UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period: January 1, 2019—June 30, 2019

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2019 Vanguard Tax-Managed Funds®

Vanguard Tax-Managed Balanced Fund

Vanguard Tax-Managed Capital Appreciation Fund

Vanguard Tax-Managed Small-Cap Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Tax-Managed Balanced Fund	3

Tax-Managed Capital Appreciation Fund	90

Tax-Managed Small-Cap Fund	110

Trustees Approve Advisory Arrangements	128

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2019
	Beginning Account Value 12/31/2018	Ending Account Value 6/30/2019	Expenses Paid During Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,113.17	$0.47
Tax-Managed Capital Appreciation Fund
Admiral™ Shares	$1,000.00	$1,190.49	$0.49
Institutional Shares	1,000.00	1,190.69	0.33
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,139.48	$0.48
Institutional Shares	1,000.00	1,139.69	0.32
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.35	$0.45
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.50	0.30
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.50	0.30

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.09%; for the Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Tax-Managed Balanced Fund

Sector Diversification

As of June 30, 2019

Equity Exposure
Consumer Discretionary	15.2%
Consumer Staples	5.6
Energy	4.7
Financial Services	20.4
Health Care	13.4
Materials & Processing	3.2
Other	0.0
Producer Durables	10.3
Technology	22.3
Utilities	4.9

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

Fixed Income Exposure
New York	7.8%
Texas	5.2
California	5.0
Florida	2.8
Illinois	2.7
Pennsylvania	2.6
Maryland	1.7
Michigan	1.6
Ohio	1.6
New Jersey	1.4
Top Ten	32.4%

The table excludes any fixed income futures contracts.

Tax-Managed Balanced Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (48.1%)[1]
Consumer Discretionary (7.3%)
*	Amazon.com Inc.	36,381	68,892
	Walt Disney Co.	153,888	21,489
	Home Depot Inc.	102,499	21,317
	Comcast Corp. Class A	401,789	16,988
	Walmart Inc.	132,349	14,623
	McDonald’s Corp.	69,274	14,385
*	Netflix Inc.	37,189	13,660
	Costco Wholesale Corp.	39,493	10,436
	NIKE Inc. Class B	109,518	9,194
	Starbucks Corp.	107,823	9,039
*	Booking Holdings Inc.	4,330	8,117
	Lowe’s Cos. Inc.	71,197	7,184
*	Charter Communications Inc. Class A	15,395	6,084
	TJX Cos. Inc.	103,072	5,450
	General Motors Co.	116,600	4,493
	Target Corp.	47,667	4,128
	Marriott International Inc. Class A	27,645	3,878
	Estee Lauder Cos. Inc. Class A	18,990	3,477
	Ross Stores Inc.	32,367	3,208
	eBay Inc.	79,628	3,145
*	Ulta Beauty Inc.	8,755	3,037
	Dollar General Corp.	21,992	2,972
*	Lululemon Athletica Inc.	16,018	2,887
	Ford Motor Co.	280,100	2,865
*	AutoZone Inc.	2,594	2,852
*	Dollar Tree Inc.	26,429	2,838
*	O’Reilly Automotive Inc.	7,603	2,808
	Yum! Brands Inc.	23,605	2,612
	VF Corp.	27,400	2,393
*	Tesla Inc.	10,642	2,378
*	Norwegian Cruise Line Holdings Ltd.	41,711	2,237
	Hilton Worldwide Holdings Inc.	21,934	2,144
*	NVR Inc.	585	1,972
*	WABCO Holdings Inc.	13,857	1,837
	Royal Caribbean Cruises Ltd.	15,032	1,822
	CBS Corp. Class B	36,316	1,812
*	Hilton Grand Vacations Inc.	54,967	1,749
*	Chipotle Mexican Grill Inc. Class A	2,268	1,662
*	Visteon Corp.	28,085	1,645
	Las Vegas Sands Corp.	27,200	1,607
*	frontdoor Inc.	36,633	1,595
*	Floor & Decor Holdings Inc. Class A	37,941	1,590
*	Madison Square Garden Co. Class A	5,648	1,581
*	CarMax Inc.	18,140	1,575
	Yum China Holdings Inc.	34,065	1,574
	Carnival Corp.	33,050	1,538
	DR Horton Inc.	34,933	1,507
	MGM Resorts International	52,646	1,504
	Aptiv plc	18,493	1,495
	Expedia Group Inc.	11,176	1,487
	Best Buy Co. Inc.	21,100	1,471
	Lennar Corp. Class A	29,269	1,418
	Tractor Supply Co.	12,514	1,362
	Domino’s Pizza Inc.	4,761	1,325
*	Discovery Communications Inc.	45,622	1,298
	Lear Corp.	9,208	1,282
*	Garrett Motion Inc.	81,290	1,248
*	Bright Horizons Family Solutions Inc.	8,183	1,235
	Sirius XM Holdings Inc.	219,780	1,226
*	Liberty Broadband Corp.	11,615	1,210
*	Kontoor Brands Inc.	42,414	1,188
	Omnicom Group Inc.	14,479	1,187
	Wynn Resorts Ltd.	9,491	1,177
	Fox Corp. Class A	31,850	1,167
	Adient plc	47,200	1,146
*	GCI Liberty Inc. Class A	18,355	1,128
*	Liberty Media Corp-Liberty SiriusXM Class C	29,296	1,113
	Genuine Parts Co.	10,203	1,057
	Darden Restaurants Inc.	8,680	1,057

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Fortune Brands Home & Security Inc.	18,483	1,056
*	Under Armour Inc. Class C	47,288	1,050
*	Caesars Entertainment Corp.	87,964	1,040
*	Under Armour Inc. Class A	40,980	1,039
*	Live Nation Entertainment Inc.	15,645	1,036
	Advance Auto Parts Inc.	6,656	1,026
	Service Corp. International	21,408	1,001
*	ServiceMaster Global Holdings Inc.	18,967	988
	Gentex Corp.	39,660	976
	Hasbro Inc.	9,200	972
*	Liberty Media Corp-Liberty SiriusXM Class A	25,335	958
	Dunkin’ Brands Group Inc.	11,883	947
*	Henry Schein Inc.	13,422	938
	Polaris Industries Inc.	10,200	931
*	Liberty Media Corp-Liberty Formula One Class A	25,794	925
	PVH Corp.	9,530	902
	Tiffany & Co.	9,500	890
*	DISH Network Corp. Class A	22,973	882
	News Corp. Class A	62,267	840
	Toll Brothers Inc.	22,801	835
*	Wayfair Inc.	5,518	806
	PulteGroup Inc.	25,300	800
*	Burlington Stores Inc.	4,636	789
*	Liberty Media Corp-Liberty Formula One Class C	20,129	753
*	LKQ Corp.	27,985	745
	Wendy’s Co.	37,068	726
	Coty Inc. Class A	51,586	691
	Kohl’s Corp.	14,485	689
	Vail Resorts Inc.	3,000	670
	Wyndham Hotels & Resorts Inc.	11,225	626
	BorgWarner Inc.	14,652	615
	Harley-Davidson Inc.	16,990	609
	Garmin Ltd.	7,500	598
*	Mohawk Industries Inc.	4,057	598
*	Liberty Broadband Corp. Class A	5,805	597
*	TripAdvisor Inc.	12,822	594
	Viacom Inc. Class B	19,324	577
	L Brands Inc.	21,900	572
	Williams-Sonoma Inc.	8,700	565
	Fox Corp. Class B	15,334	560
	Thor Industries Inc.	9,533	557
	Carter’s Inc.	5,600	546
	Whirlpool Corp.	3,582	510
	Ralph Lauren Corp. Class A	4,373	497
	Nielsen Holdings plc	21,928	496
	Brunswick Corp.	10,728	492
	Interpublic Group of Cos. Inc.	21,783	492
*	Capri Holdings Ltd.	14,070	488
	Tapestry Inc.	15,120	480
	Aramark	13,199	476
	H&R Block Inc.	16,100	472
	AMERCO	1,222	463
	Hanesbrands Inc.	26,300	453
*	AMC Networks Inc. Class A	7,849	428
	Foot Locker Inc.	8,700	365
	Newell Brands Inc.	22,794	351
*	Murphy USA Inc.	4,131	347
	Hyatt Hotels Corp. Class A	4,521	344
*	Mattel Inc.	30,537	342
	John Wiley & Sons Inc. Class A	7,218	331
*	Qurate Retail Group Inc. QVC Group Class A	25,338	314
*	Tempur Sealy International Inc.	4,272	313
*	Skechers U.S.A. Inc. Class A	9,759	307
	Gap Inc.	16,771	301
*	Avis Budget Group Inc.	8,434	297
*	Vista Outdoor Inc.	32,307	287
*	Grand Canyon Education Inc.	2,451	287
*	Urban Outfitters Inc.	12,377	282
	Nordstrom Inc.	8,000	255
*	AutoNation Inc.	5,897	247
*	Discovery Communications Inc. Class A	7,816	240
	Pool Corp.	1,184	226
*	Sally Beauty Holdings Inc.	16,347	218
*	Liberty Expedia Holdings Inc. Class A	4,472	214
*	Hertz Global Holdings Inc.	13,023	208
	Brinker International Inc.	4,837	190
*	Dropbox Inc. Class A	7,446	187
	Dick’s Sporting Goods Inc.	5,100	177
*	Fitbit Inc. Class A	37,859	167
	Penske Automotive Group Inc.	3,473	164
	Dillard’s Inc. Class A	2,353	147
*	IAA Inc.	3,700	143
*	Michaels Cos. Inc.	16,098	140
	Tribune Media Co. Class A	2,480	115
	Extended Stay America Inc.	6,727	114
	Lennar Corp. Class B	2,807	108
*	2U Inc.	2,464	93
	KAR Auction Services Inc.	3,700	92

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Cinemark Holdings Inc.	2,058	74
	Goodyear Tire & Rubber Co.	3,600	55
	Cable One Inc.	40	47
	Graham Holdings Co. Class B	59	41
	Choice Hotels International Inc.	444	39
	Columbia Sportswear Co.	358	36
	Leggett & Platt Inc.	853	33
	Lions Gate Entertainment Corp. Class A	2,223	27
*	Hertz Global Holdings Inc. Rights Exp. 07/12/2019	13,023	25
	Lions Gate Entertainment Corp. Class B	1,700	20
	Entercom Communications Corp. Class A	171	1
			381,630
Consumer Staples (2.7%)
	Procter & Gamble Co.	222,217	24,366
	Coca-Cola Co.	346,544	17,646
	PepsiCo Inc.	126,164	16,544
	Philip Morris International Inc.	138,649	10,888
	Mondelez International Inc. Class A	134,037	7,225
	Colgate-Palmolive Co.	78,870	5,653
	Altria Group Inc.	97,180	4,601
	Kimberly-Clark Corp.	30,521	4,068
*	Monster Beverage Corp.	55,718	3,556
	CVS Health Corp.	60,292	3,285
	General Mills Inc.	59,114	3,105
	Sysco Corp.	43,197	3,055
	Constellation Brands Inc. Class A	14,236	2,804
	Tyson Foods Inc. Class A	30,613	2,472
	Archer-Daniels-Midland Co.	58,573	2,390
	Hershey Co.	14,600	1,957
*	US Foods Holding Corp.	53,722	1,921
	McCormick & Co. Inc.	12,380	1,919
*	Corteva Inc.	59,120	1,748
	Walgreens Boots Alliance Inc.	31,518	1,723
	Church & Dwight Co. Inc.	22,910	1,674
	Brown-Forman Corp. Class B	28,063	1,556
	Clorox Co.	10,000	1,531
	JM Smucker Co.	12,251	1,411
	Kroger Co.	58,600	1,272
	Hormel Foods Corp.	28,084	1,139
	Conagra Brands Inc.	36,300	963
*	Post Holdings Inc.	9,186	955
	Lamb Weston Holdings Inc.	14,100	893
*	Herbalife Nutrition Ltd.	20,063	858
	Campbell Soup Co.	21,400	857
	Molson Coors Brewing Co. Class B	14,000	784
	Ingredion Inc.	9,319	769
*	Sprouts Farmers Market Inc.	40,225	760
	Bunge Ltd.	12,614	703
*	TreeHouse Foods Inc.	12,870	696
	Kellogg Co.	11,900	637
	Keurig Dr Pepper Inc.	18,165	525
	Casey’s General Stores Inc.	2,214	345
*	Pilgrim’s Pride Corp.	13,227	336
*	Hain Celestial Group Inc.	13,160	288
	Energizer Holdings Inc.	6,965	269
*	Edgewell Personal Care Co.	7,985	215
	Flowers Foods Inc.	7,464	174
	Kraft Heinz Co.	3,259	101
	Seaboard Corp.	23	95
	Spectrum Brands Holdings Inc.	983	53
			140,785
Energy (2.3%)
	Exxon Mobil Corp.	366,387	28,076
	Chevron Corp.	174,060	21,660
	ConocoPhillips	100,712	6,143
	EOG Resources Inc.	51,556	4,803
	Phillips 66	38,775	3,627
	Kinder Morgan Inc.	171,400	3,579
	Marathon Petroleum Corp.	61,071	3,413
	Valero Energy Corp.	39,000	3,339
	Anadarko Petroleum Corp.	46,992	3,316
	Pioneer Natural Resources Co.	17,785	2,736
	ONEOK Inc.	36,402	2,505
	Diamondback Energy Inc.	17,865	1,947
	Concho Resources Inc.	18,530	1,912
*	Cheniere Energy Inc.	26,147	1,790
	Occidental Petroleum Corp.	35,566	1,788
*	Extraction Oil & Gas Inc.	356,960	1,546
*	Apergy Corp.	45,782	1,536
	Devon Energy Corp.	52,854	1,507
	Hess Corp.	23,030	1,464
	Williams Cos. Inc.	52,100	1,461
	Baker Hughes a GE Co. Class A	54,250	1,336
*	Centennial Resource Development Inc. Class A	163,710	1,243
	Schlumberger Ltd.	29,400	1,168
	Marathon Oil Corp.	81,782	1,162
	Helmerich & Payne Inc.	21,715	1,099
	National Oilwell Varco Inc.	47,929	1,065
	Apache Corp.	34,038	986
	Noble Energy Inc.	42,872	960

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	WPX Energy Inc.	75,380	868
	Cabot Oil & Gas Corp.	37,604	863
*	Continental Resources Inc.	20,065	845
	Halliburton Co.	30,664	697
*	First Solar Inc.	10,605	697
*	Transocean Ltd.	107,090	686
	HollyFrontier Corp.	12,892	597
	Patterson-UTI Energy Inc.	50,602	582
	Murphy Oil Corp.	18,800	463
	Cimarex Energy Co.	7,776	461
	Nabors Industries Ltd.	133,500	387
	PBF Energy Inc. Class A	12,000	376
	Valvoline Inc.	17,015	332
	EQT Corp.	19,810	313
*	Parsley Energy Inc. Class A	15,666	298
*	CNX Resources Corp.	29,639	217
*	Whiting Petroleum Corp.	11,592	217
*	Chesapeake Energy Corp.	95,620	186
*	QEP Resources Inc.	24,055	174
*	CONSOL Energy Inc.	5,640	150
*	Antero Resources Corp.	23,252	129
	RPC Inc.	17,717	128
	Arcosa Inc.	1,968	74
	Encana Corp.	8,819	45
	Kosmos Energy Ltd.	6,584	41
	SM Energy Co.	2,600	33
	Ensco Rowan plc Class A	2,990	26
	Range Resources Corp.	3,314	23
			117,075
Financial Services (9.8%)
*	Berkshire Hathaway Inc.
	Class B	175,935	37,504
	JPMorgan Chase & Co.	298,516	33,374
	Visa Inc. Class A	157,019	27,251
	Bank of America Corp.	816,936	23,691
	Mastercard Inc. Class A	80,396	21,267
	Wells Fargo & Co.	367,091	17,371
	Citigroup Inc.	217,336	15,220
*	PayPal Holdings Inc.	118,393	13,551
	American Tower Corp.	40,219	8,223
	American Express Co.	58,598	7,233
	US Bancorp	130,672	6,847
	Goldman Sachs Group Inc.	31,593	6,464
	CME Group Inc.	31,395	6,094
	Chubb Ltd.	40,602	5,980
	PNC Financial Services Group Inc.	39,840	5,469
	Crown Castle International Corp.	39,583	5,160
	BlackRock Inc.	10,331	4,848
	Morgan Stanley	108,719	4,763
	Simon Property Group Inc.	29,278	4,677
	S&P Global Inc.	20,231	4,608
*	Fiserv Inc.	50,213	4,577
	Prologis Inc.	56,910	4,558
	Aon plc	22,428	4,328
	American International Group Inc.	79,900	4,257
	Marsh & McLennan Cos. Inc.	42,297	4,219
	Charles Schwab Corp.	104,805	4,212
	Intercontinental Exchange Inc.	47,087	4,047
	Progressive Corp.	49,497	3,956
	Equinix Inc.	7,396	3,730
	Capital One Financial Corp.	39,892	3,620
	MetLife Inc.	72,340	3,593
	Public Storage	14,772	3,518
	Bank of New York Mellon Corp.	79,501	3,510
*	SBA Communications Corp. Class A	15,519	3,489
	Travelers Cos. Inc.	23,146	3,461
*	Worldpay Inc. Class A	27,520	3,373
	Aflac Inc.	60,874	3,337
*	Square Inc.	45,108	3,272
	Prudential Financial Inc.	32,132	3,245
	Fidelity National Information Services Inc.	26,381	3,236
	BB&T Corp.	63,919	3,140
	Allstate Corp.	29,585	3,009
	Welltower Inc.	34,803	2,837
	Moody’s Corp.	14,200	2,773
	Global Payments Inc.	16,510	2,644
*	First Data Corp. Class A	96,457	2,611
	Total System Services Inc.	19,934	2,557
	Equity Residential	33,625	2,553
	SunTrust Banks Inc.	37,898	2,382
	Ventas Inc.	33,100	2,262
*	FleetCor Technologies Inc.	7,768	2,182
	Digital Realty Trust Inc.	18,310	2,157
	AvalonBay Communities Inc.	10,200	2,072
	T. Rowe Price Group Inc.	18,574	2,038
*	CBRE Group Inc. Class A	38,701	1,985
	Synchrony Financial	57,247	1,985
	MSCI Inc. Class A	8,302	1,982
*	Markel Corp.	1,770	1,929
	Willis Towers Watson plc	10,000	1,915
	Hartford Financial Services Group Inc.	33,742	1,880
	Loews Corp.	34,103	1,864
*	Alleghany Corp.	2,733	1,861
	Discover Financial Services	23,903	1,855
*	Zillow Group Inc.	39,849	1,849
*	Athene Holding Ltd. Class A	42,724	1,840
	Essex Property Trust Inc.	5,973	1,744

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	M&T Bank Corp.	10,199	1,735
	State Street Corp.	30,669	1,719
	First Republic Bank	17,026	1,663
	Realty Income Corp.	24,100	1,662
	Equifax Inc.	12,213	1,652
	Boston Properties Inc.	12,781	1,649
*	Arch Capital Group Ltd.	44,027	1,633
*	Brighthouse Financial Inc.	43,160	1,584
	AGNC Investment Corp.	92,155	1,550
	Equity Commonwealth	46,427	1,510
	KeyCorp	84,218	1,495
	Fifth Third Bancorp	53,575	1,495
	Ameriprise Financial Inc.	10,193	1,480
	Comerica Inc.	20,326	1,476
*	SVB Financial Group	6,567	1,475
	TransUnion	19,883	1,462
	E*TRADE Financial Corp.	32,518	1,450
	Zions Bancorp NA	30,699	1,412
	Extra Space Storage Inc.	13,300	1,411
	Torchmark Corp.	15,679	1,403
	Nasdaq Inc.	14,423	1,387
	Franklin Resources Inc.	38,675	1,346
	Reinsurance Group of America Inc. Class A	8,395	1,310
	Regions Financial Corp.	87,002	1,300
	HCP Inc.	40,614	1,299
	Northern Trust Corp.	14,372	1,293
	Equity LifeStyle Properties Inc.	10,523	1,277
	WR Berkley Corp.	19,249	1,269
	Huntington Bancshares Inc.	89,700	1,240
	Lincoln National Corp.	19,230	1,239
	FactSet Research Systems Inc.	4,244	1,216
	Cboe Global Markets Inc.	11,525	1,194
*	Western Alliance Bancorp	26,646	1,192
	TD Ameritrade Holding Corp.	23,647	1,180
	Alexandria Real Estate Equities Inc.	8,330	1,175
	Citizens Financial Group Inc.	31,943	1,130
	Camden Property Trust	10,700	1,117
	American Homes 4 Rent Class A	45,625	1,109
	Host Hotels & Resorts Inc.	60,499	1,102
	Mid-America Apartment Communities Inc.	9,294	1,094
	Everest Re Group Ltd.	4,400	1,088
	Principal Financial Group Inc.	18,700	1,083
*	Howard Hughes Corp.	8,728	1,081
	SEI Investments Co.	18,913	1,061
	Lamar Advertising Co. Class A	13,067	1,055
	Weyerhaeuser Co.	39,846	1,050
	Raymond James Financial Inc.	11,434	967
	Douglas Emmett Inc.	24,033	957
	East West Bancorp Inc.	20,444	956
	Federal Realty Investment Trust	7,319	942
	Broadridge Financial Solutions Inc.	7,331	936
	Apartment Investment & Management Co.	18,480	926
	Arthur J Gallagher & Co.	10,570	926
	Synovus Financial Corp.	26,425	925
	Kilroy Realty Corp.	12,189	900
	Hanover Insurance Group Inc.	6,939	890
*	Credit Acceptance Corp.	1,822	882
	Brown & Brown Inc.	26,238	879
	Cincinnati Financial Corp.	8,401	871
	Navient Corp.	61,273	836
	RenaissanceRe Holdings Ltd.	4,651	828
	Vornado Realty Trust	12,900	827
	Fidelity National Financial Inc.	20,332	819
	Unum Group	24,293	815
	Ally Financial Inc.	26,054	807
*	WEX Inc.	3,748	780
	Assurant Inc.	7,242	770
	JBG SMITH Properties	19,287	759
	Invesco Ltd.	37,000	757
	Associated Banc-Corp	35,476	750
	TCF Financial Corp.	35,874	746
	Voya Financial Inc.	13,412	742
	MarketAxess Holdings Inc.	2,300	739
	Duke Realty Corp.	23,013	727
	Jones Lang LaSalle Inc.	5,012	705
	Sterling Bancorp	32,600	694
	WP Carey Inc.	8,400	682
	Commerce Bancshares Inc.	11,196	668
	Western Union Co.	32,876	654
	New Residential Investment Corp.	40,541	624
	UDR Inc.	13,895	624
	VEREIT Inc.	68,000	613
	Starwood Property Trust Inc.	26,200	595
	Popular Inc.	10,841	588
	Invitation Homes Inc.	21,896	585
	Kimco Realty Corp.	31,300	578
*	Euronet Worldwide Inc.	3,392	571
	Santander Consumer USA Holdings Inc.	23,585	565
	Assured Guaranty Ltd.	13,302	560

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Jack Henry & Associates Inc.	4,132	553
	Legg Mason Inc.	14,354	549
	Gaming and Leisure Properties Inc.	13,700	534
	Omega Healthcare Investors Inc.	14,000	515
	New York Community Bancorp Inc.	50,788	507
	SL Green Realty Corp.	6,259	503
	Wyndham Destinations Inc.	11,225	493
	Alliance Data Systems Corp.	3,477	487
	Park Hotels & Resorts Inc.	17,624	486
	First Horizon National Corp.	32,130	480
	Sun Communities Inc.	3,700	474
	American Financial Group Inc.	4,520	463
	Affiliated Managers Group Inc.	4,984	459
*	Fair Isaac Corp.	1,440	452
	CyrusOne Inc.	7,600	439
	Outfront Media Inc.	17,000	438
	First Hawaiian Inc.	16,576	429
	Weingarten Realty Investors	15,484	425
	SITE Centers Corp.	31,400	416
	Chimera Investment Corp.	21,783	411
	CNA Financial Corp.	8,693	409
	MFA Financial Inc.	55,156	396
	Brookfield Property REIT Inc. Class A	20,850	394
	OneMain Holdings Inc.	11,211	379
	Brixmor Property Group Inc.	20,800	372
	CoreSite Realty Corp.	3,037	350
	Regency Centers Corp.	5,233	349
	Annaly Capital Management Inc.	37,800	345
	BankUnited Inc.	10,000	337
	Lazard Ltd. Class A	9,725	334
	LPL Financial Holdings Inc.	4,000	326
	Jefferies Financial Group Inc.	16,533	318
	National Retail Properties Inc.	5,800	307
*	Texas Capital Bancshares Inc.	5,009	307
	Spirit Realty Capital Inc.	7,200	307
	Old Republic International Corp.	13,642	305
	Liberty Property Trust	6,100	305
	BOK Financial Corp.	4,040	305
	White Mountains Insurance Group Ltd.	298	304
	First American Financial Corp.	5,600	301
	Brandywine Realty Trust	20,600	295
*	CoreLogic Inc.	6,976	292
	Interactive Brokers Group Inc.	5,220	283
	VICI Properties Inc.	12,500	276
	Signature Bank	2,248	272
	Apple Hospitality REIT Inc.	16,400	260
*	Zillow Group Inc. Class A	5,369	246
	Corporate Office Properties Trust	9,060	239
	Retail Properties of America Inc.	19,700	232
	Hudson Pacific Properties Inc.	6,800	226
	Umpqua Holdings Corp.	12,000	199
	American Campus Communities Inc.	4,260	197
	AXA Equitable Holdings Inc.	9,264	194
	Medical Properties Trust Inc.	10,779	188
	CIT Group Inc.	3,500	184
	Healthcare Trust of America Inc. Class A	6,500	178
	CubeSmart	5,009	168
	STORE Capital Corp.	4,944	164
	Eaton Vance Corp.	3,800	164
	Axis Capital Holdings Ltd.	2,600	155
	Rayonier Inc.	5,100	155
	Evercore Inc. Class A	1,600	142
	Morningstar Inc.	964	139
	EPR Properties	1,518	113
	FNB Corp.	8,934	105
	First Citizens BancShares Inc. Class A	229	103
	Taubman Centers Inc.	2,484	101
	Pinnacle Financial Partners Inc.	1,700	98
	BGC Partners Inc. Class A	15,300	80
	Cullen/Frost Bankers Inc.	800	75
	Highwoods Properties Inc.	1,638	68
	SLM Corp.	6,800	66
	Webster Financial Corp.	998	48
	Mercury General Corp.	711	44
	Bank of Hawaii Corp.	443	37
	Wintrust Financial Corp.	497	36
	People’s United Financial Inc.	2,142	36
	PacWest Bancorp	905	35
	Empire State Realty Trust Inc.	2,287	34
	Paramount Group Inc.	2,332	33
	Life Storage Inc.	342	33
	Columbia Property Trust Inc.	1,558	32
	Prosperity Bancshares Inc.	487	32
	Virtu Financial Inc. Class A	1,264	28
			510,155

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
Health Care (6.4%)
	Johnson & Johnson	237,487	33,077
	Pfizer Inc.	533,150	23,096
	UnitedHealth Group Inc.	88,062	21,488
	Merck & Co. Inc.	239,480	20,080
	Abbott Laboratories	156,188	13,135
	Medtronic plc	124,710	12,146
	Amgen Inc.	58,906	10,855
	Thermo Fisher Scientific Inc.	35,013	10,283
	Eli Lilly & Co.	82,252	9,113
	Danaher Corp.	56,851	8,125
	Anthem Inc.	24,296	6,857
	Stryker Corp.	30,449	6,260
	Becton Dickinson and Co.	24,169	6,091
	AbbVie Inc.	83,654	6,083
*	Celgene Corp.	65,326	6,039
	Gilead Sciences Inc.	88,002	5,945
	Cigna Corp.	34,929	5,503
*	Boston Scientific Corp.	125,265	5,384
*	Intuitive Surgical Inc.	10,232	5,367
	Zoetis Inc.	46,568	5,285
*	Illumina Inc.	13,328	4,907
*	Vertex Pharmaceuticals Inc.	23,495	4,309
	Bristol-Myers Squibb Co.	93,960	4,261
	Baxter International Inc.	45,000	3,686
	HCA Healthcare Inc.	27,087	3,661
	Humana Inc.	13,448	3,568
*	Edwards Lifesciences Corp.	19,230	3,553
*	Biogen Inc.	15,020	3,513
	Allergan plc	18,705	3,132
*	Alexion Pharmaceuticals Inc.	20,097	2,632
*	IQVIA Holdings Inc.	14,714	2,368
*	Elanco Animal Health Inc.	68,229	2,306
	McKesson Corp.	16,936	2,276
	Agilent Technologies Inc.	29,707	2,218
*	IDEXX Laboratories Inc.	7,776	2,141
*	QIAGEN NV	52,694	2,137
	Zimmer Biomet Holdings Inc.	18,070	2,128
*	Laboratory Corp. of America Holdings	12,244	2,117
*	Regeneron Pharmaceuticals Inc.	6,762	2,117
*	Align Technology Inc.	7,159	1,959
*	Penumbra Inc.	11,995	1,919
*	Veeva Systems Inc. Class A	11,830	1,918
*	Masimo Corp.	12,799	1,905
	Cerner Corp.	25,793	1,891
*	Centene Corp.	36,050	1,890
	Cooper Cos. Inc.	5,136	1,730
	Quest Diagnostics Inc.	16,919	1,723
	Cardinal Health Inc.	32,745	1,542
*	BioMarin Pharmaceutical Inc.	17,664	1,513
*	Varian Medical Systems Inc.	10,913	1,486
*	Incyte Corp.	17,015	1,446
*	Exact Sciences Corp.	11,972	1,413
	ResMed Inc.	11,300	1,379
*	Hologic Inc.	27,922	1,341
	AmerisourceBergen Corp. Class A	15,706	1,339
	Universal Health Services Inc. Class B	10,172	1,326
	Teleflex Inc.	3,932	1,302
	PerkinElmer Inc.	13,223	1,274
*	DexCom Inc.	7,664	1,148
	Dentsply Sirona Inc.	18,983	1,108
*	Sage Therapeutics Inc.	5,863	1,073
*	Jazz Pharmaceuticals plc	7,135	1,017
*	Mylan NV	53,168	1,012
*	Bio-Rad Laboratories Inc. Class A	3,207	1,002
*	Sarepta Therapeutics Inc.	6,466	983
*	ABIOMED Inc.	3,660	953
*	WellCare Health Plans Inc.	3,262	930
*	Charles River Laboratories International Inc.	6,510	924
	Hill-Rom Holdings Inc.	8,722	913
*	Catalent Inc.	16,316	885
*	Bluebird Bio Inc.	6,858	872
	Bio-Techne Corp.	4,125	860
*	Ionis Pharmaceuticals Inc.	13,373	860
*	Moderna Inc.	57,749	845
*	Seattle Genetics Inc.	12,096	837
*	Molina Healthcare Inc.	5,692	815
*	Neurocrine Biosciences Inc.	9,423	796
*	DaVita Inc.	14,089	793
*	Alnylam Pharmaceuticals Inc.	9,775	709
*	Exelixis Inc.	31,721	678
	Perrigo Co. plc	13,878	661
*	Premier Inc. Class A	16,244	635
	STERIS plc	4,000	596
	Chemed Corp.	1,300	469
*	United Therapeutics Corp.	5,483	428
	West Pharmaceutical Services Inc.	3,341	418
*	MEDNAX Inc.	15,543	392
*	Insulet Corp.	3,110	371
*	Acadia Healthcare Co. Inc.	10,507	367
*	PRA Health Sciences Inc.	3,171	314
*	Agios Pharmaceuticals Inc.	5,863	292
*	Nektar Therapeutics Class A	8,100	288

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Varex Imaging Corp.	8,495	260
*	ICU Medical Inc.	977	246
*	Integra LifeSciences Holdings Corp.	4,195	234
*	Tenet Healthcare Corp.	7,499	155
	Encompass Health Corp.	2,416	153
*	Alkermes plc	6,313	142
*	Mallinckrodt plc	11,378	104
*	Endo International plc	22,615	93
	Patterson Cos. Inc.	3,600	82
	Amcor plc	6,788	78
	Bruker Corp.	1,500	75
			334,404
Materials & Processing (1.5%)
	Linde plc	49,487	9,937
	DuPont de Nemours Inc.	59,121	4,438
	Air Products & Chemicals Inc.	18,500	4,188
	Ecolab Inc.	20,400	4,028
	Dow Inc.	67,187	3,313
	Sherwin-Williams Co.	7,060	3,236
	Newmont Goldcorp Corp.	72,089	2,773
	Ingersoll-Rand plc	20,400	2,584
	LyondellBasell Industries NV Class A	28,438	2,449
	PPG Industries Inc.	19,800	2,311
	Ball Corp.	30,836	2,158
	Vulcan Materials Co.	13,386	1,838
	Freeport-McMoRan Inc.	148,924	1,729
*	Alcoa Corp.	72,147	1,689
	Celanese Corp. Class A	14,628	1,577
	Martin Marietta Materials Inc.	6,586	1,516
*	Univar Inc.	68,437	1,508
	International Paper Co.	31,443	1,362
	Lennox International Inc.	4,681	1,287
*	Crown Holdings Inc.	20,669	1,263
*	Berry Global Group Inc.	23,007	1,210
	Hexcel Corp.	14,466	1,170
	Fastenal Co.	35,846	1,168
	International Flavors & Fragrances Inc.	7,630	1,107
	Nucor Corp.	20,043	1,104
	CF Industries Holdings Inc.	17,959	839
	Sealed Air Corp.	19,269	824
	Armstrong World Industries Inc.	8,089	786
	Owens Corning	13,342	777
	Westrock Co.	20,760	757
	FMC Corp.	9,098	755
	Masco Corp.	19,089	749
	Albemarle Corp.	10,400	732
	Reliance Steel & Aluminum Co.	7,600	719
	Eagle Materials Inc.	7,542	699
	Eastman Chemical Co.	8,219	640
	Silgan Holdings Inc.	18,967	580
	Packaging Corp. of America	6,052	577
	Huntsman Corp.	27,900	570
	Southern Copper Corp.	14,656	569
	Mosaic Co.	21,230	531
	Valmont Industries Inc.	4,136	525
	Westlake Chemical Corp.	7,433	516
	WR Grace & Co.	6,600	502
	Scotts Miracle-Gro Co.	5,042	497
	Ashland Global Holdings Inc.	6,198	496
	Olin Corp.	22,500	493
	Owens-Illinois Inc.	27,105	468
*	Element Solutions Inc.	44,184	457
	NewMarket Corp.	1,129	453
*	Axalta Coating Systems Ltd.	14,220	423
	Versum Materials Inc.	8,023	414
	Royal Gold Inc.	3,900	400
	RPM International Inc.	6,500	397
*	AdvanSix Inc.	12,170	297
	Cabot Corp.	5,900	282
	Graphic Packaging Holding Co.	15,800	221
	Steel Dynamics Inc.	7,100	214
	GrafTech International Ltd.	17,200	198
	AptarGroup Inc.	1,500	187
*	Livent Corp.	25,659	178
	Timken Co.	3,100	159
	Acuity Brands Inc.	1,067	147
	United States Steel Corp.	8,000	122
	Domtar Corp.	2,136	95
	Chemours Co.	3,914	94
	Sonoco Products Co.	1,300	85
	Watsco Inc.	500	82
	Ardagh Group SA	3,458	61
			80,510
Other (0.0%)
*	Uber Technologies Inc.	3,845	178
*	Lyft Inc. Class A	2,246	148
*	Pinterest Inc. Class A	3,569	97
*	Zoom Video Communications Inc. Class A	973	86
*,§	Herbalife Ltd. CVR	3,294	32
*,§	Tahoe Resources Inc. CVR Exp. 02/27/2029	22,786	5
			546
Producer Durables (5.0%)
	Boeing Co.	47,052	17,127
	Honeywell International Inc.	63,834	11,145
	Union Pacific Corp.	62,786	10,618
	Accenture plc Class A	57,431	10,612
	United Technologies Corp.	73,286	9,542

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	3M Co.	49,987	8,665
	Lockheed Martin Corp.	22,492	8,177
	General Electric Co.	767,418	8,058
	Caterpillar Inc.	49,756	6,781
	Automatic Data Processing Inc.	38,034	6,288
	United Parcel Service Inc. Class B	60,781	6,277
	CSX Corp.	63,354	4,902
	Deere & Co.	26,980	4,471
	Norfolk Southern Corp.	21,800	4,345
	Northrop Grumman Corp.	12,446	4,021
	Illinois Tool Works Inc.	26,375	3,978
	Raytheon Co.	22,435	3,901
	Waste Management Inc.	33,651	3,882
	FedEx Corp.	22,369	3,673
	Emerson Electric Co.	54,190	3,616
	Delta Air Lines Inc.	62,899	3,570
*	United Airlines Holdings Inc.	37,419	3,276
	Roper Technologies Inc.	8,710	3,190
	General Dynamics Corp.	17,491	3,180
	Eaton Corp. plc	37,345	3,110
*	TransDigm Group Inc.	5,456	2,640
	Southwest Airlines Co.	50,666	2,573
	Cintas Corp.	10,373	2,461
*	Mettler-Toledo International Inc.	2,719	2,284
*	CoStar Group Inc.	3,752	2,079
	AMETEK Inc.	22,442	2,039
	Xylem Inc.	23,614	1,975
	Verisk Analytics Inc. Class A	13,447	1,969
	Paychex Inc.	23,684	1,949
*	Copart Inc.	25,143	1,879
*	Waters Corp.	8,370	1,802
	IDEX Corp.	10,462	1,801
	Cummins Inc.	10,321	1,768
	PACCAR Inc.	23,928	1,715
	Fortive Corp.	20,386	1,662
	Textron Inc.	30,558	1,621
*	Gardner Denver Holdings Inc.	46,162	1,597
	Parker-Hannifin Corp.	9,302	1,581
	Stanley Black & Decker Inc.	10,910	1,578
*	Resideo Technologies Inc.	70,732	1,550
	Rockwell Automation Inc.	9,203	1,508
	Expeditors International of Washington Inc.	19,686	1,493
*	United Rentals Inc.	11,176	1,482
*	Conduent Inc.	153,489	1,472
	Huntington Ingalls Industries Inc.	6,494	1,459
*	Welbilt Inc.	86,726	1,448
*	Keysight Technologies Inc.	16,038	1,440
	Republic Services Inc. Class A	16,510	1,430
	L3 Technologies Inc.	5,789	1,419
	Allegion plc	12,833	1,419
*	Sensata Technologies Holding plc	27,745	1,360
*	AECOM	33,909	1,283
	CH Robinson Worldwide Inc.	15,011	1,266
*	Colfax Corp.	44,463	1,246
*	HD Supply Holdings Inc.	30,397	1,224
*	Gates Industrial Corp. plc	106,451	1,215
	Jacobs Engineering Group Inc.	14,361	1,212
	Nordson Corp.	8,492	1,200
*	Trimble Inc.	26,321	1,187
	Wabtec Corp.	16,047	1,152
	Spirit AeroSystems Holdings Inc. Class A	13,411	1,091
	Carlisle Cos. Inc.	7,633	1,072
	AO Smith Corp.	22,475	1,060
	ITT Inc.	16,144	1,057
	Oshkosh Corp.	12,558	1,049
	Johnson Controls International plc	25,378	1,048
*	Zebra Technologies Corp.	4,990	1,045
	JB Hunt Transport Services Inc.	11,052	1,010
	FLIR Systems Inc.	18,391	995
*	Kirby Corp.	12,202	964
	BWX Technologies Inc.	17,602	917
	AGCO Corp.	11,695	907
	Toro Co.	13,011	870
	Landstar System Inc.	7,935	857
	Air Lease Corp. Class A	20,291	839
	Arconic Inc.	32,466	838
*	Genesee & Wyoming Inc. Class A	8,376	838
	Robert Half International Inc.	14,500	827
	Lincoln Electric Holdings Inc.	9,765	804
	Xerox Corp.	22,618	801
	Quanta Services Inc.	20,704	791
	Dover Corp.	7,663	768
	Flowserve Corp.	14,313	754
*	Teledyne Technologies Inc.	2,710	742
*	XPO Logistics Inc.	12,470	721
	WW Grainger Inc.	2,682	719
*	Clean Harbors Inc.	9,697	689
	Donaldson Co. Inc.	13,286	676
	National Instruments Corp.	14,511	609
	Kansas City Southern	5,000	609
	Copa Holdings SA Class A	5,839	570

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	JetBlue Airways Corp.	29,633	548
	ManpowerGroup Inc.	5,650	546
	Avery Dennison Corp.	4,600	532
	Terex Corp.	16,100	506
	Knight-Swift Transportation Holdings Inc.	14,300	470
*	Middleby Corp.	3,255	442
	Ryder System Inc.	7,500	437
	Snap-on Inc.	2,597	430
*	WESCO International Inc.	8,404	426
	Old Dominion Freight Line Inc.	2,837	423
*	Stericycle Inc.	8,849	423
	Genpact Ltd.	11,065	421
	Trinity Industries Inc.	19,100	396
	MSC Industrial Direct Co. Inc. Class A	5,300	394
	HEICO Corp. Class A	3,638	376
	Pentair plc	10,087	375
	Booz Allen Hamilton Holding Corp. Class A	4,900	324
*	Herc Holdings Inc.	7,008	321
	Hubbell Inc. Class B	2,200	287
	nVent Electric plc	10,087	250
	Graco Inc.	4,912	247
	Fluor Corp.	6,858	231
	Regal Beloit Corp.	2,800	229
	HEICO Corp.	1,087	145
	Littelfuse Inc.	768	136
	Rollins Inc.	3,712	133
	Schneider National Inc. Class B	6,200	113
	ADT Inc.	14,100	86
	Altra Industrial Motion Corp.	2,386	86
	Allison Transmission Holdings Inc.	1,200	56
	American Airlines Group Inc.	1,200	39
	Curtiss-Wright Corp.	305	39
	Crane Co.	451	38
			258,285
Technology (10.7%)
	Microsoft Corp.	670,300	89,793
	Apple Inc.	419,549	83,037
*	Facebook Inc. Class A	210,792	40,683
*	Alphabet Inc. Class C	27,635	29,871
*	Alphabet Inc. Class A	25,754	27,886
	Cisco Systems Inc.	409,381	22,405
	Intel Corp.	398,000	19,052
*	Adobe Inc.	44,894	13,228
	Oracle Corp.	215,417	12,272
	International Business Machines Corp.	83,403	11,501
	Broadcom Inc.	35,849	10,320
*	salesforce.com Inc.	65,757	9,977
	Texas Instruments Inc.	85,640	9,828
	NVIDIA Corp.	51,262	8,419
	QUALCOMM Inc.	108,398	8,246
	Intuit Inc.	21,024	5,494
*	Micron Technology Inc.	138,310	5,337
*	ServiceNow Inc.	15,824	4,345
*	Red Hat Inc.	22,594	4,242
	Applied Materials Inc.	90,715	4,074
*	Advanced Micro Devices Inc.	129,923	3,946
*	Workday Inc. Class A	19,059	3,918
	Analog Devices Inc.	32,108	3,624
*	Autodesk Inc.	21,648	3,526
	HP Inc.	160,973	3,347
*	Electronic Arts Inc.	28,432	2,879
	Cognizant Technology Solutions Corp. Class A	45,015	2,854
	Activision Blizzard Inc.	59,760	2,821
	Motorola Solutions Inc.	15,878	2,647
	Lam Research Corp.	14,049	2,639
	Xilinx Inc.	21,429	2,527
	Amphenol Corp. Class A	26,138	2,508
*	Atlassian Corp. plc Class A	18,735	2,451
*	Okta Inc.	19,409	2,397
*	Twilio Inc. Class A	17,478	2,383
*	Twitter Inc.	66,643	2,326
	Corning Inc.	68,131	2,264
*	GoDaddy Inc. Class A	31,357	2,200
	Hewlett Packard Enterprise Co.	146,129	2,185
	VMware Inc. Class A	12,837	2,146
*	Black Knight Inc.	34,912	2,100
	NXP Semiconductors NV	21,499	2,099
*	Synopsys Inc.	16,191	2,084
*	VeriSign Inc.	9,853	2,061
*	IHS Markit Ltd.	31,574	2,012
	Microchip Technology Inc.	20,570	1,783
	Harris Corp.	8,981	1,699
*	Palo Alto Networks Inc.	8,303	1,692
	KLA-Tencor Corp.	14,117	1,669
*	Splunk Inc.	13,214	1,662
*	Dell Technologies Inc.	31,626	1,607
*	Teradata Corp.	44,755	1,604
*	Cadence Design Systems Inc.	22,559	1,597
	NetApp Inc.	25,771	1,590
*	IAC/InterActiveCorp	7,081	1,540
*	DocuSign Inc. Class A	29,825	1,483
	Match Group Inc.	21,895	1,473
	Maxim Integrated Products Inc.	24,329	1,455
*	Arista Networks Inc.	5,603	1,455
*	ANSYS Inc.	7,069	1,448

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Ceridian HCM Holding Inc.	28,778	1,445
*	EchoStar Corp. Class A	32,155	1,425
	Western Digital Corp.	29,474	1,401
*	Akamai Technologies Inc.	17,101	1,370
	DXC Technology Co.	24,682	1,361
*	Pure Storage Inc. Class A	88,978	1,359
	Skyworks Solutions Inc.	17,100	1,321
*	Nutanix Inc.	50,512	1,310
*	SolarWinds Corp.	70,513	1,293
*	Covetrus Inc.	52,756	1,290
*	Gartner Inc.	7,774	1,251
*	Pluralsight Inc. Class A	40,602	1,231
	Marvell Technology Group Ltd.	51,555	1,231
	Symantec Corp.	56,039	1,219
*	Elastic NV	14,895	1,112
	Citrix Systems Inc.	11,127	1,092
	Juniper Networks Inc.	40,200	1,071
*	Tableau Software Inc. Class A	6,373	1,058
*	F5 Networks Inc.	6,859	999
	CDW Corp.	8,857	983
	SS&C Technologies Holdings Inc.	16,600	956
*	PTC Inc.	10,469	940
	Teradyne Inc.	19,532	936
	Amdocs Ltd.	14,500	900
*	ON Semiconductor Corp.	42,506	859
*	Paycom Software Inc.	3,751	850
*	Take-Two Interactive Software Inc.	7,416	842
*	Tyler Technologies Inc.	3,832	828
	Leidos Holdings Inc.	10,350	826
*	Fortinet Inc.	10,756	826
	Avnet Inc.	17,300	783
*	Zendesk Inc.	8,670	772
*	Qorvo Inc.	11,320	754
	Cypress Semiconductor Corp.	32,500	723
*	Guidewire Software Inc.	7,046	714
	CDK Global Inc.	14,435	714
	Universal Display Corp.	3,786	712
*	Proofpoint Inc.	5,609	674
*	Arrow Electronics Inc.	8,763	625
	Sabre Corp.	27,200	604
*	EPAM Systems Inc.	3,426	593
*	RingCentral Inc. Class A	4,984	573
	Dolby Laboratories Inc. Class A	8,275	535
	MKS Instruments Inc.	6,500	506
*	GrubHub Inc.	6,229	486
*	Nuance Communications Inc.	29,402	470
*	Zynga Inc. Class A	75,196	461
	Cognex Corp.	9,600	461
*	Manhattan Associates Inc.	6,606	458
*	NCR Corp.	14,237	443
*	IPG Photonics Corp.	2,131	329
*	FireEye Inc.	20,696	307
	Jabil Inc.	8,300	262
*	Inovalon Holdings Inc. Class A	17,520	254
	Monolithic Power Systems Inc.	1,800	244
*	Yelp Inc. Class A	6,304	215
	LogMeIn Inc.	2,900	214
*	Coherent Inc.	1,542	210
*	Groupon Inc. Class A	56,664	203
*	Aspen Technology Inc.	1,506	187
*	CommScope Holding Co. Inc.	10,677	168
	Switch Inc.	12,674	166
*	RealPage Inc.	2,592	153
	Pegasystems Inc.	1,468	105
	Perspecta Inc.	4,425	104
*	Cree Inc.	1,543	87
*	Slack Technologies Inc. Class A	1,575	59
	Ubiquiti Networks Inc.	306	40
			558,664
Utilities (2.4%)
	Verizon Communications Inc.	384,874	21,988
	AT&T Inc.	505,718	16,947
	NextEra Energy Inc.	47,042	9,637
	Duke Energy Corp.	76,972	6,792
	Dominion Energy Inc.	75,797	5,861
	Southern Co.	101,616	5,617
	Exelon Corp.	84,900	4,070
	American Electric Power Co. Inc.	45,700	4,022
	Sempra Energy	26,229	3,605
*	T-Mobile US Inc.	44,063	3,267
	Consolidated Edison Inc.	33,700	2,955
	Public Service Enterprise Group Inc.	49,300	2,900
	American Water Works Co. Inc.	22,184	2,573
	WEC Energy Group Inc.	27,832	2,320
	Xcel Energy Inc.	37,904	2,255
	PPL Corp.	61,004	1,892
	DTE Energy Co.	14,767	1,888
	Edison International	26,717	1,801
	Eversource Energy	22,187	1,681
	FirstEnergy Corp.	38,600	1,653
*	PG&E Corp.	61,036	1,399
	NiSource Inc.	42,649	1,228
	Alliant Energy Corp.	24,226	1,189

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Evergy Inc.	19,735	1,187
	Ameren Corp.	15,737	1,182
	Entergy Corp.	11,483	1,182
	CMS Energy Corp.	20,227	1,171
	CenterPoint Energy Inc.	39,500	1,131
	OGE Energy Corp.	23,786	1,012
	NRG Energy Inc.	28,315	994
*	Zayo Group Holdings Inc.	29,089	957
	AES Corp.	53,469	896
	Vistra Energy Corp.	39,091	885
	Aqua America Inc.	20,886	864
	UGI Corp.	15,661	836
	Telephone & Data Systems Inc.	22,046	670
	Atmos Energy Corp.	5,445	575
	Pinnacle West Capital Corp.	5,958	561
*	United States Cellular Corp.	11,461	512
*	Sprint Corp.	76,183	501
	National Fuel Gas Co.	5,771	304
	MDU Resources Group Inc.	9,950	257
	Avangrid Inc.	4,545	230
	Hawaiian Electric Industries Inc.	1,058	46
			123,493
Total Common Stocks (Cost $1,410,478)			2,505,547

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (51.8%)
Alabama (0.5%)
	Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20		500	515
	Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33		500	540
	Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/32		380	414
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/31		1,100	1,337
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23		1,555	1,681
2	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT, 67% of 1M USD LIBOR + 0.900%	2.535%	12/1/23		1,000	981
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21		3,885	4,057
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22		430	459
	Huntsville AL Electric System Revenue	5.000%	12/1/30		510	629
	Huntsville AL GO	5.000%	5/1/35		1,125	1,372
	Jefferson County AL Revenue	5.000%	9/15/29		1,020	1,234
	Jefferson County AL Revenue	5.000%	9/15/33		1,000	1,189
	Jefferson County AL Sewer Revenue	5.000%	10/1/23		500	562
	Jefferson County AL Sewer Revenue	0.000%	10/1/25	(4)	500	424
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24		6,185	6,706
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24		1,105	1,203
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27		530	644
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28		1,090	1,319
	University of South Alabama University Facilities Revenue	5.000%	11/1/23	(4)	740	841
						26,107
Alaska (0.1%)
	Alaska Housing Finance Corp. Revenue	5.000%	6/1/22	(Prere.)	425	469
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/29		75	81
	Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21		1,650	1,776
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31		1,345	1,565
						3,891
Arizona (1.1%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30		675	795
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31		545	628
3	Arizona COP	5.000%	10/1/26		2,000	2,461
3	Arizona Lottery Revenue	5.000%	7/1/28		1,000	1,254
	Arizona School Facilities Board COP	5.000%	9/1/21		1,355	1,461

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36		1,165	1,379
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21		2,240	2,405
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23		2,100	2,402
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24		2,110	2,482
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20	(Prere.)	500	519
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	(Prere.)	500	555
Arizona Transportation Board Highway Revenue	5.000%	7/1/22		2,210	2,450
Arizona Transportation Board Highway Revenue	5.000%	7/1/32		1,025	1,233
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27		1,000	1,175
Chandler AZ GO	5.000%	7/1/23		1,125	1,286
Gilbert AZ GO	5.000%	7/1/20		2,480	2,572
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30		335	345
Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33		830	997
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	4.000%	7/1/19		900	900
Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/24		1,700	1,994
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	(Prere.)	365	378
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22		1,145	1,270
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/22		2,290	2,538
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27		1,295	1,591
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28		2,000	2,220
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21		525	564
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22		1,260	1,397
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23		2,030	2,320
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26		2,520	2,952
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35		1,900	2,266
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27		300	355
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28		250	300

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pima County AZ Sewer Revenue	5.000%	7/1/20		500	518
Pima County AZ Sewer Revenue	5.000%	7/1/20		1,150	1,192
Pima County AZ Sewer Revenue	5.000%	7/1/24		1,105	1,298
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24		1,125	1,336
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/28		515	558
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/29		2,000	2,197
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36		1,540	1,853
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24		910	1,056
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28		640	797
University Medical Center Corp. Arizona Hospital Revenue	5.000%	7/1/19	(ETM)	500	500
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Northern Arizona Healthcare System)	5.250%	10/1/22		500	541
					59,290
Arkansas (0.2%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25		2,000	2,022
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/29		1,055	1,265
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/21	(Prere.)	55	56
Springdale AR Sales and Use Revenue	5.000%	4/1/37	(15)	1,000	1,119
Springdale AR School District No. 50 GO	4.000%	6/1/27		1,190	1,278
Springdale AR School District No. 50 GO	4.000%	6/1/32		1,155	1,224
University of Arkansas Revenue	5.000%	11/1/21		805	873
University of Arkansas Revenue	5.000%	11/1/24		775	914
University of Arkansas Revenue	5.000%	11/1/30		765	929
					9,680
California (5.0%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/22		500	551
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/21		760	815
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	(4)	1,120	1,381
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	740	535
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/32	(14)	1,690	1,144
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/30		1,000	1,134
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33		1,015	1,148
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	10/1/20	(Prere.)	500	524

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	1,000	1,144
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/31		500	549
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33		1,000	1,133
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37		820	905
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20		1,000	1,000
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20		1,500	1,502
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22		1,150	1,165
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		2,950	3,024
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25		1,000	1,063
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26		2,000	2,124
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26		1,000	1,075
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.600%	2.500%	4/1/20		1,000	1,001
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.600%	4/1/21		1,000	1,004
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.800%	5/1/23		1,000	1,014
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	(2)	1,000	782
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/20		1,165	1,203
	California Economic Recovery GO	5.000%	7/1/19	(Prere.)	500	500
	California Economic Recovery GO	5.000%	7/1/19	(ETM)	500	500
	California Economic Recovery GO	5.250%	7/1/19	(Prere.)	315	315
	California Economic Recovery GO	5.250%	7/1/19	(Prere.)	185	185
	California GO	5.000%	2/1/20		500	511
	California GO	5.000%	10/1/20		2,000	2,095
	California GO	5.000%	8/1/22		1,000	1,115
	California GO	5.000%	9/1/22		1,805	2,018
	California GO	5.000%	11/1/23		1,155	1,338
	California GO	5.000%	4/1/24		2,000	2,343
	California GO	5.000%	9/1/24		1,315	1,558
	California GO	5.000%	10/1/24		2,000	2,376
	California GO	5.000%	10/1/25		2,500	3,044
	California GO	5.000%	3/1/26		660	791
	California GO	5.000%	4/1/26		2,000	2,463
	California GO	5.000%	4/1/27		2,000	2,512

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO	3.500%	8/1/27		1,515	1,722
California GO	5.000%	2/1/28		690	780
California GO	5.000%	9/1/29		455	560
California GO	5.000%	11/1/29		1,700	1,960
California GO	5.250%	3/1/30		500	513
California GO	5.000%	4/1/30		500	658
California GO	5.000%	9/1/30		1,000	1,078
California GO	5.250%	9/1/30		500	542
California GO	4.000%	8/1/31		1,675	1,895
California GO	5.000%	2/1/32		500	546
California GO	5.000%	4/1/32		2,500	3,196
California GO	5.000%	10/1/32		1,875	2,202
California GO	4.000%	8/1/33		1,520	1,710
California GO	5.000%	8/1/33		2,865	3,453
California GO	4.000%	9/1/33		2,000	2,248
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/23		1,145	1,294
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23		1,000	1,106
California Health Facilities Financing Authority Revenue (Kaiser Permanente)	5.000%	11/1/27		425	546
California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/38		2,000	2,214
California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22		760	850
California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/20		520	542
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24		1,195	1,345
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.000%	8/15/31		965	1,034
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/20	(Prere.)	500	524
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33		1,075	1,324
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36		1,000	1,216
California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit)	5.000%	1/1/28	(Prere.)	500	648
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30		965	1,158
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/20	(Prere.)	500	523
California Public Works Board Lease Revenue (Davidson Library)	5.000%	3/1/23	(Prere.)	20	23
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/22		1,000	1,108

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27		1,050	1,159
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/26		1,200	1,419
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28		300	338
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.125%	12/1/29		260	283
	California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21	(Prere.)	35	38
	California Public Works Board Lease Revenue (Various Capital Projects)	5.375%	3/1/20	(Prere.)	1,000	1,028
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(Prere.)	25	27
	California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/31		1,840	2,079
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31		1,000	1,112
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32		350	382
	California State Educational Facilities Authority Revenue	6.125%	10/1/21	(Prere.)	245	272
	California State Educational Facilities Authority Revenue	6.125%	10/1/21	(Prere.)	255	283
	California State University Systemwide Revenue	5.000%	11/1/30		1,000	1,121
	California State University Systemwide Revenue	5.000%	11/1/32		2,815	3,473
	California State University Systemwide Revenue	5.000%	11/1/32		1,000	1,211
	California State University Systemwide Revenue	5.000%	11/1/34		2,010	2,344
	California State University Systemwide Revenue	5.000%	11/1/35		2,000	2,435
	California State University Systemwide Revenue PUT	3.000%	11/1/19		1,000	1,001
	California Statewide Communities Development Authority Revenue (Citrus Valley Health Partners)	6.200%	7/26/19	(14)	1,500	1,500
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28		400	460
	Centinela Valley CA Union High School District GO	4.000%	8/1/29	(4)	1,035	1,185
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/31		1,000	1,142
	Chaffey CA Community College District GO	5.000%	6/1/23		840	964
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	(4)	800	953
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27		970	1,117
4	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/34		1,000	946

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Contra Costa CA Community College District GO	5.000%	8/1/31		1,000	1,139
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33		1,000	1,143
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/26		495	614
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/22		970	1,083
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	(4)	1,000	1,044
4	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29		1,390	1,376
	Gavilan CA Joint Community College District GO	5.000%	8/1/28		1,000	1,215
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25		500	578
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	(2)	2,060	1,764
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		1,565	1,836
	Golden State Tobacco Securitization Corp. California Revenue	3.500%	6/1/36		870	881
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		1,500	1,710
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30		1,000	1,171
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26		350	379
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/19		90	91
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23		435	496
	Long Beach CA Harbor Revenue	5.000%	12/15/20		1,300	1,374
	Long Beach CA Unified School District GO	0.000%	8/1/24	(12)	1,290	1,188
	Los Angeles CA Community College District GO	4.000%	8/1/32		1,000	1,108
	Los Angeles CA Community College District GO	4.000%	8/1/37		2,000	2,154
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27		500	516
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24		500	500
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33		1,375	1,697
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		1,330	1,664
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		1,695	2,122
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		1,000	1,190
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		1,145	1,422
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		1,000	1,204

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		2,550	3,162
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		500	602
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38		1,400	1,743
	Los Angeles CA Unified School District GO	5.000%	7/1/20		1,700	1,765
	Los Angeles CA Unified School District GO	5.000%	7/1/26		500	500
	Los Angeles CA Unified School District GO	5.000%	7/1/29		500	500
	Los Angeles CA Unified School District GO	5.000%	7/1/29		500	500
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36		1,755	2,142
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/19		560	560
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31		1,970	2,472
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36		1,935	2,380
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/26		500	558
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/20		1,500	1,558
	Los Angeles County CA School District GO	5.000%	7/1/36	(15)	1,000	1,227
	Los Angeles County CA Unified School District GO	5.000%	7/1/31		1,000	1,279
	Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	600	636
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31		1,130	1,344
4	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/32		1,090	1,137
	Napa Valley CA Unified School District GO	4.000%	8/1/28		1,690	1,857
	Newport Mesa CA Unified School District GO	0.000%	8/1/30		630	495
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22		500	556
	Oakland CA Unified School District GO	5.000%	8/1/25	(4)	1,500	1,803
	Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/21		1,170	1,243
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/32		1,550	1,995
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33		1,035	1,327
	Palomar Pomerado Health California GO	0.000%	8/1/22	(14)	1,000	945
	Palomar Pomerado Health California GO	0.000%	8/1/26	(12)	1,040	890
	Palomar Pomerado Health California GO	0.000%	8/1/32	(12)	740	511
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21		1,085	1,178
	Poway CA Unified School District GO	5.000%	8/1/24		1,750	2,076
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	(4)	1,395	1,693
	Riverside CA Electric Revenue	5.000%	10/1/32		1,800	2,308

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	1,000	1,159
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30		2,415	1,759
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23		340	377
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25		325	377
Sacramento CA City Financing Authority Revenue	5.000%	12/1/22	(15)	760	857
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	(14)	1,815	1,325
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	185	193
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/23		330	344
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/25		495	605
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27		575	697
San Bernardino CA Community College District GO	0.000%	8/1/22	(4)	1,000	955
San Bernardino County CA Transportation Authority Revenue	5.000%	3/1/31		500	548
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	500	541
San Diego CA Community College District GO	5.000%	8/1/29		1,000	1,149
San Diego CA Public Facilities Financing Authority Water Revenue	5.250%	8/1/20	(Prere.)	500	522
San Diego CA Unified School District GO	0.000%	7/1/27		500	427
San Diego CA Unified School District GO	5.000%	7/1/27		1,130	1,376
San Diego CA Unified School District GO	5.500%	7/1/27	(4)	520	686
San Diego CA Unified School District GO	0.000%	7/1/28		500	415
San Diego CA Unified School District GO	0.000%	7/1/29		500	400
San Diego CA Unified School District GO	0.000%	7/1/30		100	77
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30	(4)	500	518
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/31		560	616
San Diego County CA Water Authority Revenue	5.000%	5/1/28		1,000	1,207
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30		1,530	1,839
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/21		350	370
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/20	(Prere.)	500	519
San Francisco CA City & County COP	5.000%	4/1/28		1,635	1,996
San Francisco CA City & County COP	4.000%	4/1/33		1,000	1,107
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	95	102

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA City & County International Airport Revenue	5.000%	5/1/27		405	447
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		405	432
San Francisco CA City & County International Airport Revenue	5.000%	5/1/34		1,000	1,261
San Francisco CA City & County Public Utilities Commission Water Revenue	5.500%	11/1/20	(Prere.)	500	529
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	1,245	1,380
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31		1,700	2,099
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32		1,000	1,192
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35		1,500	1,825
San Francisco CA City & County Unified School District GO	4.000%	6/15/32		965	1,023
San Francisco CA City & County Unified School District GO	4.250%	6/15/33		1,000	1,066
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	(2)	1,475	965
Santa Clara CA Financing Authority Revenue	3.000%	5/1/39		1,155	1,156
Santa Clara CA Unified School District GO	3.000%	7/1/34		1,000	1,037
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/22		1,105	1,190
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/26		1,000	1,019
State Center California Community College District GO	5.000%	8/1/29		1,000	1,201
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34		1,030	1,244
Union CA Elementary School District GO	0.000%	9/1/28	(14)	1,080	899
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30		1,635	1,960
University of California Revenue	5.000%	5/15/21	(Prere.)	160	172
University of California Revenue	5.000%	5/15/23		875	938
University of California Revenue	5.000%	5/15/23	(Prere.)	310	356
University of California Revenue	5.000%	5/15/28		1,000	1,208
University of California Revenue	5.000%	5/15/28		690	788
University of California Revenue	4.000%	5/15/33		1,000	1,099
University of California Revenue	4.000%	5/15/33		2,500	2,827
University of California Revenue	4.000%	5/15/34		1,770	1,909
University of California Revenue	4.000%	5/15/34		1,000	1,123
University of California Revenue	4.000%	5/15/35		2,000	2,231
University of California Revenue	5.000%	5/15/35		1,620	2,019
University of California Revenue	5.000%	5/15/35		1,165	1,448
University of California Revenue PUT	5.000%	5/15/23		3,635	4,160
West Contra Costa CA Unified School District GO	0.000%	8/1/32	(4)	1,155	812
West Contra Costa CA Unified School District GO	0.000%	8/1/34	(14)	1,225	789
					259,842

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Colorado (1.1%)
Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34		1,435	1,697
Adams County CO COP	5.000%	12/1/31		650	772
Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/23		300	339
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/21		500	542
Colorado COP	4.000%	12/15/33		1,225	1,383
Colorado COP	4.000%	12/15/34		1,305	1,462
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30		500	566
Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24	(ETM)	1,430	1,316
Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23		2,980	3,412
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31		2,500	2,639
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27		500	548
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/30		1,500	1,667
Colorado Springs CO Utility System Revenue	5.000%	11/15/22	(Prere.)	500	561
Denver CO City & County Airport Revenue	5.000%	11/15/20		515	541
Denver CO City & County Airport Revenue	5.000%	11/15/22		1,335	1,403
Denver CO City & County Airport Revenue	5.000%	11/15/24		1,150	1,363
Denver CO City & County Airport Revenue	5.000%	11/15/26		430	451
Denver CO City & County Airport Revenue	5.000%	12/1/26		750	928
Denver CO City & County Airport Revenue	4.000%	12/1/38		400	446
Denver CO City & County Better Denver & Zoo GO	5.000%	8/1/22		1,000	1,112
Denver CO City & County COP	5.000%	6/1/37		1,685	1,983
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29		500	387
Denver CO City & County GO	5.000%	8/1/23		1,535	1,761
Denver CO City & County School District GO	4.000%	12/1/31		1,000	1,107
Denver CO City & County School District GO	5.000%	12/1/36		2,000	2,393
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	(14)	1,010	934
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26		1,000	1,044
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30		2,400	2,933
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/26		350	391
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/27		500	558
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/29		500	557
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/30		520	579
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/31		635	706

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/34		1,000	1,100
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36		3,395	4,202
	Larimer County CO School District No. R-1 Poudre GO	5.000%	12/15/29		1,000	1,272
	Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	1,010	1,044
	Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	1,000	1,033
	Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27		5,400	6,033
	University of Colorado Enterprise System Revenue	5.000%	6/1/29		515	565
	University of Colorado Enterprise System Revenue	4.000%	6/1/32		1,590	1,793
						55,523
Connecticut (0.7%)
	Connecticut GO	5.000%	4/15/21		500	532
	Connecticut GO	5.000%	11/15/22		1,935	2,156
	Connecticut GO	5.000%	4/15/24		800	872
	Connecticut GO	5.000%	5/15/25		2,345	2,770
	Connecticut GO	5.000%	9/1/26		1,000	1,158
	Connecticut GO	4.000%	9/15/27		1,000	1,063
	Connecticut GO	5.000%	4/15/28		1,000	1,239
	Connecticut GO	5.000%	4/15/28		500	544
	Connecticut GO	5.000%	3/1/32		2,950	3,320
	Connecticut GO	5.000%	10/15/32		705	770
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/31		1,000	1,257
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31		1,000	1,172
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/26		550	586
3	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22		875	877
3	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22		900	902
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23		3,290	3,703
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26		500	507
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/28		2,025	2,581
	Connecticut Special Tax Revenue	5.000%	10/1/34		1,000	1,210
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23		1,185	1,349
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28		1,805	2,228
	Hartford County CT Metropolitan District GO	5.000%	7/15/28		1,255	1,592
	University of Connecticut GO	5.000%	2/15/27		635	740
	University of Connecticut Revenue	5.000%	11/1/27		1,000	1,236
						34,364

Tax-Managed Balanced Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Delaware (0.1%)
	Delaware GO	5.000%	7/1/20	662	687
	Delaware GO	5.000%	10/1/20	700	732
	Delaware GO	5.000%	2/1/25	1,010	1,208
	Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/30	600	721
	Wilmington DE GO	5.000%	11/1/28	1,000	1,048
					4,396
District of Columbia (0.5%)
	District of Columbia GO	5.000%	6/1/25	1,215	1,462
	District of Columbia GO	5.000%	6/1/29	3,740	4,350
	District of Columbia GO	5.000%	10/15/31	1,010	1,282
	District of Columbia GO	5.000%	10/15/32	2,235	2,827
	District of Columbia GO	5.000%	6/1/34	1,320	1,589
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/35	1,000	1,151
	District of Columbia Income Tax Revenue	5.000%	12/1/24	1,350	1,515
	District of Columbia Income Tax Revenue	5.000%	12/1/26	655	711
	District of Columbia Income Tax Revenue	5.250%	12/1/27	500	508
	District of Columbia Income Tax Revenue	5.000%	12/1/30	500	516
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,647
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/34	4,000	4,712
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/24	540	565
3	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,200	2,710
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	666
	Washington DC Convention & Sports Authority Revenue	5.000%	10/1/26	1,080	1,329
					28,540
Florida (2.8%)
	Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,132
	Broward County FL Airport System Revenue	5.000%	10/1/28	400	444
	Broward County FL Airport System Revenue	5.375%	10/1/29	500	505
	Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,157
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	448
	Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,000	1,117
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/20	1,230	1,248
	Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20	650	671
	Florida Board of Education Lottery Revenue	4.000%	7/1/27	1,230	1,318
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	760	814

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		1,270	1,360
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		4,285	4,743
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24		625	712
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/27		1,255	1,343
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29		1,365	1,458
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32		1,675	1,867
Florida Department of Transportation GO	5.000%	7/1/19		545	545
Florida Department of Transportation GO	5.000%	7/1/27		1,315	1,657
Florida Department of Transportation GO	4.000%	7/1/29		2,000	2,097
Florida GO	4.000%	6/1/27		1,455	1,589
Florida GO	5.000%	7/1/27		1,360	1,679
Florida Municipal Power Agency Revenue	4.000%	10/1/30		2,500	2,859
Florida Turnpike Authority Revenue	5.000%	7/1/19		500	500
Florida Turnpike Authority Revenue	4.000%	7/1/34		1,000	1,097
Florida Turnpike Authority Revenue	4.000%	7/1/34		1,385	1,536
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/19	(Prere.)	10	10
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/37		3,990	4,048
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Project)	5.000%	10/1/28		500	563
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27		1,650	1,814
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/21	(Prere.)	310	330
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26		1,005	1,214
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27		1,160	1,308
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/31		190	201
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37		1,955	2,151
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/19		565	570
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27		1,905	2,363
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27		1,465	1,817
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37		1,250	1,361
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30		1,085	1,288
Jacksonville FL Special Revenue	5.000%	10/1/27		1,500	1,856

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Jacksonville FL Special Revenue	5.000%	10/1/32		500	551
Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35		1,655	1,832
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31		880	949
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26		1,465	1,770
Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39		1,655	1,976
Miami Beach FL GO	5.000%	5/1/35		1,165	1,459
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27		1,000	1,155
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34		1,020	1,192
Miami Beach FL Stormwater Revenue	5.000%	9/1/27		1,000	1,250
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30		1,500	1,779
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/34		1,895	2,124
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38		1,000	1,218
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	(4)	1,325	1,627
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	(4)	1,000	1,203
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20	(Prere.)	585	611
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.875%	10/1/24		500	522
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33		1,555	1,853
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34		1,000	1,187
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/27		2,000	2,139
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36		1,160	1,376
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/25		1,000	1,127
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32		1,750	1,998
Miami-Dade County FL School Board COP	5.000%	2/1/26		2,990	3,594
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28		1,510	1,747
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/22		1,540	1,715
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24		1,000	1,110
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30		500	550
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39		1,265	640
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31		1,400	1,559
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22		2,045	2,283
North Brevard County FL Hospital District Revenue	5.000%	1/1/34		1,000	1,137

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30		1,510	1,798
Orange County FL School Board COP	5.000%	8/1/33		6,105	7,273
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	500	518
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	(4)	1,520	1,876
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/19		815	810
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/20		1,270	1,232
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/25		560	649
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33		1,245	1,488
Palm Beach County FL School Board COP	5.000%	8/1/29		1,520	1,799
Palm Beach County FL School Board COP	5.000%	8/1/32		1,500	1,757
Reedy Creek FL Improvement District GO	4.000%	6/1/34		1,190	1,310
Reedy Creek FL Improvement District GO	4.000%	6/1/35		1,000	1,109
Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/21		1,230	1,305
South Broward FL Hospital District Revenue	4.000%	5/1/33		1,020	1,111
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33		1,180	1,302
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24		1,110	1,017
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/26		1,000	1,135
Tallahassee FL Energy System Revenue	5.000%	10/1/35		1,000	1,148
Tallahassee FL Utility System Revenue	5.000%	10/1/29		1,015	1,187
Tallahassee FL Utility System Revenue	5.000%	10/1/30		750	873
Tallahassee FL Utility System Revenue	5.000%	10/1/34		1,265	1,457
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37		2,030	2,423
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/19		425	427
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20		610	634
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26		200	220
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33		1,575	1,714
Tampa FL Hospital Revenue	5.000%	7/1/23		750	822
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30		200	248
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31		250	308
Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/21		1,245	1,319
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21	(Prere.)	500	549
Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32		1,000	1,117

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29		860	1,050
	Volusia County FL School Board COP	5.000%	8/1/25		1,000	1,164
						144,172
Georgia (1.2%)
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32		1,000	1,095
	Atlanta GA Airport Revenue	5.000%	1/1/33		2,000	2,270
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21		1,500	1,628
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25		1,290	1,548
	Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27	(4)	555	738
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36		1,170	1,426
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/27		510	631
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24		400	450
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31		800	969
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31		500	540
	Georgia GO	5.000%	2/1/20		1,375	1,405
	Georgia GO	5.000%	7/1/21		2,550	2,738
	Georgia GO	5.000%	7/1/22		500	501
	Georgia GO	5.000%	7/1/24		1,500	1,766
3	Georgia GO	5.000%	7/1/24		1,000	1,176
3	Georgia GO	5.000%	7/1/25		1,100	1,326
	Georgia GO	5.000%	7/1/28		2,980	3,831
	Georgia GO	5.000%	2/1/30		1,500	1,853
	Georgia GO	5.000%	2/1/31		1,500	1,846
	Georgia GO	5.000%	7/1/32		2,565	3,231
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25		600	702
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31		350	418
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33		1,575	1,867
	Gwinnett County GA School District GO	5.000%	2/1/28		500	594
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21		600	632
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22		525	569
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/33		500	598
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38		500	654
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23		6,010	6,545
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23		6,245	6,823

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24		1,130	1,253
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31		1,410	1,699
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33		1,835	2,084
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26		1,500	1,784
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	(15)	1,495	1,788
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29		1,795	2,190
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35		1,685	1,897
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/28		500	503
					63,568
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	11/15/29		800	898
Guam Government Business Privilege Tax Revenue	5.000%	11/15/26		735	836
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.250%	7/1/23		1,000	1,118
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.250%	7/1/33		1,305	1,422
Guam International Airport Authority Revenue	5.000%	10/1/21		350	371
					4,645
Hawaii (1.0%)
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health Obligated Group)	5.000%	7/1/19		250	250
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health Obligated Group)	5.000%	7/1/20		320	332
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health Obligated Group)	5.000%	7/1/21		400	428
Hawaii GO	5.000%	10/1/21		2,500	2,705
Hawaii GO	5.000%	12/1/21		375	408
Hawaii GO	5.000%	12/1/21	(Prere.)	310	337
Hawaii GO	5.000%	12/1/21	(Prere.)	190	207
Hawaii GO	5.000%	10/1/22		4,175	4,664
Hawaii GO	5.000%	8/1/24		1,765	2,078
Hawaii GO	5.000%	8/1/25		1,500	1,762
Hawaii GO	5.000%	10/1/25		1,560	1,891
Hawaii GO	5.000%	1/1/26		2,295	2,796
Hawaii GO	5.000%	8/1/29		3,500	3,976
Hawaii GO	4.000%	4/1/30		1,500	1,689
Hawaii GO	5.000%	1/1/31		1,275	1,619
Hawaii GO	4.000%	4/1/31		1,000	1,121
Hawaii GO	5.000%	1/1/33		1,475	1,817
Hawaii GO	5.000%	1/1/36		4,060	4,952
Hawaii GO	4.000%	1/1/37		2,065	2,309
Hawaii Pacific Health Revenue	5.000%	7/1/19	(ETM)	575	575
Honolulu HI City & County GO	5.000%	10/1/20		2,335	2,444
Honolulu HI City & County GO	5.000%	12/1/20	(Prere.)	310	326
Honolulu HI City & County GO	5.250%	8/1/21	(Prere.)	1,245	1,346
Honolulu HI City & County GO	5.250%	8/1/21	(Prere.)	500	541
Honolulu HI City & County GO	5.000%	8/1/27		1,000	1,072

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Honolulu HI City & County GO	5.000%	10/1/28		1,000	1,200
Honolulu HI City & County GO	5.000%	10/1/29		4,000	4,780
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/30		2,000	2,367
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/31		1,000	1,178
University of Hawaii Revenue	5.000%	10/1/19	(Prere.)	500	505
					51,675
Idaho (0.1%)
Canyon County ID School District No. 139 (Vallivue) GO	4.000%	9/15/21		1,215	1,286
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/28		1,595	1,977
					3,263
Illinois (2.7%)
Chicago IL Board of Education GO	2.125%	10/1/19		1,500	1,500
Chicago IL Board of Education GO	5.000%	12/1/19	(14)	840	850
Chicago IL Board of Education GO	5.000%	12/1/21		1,000	1,052
Chicago IL Board of Education GO	5.250%	12/1/21	(14)	540	575
Chicago IL Board of Education GO	5.000%	12/1/23		1,000	1,087
Chicago IL Board of Education GO	5.000%	12/1/24		1,500	1,657
Chicago IL Board of Education GO	5.000%	12/1/24		700	773
Chicago IL Board of Education GO	0.000%	12/1/26	(14)	105	85
Chicago IL Board of Education GO	7.000%	12/1/26		500	619
Chicago IL Board of Education GO	0.000%	12/1/28	(14)	1,000	750
Chicago IL Board of Education GO	5.000%	12/1/30	(4)	1,250	1,490
Chicago IL Board of Education GO	5.250%	12/1/35		1,225	1,331
Chicago IL Board of Education GO	5.000%	4/1/36		1,270	1,419
Chicago IL GO	5.000%	1/1/24		520	567
Chicago IL GO	5.000%	1/1/26		335	370
Chicago IL GO	5.000%	1/1/27	(4)	1,945	1,984
Chicago IL GO	5.125%	1/1/27		100	111
Chicago IL GO	5.000%	1/1/28		1,090	1,248
Chicago IL GO	5.250%	1/1/28		200	222
Chicago IL Housing Authority Revenue	5.000%	1/1/33		1,000	1,191
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31		500	538
Chicago IL Midway Airport Revenue	5.000%	1/1/26		210	235
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20		300	304
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22		300	316
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24		200	226
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25		1,010	1,189
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26		1,000	1,137
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		1,000	1,161
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		1,030	1,185
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32		500	540
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		1,000	1,144

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35		1,855	2,148
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/38		1,000	1,208
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39		1,000	1,205
Chicago IL Park District GO	5.000%	1/1/31		1,000	1,101
Chicago IL Park District GO	5.000%	1/1/32		1,225	1,390
Chicago IL Park District GO	5.000%	1/1/33		1,000	1,157
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28		1,000	1,182
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29		1,525	1,703
Chicago IL Waterworks Revenue	5.000%	11/1/30		1,000	1,128
Cook County IL GO	5.000%	11/15/21		500	506
Cook County IL GO	5.250%	11/15/25		1,000	1,073
Cook County IL GO	5.000%	11/15/26	(4)	1,500	1,808
Cook County IL GO	5.000%	11/15/28		660	687
Cook County IL GO	5.250%	11/15/28		565	604
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/26		1,500	1,739
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/33		2,550	2,881
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/32		500	539
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/29		1,300	1,506
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31		1,000	1,212
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33		1,000	1,180
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34		1,000	1,176
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36		1,000	1,145
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37		1,000	1,082
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28		1,000	1,093
Illinois Finance Authority Revenue (Northwest Community Hospital)	5.750%	8/15/19	(Prere.)	95	96
Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/35		1,000	1,148
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/28		1,250	1,539
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.500%	7/1/28		2,000	2,262
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33		1,050	1,195
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/21	(Prere.)	500	542
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29		500	536
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35		1,000	1,147
Illinois GO	5.000%	11/1/19		1,000	1,011
Illinois GO	5.000%	1/1/20	(4)	200	203

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois GO	5.000%	8/1/20		305	316
Illinois GO	5.000%	11/1/20		7,000	7,302
Illinois GO	5.000%	1/1/21	(4)	710	722
Illinois GO	5.000%	5/1/21		505	533
Illinois GO	5.000%	8/1/21		605	643
Illinois GO	5.000%	11/1/21		3,415	3,653
Illinois GO	5.000%	8/1/22		500	544
Illinois Go	5.000%	10/1/22		1,290	1,409
Illinois GO	5.000%	11/1/22		2,300	2,517
Illinois GO	5.000%	11/1/22		1,000	1,094
Illinois GO	5.000%	2/1/23		540	591
Illinois GO	5.000%	11/1/23		1,000	1,111
Illinois GO	5.500%	7/1/24		1,100	1,227
Illinois GO	5.000%	8/1/24		1,500	1,613
Illinois Go	5.000%	10/1/24		1,470	1,658
Illinois GO	5.000%	11/1/24		1,785	2,016
Illinois GO	5.000%	3/1/26	(4)	1,125	1,205
Illinois GO	5.000%	11/1/26		1,785	2,049
Illinois GO	5.000%	2/1/28		1,690	1,932
Illinois Go	5.000%	10/1/28		2,000	2,331
Illinois GO	5.000%	11/1/29		1,000	1,145
Illinois GO	5.250%	2/1/30		1,900	2,092
Illinois GO	5.250%	7/1/31		1,000	1,086
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	(4)	500	589
Illinois Sales Tax Revenue	5.000%	6/15/28	(15)	1,000	1,144
Illinois Sales Tax Revenue	5.000%	6/15/36		1,000	1,121
Illinois Sales Tax Revenue	5.000%	6/15/37		1,000	1,117
Illinois Toll Highway Authority Revenue	5.000%	1/1/28		500	508
Illinois Toll Highway Authority Revenue	5.000%	1/1/29		1,600	2,008
Illinois Toll Highway Authority Revenue	5.000%	1/1/30		1,490	1,858
Illinois Toll Highway Authority Revenue	5.000%	1/1/30		1,000	1,103
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		1,600	1,981
Illinois Toll Highway Authority Revenue	5.000%	1/1/32		500	551
Illinois Toll Highway Authority Revenue	5.000%	1/1/37		1,200	1,425
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21	(14)	1,100	1,056
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	(4)	910	767
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	(4)	1,010	824
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	(14)	2,205	1,621
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	(14)	1,000	500
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27		710	820
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28		1,500	1,599
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	(14)	1,540	1,061

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	(14)	340	229
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	(14)	1,215	803
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	(14)	1,130	716
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	(14)	1,790	1,114
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	(14)	1,000	525
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26		1,070	1,300
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/20		1,215	1,255
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/21	(Prere.)	1,060	1,143
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21	(Prere.)	400	435
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26		1,560	1,871
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28		1,000	1,121
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28		1,000	1,243
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29		1,000	716
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30		1,000	1,051
						140,952
Indiana (0.7%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32		360	437
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34		1,050	1,264
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35		1,450	1,742
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29		790	964
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22		1,100	1,233
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33		1,390	1,603
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27		700	863
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30		450	575
3	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29		1,000	1,253

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/25		690	750
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29		1,175	1,440
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30		1,520	1,850
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31		1,120	1,352
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35		1,685	1,837
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24		1,645	1,819
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25		650	729
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30		1,000	1,193
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/23	(Prere.)	500	564
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/32		500	551
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34		1,415	1,679
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36		1,000	1,207
	Indiana Office Building Commission Facilities Revenue (New Castle Correctional Facility)	5.250%	7/1/19	(14)	500	500
	Indiana University Student Fee Revenue	5.000%	6/1/30		1,600	1,759
	Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/35		1,425	1,754
	Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20	(Prere.)	1,500	1,527
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28		1,375	1,606
	Ivy IN Tech Community College Revenue	5.000%	7/1/32		835	1,032
	Ivy IN Tech Community College Revenue	5.000%	7/1/33		860	1,058
	Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/21		870	934
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24		720	820
						35,895
Iowa (0.1%)
	Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27		1,435	1,560
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22		250	253
5	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27		320	336
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37		2,120	2,289
	Polk County IA GO	4.000%	6/1/25		2,115	2,270
						6,708
Kansas (0.3%)
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27		1,000	1,155

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Kansas Department of Transportation Highway Revenue	5.000%	9/1/20		1,035	1,079
Kansas Department of Transportation Highway Revenue	5.000%	9/1/25		510	600
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26		700	822
Kansas Development Finance Authority Revenue	5.000%	5/1/20		1,520	1,565
Kansas Development Finance Authority Revenue	5.000%	5/1/25		1,345	1,512
Kansas Development Finance Authority Revenue	5.000%	5/1/27		1,585	1,774
Kansas Development Finance Authority Revenue	5.000%	4/1/32		1,325	1,467
Leavenworth County KS Unified School District GO	4.500%	9/1/19	(12)	500	503
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/23		1,565	1,795
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/21	(Prere.)	500	542
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/23		1,000	1,104
					13,918
Kentucky (0.6%)
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/29		1,980	2,451
Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	(14)	1,220	1,047
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31		1,575	1,840
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/30		645	655
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	(14)	1,000	1,164
Kentucky Property & Building Commission Revenue	5.000%	5/1/34	(15)	1,000	1,204
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24		9,105	9,897
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		6,000	6,621
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		1,200	1,322
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		1,000	1,103
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/21		1,325	1,254
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/22		810	743

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/19	(Prere.)	305	305
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/28		1,000	1,123
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/30		1,000	1,082
Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/28		1,050	1,168
					32,979
Louisiana (0.3%)
Bossier City LA Utilities Revenue	5.000%	10/1/22		500	556
Bossier City LA Utilities Revenue	5.000%	10/1/23		595	678
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31		1,000	1,059
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35		1,065	1,289
Louisiana GO	5.000%	4/1/24		2,625	3,050
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	(15)	1,315	1,636
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center)	5.000%	6/1/36		1,250	1,484
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24		1,000	1,132
Louisiana State University Revenue	5.000%	7/1/23		455	515
New Orleans LA Aviation Board Revenue	5.000%	10/1/27	(4)	910	1,113
New Orleans LA GO	5.000%	12/1/31		500	552
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		1,755	1,850
					14,914
Maine (0.0%)
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29		445	549
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30		600	735
Portland ME Airport Revenue	5.000%	1/1/20	(4)	500	508
					1,792
Maryland (1.7%)
Anne Arundel County MD GO	5.000%	10/1/20		1,455	1,522
Anne Arundel County MD GO	5.000%	4/1/23		1,190	1,350
Anne Arundel County MD GO	5.000%	10/1/27		1,455	1,756
Anne Arundel County MD GO	5.000%	4/1/33		1,000	1,171
Baltimore County MD GO	5.000%	2/1/21		1,500	1,588
Baltimore County MD GO	5.000%	8/1/21		1,435	1,544
Baltimore County MD GO	4.000%	3/1/30		1,200	1,381
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/22	(Prere.)	650	728
Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/32		1,275	1,621
Baltimore MD Project Revenue	5.000%	7/1/24		2,095	2,456
Howard County MD GO	5.000%	2/15/21	(Prere.)	750	795

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Howard County MD GO	5.000%	8/15/21	(Prere.)	80	86
Howard County MD GO	5.000%	8/15/24		120	129
Howard County MD GO	5.000%	2/15/25		1,040	1,243
Maryland Department of Transportation Revenue	5.000%	2/15/20		1,090	1,115
Maryland Department of Transportation Revenue	5.000%	5/1/20		2,240	2,309
Maryland Department of Transportation Revenue	4.000%	12/1/23		1,905	2,026
Maryland Department of Transportation Revenue	4.000%	12/15/29		1,365	1,509
Maryland GO	5.000%	8/1/20	(Prere.)	870	905
Maryland GO	5.250%	8/1/20		1,130	1,178
Maryland GO	5.000%	6/1/21		2,425	2,596
Maryland GO	4.000%	8/1/21		1,000	1,056
Maryland GO	5.000%	8/1/21		1,000	1,076
Maryland GO	5.000%	3/15/22		1,000	1,098
Maryland GO	5.000%	8/1/22		1,790	1,990
Maryland GO	5.000%	8/1/22		4,000	4,447
Maryland GO	5.000%	8/1/22		1,500	1,668
Maryland GO	5.000%	3/15/23		1,145	1,297
Maryland GO	4.000%	8/1/23		2,655	2,934
Maryland GO	5.000%	8/1/23		1,900	2,176
Maryland GO	5.000%	8/1/23		1,670	1,913
Maryland GO	5.000%	3/15/24		1,100	1,283
Maryland GO	5.000%	8/1/25		1,000	1,208
Maryland GO	5.000%	3/15/26		1,235	1,514
Maryland GO	4.000%	8/1/26		1,970	2,166
Maryland GO	4.000%	3/1/29		3,000	3,188
Maryland GO	4.000%	6/1/29		2,000	2,215
Maryland GO	5.000%	3/15/31		1,600	2,003
Maryland GO	5.000%	8/1/31		1,000	1,259
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31		1,950	2,354
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/27		500	550
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31		750	897
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System Obligated Group)	5.000%	7/1/24		500	555
Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Institute College of Art)	5.000%	6/1/20		500	515
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/33		1,215	1,384
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/22		500	500
Montgomery County MD GO	5.000%	11/1/22		1,000	1,120
Montgomery County MD GO	5.000%	11/1/22		1,275	1,428
Montgomery County MD GO	5.000%	11/1/23		2,885	3,328

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montgomery County MD GO	4.000%	11/1/28		2,390	2,823
Montgomery County MD GO	5.000%	11/1/29		1,000	1,172
Montgomery County MD GO	4.000%	11/1/30		1,000	1,113
Montgomery County MD GO	4.000%	12/1/30		1,555	1,733
Montgomery County MD GO	3.750%	11/1/37		1,000	1,080
Prince Georges County MD GO	5.000%	7/15/22		1,615	1,793
Prince Georges County MD GO	5.000%	9/15/23		580	627
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33		1,000	1,133
					87,604
Massachusetts (1.3%)
Boston MA GO	5.000%	4/1/20		780	802
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/27		2,850	3,505
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/22		495	552
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	(14)	410	518
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/28		500	651
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31		925	1,221
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23		500	509
Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23		1,000	1,118
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37		1,750	2,104
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29		1,225	1,493
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38		1,085	1,275
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/20	(Prere.)	40	41
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/20	(Prere.)	410	419
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	1/1/20		355	362
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/25		750	778
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/26		510	528
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/27		600	622
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25		1,275	1,494
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26		720	767

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32		1,105	1,326
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22		300	306
	Massachusetts GO	5.000%	7/1/19	(Prere.)	500	500
	Massachusetts GO	5.000%	8/1/20		500	520
	Massachusetts GO	5.250%	8/1/20		300	313
	Massachusetts GO	5.500%	10/1/20		525	552
	Massachusetts GO	5.500%	10/1/20	(14)	500	526
	Massachusetts GO	5.000%	4/1/21	(Prere.)	500	532
	Massachusetts GO	5.000%	8/1/22		1,000	1,112
	Massachusetts GO	5.250%	8/1/23		525	607
	Massachusetts GO	5.000%	12/1/23		1,520	1,760
	Massachusetts GO	5.000%	12/1/24		2,040	2,426
	Massachusetts GO	5.000%	5/1/29		2,180	2,462
	Massachusetts GO	4.000%	11/1/30		1,980	2,127
	Massachusetts GO	5.000%	1/1/31		1,000	1,245
	Massachusetts GO	5.000%	5/1/31		1,675	1,884
	Massachusetts GO	5.000%	9/1/31		1,500	1,987
	Massachusetts GO	5.250%	1/1/34		2,635	3,359
	Massachusetts GO	5.000%	7/1/35		1,000	1,170
	Massachusetts GO	5.000%	9/1/37		1,030	1,264
2	Massachusetts GO, 67% of 3M USD LIBOR + 0.550%	2.278%	11/1/25		1,380	1,376
	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	5.000%	12/15/19	(Prere.)	500	508
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/20		325	341
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/21	(ETM)	900	962
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23		645	718
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29		3,500	3,873
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31		1,500	1,777
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32		600	668
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/34		1,010	1,187
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36		1,500	1,706
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37		2,215	2,585
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26	(14)	510	632
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35		1,000	1,137
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	(14)	420	338
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/19		240	241
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/20		200	209

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/21		500	541
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/30		650	873
Massachusetts Water Resources Authority Revenue	5.000%	8/1/25		895	930
					65,339
Michigan (1.6%)

Battle Creek MI School District GO	5.000%	5/1/25		535	634
Birmingham MI City School District GO	5.000%	5/1/22		740	817
Chippewa Valley MI Schools GO	5.000%	5/1/33		1,000	1,179
Dearborn MI School District GO	5.000%	5/1/34		1,200	1,355
Detroit MI City School District GO	5.250%	5/1/28	(4)	560	699
Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	(4)	1,120	1,248
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/19	(Prere.)	1,000	1,000
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/22		455	500
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23		1,050	1,151
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/32		1,000	1,084
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	(4)	1,020	1,211
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27		1,840	2,290
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28		1,205	1,526
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29		1,200	1,507
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31		1,645	1,946
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37		1,000	1,204
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28		1,030	1,249
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29		1,420	1,807
Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	(4)	1,000	1,083
Hudsonville MI Public Schools GO	5.000%	5/1/31		420	508
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29		625	760
Lake Orion MI Community School District GO	5.000%	5/1/38		4,000	4,868
Lincoln MI Consolidated School District GO	5.000%	5/1/24	(4)	1,000	1,164
Marysville MI Public Schools District GO	5.000%	5/1/28		1,630	1,963
Michigan Building Authority Revenue	5.000%	10/15/20	(4)	500	506
Michigan Building Authority Revenue	5.000%	4/15/24		1,550	1,806
Michigan Building Authority Revenue	5.000%	10/15/32		1,320	1,580
Michigan Building Authority Revenue	5.000%	4/15/33		1,000	1,180
Michigan Building Authority Revenue	5.000%	4/15/36		1,150	1,360
Michigan Environmental Program GO	4.000%	5/1/28		1,000	1,155
Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/35		920	991

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Michigan Finance Authority Revenue	5.000%	10/1/22		500	538
Michigan Finance Authority Revenue	5.000%	11/1/28		1,045	1,321
Michigan Finance Authority Revenue	5.000%	10/1/34		2,565	3,209
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	(4)	1,000	1,105
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	(4)	1,000	1,138
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28		750	881
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29		1,500	1,727
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		1,000	1,133
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26		1,210	1,476
Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26		850	1,036
Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27		965	1,198
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34		1,700	2,099
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27		500	555
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	(Prere.)	500	558
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22		2,165	2,421
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	(Prere.)	1,000	1,117
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/33		4,435	5,571
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36		2,000	2,483
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/32		1,495	1,630
Michigan State University Revenue	5.000%	8/15/20		1,040	1,083
Michigan Trunk Line Revenue	5.000%	11/1/21		500	506
Oakland University MI Revenue	5.000%	3/1/30		1,250	1,478
Portage MI Public Schools GO	5.000%	11/1/34		1,250	1,476
Roseville MI School District GO	5.000%	5/1/34		1,665	1,917
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/25		1,450	1,661
University of Michigan Revenue	5.000%	4/1/32		2,010	2,461
Wayne County MI Airport Authority Revenue	5.000%	12/1/25		845	1,023
Wayne County MI Airport Authority Revenue	5.000%	12/1/30		1,300	1,548
					85,680
Minnesota (0.6%)

Bloomington MN Independent School District No. 271 GO	5.000%	2/1/22		2,010	2,196
Duluth MN Independent School District No. 709 COP	5.000%	2/1/27		365	443
Duluth MN Independent School District No. 709 COP	5.000%	2/1/28		350	431

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Farmington MN Independent School District No. 192 GO	5.000%	2/1/21		1,800	1,903
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/25		320	380
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26		375	456
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/21		1,435	1,523
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26		1,855	2,088
Minnesota GO	5.000%	8/1/19	(Prere.)	500	501
Minnesota GO	5.000%	8/1/19		500	502
Minnesota GO	5.000%	11/1/19	(Prere.)	270	273
Minnesota GO	5.000%	11/1/20		65	66
Minnesota GO	5.000%	10/1/21		1,925	2,084
Minnesota GO	5.000%	8/1/22		1,350	1,502
Minnesota GO	5.000%	8/1/24		1,600	1,888
Minnesota GO	5.000%	8/1/25		1,500	1,814
Minnesota GO	5.000%	8/1/27		1,005	1,209
Minnesota GO	4.000%	8/1/35		1,000	1,140
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35		595	664
Osseo MN Independent School District No. 279 GO	5.000%	2/1/28		1,000	1,237
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/31		1,000	1,323
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/26		385	432
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/27		485	543
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/29		515	554
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/30		550	588
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/32		775	823
University of Minnesota Revenue	5.000%	8/1/19		500	501
University of Minnesota Revenue	5.250%	12/1/20	(Prere.)	500	527
University of Minnesota Revenue	5.000%	4/1/23		1,115	1,265
West St. Paul MN Independent School
District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28		1,000	1,160
					30,016
Mississippi (0.2%)

Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26		1,335	1,604
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/27		500	619
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/30		1,745	2,131
Mississippi Gaming Tax Revenue	5.000%	10/15/36		1,500	1,823

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Mississippi GO	5.000%	11/1/29		1,000	1,200
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34		1,000	1,099
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/23	(Prere.)	1,000	1,147
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30		565	696
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31		495	605
					10,924
Missouri (0.5%)

Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38		1,000	1,333
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26		1,190	1,388
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32		1,000	1,236
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34		500	607
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/30		500	543
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/34		880	945
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System) VRDO	1.830%	7/8/19		6,200	6,200
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/25		1,480	1,717
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	12/1/31		1,000	1,245
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.000%	5/15/36		1,100	1,271
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34		1,500	1,715
Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/23		710	802
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34		1,425	1,646
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34		1,000	1,178
St. Louis MO Parking Revenue	5.000%	12/15/23	(4)	715	812
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36		1,000	1,166
					23,804
Montana (0.0%)

Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32		825	966

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Multiple State (0.0%)

6	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36		499	529
Nebraska (0.5%)

	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27		1,000	1,197
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	1/1/24		3,500	3,931
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19		2,635	2,672
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	5.000%	11/1/23		750	804
	Lincoln NE Electric System Revenue	5.000%	9/1/22	(Prere.)	135	150
	Lincoln NE Electric System Revenue	5.000%	9/1/25		275	305
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31		345	374
	Nebraska Public Power District Revenue	5.000%	1/1/30		1,000	1,079
	Nebraska Public Power District Revenue	5.000%	1/1/32		1,500	1,616
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29		1,240	1,496
	Omaha NE Public Power District Electric Revenue	4.000%	2/1/32		1,675	1,764
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/36		3,560	4,325
	Omaha NE Sewer Revenue	5.000%	11/15/29		2,500	2,931
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24		1,685	1,848
						24,492
Nevada (0.7%)

	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26		560	662
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28		670	800
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33		1,740	1,879
	Clark County NV GO	5.000%	12/1/29		500	507
	Clark County NV GO	4.000%	6/1/32		1,505	1,694
	Clark County NV GO	5.000%	7/1/33		1,000	1,109
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/19	(Prere.)	500	500
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31		1,575	1,809
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36		1,075	1,291
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	4.500%	7/1/20		455	462
	Clark County NV School District GO	4.000%	6/15/33	(4)	1,820	2,018
	Clark County NV School District GO	4.000%	12/1/37		1,325	1,468
	Clark County NV School District GO	4.000%	12/1/38		1,140	1,260
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/21		2,000	2,141
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/24		1,170	1,370
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27		1,990	2,371

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35		1,870	2,214
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38		1,000	1,236
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39		1,500	1,848
Nevada GO	5.000%	4/1/22		1,740	1,914
Nevada GO	5.000%	11/1/23		1,465	1,692
Nevada GO	5.000%	11/1/25		1,015	1,213
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32		1,660	1,868
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27		250	304
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28		250	309
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32		250	306
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33		250	305
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34		1,500	1,785
					36,335
New Jersey (1.4%)
Bergen County NJ GO	5.000%	10/15/21		1,490	1,616
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27		1,400	1,580
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21	(4)	500	482
Jersey City NJ GO	5.000%	3/1/21		480	507
Morris County NJ Improvement Authority School District Revenue (Morris Hills Regional District Project)	5.000%	10/1/23		510	570
New Jersey Economic Development Authority Revenue	5.000%	6/15/21		1,000	1,062
New Jersey Economic Development Authority Revenue	5.000%	6/15/23		1,000	1,114
New Jersey Economic Development Authority Revenue	5.500%	6/15/29		2,000	2,386
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/26		1,600	1,723
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	(ETM)	95	119
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	(14)	405	484
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24		300	318
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28		2,095	2,283
New Jersey GO	5.000%	8/15/19		750	753
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24		500	559

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/22		1,000	1,107
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/25		900	991
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21		640	685
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/27		1,000	1,170
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.250%	12/1/28		180	183
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25		1,300	1,525
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		1,380	1,626
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		620	730
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		1,400	1,638
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27		1,000	1,190
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30		1,285	1,523
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		1,115	1,301
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		1,115	1,295
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		1,015	1,172
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33		1,500	1,697
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19		650	660
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		500	508
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20	(14)	2,500	2,635
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	(14)	345	374
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(12)	150	164
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22		1,315	1,475
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23		605	698
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24		1,000	1,150
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	(2)	2,000	1,635

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		500	532
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	(14)	1,000	677
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32		700	779
	New Jersey Turnpike Authority Revenue	5.000%	1/1/22	(Prere.)	1,000	1,091
	New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	1,040	1,154
	New Jersey Turnpike Authority Revenue	5.000%	1/1/26		1,185	1,327
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28		1,190	1,331
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32		1,000	1,231
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33		1,070	1,202
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34		2,500	2,797
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35		1,000	1,195
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/25		500	550
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26		1,825	2,163
	Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27		385	408
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27		3,200	3,849
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30		685	824
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31		1,000	1,196
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35		450	528
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36		1,500	1,750
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37		1,000	1,161
3	Toms River NJ Board of Education GO	3.000%	7/15/30		3,000	3,102
						71,535
New Mexico (0.2%)
	Albuquerque NM GO	5.000%	7/1/20		2,000	2,074
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/22		290	322
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/23		265	303
	Farmington NM Pollution Control Revenue (Arizona Public Service Co. Four Corners Project)	4.700%	9/1/24		1,750	1,814
	New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19		500	508
	New Mexico Finance Authority Revenue	5.000%	6/1/23		1,210	1,377
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/23		500	517
	New Mexico Finance Authority Transportation Revenue	4.000%	6/15/26		2,000	2,136
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27		1,000	1,167

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/28		1,445	1,716
						11,934
New York (7.8%)
5	Battery Park City Authority New York Revenue TOB VRDO	1.980%	7/2/19	LOC	3,200	3,200
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30		500	625
	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/31		500	534
	Hempstead NY GO	4.000%	4/1/29	(4)	1,420	1,617
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36		1,500	1,801
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37		500	598
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24		130	145
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		1,000	1,232
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		3,000	3,195
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/22		9,100	10,011
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/22		8,095	8,975
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31		1,955	2,424
	Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.500%	8/15/23		340	341
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/26		1,100	1,371
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37		1,000	1,202
	Nassau County NY GO	5.000%	4/1/23		1,000	1,131
	New York City NY GO	5.000%	8/1/20		2,260	2,352
	New York City NY GO	5.000%	8/1/20		2,935	3,054
	New York City NY GO	5.000%	8/1/21		515	554
	New York City NY GO	5.000%	8/1/21		1,745	1,878
	New York City NY GO	5.000%	8/1/21		2,000	2,152
	New York City NY GO	5.000%	8/1/22		705	784
	New York City NY GO	5.000%	8/1/22		1,290	1,434
	New York City NY GO	5.000%	10/1/22		500	541
	New York City NY GO	5.000%	8/1/23		400	444
	New York City NY GO	5.000%	8/1/23		1,505	1,724
	New York City NY GO	5.000%	8/1/24		1,000	1,179
	New York City NY GO	5.000%	8/1/25		770	841
	New York City NY GO	5.000%	8/1/25		1,245	1,498
	New York City NY GO	5.000%	8/1/25		1,285	1,546
	New York City NY GO	5.000%	8/1/25		1,000	1,203

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY GO	5.000%	6/1/26		2,450	2,940
New York City NY GO	5.000%	8/1/26		1,000	1,126
New York City NY GO	5.000%	8/1/26		500	555
New York City NY GO	5.000%	8/1/28		400	416
New York City NY GO	5.000%	8/1/30		1,000	1,132
New York City NY GO	5.000%	3/1/31		1,340	1,500
New York City NY GO	5.000%	8/1/31		365	392
New York City NY GO	5.000%	12/1/32		1,755	2,116
New York City NY GO	5.000%	12/1/33		1,515	1,820
New York City NY GO	5.000%	12/1/35		1,120	1,337
New York City NY GO VRDO	1.950%	7/1/19		2,900	2,900
New York City NY GO VRDO	1.970%	7/1/19		8,390	8,390
New York City NY GO VRDO	1.970%	7/1/19		4,100	4,100
New York City NY GO VRDO	1.840%	7/5/19	LOC	5,000	5,000
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/24		1,500	1,534
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30		575	587
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29		1,000	1,126
New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38		2,000	2,092
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26		1,000	1,047
New York City NY Housing Development Corp. Multi-Family Housing Revenue VRDO	1.900%	7/5/19		6,800	6,800
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27		500	501
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27		1,250	1,504
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/30		500	517
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		500	535
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		2,900	3,472
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33		1,000	1,250
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		2,000	2,367
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38		2,015	2,455
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38		1,000	1,208
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		2,000	2,321
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		2,500	3,089
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.950%	7/5/19		30,380	30,380
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/24		550	612
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28		1,730	2,071

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29		2,000	2,385
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30		1,030	1,235
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		250	276
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		1,635	2,010
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		1,750	1,947
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/21	(Prere.)	60	64
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		1,140	1,280
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		460	499
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28		1,325	1,599
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29		850	962
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30		500	560
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/30		440	467
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31		500	528
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31		300	329
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31		500	556
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32		1,250	1,449
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32		500	555
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32		1,500	1,784
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34		1,710	2,048
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34		1,450	1,675
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34		1,500	1,775
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35		1,525	1,841
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35		1,745	2,059
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36		1,580	1,893
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36		1,235	1,371
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36		1,000	1,129
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37		1,680	2,013

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38		1,000	1,119
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.950%	7/1/19		6,990	6,990
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.870%	7/5/19		4,000	4,000
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35		2,015	2,474
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36		2,000	2,447
5	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.920%	7/5/19		3,800	3,800
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35		1,500	1,841
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36		5,710	6,987
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38		1,675	2,029
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26		1,340	1,663
	New York Liberty Development Corp. Revenue	5.000%	11/15/31		1,090	1,178
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31		1,000	1,093
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35		820	1,086
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20		1,530	1,607
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	500	528
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		230	249
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		1,000	1,084
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	500	545
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(14)	325	354
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	820	925
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	570	654
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		1,045	1,200
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		2,180	2,562
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		1,135	1,364
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		1,645	2,019
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		1,675	2,040

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31		1,445	1,646
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32		1,500	1,696
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33		680	747
New York Metropolitan Transportation Authority Revenue (Dedicated
Petroleum Tax) New York Metropolitan Transportation	5.250%	11/15/19	(Prere.)	600	609
Authority Revenue (Dedicated Tax Fund) New York Metropolitan Transportation	5.000%	3/1/22		2,000	2,192
Authority Revenue (Dedicated Tax Fund) New York Metropolitan Transportation	0.000%	11/15/32		1,000	692
Authority Revenue (Dedicated Tax Fund) New York Metropolitan Transportation	4.000%	11/15/33		1,545	1,740
Authority Revenue (Hudson Yards Development)	5.000%	11/15/46		1,075	1,088
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		4,250	4,515
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/21	(Prere.)	1,215	1,325
New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	(2)	500	596
New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	(2)	500	641
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21		500	520
New York State Dormitory Authority Revenue	5.000%	10/1/20		75	76
New York State Dormitory Authority Revenue	3.000%	10/1/32		1,000	1,034
New York State Dormitory Authority Revenue New York State Dormitory Authority	4.000%	7/1/34		1,200	1,370
Revenue (City University System) New York State Dormitory Authority Revenue	5.000%	7/1/24		400	415
(Icahn School of Medicine at Mount Sinai) New York State Dormitory Authority Revenue	5.000%	7/1/28		1,000	1,184
(Icahn School of Medicine at Mount Sinai) New York State Dormitory Authority Revenue	5.000%	7/1/32		1,000	1,162
(Mount Sinai Hospital Obligated Group) New York State Dormitory Authority Revenue	5.000%	7/1/23		650	673
(New York University) New York State Dormitory Authority Revenue	6.000%	7/1/19	(14)	500	500
(North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	(Prere.)	500	535
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	(Prere.)	170	187
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	(Prere.)	160	176
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23		830	910
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23		4,000	4,535
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23		1,465	1,648

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		840	919
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25		1,500	1,790
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25		10,000	11,956
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26		520	582
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		2,435	3,043
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/27		1,700	1,950
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28		2,040	2,424
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30		2,000	2,310
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30		7,000	7,809
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32		500	545
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33		1,975	2,210
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33		300	326
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34		1,905	2,122
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34		2,000	2,289
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35		1,000	1,109
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20		595	623
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(4)	390	423
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/22		500	501
New York State Dormitory Authority Revenue (The New School)	5.250%	7/1/20	(Prere.)	500	520
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21		1,260	1,340
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24		1,090	1,274
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25		1,295	1,553
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32		1,480	1,814
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33		1,795	2,172
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35		1,420	1,674
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36		1,500	1,836
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37		2,160	2,632

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29		1,000	1,133
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/22		2,075	2,306
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/24		365	378
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/25		500	554
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34		1,500	1,841
New York State GO	5.000%	2/15/30		315	334
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/21		330	345
New York State Thruway Authority Revenue	4.000%	2/1/20		8,150	8,193
New York State Thruway Authority Revenue	5.000%	1/1/30		500	542
New York State Thruway Authority Revenue	5.000%	1/1/35		1,110	1,310
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/20		500	513
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/25		500	540
New York State Urban Development Corp. Revenue	5.000%	3/15/36		2,000	2,402
New York State Urban Development Corp. Revenue	5.000%	3/15/37		2,000	2,391
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22	(14)	530	589
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		1,325	1,544
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25		2,810	3,360
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		2,000	2,322
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		1,420	1,690
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		2,000	2,247
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		2,010	2,397
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		1,485	1,662
Port Authority of New York & New Jersey Revenue	5.000%	9/1/26		1,805	2,134
Port Authority of New York & New Jersey Revenue	5.000%	5/1/28		1,250	1,288
Port Authority of New York & New Jersey Revenue	5.000%	9/1/36		1,120	1,390
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/21		1,545	1,646

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27		1,370	1,565
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29		1,870	2,205
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34		1,760	2,025
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23		1,500	1,741
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32		1,130	786
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34		2,000	2,369
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34		1,900	2,312
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36		1,000	1,207
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33		1,600	1,832
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34		1,000	1,196
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35		1,945	2,315
7	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36		2,450	2,904
	Westchester County NY GO	5.000%	7/1/20		435	452
	Westchester County NY GO	5.000%	7/1/20	(ETM)	10	10
	Westchester County NY GO	5.000%	7/1/20	(ETM)	55	57
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30		890	944
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31		1,085	1,243
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28		1,400	1,602
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33		1,500	1,663
						408,542
North Carolina (0.3%)
	Cary NC Combined Enterprise System Revenue	5.000%	12/1/22	(Prere.)	330	370
	Cary NC Combined Enterprise System Revenue	5.000%	12/1/27		170	190
	Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20		235	247
	Durham County NC GO	5.000%	4/1/20		785	807
	North Carolina Capital Improvement Revenue	5.000%	5/1/20	(Prere.)	500	516
	North Carolina GAN	5.000%	3/1/25		1,055	1,254
	North Carolina GAN	5.000%	3/1/27		1,015	1,197
	North Carolina GO	5.000%	3/1/20		425	436
	North Carolina GO	4.000%	6/1/20		500	513
	North Carolina GO	5.000%	5/1/22		360	397
	North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/21		1,000	1,067
	North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27		1,000	1,103

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/24		600	658
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/30		145	145
North Carolina Turnpike Authority Revenue	4.000%	1/1/39		2,000	2,103
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/22	(Prere.)	180	201
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24		320	357
Union County NC Enterprise System Revenue	3.000%	6/1/33		1,290	1,342
Wake County NC GO	5.000%	3/1/23		2,145	2,429
Wake County NC Limited Obligation Revenue	4.000%	12/1/19		680	688
					16,020
North Dakota (0.0%)
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25		1,210	1,423

Ohio (1.6%)
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29		1,270	1,564
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37		2,200	2,379
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/22	(Prere.)	570	627
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26		1,010	1,221
Bowling Green State University Ohio Revenue	5.000%	6/1/26		400	483
Bowling Green State University Ohio Revenue	5.000%	6/1/27		260	319
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.250%	4/1/31		500	528
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/20	(Prere.)	435	457
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26		725	808
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27		380	428
Cleveland OH Municipal School District GO	5.000%	12/1/28		1,000	1,122
Columbus OH City School District GO	0.000%	12/1/29	(4)	1,000	795
Columbus OH GO	5.000%	7/1/25		535	593
Columbus OH GO	4.000%	8/15/26		1,730	1,982
Columbus OH Sewer Revenue	5.000%	6/1/28		4,000	4,716
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/25		510	584
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/32		1,000	1,141
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33		615	656
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/20		1,000	1,050
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28		1,680	1,963
Franklin County OH Sales Tax Revenue	5.000%	6/1/27		895	1,124
Franklin County OH Sales Tax Revenue	5.000%	6/1/28		830	1,060

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36		1,000	1,178
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/21		200	211
	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25		600	698
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21	(Prere.)	180	195
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21	(Prere.)	535	583
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26		320	341
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25		880	1,067
	Montgomery County OH Revenue (Miami Valley Hospital) VRDO	1.970%	7/1/19	LOC	4,000	4,000
5	Montgomery County OH Revenue (Premier Health Partners Obligated Group) TOB VRDO	1.980%	7/1/19	LOC	5,000	5,000
	North Royalton OH City School District GO	5.000%	12/1/26		300	358
	North Royalton OH City School District GO	5.000%	12/1/28		1,400	1,664
	Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/20		100	105
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33		1,535	1,868
	Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/22		750	820
	Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30		1,155	1,355
	Ohio Common Schools GO	5.000%	6/15/34		1,000	1,097
	Ohio GO	5.000%	5/1/23		1,270	1,446
	Ohio GO	5.000%	8/1/23		500	556
	Ohio GO	5.000%	8/1/24		500	589
	Ohio GO	5.000%	11/1/24		1,675	1,987
	Ohio GO	5.000%	2/1/25		2,425	2,893
	Ohio GO	5.000%	2/1/27		1,000	1,219
	Ohio GO	5.000%	2/1/31		1,110	1,189
	Ohio GO	5.000%	5/1/33		1,000	1,244
	Ohio GO	5.000%	3/15/36		1,005	1,141
	Ohio Higher Education GO	5.000%	8/1/21		500	538
	Ohio Higher Education GO	5.000%	5/1/30		2,000	2,365
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22		585	655
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	1.950%	7/2/19		700	700
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25		2,450	2,977
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28		1,020	1,241
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35		1,320	1,626

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37		2,240	2,734
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26		915	1,116
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20	(Prere.)	500	511
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20	(14)	1,100	1,128
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28		1,015	1,137
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35		1,280	1,550
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26		1,805	2,243
Penta Career Center Ohio COP	5.250%	4/1/23		125	137
Revere OH Local School District GO	5.000%	6/1/22	(Prere.)	1,000	1,106
Revere OH Local School District GO	5.000%	6/1/22	(Prere.)	665	736
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	550	607
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	255	281
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	250	276
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	260	287
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	250	276
					82,631
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25		1,160	1,319
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28		1,245	1,504
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26		1,145	1,333
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38		1,000	1,111
Oklahoma City OK GO	5.000%	3/1/24		525	557
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28		1,500	1,824
Oklahoma Turnpike Authority Revenue	5.000%	1/1/21	(Prere.)	300	317
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37		2,000	2,345
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/23		280	312
University of Oklahoma Revenue	5.000%	7/1/31		475	507
					11,129
Oregon (0.2%)
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33		1,140	1,395
Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31		750	545
Multnomah County OR School District GO	5.000%	6/15/29		1,000	1,192
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/21	(Prere.)	430	458
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25		1,380	1,607
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31		70	75
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33		1,000	1,184
Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/31		450	512

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/32		450	510
	Oregon GO	5.000%	5/1/23		500	552
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33		550	639
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38		500	574
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36		1,295	1,568
						10,811
Pennsylvania (2.6%)
	Allegheny County PA GO	4.000%	11/1/30		1,000	1,123
	Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	5.500%	3/1/21	(Prere.)	325	347
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27		1,010	1,220
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32		1,000	1,196
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33		1,000	1,191
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38		500	542
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27		1,000	1,243
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.375%	8/15/29		475	477
2	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center), 67% of 3M USD LIBOR + 0.720%	2.448%	2/1/21		315	315
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29		500	535
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24		1,000	1,073
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27		250	286
	Allentown PA School District GO	5.000%	6/1/31	(15)	500	585
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/25		2,065	2,462
	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31		530	573
	Chester County PA GO	5.000%	11/15/22	(Prere.)	750	842
	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	(15)	335	372
	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	(15)	365	405
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26		500	597
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/29		1,000	1,093
	Erie PA Sewer Authority Revenue	0.000%	12/1/25	(15)(ETM)	1,165	1,043

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Erie PA Sewer Authority Revenue	0.000%	12/1/25	(15)	85	73
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	6/1/20		650	672
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29		1,185	1,400
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	(4)	1,000	1,162
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/22	(Prere.)	500	552
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32		1,515	1,862
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/23		1,015	1,115
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/25		1,000	1,147
Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.550%	6/1/20		1,000	1,004
Montgomery County PA Industrial Development Authority Retirement Community Revenue (ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/25		1,250	1,360
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38		1,000	1,189
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/25		1,275	1,514
Pennsylvania COP	5.000%	7/1/26		500	603
Pennsylvania COP	5.000%	7/1/27		500	612
Pennsylvania Economic Development Financing Authority Governmental Lease Revenue (Forum Place Project)	5.000%	3/1/34		1,000	1,069
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare Network)	6.250%	10/15/19	(Prere.)	670	679
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29		1,060	1,287
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30		1,510	1,857
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20		315	316
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/21		390	390

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Economic Development Financing Authority Water Facilities Revenue (Aqua Pennsylvania Inc. Project)	5.000%	11/15/40		3,500	3,541
Pennsylvania GO	5.000%	7/1/20		545	565
Pennsylvania GO	5.375%	7/1/21		500	540
Pennsylvania GO	5.000%	11/15/21	(Prere.)	500	543
Pennsylvania GO	5.000%	8/15/23		2,000	2,292
Pennsylvania GO	5.000%	1/1/24		1,500	1,734
Pennsylvania GO	5.000%	7/15/24		2,945	3,455
Pennsylvania GO	5.000%	8/15/24		500	588
Pennsylvania GO	5.000%	7/15/25		3,120	3,745
Pennsylvania GO	5.000%	1/1/26		3,295	3,992
Pennsylvania GO	5.000%	9/15/26		1,500	1,846
Pennsylvania GO	5.000%	7/15/28		2,000	2,519
Pennsylvania GO	4.000%	1/1/29		3,000	3,388
Pennsylvania GO	4.000%	8/15/30	(4)	1,000	1,111
Pennsylvania GO	5.000%	10/15/32		1,000	1,127
Pennsylvania GO	4.000%	3/1/33	(4)	1,110	1,247
Pennsylvania GO	4.000%	3/1/34	(4)	1,670	1,869
Pennsylvania GO	4.000%	3/1/36		1,000	1,104
Pennsylvania GO	4.000%	3/1/37		1,000	1,101
Pennsylvania GO	4.000%	3/1/37	(15)	1,000	1,108
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/24		200	209
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/32		500	540
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	9/1/19	(Prere.)	500	503
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/36		1,295	1,426
Pennsylvania State University Revenue	5.000%	3/1/25		500	512
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32		1,000	1,192
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24		1,040	1,192
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28		630	761
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	175	178
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	495	520
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,750	1,840
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	265	279
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	695	731
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		170	172
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24		1,980	2,288
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25		1,590	1,917
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	(4)	1,635	1,988
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		1,140	1,348
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26		750	908
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		2,255	2,684
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		1,500	1,769
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		2,000	2,317
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		1,000	1,217

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33	(4)	1,365	1,731
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35		1,500	1,726
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		1,000	1,193
2	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.980%	2.880%	12/1/21		1,315	1,329
	Philadelphia PA Airport Revenue	5.000%	6/15/23		1,120	1,159
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24		1,015	1,176
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27		1,000	1,177
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25		1,625	1,932
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26		1,000	1,211
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36		1,300	1,537
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25		1,000	1,141
	Philadelphia PA School District GO	5.000%	9/1/21		1,035	1,075
	Philadelphia PA School District GO	5.250%	9/1/22		545	568
	Philadelphia PA School District GO	5.000%	9/1/31		940	1,087
	Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20	(Prere.)	560	582
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26		1,000	1,157
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35		1,110	1,197
3	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	(4)	1,000	1,239
	Reading PA School District GO	5.000%	3/1/25	(4)	955	1,113
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25		815	980
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26		770	947
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27		1,135	1,357
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34		1,085	1,222
	St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20	(Prere.)	1,000	1,032
	State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	(15)	1,075	1,199
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	(15)	1,535	1,759
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	(4)	1,650	1,974
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	500	504
	West Shore PA Area Authority Hospital Revenue (Holy Spirit Hospital of the Sisters of Christian Charity Project)	6.250%	1/1/21	(Prere.)	80	86
						135,679

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Puerto Rico (0.1%)
	Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	(14)	500	506
	Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/21	(13)(3)	500	526
	Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26	(ETM)	1,000	1,280
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		198	168
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		1,327	1,016
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29		2,024	1,418
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31		888	556
						5,470
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue	5.000%	2/1/37		1,950	2,244
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30		500	586
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25		500	597
	Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41		1,135	1,139
						4,566
South Carolina (0.5%)
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/23		590	680
	Columbia SC Waterworks & Sewer System Revenue	5.000%	2/1/27		250	272
	Georgetown County SC School District GO	3.000%	3/1/31		1,665	1,734
	Lancaster County SC School District GO	4.000%	3/1/32		1,000	1,129
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25		1,000	1,193
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34		1,500	1,743
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25		1,000	1,159
2	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24		2,000	2,190
	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	(14)	1,600	1,458
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26		1,420	1,680
	South Carolina GO	5.000%	4/1/20		830	853
	South Carolina Higher Education Revenue (Clemson University)	5.000%	5/1/21		1,000	1,068
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23	(Prere.)	1,000	1,155
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37		1,500	1,775
	South Carolina Public Service Authority Revenue	5.000%	12/1/26		1,140	1,327

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
South Carolina Public Service Authority Revenue	5.000%	12/1/28		1,465	1,574
South Carolina Public Service Authority Revenue	5.000%	12/1/37		2,175	2,519
South Carolina Public Service Authority Revenue	5.000%	12/1/37		1,095	1,280
South Carolina Public Service Authority Revenue	5.000%	12/1/38		1,035	1,144
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	(15)	1,000	1,177
					27,110
South Dakota (0.1%)
Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/25		2,000	2,217
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32		1,020	1,225
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34		2,125	2,299
					5,741
Tennessee (1.1%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31		1,000	1,183
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.000%	1/1/33		1,500	1,623
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27		1,035	1,177
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27		1,580	1,926
Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/38		3,810	4,420
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36		1,000	1,166
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27		925	1,082
Memphis TN GO	5.000%	5/1/30		500	531
Memphis TN GO	4.000%	6/1/31		1,000	1,126
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/21		625	648
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27		500	531
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20		600	622
Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	2.040%	7/1/19	LOC	3,155	3,155

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Montgomery County TN Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) VRDO	2.040%	7/1/19	LOC	3,555	3,555
	Shelby County TN GO	5.000%	4/1/31		1,625	2,077
	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24		4,300	4,967
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22		1,835	2,016
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24		1,800	2,025
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24		1,000	1,151
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25		915	1,050
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26		1,035	1,237
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27		1,000	1,186
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23		3,045	3,264
2	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25		2,500	2,755
	Tennessee GO	5.000%	8/1/20		625	650
	Tennessee GO	5.000%	8/1/21		1,490	1,604
	Tennessee GO	5.000%	8/1/22		1,475	1,641
	Tennessee GO	4.000%	8/1/28		4,850	5,537
	Tennessee GO	5.000%	8/1/32		1,000	1,189
	Williamson County TN GO	4.000%	5/1/27		1,320	1,444
						56,538
Texas (5.2%)
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27		1,280	1,510
	Alief TX Independent School District GO	5.000%	2/15/24		1,300	1,508
	Allen TX Independent School District GO	5.000%	2/15/26		1,035	1,257
	Arlington TX Special Tax Revenue	5.000%	2/15/27	(4)	420	516
	Arlington TX Special Tax Revenue	5.000%	2/15/28	(4)	305	382
	Arlington TX Special Tax Revenue	5.000%	2/15/32	(15)	1,160	1,403
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/25		500	572
	Austin TX Airport System Revenue	5.000%	11/15/26		1,120	1,395
	Austin TX Airport System Revenue	5.000%	11/15/32		1,170	1,410
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27		1,000	1,188
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	(Prere.)	65	66
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	(Prere.)	210	213
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	(ETM)	500	543
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/24		1,340	1,585
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37		1,000	1,184
	Beaumont TX Independent School District GO	5.000%	2/15/21		3,570	3,783
	Bexar County TX GO	5.000%	6/15/23	(Prere.)	3,230	3,685
	Bexar County TX GO	5.000%	6/15/26		4,450	5,353

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Bexar County TX GO	5.000%	6/15/32		1,145	1,322
	Bexar County TX GO	4.000%	6/15/34		1,000	1,095
	Brownsville TX Utility System Revenue	4.000%	9/1/30		1,000	1,066
	Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	(Prere.)	500	511
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24		1,015	1,151
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25		100	88
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26		180	155
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26		1,115	1,321
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30		840	975
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		540	591
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34		1,400	1,613
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29		200	212
	Corpus Christi TX Independent School District GO	4.000%	8/15/34		1,130	1,276
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/25		500	529
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27		500	558
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32		1,670	1,978
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32		2,000	2,572
	Dallas TX Independent School District GO	5.000%	2/15/23		485	513
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21		1,340	1,449
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	(Prere.)	195	211
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22		210	227
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/31		1,675	1,926
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29		1,000	1,143
	Denton TX Independent School District GO	5.000%	8/15/37		1,360	1,636
	Fort Worth TX GO	5.000%	3/1/25		1,105	1,312
	Fort Worth TX GO	5.000%	3/1/27		4,520	4,921
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25		450	476
	Garland TX Electric Utility System Revenue	5.000%	3/1/30		675	855
	Garland TX Independent School District GO	5.000%	2/15/22		1,025	1,123
4	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.050% coupon rate effective 10/1/2023	0.000%	10/1/30		1,550	1,629
	Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23		2,500	2,793
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30		1,000	1,220

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Harris County TX GO	5.000%	10/1/21	(Prere.)	280	302
	Harris County TX GO	5.000%	8/15/22		1,960	2,175
	Harris County TX GO	5.000%	10/1/23		20	22
	Harris County TX GO	5.000%	10/1/23		500	505
	Harris County TX GO	5.000%	8/15/32		1,025	1,133
	Harris County TX GO	5.000%	10/1/36		1,200	1,407
	Harris County TX Sports Authority Revenue	5.000%	11/15/22		945	1,042
	Harris County TX Toll Road Revenue	5.000%	8/15/19	(Prere.)	500	502
	Harris County TX Toll Road Revenue	5.000%	8/15/32		515	565
	Houston TX Airport System Revenue	5.000%	7/1/26		1,150	1,403
	Houston TX Airport System Revenue	5.000%	7/1/37		1,685	2,040
	Houston TX GO	5.000%	3/1/20		55	55
	Houston TX GO	5.000%	3/1/27		1,000	1,233
	Houston TX GO	4.000%	3/1/35		1,500	1,648
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24		1,070	1,252
	Houston TX Independent School District GO	5.000%	2/15/20		1,105	1,130
	Houston TX Utility System Revenue	5.000%	5/15/21		1,000	1,068
	Houston TX Utility System Revenue	5.000%	5/15/25		1,160	1,351
	Houston TX Utility System Revenue	5.000%	11/15/26		1,200	1,482
	Houston TX Utility System Revenue	4.000%	11/15/31		1,000	1,121
	Houston TX Utility System Revenue	5.000%	11/15/33		1,000	1,047
	Houston TX Utility System Revenue	5.000%	11/15/34		1,000	1,150
2	Houston TX Utility System Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.800%	5/1/20		1,000	1,002
	Irving TX Independent School District GO	5.000%	2/15/21		1,515	1,605
	Katy TX Independent School District GO	4.000%	2/15/27		275	298
	Katy TX Independent School District GO	4.000%	2/15/28		375	406
	Klein TX Independent School District GO	5.000%	8/1/34		1,200	1,431
	Lake Travis TX Independent School District GO	5.000%	2/15/21	(Prere.)	500	529
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26		1,360	1,612
	Laredo TX Community College District GO	5.000%	8/1/25		1,000	1,160
	Laredo TX Independent School District GO	4.000%	8/1/28		1,635	1,818
	Lone Star College System Texas GO	5.000%	8/15/19	(Prere.)	250	251
	Lone Star College System Texas GO	5.000%	2/15/28		1,240	1,500
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28		1,000	1,148
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28		1,200	1,415
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34		1,040	1,276
	Lubbock TX GO	5.000%	2/15/23		500	546
	Mansfield TX Independent School District GO	5.000%	2/15/26		1,250	1,406
	Mansfield TX Independent School District GO	4.000%	2/15/29		1,265	1,368
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24		350	372
	Montgomery TX GO	4.000%	3/1/30		1,840	2,118

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.250%	1/1/33		1,640	1,795
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26		1,060	1,198
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27		1,000	1,129
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28		870	979
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/23		200	217
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/24		210	232
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/25		240	269
North East TX Independent School District GO	5.250%	2/1/22		580	638
North East TX Regional Mobility Authority Revenue	5.000%	1/1/30		2,390	2,762
North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/22		1,495	1,651
North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/23		1,555	1,768
North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31		1,500	1,696
North Texas Municipal Water District Water System Revenue	5.000%	9/1/22		1,645	1,831
North Texas Municipal Water District Water System Revenue	5.000%	9/1/23		1,025	1,174
North Texas Tollway Authority System Revenue	5.500%	9/1/21	(Prere.)	500	544
North Texas Tollway Authority System Revenue	6.250%	2/1/23		1,650	1,693
North Texas Tollway Authority System Revenue	5.000%	1/1/26		1,060	1,185
North Texas Tollway Authority System Revenue	5.000%	1/1/27		2,505	2,866
North Texas Tollway Authority System Revenue	6.000%	1/1/28		45	45
North Texas Tollway Authority System Revenue	5.000%	1/1/29		1,190	1,389
North Texas Tollway Authority System Revenue	5.000%	1/1/30		500	568
North Texas Tollway Authority System Revenue	5.000%	1/1/32		1,790	2,068
North Texas Tollway Authority System Revenue	5.000%	1/1/33		1,500	1,729
North Texas Tollway Authority System Revenue	5.000%	1/1/34		1,575	1,812

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Texas Tollway Authority System Revenue	5.000%	1/1/35		1,035	1,188
North Texas Tollway Authority System Revenue	4.000%	1/1/36		1,015	1,109
North Texas Tollway Authority System Revenue	4.000%	1/1/37		1,030	1,125
North Texas Tollway Authority System Revenue	4.000%	1/1/37	(4)	1,520	1,658
North Texas Tollway Authority System Revenue	5.000%	1/1/38		1,000	1,198
Northwest Independent School District Texas GO	5.000%	2/15/26		1,000	1,186
Northwest Independent School District Texas GO	5.000%	2/15/32		1,760	2,053
Pasadena TX GO	4.000%	2/15/28		1,000	1,118
Pearland TX GO	4.000%	3/1/32		1,095	1,231
Pearland TX GO	4.000%	3/1/33		385	432
Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32		240	269
Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33		340	381
Pflugerville TX Independent School District GO	5.000%	2/15/25		1,600	1,901
Prosper TX Independent School District GO	4.000%	2/15/31		1,290	1,501
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/19		518	520
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/19		210	212
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21		500	529
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24		1,000	1,111
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34		1,255	1,392
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36		1,000	1,195
San Antonio TX GO	5.000%	8/1/20		225	234
San Antonio TX GO	5.000%	2/1/22		1,000	1,058
San Antonio TX GO	5.000%	2/1/24		500	529
San Antonio TX GO	5.000%	2/1/26		1,000	1,191
San Antonio TX GO	4.000%	2/1/29		1,000	1,070
San Antonio TX Independent School District GO	5.000%	8/15/29		1,295	1,539
San Antonio TX Independent School District GO	5.000%	8/15/37		2,495	2,921
San Antonio TX Water Revenue	5.000%	5/15/34		1,000	1,198
San Antonio TX Water Revenue	5.000%	5/15/38		1,440	1,749
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/34		1,350	1,513
Spring Branch TX Independent School District GO	5.000%	2/1/20		1,000	1,021
Spring TX Independent School District GO	5.000%	8/15/32		1,000	1,181
Spring TX Independent School District GO	5.000%	8/15/35		1,370	1,631
Sugar Land TX GO	5.000%	2/15/26		510	621

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.250%	10/1/31		1,000	1,136
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21		1,075	1,149
Texas City TX Independent School District GO	5.000%	8/15/26		3,365	4,031
Texas GO	5.000%	10/1/22		1,120	1,252
Texas GO	5.000%	10/1/24		1,210	1,430
Texas GO	5.000%	8/1/26		925	994
Texas GO	5.000%	8/1/27		1,000	1,074
Texas GO	5.000%	10/1/27		1,400	1,622
Texas GO	5.000%	10/1/28		1,330	1,538
Texas GO	5.000%	8/1/31		500	536
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21		365	395
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22		1,005	1,109
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23		380	420
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23		245	280
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24		580	678
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25		2,215	2,442
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28		1,335	1,465
Texas Municipal Power Agency Revenue	5.000%	9/1/27		520	541
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/21	(15)	1,020	1,093
Texas Revenue	4.000%	8/29/19		13,000	13,050
Texas State University System Financing System Revenue	5.000%	3/15/32		1,625	1,969
Texas Transportation Commission GO	5.000%	10/1/21		1,520	1,645
Texas Transportation Commission GO	5.000%	10/1/22		1,470	1,643
Texas Transportation Commission GO	5.000%	10/1/29		1,500	1,793
Texas Transportation Commission GO	5.000%	4/1/32		2,000	2,396
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34		1,615	1,975
Texas Transportation Commission Revenue	5.000%	4/1/21		2,425	2,581
Texas Transportation Commission Revenue	5.000%	4/1/23		1,945	2,206
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33		525	592
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34		665	748
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37		2,330	2,628
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20	(2)	525	516
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20	(ETM)	285	280
Texas Water Development Board Revenue	5.000%	4/15/21		1,050	1,119
Texas Water Development Board Revenue	4.000%	10/15/32		1,000	1,144
Texas Water Development Board Revenue	4.000%	10/15/33		1,590	1,812
Texas Water Development Board Revenue	4.000%	10/15/34		1,465	1,663

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Texas Water Development Board Revenue	4.000%	10/15/35		2,860	3,200
Texas Water Development Board Revenue	4.000%	10/15/35		1,685	1,906
Texas Water Development Board Revenue	4.000%	10/15/35		1,770	1,974
Travis TX GO	5.000%	3/1/27		1,545	1,873
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27		1,000	1,224
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37		1,235	1,511
University of Houston Texas Revenue	4.000%	2/15/33		1,840	2,036
University of North Texas Revenue	4.000%	4/15/34		1,110	1,258
University of North Texas Revenue	5.000%	4/15/36		1,275	1,518
University of Texas Permanent University Fund Revenue	5.000%	7/1/21		1,300	1,396
University of Texas Revenue	5.000%	8/15/29		4,570	5,295
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19		325	326
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		1,090	1,136
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21		705	760
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23		1,150	1,321
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	(15)	1,215	1,503
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	(15)	260	291
Williamson County TX GO	5.000%	2/15/23		230	252
					272,622
Utah (0.6%)
Alpine UT School District GO	5.000%	3/15/30		1,025	1,267
Central Utah Water Conservancy District GO	5.000%	4/1/30		500	530
Central Utah Water Conservancy District Revenue	4.000%	10/1/32		1,000	1,135
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32		750	846
Murray UT Hospital Revenue (IHC Health Services) VRDO	1.910%	7/1/19		10,510	10,510
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22	(Prere.)	350	389
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34		750	925
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35		850	1,045
Utah County UT Hospital Revenue (IHC Health Services) VRDO	1.900%	7/5/19		2,500	2,500
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/30		850	1,093
Utah GO	5.000%	7/1/19		615	615
Utah GO	5.000%	7/1/21		1,300	1,395
Utah GO	5.000%	7/1/22		1,410	1,564
Utah GO	5.000%	7/1/23		3,500	4,006
Utah GO	5.000%	7/1/24		1,000	1,179
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26		1,000	1,200
					30,199

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Virginia (1.3%)
Arlington County VA GO	5.000%	8/1/23		600	667
Arlington County VA GO	5.000%	8/15/26		2,000	2,480
Chesapeake VA Toll Road Revenue	5.000%	7/15/21		500	533
Fairfax County VA GO	5.000%	10/1/20		1,710	1,790
Fairfax County VA GO	5.000%	10/1/23		1,255	1,447
Fairfax County VA GO	4.000%	10/1/32		1,415	1,618
Fairfax County VA Public Improvement GO	5.000%	4/1/21		420	447
Fairfax County VA Sewer Revenue	4.000%	7/15/21		1,790	1,891
Fairfax County VA Water Authority Revenue	5.000%	4/1/25		500	549
Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28		1,170	1,473
Norfolk VA GO	5.000%	10/1/20		775	811
Norfolk VA GO	5.000%	8/1/21		2,040	2,196
Norfolk VA GO	5.000%	9/1/29		1,395	1,636
Norfolk VA GO	5.000%	9/1/30		1,090	1,277
Norfolk VA GO	5.000%	8/1/31		1,375	1,734
Norfolk VA GO	5.000%	9/1/32		1,345	1,571
Norfolk VA GO	5.000%	8/1/35		2,155	2,673
Norfolk VA Water Revenue	5.000%	5/1/22	(Prere.)	495	546
Norfolk VA Water Revenue	5.000%	11/1/31		5	6
Norfolk VA Water Revenue	5.000%	11/1/34		1,155	1,416
Richmond VA GO	5.000%	3/1/23	(Prere.)	1,000	1,133
Richmond VA Public Utility Revenue	5.000%	1/15/28		1,000	1,213
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/30		500	545
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24		1,120	1,299
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30		600	707
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33		425	495
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		1,000	1,058
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27		1,845	2,246
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34		1,900	2,123
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/22		355	396
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36		2,130	2,404

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/21		2,410	2,608
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26		1,405	1,729
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35		1,280	1,429
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35		1,750	1,965
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24		1,250	1,472
Virginia Public Building Authority Revenue	5.000%	11/1/31		4,305	4,799
Virginia Public School Authority Revenue	5.000%	8/1/19		500	502
Virginia Public School Authority Revenue	5.000%	3/1/20		3,700	3,793
Virginia Public School Authority Revenue	4.000%	8/1/20		1,700	1,749
Virginia Public School Authority Revenue	5.000%	8/1/22		1,335	1,484
Virginia Public School Authority Revenue	5.000%	8/1/26		1,525	1,892
Virginia Public School Authority Revenue	5.000%	8/1/29		1,500	1,850
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/21		1,055	1,124
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/24		2,180	2,548
					69,324
Washington (1.1%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26		795	988
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20		600	622
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31		1,200	1,416
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/21		1,355	1,455
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26		1,710	2,098
King County WA GO	5.000%	7/1/20		1,250	1,296
King County WA GO	5.000%	1/1/24		500	545
King County WA GO	4.000%	12/1/32		1,500	1,671
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21		1,060	1,147
Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28		2,550	2,812
Pierce County WA School District No. 3 Puyallup GO	5.000%	12/1/25		1,000	1,119
Port of Seattle WA Revenue	5.000%	8/1/29		250	275
Seattle WA GO	5.000%	6/1/21		1,000	1,071
Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31		1,000	1,176
University of Washington Revenue	5.000%	4/1/31		335	356
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23		375	402
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27		1,000	1,181
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31		1,500	1,652
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/25		1,090	1,288
Washington GO	5.000%	8/1/19	(Prere.)	500	501

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington GO	0.000%	6/1/20	(14)	500	494
Washington GO	5.000%	7/1/20		1,000	1,037
Washington GO	5.000%	2/1/22	(Prere.)	500	547
Washington GO	5.000%	7/1/22		1,425	1,580
Washington GO	5.000%	7/1/23		1,155	1,321
Washington GO	5.000%	7/1/25		560	620
Washington GO	5.000%	7/1/25		1,500	1,759
Washington GO	4.000%	7/1/27		2,750	2,949
Washington GO	4.000%	7/1/27		2,425	2,600
Washington GO	5.000%	8/1/27		1,000	1,200
Washington GO	4.000%	7/1/28		3,180	3,404
Washington GO	4.000%	7/1/28		1,135	1,215
Washington GO	4.000%	7/1/29		2,720	2,959
Washington GO	5.000%	7/1/30		1,100	1,286
Washington GO	5.000%	8/1/30		1,585	1,959
Washington GO	5.000%	8/1/36		2,070	2,540
Washington GO	5.000%	8/1/38		2,070	2,526
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30		1,760	2,014
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32		1,000	1,223
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33		880	965
Washington State University General Revenue	5.000%	10/1/31		500	536
					57,805
West Virginia (0.3%)
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33		1,110	1,341
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37		1,545	1,692
West Virginia GO	5.000%	12/1/35		1,000	1,230
West Virginia GO	5.000%	6/1/36		1,000	1,228
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37		1,315	1,557
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29		750	923
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/23		1,065	1,071
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32		3,140	3,162
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33		815	1,010
					13,214
Wisconsin (0.8%)
Madison WI Area Technical College GO	4.000%	3/1/25		1,835	2,091
Milwaukee WI GO	4.000%	3/15/20		1,000	1,019
Milwaukee WI GO	5.000%	4/1/26		1,935	2,363
Wisconsin GO	5.000%	5/1/20		1,000	1,031
Wisconsin GO	5.000%	5/1/21	(ETM)	15	16

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wisconsin GO	5.000%	5/1/21		835	891
Wisconsin GO	5.000%	5/1/22	(Prere.)	35	39
Wisconsin GO	5.000%	11/1/23		2,585	2,982
Wisconsin GO	5.000%	5/1/24		500	551
Wisconsin GO	5.000%	5/1/26		2,210	2,434
Wisconsin GO	5.000%	5/1/29		1,000	1,130
Wisconsin GO	5.000%	5/1/34		1,780	2,124
Wisconsin GO	5.000%	5/1/36		2,000	2,331
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31		1,065	1,262
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/33		2,000	2,189
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34		1,540	1,681
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36		2,045	2,387
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)	5.000%	8/15/25		1,670	1,893
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/21	(Prere.)	1,150	1,235
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/31		1,010	1,122
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30		500	550
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32		715	840
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30		1,085	1,283
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32		500	562
Wisconsin Transportation Revenue	5.000%	7/1/22	(Prere.)	115	127
Wisconsin Transportation Revenue	5.000%	7/1/23		385	427
Wisconsin Transportation Revenue	5.000%	7/1/31		1,370	1,660
Wisconsin Transportation Revenue	5.000%	7/1/31		1,350	1,655
Wisconsin Transportation Revenue	5.000%	7/1/33		2,755	3,175
					41,050
Wyoming (0.0%)
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/34	(15)	1,000	1,171
Total Tax-Exempt Municipal Bonds (Cost $2,582,214)					2,696,317
Total Investments (99.9%) (Cost $3,992,692)					5,201,864

Tax-Managed Balanced Fund

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	251
Receivables for Investment Securities Sold	1,833
Receivables for Accrued Income	32,256
Receivables for Capital Shares Issued	3,821
Variation Margin Receivable—Futures Contracts	127
Other Assets[7]	758
Total Other Assets	39,046
Liabilities
Payables for Investment Securities Purchased	(30,711)
Payables for Capital Shares Redeemed	(729)
Payables to Vanguard	(926)
Variation Margin Payable—Futures Contracts	(139)
Total Liabilities	(32,505)
Net Assets (100%)
Applicable to 159,557,297 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,208,405
Net Asset Value Per Share	$32.64

At June 30, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	4,036,628
Total Distributable Earnings (Loss)	1,171,777
Net Assets	5,208,405

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock positions represent 48.3% of net assets.

2

Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2019.
4	Step bond.
5

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $12,336,000, representing 0.2% of net assets.

6

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7	Securities with a value of $733,000 and cash of $447,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	930	200,117	1,009
E-mini S&P 500 Index	September 2019	71	10,452	152
				1,161

Short Futures Contracts
5-Year U.S. Treasury Note	September 2019	(363)	(42,891)	(209)
10-Year U.S. Treasury Note	September 2019	(215)	(27,513)	(308)
Ultra Long U.S. Treasury Bond	September 2019	(13)	(2,308)	(1)
				(518)
				643

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends	22,010
Interest	34,473
Total Income	56,483
Expenses
The Vanguard Group—Note B
Investment Advisory Services	277
Management and Administrative	1,735
Marketing and Distribution	126
Custodian Fees	9
Shareholders’ Reports	26
Trustees’ Fees and Expenses	1
Total Expenses	2,174
Net Investment Income	54,309
Realized Net Gain (Loss)
Investment Securities Sold[1]	(8,927)
Futures Contracts	1,873
Realized Net Gain (Loss)	(7,054)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	459,861
Futures Contracts	954
Change in Unrealized Appreciation (Depreciation)	460,815
Net Increase (Decrease) in Net Assets Resulting from Operations	508,070

1 Includes $1,623,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	54,309	93,888
Realized Net Gain (Loss)	(7,054)	4,519
Change in Unrealized Appreciation (Depreciation)	460,815	(169,661)
Net Increase (Decrease) in Net Assets Resulting from Operations	508,070	(71,254)
Distributions
Net Investment Income	(55,802)	(91,073)
Realized Capital Gain	—	—
Total Distributions	(55,802)	(91,073)
Capital Share Transactions
Issued	598,613	1,045,236
Issued in Lieu of Cash Distributions	46,400	75,332
Redeemed	(259,237)	(518,200)
Net Increase (Decrease) from Capital Share Transactions	385,776	602,368
Total Increase (Decrease)	838,044	440,041
Net Assets
Beginning of Period	4,370,361	3,930,320
End of Period	5,208,405	4,370,361

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$29.65	$30.73	$27.85	$26.86	$26.79	$24.90
Investment Operations
Net Investment Income	.353 [1]	.688 [1]	.622 [1]	.595	.557	.547
Net Realized and Unrealized Gain (Loss)
on Investments	2.996	(1.110)	2.871	.989	.067	1.879
Total from Investment Operations	3.349	(.422)	3.493	1.584	.624	2.426
Distributions
Dividends from Net Investment Income[2]	(.359)	(.658)	(.613)	(.594)	(.554)	(.536)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.359)	(.658)	(.613)	(.594)	(.554)	(.536)
Net Asset Value, End of Period	$32.64	$29.65	$30.73	$27.85	$26.86	$26.79

Total Return[3]	11.32%	-1.43%	12.64%	5.94%	2.35%	9.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,208	$4,370	$3,930	$3,096	$2,478	$1,911
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.26%	2.22%	2.11%	2.20%	2.11%	2.15%
Portfolio Turnover Rate	15%[4]	11%[4]	9%[4]	11%[4]	9%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   For tax purposes, nontaxable dividends represent 61%, 61%, 61%, 57%, 62%, and 64% of dividends from net investment income.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds and stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts each represented 5% and 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Tax-Managed Balanced Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $251,000, representing 0.00% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Balanced Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	2,505,510	—	37
Tax-Exempt Municipal Bonds	—	2,696,317	—
Futures Contracts—Assets[1]	127	—	—
Futures Contracts—Liabilities[1]	(139)	—	—
Total	2,505,498	2,696,317	37

1   Represents variation margin on the last day of the reporting period.

D.           As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	3,993,030
Gross Unrealized Appreciation	1,227,576
Gross Unrealized Depreciation	(18,099)
Net Unrealized Appreciation (Depreciation)	1,209,477

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $29,586,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.           During the six months ended June 30, 2019, the fund purchased $743,910,000 of investment securities and sold $363,926,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales include $0 and $2,223,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2019, such purchases and sales were $298,851,000 and $233,991,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Tax-Managed Balanced Fund

F.            Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	18,969	33,875
Issued in Lieu of Cash Distributions	1,444	2,456
Redeemed	(8,229)	(16,871)
Net Increase (Decrease) in Shares Outstanding	12,184	19,460

G.          Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Sector Diversification

As of June 30, 2019

Consumer Discretionary	15.0%
Consumer Staples	5.7
Energy	4.6
Financial Services	20.7
Health Care	13.0
Materials & Processing	3.2
Other	0.0
Producer Durables	10.9
Technology	21.8
Utilities	5.1

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

Tax-Managed Capital Appreciation Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (15.0%)
*	Amazon.com Inc.	155,778	294,986
	Walt Disney Co.	641,980	89,646
	Home Depot Inc.	423,386	88,052
	Comcast Corp. Class A	1,550,141	65,540
	McDonald’s Corp.	296,253	61,520
	Walmart Inc.	509,671	56,314
*	Netflix Inc.	145,607	53,484
	Costco Wholesale Corp.	174,500	46,113
	Starbucks Corp.	494,854	41,484
	NIKE Inc. Class B	467,801	39,272
	Lowe’s Cos. Inc.	358,256	36,152
*	Booking Holdings Inc.	17,290	32,414
	Marriott International Inc. Class A	195,907	27,484
	TJX Cos. Inc.	425,087	22,479
	Ross Stores Inc.	220,764	21,882
	Estee Lauder Cos. Inc. Class A	118,426	21,685
*	AutoZone Inc.	19,437	21,370
*	Charter Communications Inc. Class A	52,289	20,664
*	O’Reilly Automotive Inc.	53,693	19,830
	Yum! Brands Inc.	157,639	17,446
	eBay Inc.	419,017	16,551
	Target Corp.	178,342	15,446
*	CarMax Inc.	175,757	15,261
*	Dollar Tree Inc.	140,617	15,101
*	NVR Inc.	4,280	14,425
	Royal Caribbean Cruises Ltd.	111,498	13,515
	General Motors Co.	320,904	12,364
	Sirius XM Holdings Inc.	2,145,991	11,975
	Dollar General Corp.	82,281	11,121
	DR Horton Inc.	245,646	10,595
*	Tesla Inc.	47,054	10,515
	Expedia Group Inc.	75,667	10,066
	Darden Restaurants Inc.	81,164	9,880
	MGM Resorts International	340,256	9,721
	Yum China Holdings Inc.	205,835	9,510
	Ford Motor Co.	902,931	9,237
*	WABCO Holdings Inc.	68,139	9,035
*	Henry Schein Inc.	128,038	8,950
	Advance Auto Parts Inc.	57,115	8,804
	Hasbro Inc.	82,555	8,724
	Gentex Corp.	333,376	8,204
	Hilton Worldwide Holdings Inc.	81,797	7,995
	CBS Corp. Class B	156,526	7,811
	PulteGroup Inc.	246,838	7,805
	VF Corp.	86,542	7,559
*	Discovery Communications Inc.	261,822	7,449
*	Tempur Sealy International Inc.	97,523	7,155
	Hyatt Hotels Corp. Class A	91,607	6,974
	Interpublic Group of Cos. Inc.	308,066	6,959
*	Mohawk Industries Inc.	45,760	6,748
	PVH Corp.	71,126	6,731
	Fox Corp. Class A	174,321	6,387
	BorgWarner Inc.	148,528	6,235
	Lennar Corp. Class A	127,963	6,201
	Las Vegas Sands Corp.	96,094	5,678
*	Lululemon Athletica Inc.	30,928	5,573
*	Norwegian Cruise Line Holdings Ltd.	93,784	5,030
*	Chipotle Mexican Grill Inc. Class A	6,555	4,804
*	Live Nation Entertainment Inc.	71,970	4,768
	Omnicom Group Inc.	55,214	4,525
	Lear Corp.	32,029	4,461
*	Liberty Media Corp-Liberty SiriusXM Class C	114,626	4,353
	Toll Brothers Inc.	116,147	4,253
	Hanesbrands Inc.	242,675	4,179
*	Ulta Beauty Inc.	11,422	3,962
*	Bright Horizons Family Solutions Inc.	25,671	3,873
*	TripAdvisor Inc.	83,027	3,843
	Viacom Inc. Class B	128,222	3,830

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Visteon Corp.	65,270	3,823
	Kohl’s Corp.	80,094	3,808
	Ralph Lauren Corp. Class A	32,656	3,709
	Brinker International Inc.	92,751	3,650
*	Madison Square Garden Co. Class A	12,902	3,612
	Carnival Corp.	77,458	3,606
	Vail Resorts Inc.	15,825	3,532
*	Qurate Retail Group Inc. QVC Group Class A	277,206	3,435
*	GCI Liberty Inc. Class A	55,413	3,406
*	Burlington Stores Inc.	19,741	3,359
	Wynn Resorts Ltd.	26,550	3,292
	Aptiv plc	40,225	3,251
*	Liberty Broadband Corp.	30,574	3,186
	Foot Locker Inc.	73,497	3,081
*	ServiceMaster Global Holdings Inc.	58,698	3,058
*	Liberty Media Corp-Liberty Formula One Class C	77,864	2,913
*	Liberty Media Corp-Liberty SiriusXM Class A	75,980	2,873
*	IAA Inc.	73,720	2,859
	Best Buy Co. Inc.	40,323	2,812
*	AutoNation Inc.	66,066	2,771
	Macy’s Inc.	127,309	2,732
	Gap Inc.	151,872	2,729
*	AMC Networks Inc. Class A	47,459	2,586
	John Wiley & Sons Inc. Class A	53,559	2,456
	Tractor Supply Co.	21,921	2,385
	Harley-Davidson Inc.	60,491	2,167
*	Wayfair Inc.	14,216	2,075
	News Corp. Class A	149,164	2,012
*	Murphy USA Inc.	23,238	1,953
*	Liberty Expedia Holdings Inc. Class A	40,701	1,945
*	Under Armour Inc. Class C	83,485	1,853
	KAR Auction Services Inc.	73,720	1,843
	H&R Block Inc.	60,500	1,773
	Polaris Industries Inc.	18,169	1,658
*	frontdoor Inc.	36,832	1,604
	AMERCO	4,228	1,600
*	Liberty Broadband Corp. Class A	14,984	1,541
*	Sally Beauty Holdings Inc.	110,742	1,477
*	Hilton Grand Vacations Inc.	45,232	1,439
	Genuine Parts Co.	13,633	1,412
*	Under Armour Inc. Class A	55,566	1,409
*	Liberty Media Corp-Liberty Formula One Class A	34,387	1,233
*	Grand Canyon Education Inc.	9,885	1,157
*	Floor & Decor Holdings Inc. Class A	26,727	1,120
*	Discovery Communications Inc. Class A	36,435	1,119
*	Garrett Motion Inc.	71,210	1,093
	Domino’s Pizza Inc.	3,700	1,030
*	LKQ Corp.	38,281	1,019
	Nordstrom Inc.	31,966	1,018
*	Caesars Entertainment Corp.	86,100	1,018
	Pool Corp.	5,200	993
	Graham Holdings Co. Class B	1,333	920
*	Urban Outfitters Inc.	37,553	854
*	Skechers U.S.A. Inc. Class A	26,541	836
	Tapestry Inc.	25,832	820
	Lennar Corp. Class B	19,693	758
*	DISH Network Corp. Class A	18,114	696
*	Michaels Cos. Inc.	70,437	613
*	Mattel Inc.	46,186	518
	Fortune Brands Home & Security Inc.	8,681	496
*	Capri Holdings Ltd.	14,230	493
*	Vista Outdoor Inc.	50,814	451
*	Kontoor Brands Inc.	12,363	346
*	2U Inc.	3,738	141
	Fox Corp. Class B	1,760	64
			1,597,449

Consumer Staples (5.7%)
	Procter & Gamble Co.	939,282	102,992
	Coca-Cola Co.	1,242,627	63,275
	PepsiCo Inc.	474,419	62,211
	Philip Morris International Inc.	430,291	33,791
	Mondelez International Inc. Class A	622,552	33,556
	Colgate-Palmolive Co.	382,064	27,382
	Altria Group Inc.	559,814	26,507
*	Monster Beverage Corp.	332,642	21,233
	CVS Health Corp.	385,254	20,992
	Constellation Brands Inc. Class A	86,878	17,110
	Walgreens Boots Alliance Inc.	289,655	15,835
	Tyson Foods Inc. Class A	174,713	14,106
	McCormick & Co. Inc.	86,333	13,382
	Church & Dwight Co. Inc.	175,325	12,809
	Brown-Forman Corp. Class B	220,803	12,239
	Clorox Co.	75,005	11,484
	Hershey Co.	80,963	10,851
	Archer-Daniels-Midland Co.	254,573	10,387
	Kroger Co.	429,839	9,332

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Hormel Foods Corp.	221,764	8,990
*	Corteva Inc.	303,953	8,988
	Kimberly-Clark Corp.	54,013	7,199
	JM Smucker Co.	58,056	6,687
	General Mills Inc.	108,267	5,686
	Ingredion Inc.	65,214	5,379
	Molson Coors Brewing Co. Class B	82,455	4,617
*	Post Holdings Inc.	42,626	4,432
	Campbell Soup Co.	103,441	4,145
	Keurig Dr Pepper Inc.	139,861	4,042
*	Herbalife Nutrition Ltd.	78,384	3,352
	Kraft Heinz Co.	105,916	3,288
	Sysco Corp.	42,796	3,027
	Energizer Holdings Inc.	76,802	2,968
*	US Foods Holding Corp.	74,979	2,681
*	TreeHouse Foods Inc.	49,272	2,666
	Lamb Weston Holdings Inc.	25,792	1,634
*	Sprouts Farmers Market Inc.	73,902	1,396
	Kellogg Co.	25,140	1,347
	Bunge Ltd.	24,005	1,337
*	Edgewell Personal Care Co.	39,959	1,077
*	Pilgrim’s Pride Corp.	41,745	1,060
*	Hain Celestial Group Inc.	25,835	566
			606,038
Energy (4.6%)
	Exxon Mobil Corp.	1,683,348	128,995
	Chevron Corp.	762,544	94,891
	ConocoPhillips	482,131	29,410
	EOG Resources Inc.	230,382	21,462
	Phillips 66	216,324	20,235
	Valero Energy Corp.	178,997	15,324
	Anadarko Petroleum Corp.	216,689	15,290
	Marathon Petroleum Corp.	245,919	13,742
	Occidental Petroleum Corp.	259,996	13,073
	Diamondback Energy Inc.	119,352	13,006
	Pioneer Natural Resources Co.	82,896	12,754
	Kinder Morgan Inc.	524,756	10,957
	Halliburton Co.	467,490	10,631
	Concho Resources Inc.	89,752	9,261
	Schlumberger Ltd.	226,907	9,017
	Williams Cos. Inc.	274,180	7,688
	Cabot Oil & Gas Corp.	330,013	7,577
	Hess Corp.	106,613	6,777
*	Cheniere Energy Inc.	90,149	6,171
*	Continental Resources Inc.	142,569	6,001
	ONEOK Inc.	79,477	5,469
*	WPX Energy Inc.	436,010	5,019
	Cimarex Energy Co.	56,335	3,342
*	First Solar Inc.	46,796	3,074
	Marathon Oil Corp.	159,552	2,267
	Helmerich & Payne Inc.	43,172	2,185
	Devon Energy Corp.	73,081	2,084
*	QEP Resources Inc.	267,557	1,934
	HollyFrontier Corp.	36,777	1,702
	Patterson-UTI Energy Inc.	139,443	1,605
	EQT Corp.	84,111	1,330
	Equitrans Midstream Corp.	62,775	1,237
	Murphy Oil Corp.	37,787	931
*	Parsley Energy Inc. Class A	48,238	917
*	Transocean Ltd.	124,803	800
*	Whiting Petroleum Corp.	41,985	784
*	Extraction Oil & Gas Inc.	157,215	681
	PBF Energy Inc. Class A	21,053	659
*	Centennial Resource Development Inc. Class A	81,357	618
*	Antero Resources Corp.	104,023	575
	National Oilwell Varco Inc.	23,357	519
*	CNX Resources Corp.	70,857	518
*	Chesapeake Energy Corp.	238,466	465
*	Apergy Corp.	11,315	380
	Kosmos Energy Ltd.	53,618	336
	SM Energy Co.	17,895	224
			491,917
Financial Services (20.7%)
*	Berkshire Hathaway Inc.
	Class B	706,798	150,668
	JPMorgan Chase & Co.	1,233,978	137,959
	Visa Inc. Class A	678,810	117,807
	Bank of America Corp.	3,470,166	100,635
	Mastercard Inc. Class A	361,340	95,585
	Wells Fargo & Co.	1,521,004	71,974
	Citigroup Inc.	979,532	68,597
*	PayPal Holdings Inc.	530,192	60,686
	American Tower Corp.	190,453	38,938
	American Express Co.	298,005	36,786
	Goldman Sachs Group Inc.	151,232	30,942
	S&P Global Inc.	131,101	29,864
*	Fiserv Inc.	292,488	26,663
	Aon plc	133,659	25,794
*	SBA Communications Corp. Class A	104,111	23,408
	Intercontinental Exchange Inc.	267,698	23,006
	Morgan Stanley	523,116	22,918
	MSCI Inc. Class A	94,720	22,618
	Progressive Corp.	276,677	22,115
	US Bancorp	415,446	21,769
	Crown Castle International Corp.	158,278	20,632
	Charles Schwab Corp.	503,685	20,243
	Global Payments Inc.	125,815	20,147
	Aflac Inc.	363,961	19,949
	Simon Property Group Inc.	121,607	19,428

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	American International Group Inc.	361,346	19,253
	CME Group Inc.	95,562	18,550
	Total System Services Inc.	142,858	18,324
	Equinix Inc.	35,148	17,725
	Fidelity National Information Services Inc.	139,105	17,065
	Chubb Ltd.	113,344	16,694
	Prudential Financial Inc.	157,413	15,899
	Travelers Cos. Inc.	106,100	15,864
	Discover Financial Services	199,402	15,472
	Prologis Inc.	192,150	15,391
	Moody’s Corp.	78,103	15,254
	Public Storage	63,384	15,096
	SunTrust Banks Inc.	232,493	14,612
	E*TRADE Financial Corp.	323,337	14,421
	AvalonBay Communities Inc.	69,041	14,028
*	CBRE Group Inc. Class A	273,143	14,012
*	Worldpay Inc. Class A	107,787	13,209
	Ameriprise Financial Inc.	90,241	13,099
	Equity Residential	165,488	12,564
*	Arch Capital Group Ltd.	330,885	12,269
	Equity LifeStyle Properties Inc.	95,897	11,636
	Essex Property Trust Inc.	39,573	11,553
	PNC Financial Services Group Inc.	83,793	11,503
	Allstate Corp.	112,573	11,448
	Nasdaq Inc.	118,042	11,352
	MetLife Inc.	226,522	11,251
	Brown & Brown Inc.	331,915	11,119
	Capital One Financial Corp.	122,398	11,106
	T. Rowe Price Group Inc.	99,855	10,955
*	Markel Corp.	9,988	10,883
	First Republic Bank	110,939	10,833
	WR Berkley Corp.	163,287	10,766
	Boston Properties Inc.	82,783	10,679
	Equifax Inc.	77,406	10,468
	Marsh & McLennan Cos. Inc.	104,301	10,404
*	Alleghany Corp.	15,145	10,315
	Torchmark Corp.	114,540	10,247
	Fifth Third Bancorp	364,320	10,165
	Reinsurance Group of America Inc. Class A	64,111	10,003
	BlackRock Inc.	21,245	9,970
	Lincoln National Corp.	149,371	9,627
	State Street Corp.	168,682	9,456
	Extra Space Storage Inc.	89,010	9,444
	TD Ameritrade Holding Corp.	185,333	9,252
	Popular Inc.	169,272	9,181
	Zions Bancorp NA	197,861	9,098
	Synchrony Financial	257,073	8,913
	M&T Bank Corp.	51,524	8,763
	Assurant Inc.	80,896	8,606
	KeyCorp	482,013	8,556
	Welltower Inc.	103,325	8,424
	BB&T Corp.	166,899	8,200
	Bank of New York Mellon Corp.	185,392	8,185
	Loews Corp.	149,641	8,181
	Commerce Bancshares Inc.	136,453	8,141
	Digital Realty Trust Inc.	68,708	8,093
	American Homes 4 Rent Class A	329,423	8,008
	Raymond James Financial Inc.	92,342	7,808
	Apartment Investment & Management Co.	154,271	7,732
	Broadridge Financial Solutions Inc.	60,381	7,709
	American Financial Group Inc.	74,445	7,628
	Lamar Advertising Co. Class A	94,236	7,606
	Mid-America Apartment Communities Inc.	64,098	7,548
	SEI Investments Co.	131,714	7,389
*	FleetCor Technologies Inc.	26,071	7,322
	Douglas Emmett Inc.	183,654	7,317
	SLM Corp.	708,986	6,891
	Hanover Insurance Group Inc.	53,554	6,871
	Franklin Resources Inc.	196,845	6,850
	Principal Financial Group Inc.	117,718	6,818
*	Howard Hughes Corp.	54,366	6,733
	Jones Lang LaSalle Inc.	47,490	6,681
	White Mountains Insurance Group Ltd.	6,525	6,665
	Jack Henry & Associates Inc.	49,725	6,659
	East West Bancorp Inc.	138,446	6,475
	Alexandria Real Estate Equities Inc.	45,800	6,462
	Federal Realty Investment Trust	49,202	6,335
*	Euronet Worldwide Inc.	37,456	6,302
	Ventas Inc.	90,000	6,152
	Unum Group	169,134	5,674
	Host Hotels & Resorts Inc.	310,512	5,658
	Signature Bank	44,546	5,383
	TFS Financial Corp.	291,707	5,271
	Camden Property Trust	50,145	5,235
*	CoreLogic Inc.	124,701	5,216
	First Horizon National Corp.	331,147	4,944
	Equity Commonwealth	150,089	4,881

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Cullen/Frost Bankers Inc.	50,546	4,734
	Hartford Financial Services Group Inc.	84,281	4,696
	Invitation Homes Inc.	159,763	4,270
	Eaton Vance Corp.	97,998	4,227
	Associated Banc-Corp	188,712	3,989
	Weyerhaeuser Co.	150,490	3,964
	CNA Financial Corp.	77,664	3,656
	Annaly Capital Management Inc.	396,532	3,620
	Voya Financial Inc.	61,728	3,414
	Interactive Brokers Group Inc.	61,982	3,359
*	Square Inc.	45,590	3,307
	BOK Financial Corp.	40,381	3,048
	Hospitality Properties Trust	118,958	2,974
	Jefferies Financial Group Inc.	150,514	2,894
	Realty Income Corp.	40,900	2,821
	Omega Healthcare Investors Inc.	76,000	2,793
	Retail Properties of America Inc.	229,293	2,696
	Santander Consumer USA Holdings Inc.	109,418	2,622
	SL Green Realty Corp.	31,358	2,520
	Northern Trust Corp.	26,537	2,388
	Affiliated Managers Group Inc.	25,462	2,346
	People’s United Financial Inc.	134,021	2,249
*	Zillow Group Inc.	45,859	2,127
	Bank of Hawaii Corp.	24,844	2,060
	Fidelity National Financial Inc.	49,029	1,976
	Navient Corp.	140,412	1,917
*	WEX Inc.	9,203	1,915
	Ally Financial Inc.	61,797	1,915
	OneMain Holdings Inc.	56,030	1,894
	Alliance Data Systems Corp.	12,768	1,789
*	First Data Corp. Class A	63,729	1,725
*	Credit Acceptance Corp.	3,550	1,718
	Paramount Group Inc.	122,100	1,711
	JBG SMITH Properties	43,000	1,692
*	Zillow Group Inc. Class A	28,915	1,323
*	Athene Holding Ltd. Class A	30,012	1,292
	Duke Realty Corp.	40,874	1,292
	TransUnion	16,149	1,187
*	Brighthouse Financial Inc.	28,226	1,036
	VICI Properties Inc.	45,019	992
	Lazard Ltd. Class A	26,995	928
	Vornado Realty Trust	13,624	873
	Iron Mountain Inc.	26,870	841
*	SVB Financial Group	3,156	709
	Taubman Centers Inc.	16,722	683
*	Texas Capital Bancshares Inc.	10,944	672
	AXA Equitable Holdings Inc.	30,890	646
	Park Hotels & Resorts Inc.	21,100	582
	Outfront Media Inc.	21,544	556
	Healthcare Trust of America Inc. Class A	19,811	543
	Western Union Co.	21,993	437
	AGNC Investment Corp.	24,830	418
*	Western Alliance Bancorp	7,700	344
*	Fair Isaac Corp.	500	157
			2,209,468
Health Care (12.9%)
	Johnson & Johnson	1,018,674	141,881
	Pfizer Inc.	2,048,246	88,730
	UnitedHealth Group Inc.	330,084	80,544
	Merck & Co. Inc.	890,487	74,667
	Thermo Fisher Scientific Inc.	157,208	46,169
	Abbott Laboratories	543,196	45,683
	Amgen Inc.	246,305	45,389
	Medtronic plc	464,846	45,271
	AbbVie Inc.	547,331	39,802
	Eli Lilly & Co.	314,834	34,881
	Danaher Corp.	239,609	34,245
*	Boston Scientific Corp.	789,708	33,942
	Gilead Sciences Inc.	484,837	32,756
	Becton Dickinson and Co.	126,998	32,005
	Anthem Inc.	110,639	31,223
	Zoetis Inc.	251,916	28,590
	Cigna Corp.	180,768	28,480
*	Celgene Corp.	286,248	26,461
	Stryker Corp.	114,258	23,489
*	Vertex Pharmaceuticals Inc.	124,427	22,817
*	Biogen Inc.	89,806	21,003
	Humana Inc.	67,376	17,875
*	Illumina Inc.	47,538	17,501
	Bristol-Myers Squibb Co.	350,237	15,883
	Allergan plc	91,418	15,306
	Agilent Technologies Inc.	203,841	15,221
	Cooper Cos. Inc.	44,327	14,933
	Teleflex Inc.	42,813	14,178
	Baxter International Inc.	168,307	13,784
*	Intuitive Surgical Inc.	24,410	12,804
*	Laboratory Corp. of America Holdings	70,891	12,257
	Zimmer Biomet Holdings Inc.	99,842	11,755
	PerkinElmer Inc.	113,974	10,980
*	Charles River Laboratories International Inc.	74,500	10,572

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Edwards Lifesciences Corp.	56,497	10,437
*	QIAGEN NV	250,421	10,155
	McKesson Corp.	72,969	9,806
*	IQVIA Holdings Inc.	59,161	9,519
*	Incyte Corp.	107,522	9,135
	Universal Health Services Inc. Class B	69,835	9,106
	AmerisourceBergen Corp. Class A	106,401	9,072
	Bio-Techne Corp.	41,793	8,713
	Bruker Corp.	160,463	8,015
*	Exelixis Inc.	372,766	7,966
	Quest Diagnostics Inc.	78,166	7,958
*	Centene Corp.	144,484	7,577
*	DexCom Inc.	50,189	7,520
	Cerner Corp.	101,877	7,468
*	Ionis Pharmaceuticals Inc.	106,349	6,835
	Cardinal Health Inc.	142,431	6,709
*	Varian Medical Systems Inc.	48,927	6,660
	Dentsply Sirona Inc.	110,655	6,458
*	Veeva Systems Inc. Class A	37,034	6,004
*	WellCare Health Plans Inc.	18,347	5,230
*	Regeneron Pharmaceuticals Inc.	16,352	5,118
*	IDEXX Laboratories Inc.	17,776	4,894
*	Alexion Pharmaceuticals Inc.	32,165	4,213
*	Hologic Inc.	87,555	4,204
*	Seattle Genetics Inc.	50,502	3,495
*	Bio-Rad Laboratories Inc. Class A	10,813	3,380
	HCA Healthcare Inc.	23,672	3,200
	STERIS plc	20,974	3,123
*	Align Technology Inc.	11,063	3,028
*	BioMarin Pharmaceutical Inc.	34,328	2,940
*	Exact Sciences Corp.	23,781	2,807
*	Alnylam Pharmaceuticals Inc.	38,174	2,770
*	Elanco Animal Health Inc.	71,812	2,427
*	Premier Inc. Class A	57,780	2,260
*	ABIOMED Inc.	8,004	2,085
*	Catalent Inc.	37,886	2,054
*	Sarepta Therapeutics Inc.	13,128	1,995
*	Sage Therapeutics Inc.	8,468	1,550
*	Neurocrine Biosciences Inc.	17,786	1,502
*	Mylan NV	78,535	1,495
*	DaVita Inc.	25,364	1,427
	West Pharmaceutical Services Inc.	10,021	1,254
	Hill-Rom Holdings Inc.	11,794	1,234
*	Jazz Pharmaceuticals plc	8,628	1,230
*	Varex Imaging Corp.	38,498	1,180
	Patterson Cos. Inc.	48,937	1,121
*	Acadia Healthcare Co. Inc.	31,551	1,103
*	Molina Healthcare Inc.	6,232	892
*	Agios Pharmaceuticals Inc.	17,768	886
*	Bluebird Bio Inc.	6,886	876
*	Intercept Pharmaceuticals Inc.	10,708	852
*	Nektar Therapeutics Class A	22,103	786
*	ICU Medical Inc.	2,944	742
*	United Therapeutics Corp.	9,336	729
*	Penumbra Inc.	4,082	653
*	Brookdale Senior Living Inc.	90,299	651
*	Insulet Corp.	5,418	647
*	Integra LifeSciences Holdings Corp.	11,231	627
*	Masimo Corp.	3,965	590
*	MEDNAX Inc.	21,722	548
	Takeda Pharmaceutical Co. Ltd. ADR	26,368	467
	Cantel Medical Corp.	4,616	372
	Chemed Corp.	908	328
*	PRA Health Sciences Inc.	3,300	327
*	Moderna Inc.	20,564	301
*	Alkermes plc	12,574	283
*	Mallinckrodt plc	30,800	283
			1,380,349
Materials & Processing (3.3%)
	Linde plc	184,023	36,952
	Ecolab Inc.	124,829	24,646
	DuPont de Nemours Inc.	303,954	22,818
	Sherwin-Williams Co.	43,298	19,843
	Ball Corp.	218,687	15,306
	Dow Inc.	307,153	15,146
	Lennox International Inc.	46,508	12,790
	Vulcan Materials Co.	90,102	12,372
	Newmont Goldcorp Corp.	311,148	11,970
	LyondellBasell Industries NV Class A	135,541	11,674
	FMC Corp.	139,839	11,600
	Celanese Corp. Class A	107,478	11,586
	Martin Marietta Materials Inc.	49,467	11,383
	Armstrong World Industries Inc.	98,525	9,577
	Fastenal Co.	264,288	8,613
	Air Products & Chemicals Inc.	36,714	8,311
*	Crown Holdings Inc.	124,509	7,608
	Southern Copper Corp.	179,521	6,974
	Albemarle Corp.	95,833	6,748
	Owens Corning	107,734	6,270
	Scotts Miracle-Gro Co.	57,483	5,662
	Sealed Air Corp.	126,208	5,399

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	WR Grace & Co.	70,376	5,356
	Freeport-McMoRan Inc.	427,179	4,960
	Reliance Steel & Aluminum Co.	50,794	4,806
	Nucor Corp.	73,753	4,064
	Valmont Industries Inc.	30,964	3,927
	PPG Industries Inc.	32,843	3,833
	Westlake Chemical Corp.	54,946	3,817
	Packaging Corp. of America	30,068	2,866
	CF Industries Holdings Inc.	60,783	2,839
	Ingersoll-Rand plc	21,974	2,783
	Eagle Materials Inc.	27,109	2,513
	Owens-Illinois Inc.	143,886	2,485
	Mosaic Co.	81,422	2,038
*	AdvanSix Inc.	80,138	1,958
	International Paper Co.	41,378	1,792
	Eastman Chemical Co.	20,872	1,624
*	Alcoa Corp.	68,074	1,594
*	Berry Global Group Inc.	29,326	1,542
	Hexcel Corp.	18,291	1,479
*	Axalta Coating Systems Ltd.	48,211	1,435
	Versum Materials Inc.	24,784	1,278
*	Livent Corp.	162,409	1,124
	Royal Gold Inc.	10,783	1,105
*	Element Solutions Inc.	84,256	871
*	Univar Inc.	19,164	422
	United States Steel Corp.	9,957	152
			345,911
Other (0.0%)
*	Uber Technologies Inc.	16,777	778
*	Zoom Video Communications Inc. Class A	2,622	233
*	Pinterest Inc. Class A	8,159	222
*	Lyft Inc. Class A	635	42
*,§	Herbalife Ltd. CVR	1,809	17
*,§	American International Group Inc. Warrants Exp. 01/19/2021	6,859	—
			1,292
Producer Durables (10.8%)
	Boeing Co.	223,105	81,212
	Union Pacific Corp.	285,231	48,235
	United Technologies Corp.	314,383	40,933
	Honeywell International Inc.	230,809	40,297
	Accenture plc Class A	204,188	37,728
	CSX Corp.	370,652	28,677
	3M Co.	151,792	26,312
	Norfolk Southern Corp.	126,078	25,131
	General Electric Co.	2,357,832	24,757
	Northrop Grumman Corp.	73,450	23,732
*	Copart Inc.	312,132	23,329
*	Mettler-Toledo International Inc.	26,480	22,243
	Illinois Tool Works Inc.	144,066	21,727
	Caterpillar Inc.	158,610	21,617
	Automatic Data Processing Inc.	129,154	21,353
	General Dynamics Corp.	116,508	21,184
*	TransDigm Group Inc.	42,409	20,517
	Verisk Analytics Inc. Class A	139,675	20,457
	Delta Air Lines Inc.	357,629	20,295
	Roper Technologies Inc.	54,880	20,100
	Lockheed Martin Corp.	53,808	19,561
	FedEx Corp.	112,673	18,500
	Cintas Corp.	77,072	18,288
	Waste Management Inc.	149,550	17,254
*	United Continental Holdings Inc.	190,400	16,670
	Southwest Airlines Co.	321,944	16,348
	United Parcel Service Inc. Class B	152,260	15,724
*	Waters Corp.	69,213	14,897
	Deere & Co.	87,207	14,451
	Raytheon Co.	82,709	14,381
	AMETEK Inc.	157,260	14,286
	L3 Technologies Inc.	55,607	13,633
	IDEX Corp.	78,733	13,553
	Old Dominion Freight Line Inc.	83,077	12,400
	Parker-Hannifin Corp.	70,977	12,067
	Jacobs Engineering Group Inc.	141,129	11,910
*	Keysight Technologies Inc.	132,012	11,856
	Emerson Electric Co.	170,314	11,363
	Eaton Corp. plc	132,269	11,015
	Huntington Ingalls Industries Inc.	48,395	10,876
	Expeditors International of Washington Inc.	142,407	10,803
	PACCAR Inc.	147,855	10,595
	Fortive Corp.	129,305	10,541
*	CoStar Group Inc.	17,618	9,761
	Toro Co.	142,398	9,526
	FLIR Systems Inc.	172,564	9,336
	Textron Inc.	174,210	9,240
	Cummins Inc.	52,527	9,000
	Carlisle Cos. Inc.	61,798	8,677
	AGCO Corp.	110,710	8,588
	Landstar System Inc.	78,365	8,463
*	HD Supply Holdings Inc.	204,580	8,241
	Xylem Inc.	98,143	8,209
*	Zebra Technologies Corp.	37,222	7,798
	BWX Technologies Inc.	146,472	7,631
	Genpact Ltd.	193,618	7,375
	JB Hunt Transport Services Inc.	78,704	7,194
	Oshkosh Corp.	83,375	6,961

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	WW Grainger Inc.	25,446	6,825
	Wabtec Corp.	88,421	6,345
	Donaldson Co. Inc.	115,583	5,879
	ManpowerGroup Inc.	60,005	5,797
	Robert Half International Inc.	99,688	5,683
	Xerox Corp.	151,726	5,373
	Graco Inc.	98,621	4,949
*	Welbilt Inc.	295,898	4,942
	Flowserve Corp.	92,821	4,891
	ITT Inc.	68,646	4,495
	HEICO Corp.	33,578	4,493
	Stanley Black & Decker Inc.	29,193	4,222
	CH Robinson Worldwide Inc.	47,117	3,974
*	Kirby Corp.	48,966	3,868
	Allison Transmission Holdings Inc.	76,765	3,558
	Terex Corp.	113,215	3,555
	MSC Industrial Direct Co. Inc. Class A	44,029	3,270
*	Middleby Corp.	22,347	3,033
	Republic Services Inc. Class A	31,721	2,748
	nVent Electric plc	106,635	2,643
*	Genesee & Wyoming Inc. Class A	26,261	2,626
*	Teledyne Technologies Inc.	9,363	2,564
	Quanta Services Inc.	62,470	2,386
*	Trimble Inc.	50,703	2,287
*	Clean Harbors Inc.	31,830	2,263
*	Sensata Technologies Holding plc	43,961	2,154
	Johnson Controls International plc	46,195	1,908
*	Conduent Inc.	174,351	1,672
*	AECOM	42,191	1,597
*	Stericycle Inc.	32,970	1,574
	Allegion plc	13,639	1,508
	Spirit AeroSystems Holdings Inc. Class A	15,484	1,260
*	Resideo Technologies Inc.	54,989	1,205
*	Spirit Airlines Inc.	18,347	876
*	Colfax Corp.	19,534	548
*	WESCO International Inc.	10,428	528
*	United Rentals Inc.	3,864	513
	Ryder System Inc.	7,145	417
	Fluor Corp.	3,387	114
			1,155,351
Technology (21.7%)
	Microsoft Corp.	2,922,951	391,558
	Apple Inc.	1,842,403	364,648
*	Facebook Inc. Class A	885,336	170,870
*	Alphabet Inc. Class C	115,495	124,840
*	Alphabet Inc. Class A	112,969	122,323
	Cisco Systems Inc.	1,581,890	86,577
	Intel Corp.	1,697,881	81,278
*	Adobe Inc.	214,610	63,235
	Oracle Corp.	918,193	52,309
*	salesforce.com Inc.	299,110	45,384
	Texas Instruments Inc.	391,515	44,930
	Broadcom Inc.	146,947	42,300
	International Business Machines Corp.	303,182	41,809
	NVIDIA Corp.	238,396	39,152
	QUALCOMM Inc.	503,369	38,291
	Intuit Inc.	131,867	34,461
	Applied Materials Inc.	533,823	23,974
*	Cadence Design Systems Inc.	327,373	23,181
*	Autodesk Inc.	140,554	22,896
*	Synopsys Inc.	147,052	18,924
	Lam Research Corp.	98,784	18,556
	Amphenol Corp. Class A	173,277	16,624
	Cognizant Technology Solutions Corp. Class A	249,738	15,831
*	Micron Technology Inc.	407,010	15,706
	Corning Inc.	469,584	15,604
	Analog Devices Inc.	133,394	15,056
*	ServiceNow Inc.	53,358	14,650
	Activision Blizzard Inc.	301,300	14,221
	Hewlett Packard Enterprise Co.	857,462	12,819
	Teradyne Inc.	262,921	12,597
	KLA-Tencor Corp.	97,261	11,496
*	Workday Inc. Class A	55,186	11,345
	Xilinx Inc.	91,124	10,745
	Citrix Systems Inc.	108,810	10,679
	HP Inc.	434,070	9,024
*	IAC/InterActiveCorp	41,404	9,007
*	Advanced Micro Devices Inc.	294,262	8,937
*	Teradata Corp.	248,649	8,914
*	Arrow Electronics Inc.	122,089	8,701
	NetApp Inc.	140,673	8,680
*	VeriSign Inc.	41,036	8,583
*	Gartner Inc.	52,885	8,511
	Dolby Laboratories Inc. Class A	130,280	8,416
*	Twitter Inc.	239,032	8,342
	Juniper Networks Inc.	313,167	8,340
	NXP Semiconductors NV	84,460	8,244
	DXC Technology Co.	147,248	8,121
	Symantec Corp.	370,521	8,063
*	Tableau Software Inc. Class A	43,990	7,303
	Motorola Solutions Inc.	42,782	7,133
*	Atlassian Corp. plc Class A	50,022	6,545
	CDK Global Inc.	130,205	6,437
*	Palo Alto Networks Inc.	31,292	6,376

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	SS&C Technologies Holdings Inc.	104,234	6,005
*	Electronic Arts Inc.	58,433	5,917
*	Black Knight Inc.	97,137	5,843
*	Fortinet Inc.	75,445	5,796
*	Red Hat Inc.	30,835	5,790
*	ANSYS Inc.	26,598	5,448
*	Zynga Inc. Class A	855,545	5,244
	Avnet Inc.	113,116	5,121
	Western Digital Corp.	106,868	5,082
	VMware Inc. Class A	28,207	4,716
	Microchip Technology Inc.	52,172	4,523
*	Guidewire Software Inc.	39,167	3,971
*	GoDaddy Inc. Class A	54,669	3,835
*	NCR Corp.	114,500	3,561
	Match Group Inc.	47,397	3,188
*	PTC Inc.	34,686	3,113
*	Dell Technologies Inc.	60,277	3,062
	Harris Corp.	15,675	2,965
*	Splunk Inc.	23,411	2,944
	Universal Display Corp.	15,011	2,823
*	IHS Markit Ltd.	42,432	2,704
*	Okta Inc.	21,196	2,618
*	Twilio Inc. Class A	18,838	2,569
*	Arista Networks Inc.	9,822	2,550
	Skyworks Solutions Inc.	29,892	2,310
*	Manhattan Associates Inc.	32,184	2,231
*	ON Semiconductor Corp.	107,461	2,172
*	Qorvo Inc.	31,970	2,130
	Leidos Holdings Inc.	24,871	1,986
*	F5 Networks Inc.	13,395	1,951
*	Zendesk Inc.	21,011	1,871
*	Groupon Inc. Class A	474,070	1,697
	Perspecta Inc.	71,796	1,681
*	Covetrus Inc.	65,017	1,590
*	Tyler Technologies Inc.	7,329	1,583
*	Akamai Technologies Inc.	19,515	1,564
*	Nutanix Inc.	54,824	1,422
*	FireEye Inc.	92,392	1,368
*	IPG Photonics Corp.	8,807	1,358
*	Nuance Communications Inc.	74,737	1,194
	Cognex Corp.	17,560	843
	Amdocs Ltd.	11,987	744
*	GrubHub Inc.	7,700	601
*	EchoStar Corp. Class A	13,188	584
*	Aspen Technology Inc.	4,300	534
*	Take-Two Interactive Software Inc.	4,700	534
*	Coherent Inc.	3,888	530
*	CommScope Holding Co. Inc.	26,989	425
*	SolarWinds Corp.	20,844	382
*	RingCentral Inc. Class A	3,286	378
*	Paycom Software Inc.	1,400	317
*	Slack Technologies Inc. Class A	6,887	258
*	Proofpoint Inc.	2,118	255
*	RealPage Inc.	4,164	245
*	Pure Storage Inc. Class A	14,869	227
*	DocuSign Inc. Class A	4,500	224
*	EPAM Systems Inc.	1,200	208
*	Pluralsight Inc. Class A	3,800	115
*	Ceridian HCM Holding Inc.	2,144	108
*	Elastic NV	397	30
			2,317,584
Utilities (5.1%)
	AT&T Inc.	2,659,857	89,132
	Verizon Communications Inc.	1,476,084	84,329
	NextEra Energy Inc.	187,198	38,349
	Duke Energy Corp.	313,753	27,686
	Dominion Energy Inc.	326,929	25,278
	Exelon Corp.	400,155	19,183
	Southern Co.	334,385	18,485
	Sempra Energy	126,749	17,420
	WEC Energy Group Inc.	200,940	16,752
*	T-Mobile US Inc.	210,227	15,586
	American Water Works Co. Inc.	121,210	14,060
	Consolidated Edison Inc.	159,998	14,029
	Eversource Energy	181,883	13,780
	CMS Energy Corp.	211,659	12,257
	Edison International	164,853	11,113
	FirstEnergy Corp.	231,746	9,921
	Atmos Energy Corp.	89,294	9,426
	Public Service Enterprise Group Inc.	151,263	8,897
	DTE Energy Co.	69,463	8,883
	NiSource Inc.	301,013	8,669
	UGI Corp.	159,338	8,510
	Aqua America Inc.	193,616	8,010
	American Electric Power Co. Inc.	88,125	7,756
*	Sprint Corp.	1,133,950	7,450
	CenterPoint Energy Inc.	258,608	7,404
	AES Corp.	410,188	6,875
	Telephone & Data Systems Inc.	167,926	5,105
	Entergy Corp.	43,027	4,429
	Alliant Energy Corp.	89,426	4,389
	Evergy Inc.	61,616	3,706
	NRG Energy Inc.	104,417	3,667
	PPL Corp.	116,105	3,600
*	United States Cellular Corp.	73,282	3,274

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Vistra Energy Corp.	127,669	2,890
*	Zayo Group Holdings Inc.	61,186	2,014
*	PG&E Corp.	28,893	662
			542,976
Total Common Stocks
(Cost $4,391,096)			10,648,335
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
2	Vanguard Market Liquidity Fund, 2.499%	246,366	24,642

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill, 2.135%, 11/14/19	1,100	1,091
Total Temporary Cash Investments
(Cost $25,732)			25,733
Total Investments (100.0%)
(Cost $4,416,828)			10,674,068

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	501
Receivables for Accrued Income	7,221
Receivables for Capital Shares Issued	2,348
Variation Margin Receivable—Futures Contracts	136
Other Assets[3]	216
Total Other Assets	10,422
Liabilities
Payables for Investment Securities Purchased	(37)
Payables for Capital Shares Redeemed	(7,139)
Payables to Vanguard	(2,658)
Total Liabilities	(9,834)
Net Assets (100%)	10,674,656

At June 30, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	4,533,242
Total Distributable Earnings (Loss)	6,141,414
Net Assets	10,674,656

Admiral Shares—Net Assets
Applicable to 62,994,769 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,544,080
Net Asset Value Per Share—Admiral Shares	$151.51

Institutional Shares—Net Assets
Applicable to 15,017,275 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,130,576
Net Asset Value Per Share—Institutional Shares	$75.29

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

§   Security value determined using significant unobservable inputs.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Securities with a value of $1,091,000 and cash of $211,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

CVR—Contingent Value Rights.

Tax-Managed Capital Appreciation Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	205	30,178	505

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends	89,500
Interest[1]	123
Total Income	89,623
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,163
Management and Administrative—Admiral Shares	2,772
Management and Administrative—Institutional Shares	183
Marketing and Distribution—Admiral Shares	144
Marketing and Distribution—Institutional Shares	8
Custodian Fees	37
Shareholders’ Reports—Admiral Shares	23
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	4,332
Net Investment Income	85,291
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(14,633)
Futures Contracts	1,872
Realized Net Gain (Loss)	(12,761)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,624,709
Futures Contracts	505
Change in Unrealized Appreciation (Depreciation)	1,625,214
Net Increase (Decrease) in Net Assets Resulting from Operations	1,697,744

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $105,000, $2,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $15,603,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	85,291	161,437
Realized Net Gain (Loss)	(12,761)	96,029
Change in Unrealized Appreciation (Depreciation)	1,625,214	(718,899)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,697,744	(461,433)
Distributions
Net Investment Income
Admiral Shares	(74,082)	(141,731)
Institutional Shares	(8,946)	(17,650)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(83,028)	(159,381)
Capital Share Transactions
Admiral Shares	149,860	362,698
Institutional Shares	6,777	11,875
Net Increase (Decrease) from Capital Share Transactions	156,637	374,573
Total Increase (Decrease)	1,771,353	(246,241)
Net Assets
Beginning of Period	8,903,303	9,149,544
End of Period	10,674,656	8,903,303

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$128.29	$137.30	$114.08	$103.75	$103.82	$93.70
Investment Operations
Net Investment Income	1.220 [1]	2.385 [1]	2.166 [1]	2.004	1.764	1.633
Net Realized and Unrealized Gain (Loss)
on Investments	23.186	(9.045)	23.211	10.332	(.082)	10.103
Total from Investment Operations	24.406	(6.660)	25.377	12.336	1.682	11.736
Distributions
Dividends from Net Investment Income	(1.186)	(2.350)	(2.157)	(2.006)	(1.752)	(1.616)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.186)	(2.350)	(2.157)	(2.006)	(1.752)	(1.616)
Net Asset Value, End of Period	$151.51	$128.29	$137.30	$114.08	$103.75	$103.82

Total Return[2]	19.05%	-4.97%	22.40%	12.01%	1.68%	12.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,544	$7,951	$8,143	$6,793	$5,982	$5,760
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.72%	1.69%	1.73%	1.89%	1.69%	1.66%
Portfolio Turnover Rate	5%[3]	6%[3]	7%[3]	8%[3]	10%[3]	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$63.75	$68.23		$56.69		$51.55	$51.59	$46.56
Investment Operations
Net Investment Income	.617 [1]	1.207	1	1.099	1	1.011	.897	.830
Net Realized and Unrealized Gain (Loss)
on Investments	11.523	(4.499)		11.531		5.141	(.046)	5.022
Total from Investment Operations	12.140	(3.292)		12.630		6.152	.851	5.852
Distributions
Dividends from Net Investment Income	(.600)	(1.188)		(1.090)		(1.012)	(.891)	(.822)
Distributions from Realized Capital Gains	—	—		—		—	—	—
Total Distributions	(.600)	(1.188)		(1.090)		(1.012)	(.891)	(.822)
Net Asset Value, End of Period	$75.29	$63.75		$68.23		$56.69	$51.55	$51.59

Total Return	19.07%	-4.95%		22.43%		12.06%	1.71%	12.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,131	$952		$1,006		$613	$564	$530
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%		0.06%		0.06%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.75%	1.72%		1.76%		1.92%	1.73%	1.70%
Portfolio Turnover Rate	5%[2]	6%[2]		7%[2]		8%[2]	10%[2]	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Tax-Managed Capital Appreciation Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $501,000, representing 0.00% of the fund’s net assets and 0.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Tax-Managed Capital Appreciation Fund

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,648,318	—	17
Temporary Cash Investments	24,642	1,091	—
Futures Contracts—Assets[1]	136	—	—
Total	10,673,096	1,091	17

1 Represents variation margin on the last day of the reporting period.

D.  As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,416,828
Gross Unrealized Appreciation	6,287,879
Gross Unrealized Depreciation	(30,134)
Net Unrealized Appreciation (Depreciation)	6,257,745

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $89,236,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended June 30, 2019, the fund purchased $411,311,000 of investment securities and sold $273,611,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $20,140,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Tax-Managed Capital Appreciation Fund

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	373,323	2,593	940,792	6,818
Issued in Lieu of Cash Distributions	52,494	355	101,524	729
Redeemed	(275,957)	(1,932)	(679,618)	(4,878)
Net Increase (Decrease)—Admiral Shares	149,860	1,016	362,698	2,669
Institutional Shares
Issued	15,123	207	38,283	549
Issued in Lieu of Cash Distributions	4,203	57	9,957	143
Redeemed	(12,549)	(177)	(36,365)	(509)
Net Increase (Decrease)—Institutional Shares	6,777	87	11,875	183

G. Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Sector Diversification

As of June 30, 2019

Communication Services	1.8%
Consumer Discretionary	14.3
Consumer Staples	3.4
Energy	3.5
Financials	17.3
Health Care	11.7
Industrials	19.3
Information Technology	14.5
Materials	4.2
Other	0.0
Real Estate	7.8
Utilities	2.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Tax-Managed Small-Cap Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (100.1%)
Communication Services (1.8%)
*	Vonage Holdings Corp.	1,953,718	22,136
	Cogent Communications Holdings Inc.	371,258	22,038
*	Iridium Communications Inc.	896,677	20,857
	Gannett Co. Inc.	1,151,125	9,393
	EW Scripps Co. Class A	531,580	8,128
	Scholastic Corp.	242,106	8,048
	Marcus Corp.	191,105	6,299
	ATN International Inc.	105,581	6,095
*	QuinStreet Inc.	370,479	5,872
	Spok Holdings Inc.	320,163	4,815
*	TechTarget Inc.	224,981	4,781
*	Care.com Inc.	143,007	1,570
*	Cincinnati Bell Inc.	80,244	397
*	Frontier Communications Corp.	90	—
			120,429
Consumer Discretionary (14.3%)
	Strategic Education Inc.	190,565	33,921
*	Fox Factory Holding Corp.	345,952	28,545
*	TopBuild Corp.	306,540	25,369
	Wingstop Inc.	259,357	24,574
	Monro Inc.	285,696	24,370
*	RH	210,190	24,298
	Lithia Motors Inc. Class A	195,803	23,257
	Steven Madden Ltd.	680,151	23,091
*	iRobot Corp.	246,442	22,584
*	Dorman Products Inc.	255,985	22,307
	Wolverine World Wide Inc.	801,373	22,070
	LCI Industries	231,355	20,822
*	Meritage Homes Corp.	352,118	18,078
*	Shake Shack Inc. Class A	234,343	16,920
	Core-Mark Holding Co. Inc.	399,972	15,887
	MDC Holdings Inc.	480,732	15,758
*	Shutterfly Inc.	310,914	15,717
	Bloomin’ Brands Inc.	815,246	15,416
	Dine Brands Global Inc.	155,358	14,832
	Callaway Golf Co.	858,774	14,737
*	American Axle & Manufacturing Holdings Inc.	1,128,586	14,401
	Children’s Place Inc.	150,068	14,313
*	Sleep Number Corp.	350,382	14,152
	Cooper Tire & Rubber Co.	447,686	14,125
*	Asbury Automotive Group Inc.	166,953	14,081
	Dave & Buster’s Entertainment Inc.	337,189	13,646
	Group 1 Automotive Inc.	164,542	13,474
*	Gentherm Inc.	313,638	13,119
	La-Z-Boy Inc.	427,059	13,094
*	Rent-A-Center Inc.	481,203	12,814
*	LGI Homes Inc.	177,830	12,702
*	G-III Apparel Group Ltd.	415,645	12,228
	Designer Brands Inc. Class A	613,509	11,761
*	Crocs Inc.	594,705	11,745
*	Career Education Corp.	608,947	11,613
	Oxford Industries Inc.	151,644	11,495
*	Cavco Industries Inc.	69,924	11,016
	Office Depot Inc.	5,330,131	10,980
*	Installed Building Products Inc.	182,995	10,837
	Big Lots Inc.	372,575	10,659
	Abercrombie & Fitch Co.	659,410	10,577
	Winnebago Industries Inc.	271,122	10,479
*	M/I Homes Inc.	336,134	9,593
*	Garrett Motion Inc.	612,537	9,402
*	Boot Barn Holdings Inc.	257,214	9,167
	Sturm Ruger & Co. Inc.	167,465	9,123
	Standard Motor Products Inc.	186,629	8,462
	BJ’s Restaurants Inc.	191,089	8,396
	Guess? Inc.	519,833	8,395
	Caleres Inc.	419,734	8,361
*	Genesco Inc.	174,684	7,387
*	Kontoor Brands Inc.	251,800	7,055

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Shutterstock Inc.	178,473	6,994
	Ethan Allen Interiors Inc.	295,395	6,221
*	Universal Electronics Inc.	147,946	6,069
*	Century Communities Inc.	228,054	6,062
*	Cooper-Standard Holdings Inc.	132,101	6,053
	Ruth’s Hospitality Group Inc.	253,439	5,756
*	Zumiez Inc.	211,817	5,528
	Sonic Automotive Inc. Class A	236,560	5,524
*	William Lyon Homes Class A	302,603	5,516
*	Fossil Group Inc.	477,153	5,487
*	Regis Corp.	327,534	5,437
	Buckle Inc.	301,673	5,222
*	JC Penney Co. Inc.	4,572,100	5,212
*	Stamps.com Inc.	111,793	5,061
*	Motorcar Parts of America Inc.	225,906	4,837
*	Conn’s Inc.	270,573	4,822
*	Monarch Casino & Resort Inc.	112,203	4,796
*	Red Robin Gourmet Burgers Inc.	151,515	4,632
*	American Public Education Inc.	153,132	4,530
	Movado Group Inc.	167,678	4,527
	Barnes & Noble Inc.	648,021	4,335
*	MarineMax Inc.	249,911	4,109
	PetMed Express Inc.	257,248	4,031
*	Lumber Liquidators Holdings Inc.	338,638	3,911
	Haverty Furniture Cos. Inc.	221,187	3,767
*	Chuy’s Holdings Inc.	163,574	3,749
*	Hibbett Sports Inc.	180,963	3,294
	Cato Corp. Class A	259,119	3,192
	Shoe Carnival Inc.	114,641	3,164
*	Fiesta Restaurant Group Inc.	240,163	3,156
	Chico’s FAS Inc.	896,874	3,022
*	Vera Bradley Inc.	249,382	2,993
*	El Pollo Loco Holdings Inc.	219,568	2,341
*	Vista Outdoor Inc.	253,733	2,253
*	Liquidity Services Inc.	297,696	1,813
*	Express Inc.	554,000	1,512
*	Vitamin Shoppe Inc.	364,564	1,436
	Superior Industries International Inc.	315,227	1,091
*	Ascena Retail Group Inc.	1,034,600	631
*	Nautilus Inc.	243,850	539
*	Kirkland’s Inc.	168,220	380
*	Unifi Inc.	6,700	122
*	Barnes & Noble Education Inc.	32,488	109
	Tile Shop Holdings Inc.	11,147	45
	Tailored Brands Inc.	12	—
			944,486
Consumer Staples (3.4%)
*	Darling Ingredients Inc.	1,417,416	28,193
	J&J Snack Foods Corp.	124,181	19,987
	WD-40 Co.	117,394	18,670
*	Avon Products Inc.	3,986,183	15,466
	Calavo Growers Inc.	143,083	13,842
	Medifast Inc.	104,163	13,364
	B&G Foods Inc.	616,256	12,818
	Universal Corp.	206,885	12,572
	Coca-Cola Consolidated Inc.	39,777	11,903
	Cal-Maine Foods Inc.	249,734	10,419
	Inter Parfums Inc.	141,307	9,396
*	Chefs’ Warehouse Inc.	229,574	8,051
	MGP Ingredients Inc.	112,486	7,459
*	United Natural Foods Inc.	800,569	7,181
	John B Sanfilippo & Son Inc.	86,359	6,882
	Andersons Inc.	249,484	6,796
*	Central Garden & Pet Co. Class A	270,425	6,663
*	Central Garden & Pet Co.	122,530	3,302
	SpartanNash Co.	281,570	3,286
*	Seneca Foods Corp. Class A	101,799	2,833
*	USANA Health Sciences Inc.	33,700	2,677
	Dean Foods Co.	1,124,281	1,045
			222,805
Energy (3.6%)
*	Dril-Quip Inc.	388,452	18,646
*	PDC Energy Inc.	445,720	16,073
	Nabors Industries Ltd.	5,295,290	15,356
*	ProPetro Holding Corp.	729,788	15,107
	Archrock Inc.	1,380,571	14,634
*	Helix Energy Solutions Group Inc.	1,514,808	13,073
	US Silica Holdings Inc.	1,002,728	12,825
*	Diamond Offshore Drilling Inc.	1,343,427	11,916
*	Whiting Petroleum Corp.	571,173	10,669
*	Oil States International Inc.	457,310	8,369
*	Laredo Petroleum Inc.	2,791,642	8,096
	DMC Global Inc.	125,919	7,977
*	SEACOR Holdings Inc.	151,254	7,186
*	Newpark Resources Inc.	954,260	7,081
*	SRC Energy Inc.	1,254,226	6,221

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Par Pacific Holdings Inc.	281,026	5,767
*	Matrix Service Co.	269,903	5,468
*	CONSOL Energy Inc.	200,743	5,342
*	REX American Resources Corp.	64,261	4,685
*	Renewable Energy Group Inc.	252,780	4,009
*	Bonanza Creek Energy Inc.	169,249	3,534
*	Carrizo Oil & Gas Inc.	342,143	3,428
*	Exterran Corp.	234,105	3,329
*	Unit Corp.	362,243	3,220
*	Superior Energy Services Inc.	2,392,328	3,110
*	KLX Energy Services Holdings Inc.	148,058	3,025
*	Geospace Technologies Corp.	169,587	2,562
*	Era Group Inc.	298,149	2,486
*	Gulfport Energy Corp.	421,712	2,070
*	C&J Energy Services Inc.	175,418	2,066
*	TETRA Technologies Inc.	1,169,842	1,907
*	Penn Virginia Corp.	50,195	1,540
*	Gulf Island Fabrication Inc.	. 185,242	1,315
*	HighPoint Resources Corp.	584,214	1,063
*	Ring Energy Inc.	278,984	907
*	Noble Corp. plc	357,019	668
*	CARBO Ceramics Inc.	19,400	26
	Green Plains Inc.	67	1
*	Denbury Resources Inc.	72	—
			234,757
Financials (17.3%)
	FirstCash Inc.	382,719	38,280
	Selective Insurance Group Inc.	468,292	35,070
	Glacier Bancorp Inc.	690,011	27,980
	Community Bank System Inc.	407,526	26,831
	RLI Corp.	299,651	25,683
	Columbia Banking System Inc.	604,848	21,883
	American Equity Investment Life Holding Co.	781,241	21,218
	Old National Bancorp	1,277,856	21,200
	First BanCorp	1,890,202	20,868
	First Financial Bancorp	852,710	20,653
	United Community Banks Inc.	680,759	19,442
	First Midwest Bancorp Inc.	935,923	19,158
	Simmons First National Corp. Class A	808,876	18,814
	Independent Bank Corp.	243,936	18,576
	Great Western Bancorp Inc.	519,310	18,550
	ProAssurance Corp.	481,705	17,394
*	NMI Holdings Inc. Class A	592,937	16,833
	LegacyTexas Financial Group Inc.	406,548	16,551
	CVB Financial Corp.	786,728	16,545
	Hope Bancorp Inc.	1,149,592	15,841
	NBT Bancorp Inc.	415,372	15,581
	Apollo Commercial Real Estate Finance Inc.	831,655	15,294
	Westamerica Bancorporation	242,724	14,954
	Northwest Bancshares Inc.	838,034	14,758
	Ameris Bancorp	374,793	14,688
	Banner Corp.	268,410	14,534
	ServisFirst Bancshares Inc.	423,017	14,493
	Eagle Bancorp Inc.	267,665	14,489
*	eHealth Inc.	165,560	14,255
	Horace Mann Educators Corp.	338,448	13,636
	Veritex Holdings Inc.	522,407	13,556
	Walker & Dunlop Inc.	252,494	13,435
*	Axos Financial Inc.	480,951	13,106
	Provident Financial Services Inc.	536,511	13,010
	First Commonwealth Financial Corp.	959,645	12,926
	Invesco Mortgage Capital Inc.	784,562	12,647
	S&T Bancorp Inc.	337,207	12,639
*	Blucora Inc.	412,997	12,543
	Safety Insurance Group Inc.	131,827	12,541
*	Seacoast Banking Corp. of Florida	484,129	12,316
	Berkshire Hills Bancorp Inc.	390,305	12,252
	City Holding Co.	159,832	12,189
	James River Group Holdings Ltd.	256,452	12,028
	Brookline Bancorp Inc.	770,108	11,844
	Pacific Premier Bancorp Inc.	381,473	11,780
	OFG Bancorp	489,877	11,644
	Waddell & Reed Financial Inc. Class A	690,445	11,510
	AMERISAFE Inc.	179,451	11,444
*	PRA Group Inc.	404,384	11,379
	Employers Holdings Inc.	268,842	11,364

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Central Pacific Financial Corp.	375,347	11,245
	Southside Bancshares Inc.	330,230	10,693
	Oritani Financial Corp.	581,767	10,321
	National Bank Holdings Corp. Class A	281,487	10,218
	Boston Private Financial Holdings Inc.	844,675	10,195
	Northfield Bancorp Inc.	637,445	9,951
	Tompkins Financial Corp.	120,787	9,856
*	World Acceptance Corp.	59,658	9,790
	Heritage Financial Corp.	318,465	9,407
	Hanmi Financial Corp.	414,041	9,221
	United Fire Group Inc.	187,385	9,081
	Piper Jaffray Cos.	119,102	8,846
	Fidelity Southern Corp.	280,210	8,678
	TrustCo Bank Corp. NY	1,060,191	8,397
	Preferred Bank	174,610	8,250
	Stewart Information Services Corp.	202,089	8,183
*	Encore Capital Group Inc.	241,309	8,173
*	HomeStreet Inc.	275,193	8,157
	Universal Insurance Holdings Inc.	278,372	7,767
	Meta Financial Group Inc.	275,932	7,740
*	Triumph Bancorp Inc.	259,564	7,540
	Flagstar Bancorp Inc.	224,500	7,440
	Banc of California Inc.	528,431	7,382
	PennyMac Mortgage Investment Trust	334,674	7,306
	Redwood Trust Inc.	430,100	7,110
	Virtus Investment Partners Inc.	66,090	7,098
*	Enova International Inc.	299,961	6,914
	Dime Community Bancshares Inc.	362,897	6,891
*	Customers Bancorp Inc.	316,232	6,641
	Opus Bank	297,921	6,289
*	Third Point Reinsurance Ltd.	607,000	6,264
	WisdomTree Investments Inc.	1,007,445	6,216
	Capstead Mortgage Corp.	724,885	6,053
	New York Mortgage Trust Inc.	826,200	5,122
*	INTL. FCStone Inc.	125,603	4,973
	ARMOUR Residential REIT Inc.	261,362	4,872
*	EZCORP Inc. Class A	510,395	4,833
	Franklin Financial Network Inc.	167,525	4,667
	Granite Point Mortgage Trust Inc.	227,700	4,370
	HCI Group Inc.	81,206	3,286
	Greenhill & Co. Inc.	225,231	3,061
	United Insurance Holdings Corp.	206,562	2,946
*	Donnelley Financial Solutions Inc.	192,095	2,563
*	Ambac Financial Group Inc.	76,142	1,283
			1,145,494
Health Care (11.8%)
*	Omnicell Inc.	366,970	31,570
*	Repligen Corp.	361,964	31,111
*	LHC Group Inc.	257,697	30,815
*	Merit Medical Systems Inc.	474,918	28,286
*	Neogen Corp.	452,682	28,116
	Ensign Group Inc.	442,960	25,213
*	HMS Holdings Corp.	773,774	25,063
*	Medicines Co.	644,793	23,516
*	AMN Healthcare Services Inc.	425,770	23,098
*	Arrowhead Pharmaceuticals Inc.	850,698	22,544
*	Integer Holdings Corp.	258,009	21,652
*	Emergent BioSolutions Inc.	403,488	19,493
	CONMED Corp.	214,841	18,384
*	NeoGenomics Inc.	816,212	17,908
*	Magellan Health Inc.	222,704	16,531
*	Supernus Pharmaceuticals Inc.	489,241	16,189
*	REGENXBIO Inc.	313,042	16,081
*	Select Medical Holdings Corp.	988,032	15,680
*	BioTelemetry Inc.	324,677	15,633
*	Medpace Holdings Inc.	230,335	15,069
	US Physical Therapy Inc.	117,200	14,365
*	Myriad Genetics Inc.	510,814	14,190
*	Cambrex Corp.	289,151	13,535
*	Cardiovascular Systems Inc.	308,516	13,245
*	Enanta Pharmaceuticals Inc.	146,090	12,327
*	Momenta Pharmaceuticals Inc.	946,766	11,787
*	Corcept Therapeutics Inc.	993,233	11,075
*	Lantheus Holdings Inc.	367,563	10,402
*	Varex Imaging Corp.	334,159	10,242
*	CryoLife Inc.	302,217	9,045
*	Orthofix Medical Inc.	169,412	8,959
*	Innoviva Inc.	614,093	8,941
*	Tactile Systems Technology Inc.	155,819	8,869

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Spectrum Pharmaceuticals Inc.	1,015,899	8,747
*	NextGen Healthcare Inc.	434,006	8,637
*	CorVel Corp.	94,960	8,262
*	Tivity Health Inc.	472,207	7,763
*	Natus Medical Inc.	295,120	7,582
*	Amphastar Pharmaceuticals Inc.	355,905	7,513
*	Addus HomeCare Corp.	99,435	7,453
	Luminex Corp.	353,486	7,296
*	ANI Pharmaceuticals Inc.	88,074	7,240
*	HealthStream Inc.	270,009	6,982
*	AngioDynamics Inc.	340,384	6,702
*	Eagle Pharmaceuticals Inc.	115,383	6,425
*	Cytokinetics Inc.	569,015	6,401
*	Providence Service Corp.	109,851	6,299
*	Anika Therapeutics Inc.	145,115	5,895
	Phibro Animal Health Corp. Class A	175,517	5,576
*	Surmodics Inc.	128,277	5,538
*	Heska Corp.	64,354	5,481
*	Progenics Pharmaceuticals Inc.	879,653	5,427
*	Akorn Inc.	1,044,043	5,377
*	Tabula Rasa HealthCare Inc.	98,882	4,937
	Meridian Bioscience Inc.	406,089	4,824
	LeMaitre Vascular Inc.	154,182	4,314
	Computer Programs & Systems Inc.	151,859	4,220
	Mesa Laboratories Inc.	16,265	3,974
*	Lannett Co. Inc.	563,084	3,412
*	Diplomat Pharmacy Inc.	557,188	3,393
*	Cross Country Healthcare Inc.	358,675	3,364
*	Vanda Pharmaceuticals Inc.	232,626	3,278
*	Community Health Systems Inc.	1,225,197	3,271
*	Cutera Inc.	149,325	3,103
*	Assertio Therapeutics Inc.	699,650	2,414
*	Endo International plc	552,082	2,275
	Owens & Minor Inc.	646,294	2,068
*	AMAG Pharmaceuticals Inc.	168,111	1,679
	Invacare Corp.	200,115	1,039
			777,095
Industrials (19.3%)
	Tetra Tech Inc.	492,991	38,724
	John Bean Technologies Corp.	273,696	33,153
*	Mercury Systems Inc.	435,688	30,651
*	Aerojet Rocketdyne Holdings Inc.	638,445	28,583
	SkyWest Inc.	467,783	28,380
*	Proto Labs Inc.	243,234	28,220
*	FTI Consulting Inc.	324,366	27,195
	Moog Inc. Class A	286,685	26,837
	UniFirst Corp.	135,874	25,622
	Exponent Inc.	429,494	25,143
	ABM Industries Inc.	598,845	23,954
	Simpson Manufacturing Co. Inc.	349,578	23,233
*	Chart Industries Inc.	294,010	22,603
	Barnes Group Inc.	395,984	22,310
	Watts Water Technologies Inc. Class A	229,878	21,420
	Brady Corp. Class A	428,849	21,151
	Universal Forest Products Inc.	554,461	21,103
	Applied Industrial Technologies Inc.	338,332	20,818
	Albany International Corp. Class A	248,771	20,626
	Hillenbrand Inc.	517,306	20,470
*	Harsco Corp.	732,557	20,101
	Korn Ferry	501,000	20,075
	ESCO Technologies Inc.	221,969	18,339
	AAON Inc.	354,963	17,812
*	WageWorks Inc.	331,463	16,835
	Cubic Corp.	257,325	16,592
*	SPX FLOW Inc.	395,516	16,556
	Allegiant Travel Co. Class A	115,320	16,548
	Comfort Systems USA Inc.	316,247	16,125
	Arcosa Inc.	425,842	16,024
	Franklin Electric Co. Inc.	330,847	15,715
	Kaman Corp.	237,716	15,140
	Mueller Industries Inc.	515,684	15,094
*	Saia Inc.	233,137	15,077
	Forward Air Corp.	249,598	14,764
*	Axon Enterprise Inc.	223,016	14,320
	Matson Inc.	364,475	14,160
	Federal Signal Corp.	520,014	13,910
	Actuant Corp. Class A	548,083	13,598
	Mobile Mini Inc.	423,068	12,874
*	American Woodmark Corp.	149,737	12,671
*	Hub Group Inc. Class A	301,715	12,666
	EnPro Industries Inc.	198,029	12,642
	Viad Corp.	190,379	12,611
*	SPX Corp.	362,851	11,981
	US Ecology Inc.	200,946	11,964
*	Atlas Air Worldwide Holdings Inc.	267,579	11,945
*	Gibraltar Industries Inc.	295,079	11,909
	Hawaiian Holdings Inc.	434,027	11,905

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Apogee Enterprises Inc.	272,695	11,846
	Raven Industries Inc.	325,660	11,685
*	Patrick Industries Inc.	231,252	11,375
*	Aerovironment Inc.	199,084	11,302
	AAR Corp.	306,914	11,291
	Triumph Group Inc.	481,599	11,029
*	CIRCOR International Inc.	235,412	10,829
	Encore Wire Corp.	181,296	10,620
	Matthews International Corp. Class A	303,369	10,572
	AZZ Inc.	226,845	10,439
	Tennant Co.	165,264	10,114
	Greenbrier Cos. Inc.	315,166	9,581
	Interface Inc. Class A	599,940	9,197
	Wabash National Corp.	558,537	9,087
	Navigant Consulting Inc.	386,626	8,966
	Standex International Corp.	119,391	8,732
*	PGT Innovations Inc.	519,069	8,679
	Alamo Group Inc.	86,027	8,597
*	TrueBlue Inc.	372,717	8,222
	Lindsay Corp.	96,896	7,966
	Astec Industries Inc.	242,003	7,880
	Heartland Express Inc.	420,330	7,595
	Quanex Building Products Corp.	392,546	7,415
	Kelly Services Inc. Class A	279,173	7,312
	ArcBest Corp.	248,982	6,999
	Multi-Color Corp.	138,812	6,936
	Marten Transport Ltd.	364,837	6,622
*	MYR Group Inc.	177,019	6,612
*	Aegion Corp. Class A	332,228	6,113
*	GMS Inc.	274,805	6,046
*	DXP Enterprises Inc.	157,463	5,966
	Resources Connection Inc.	350,247	5,607
	Griffon Corp.	331,333	5,606
*	Echo Global Logistics Inc.	263,225	5,494
	Heidrick & Struggles International Inc.	177,775	5,328
	Forrester Research Inc.	112,916	5,310
	National Presto Industries Inc.	52,093	4,860
*	Team Inc.	306,697	4,699
*	Vicor Corp.	145,333	4,513
	Insteel Industries Inc.	200,312	4,171
	Powell Industries Inc.	102,608	3,899
	Titan International Inc.	583,727	2,854
	Briggs & Stratton Corp.	271,657	2,782
	Pitney Bowes Inc.	621,384	2,660
*	Lydall Inc.	130,524	2,637
	RR Donnelley & Sons Co.	734,442	1,447
*	Veritiv Corp.	24,616	478
			1,278,119
Information Technology (14.5%)
*	Rogers Corp.	165,650	28,588
	Cabot Microelectronics Corp.	245,669	27,043
*	Viavi Solutions Inc.	1,937,997	25,756
*	Qualys Inc.	293,896	25,592
	Brooks Automation Inc.	647,231	25,080
*	SolarEdge Technologies Inc.	393,738	24,593
*	Finisar Corp.	1,022,300	23,380
	Power Integrations Inc.	264,607	21,216
*	8x8 Inc.	844,858	20,361
*	II-VI Inc.	551,795	20,174
*	ExlService Holdings Inc.	276,984	18,317
*	Itron Inc.	291,874	18,263
*	Insight Enterprises Inc.	305,345	17,771
*	Sanmina Corp.	584,495	17,699
*	OSI Systems Inc.	153,442	17,282
*	Advanced Energy Industries Inc.	305,403	17,185
	Progress Software Corp.	387,185	16,889
	EVERTEC Inc.	504,367	16,493
*	Alarm.com Holdings Inc.	307,213	16,436
*	Fabrinet	327,799	16,282
*	SPS Commerce Inc.	157,443	16,092
*	Plexus Corp.	262,163	15,302
	Badger Meter Inc.	253,052	15,105
*	Knowles Corp.	808,041	14,795
*	LivePerson Inc.	526,131	14,753
*	Anixter International Inc.	246,474	14,717
*	Bottomline Technologies DE Inc.	326,699	14,453
	ManTech International Corp. Class A	218,132	14,364
	Kulicke & Soffa Industries Inc.	636,951	14,363
	CSG Systems International Inc.	281,528	13,747
*	MaxLinear Inc.	577,896	13,546
*	Diodes Inc.	359,507	13,075
*	Rambus Inc.	1,056,297	12,718
*	Cray Inc.	359,201	12,507
*	Electronics For Imaging Inc.	315,697	11,652
*	FormFactor Inc.	709,516	11,118
*	MicroStrategy Inc. Class A	75,739	10,854
	KEMET Corp.	576,556	10,845
*	Cardtronics plc Class A	392,998	10,737
*	Virtusa Corp.	233,825	10,389
*	Perficient Inc.	292,323	10,033
	Methode Electronics Inc.	346,996	9,914
	Ebix Inc.	197,187	9,903

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Benchmark Electronics Inc.	393,123	9,875
	MTS Systems Corp.	165,591	9,692
	NIC Inc.	591,578	9,489
*	Rudolph Technologies Inc.	334,012	9,229
*	Sykes Enterprises Inc.	334,954	9,198
*	TTM Technologies Inc.	900,181	9,182
	Xperi Corp.	423,904	8,728
	CTS Corp.	303,272	8,364
*	FARO Technologies Inc.	157,515	8,282
*	Nanometrics Inc.	232,537	8,071
*	ePlus Inc.	115,386	7,955
*	ScanSource Inc.	234,336	7,630
*	Diebold Nixdorf Inc.	828,583	7,590
*	NETGEAR Inc.	290,669	7,351
*	Extreme Networks Inc.	1,131,820	7,323
	ADTRAN Inc.	466,562	7,115
	Comtech Telecommunications Corp.	241,930	6,801
	Monotype Imaging Holdings Inc.	385,291	6,488
*	Ultra Clean Holdings Inc.	462,226	6,434
*	Photronics Inc.	779,609	6,393
	Cohu Inc.	414,023	6,388
*	Ichor Holdings Ltd.	260,656	6,162
*	CEVA Inc.	237,317	5,779
	TTEC Holdings Inc.	120,012	5,591
*	Axcelis Technologies Inc.	360,032	5,418
*	Control4 Corp.	216,961	5,153
*	Digi International Inc.	384,990	4,882
*	Unisys Corp.	459,858	4,470
*	Harmonic Inc.	803,284	4,458
	Park Electrochemical Corp.	265,915	4,438
*	Agilysys Inc.	203,650	4,372
*	PDF Solutions Inc.	324,500	4,257
*	DSP Group Inc.	296,065	4,251
*	Veeco Instruments Inc.	344,000	4,204
*	OneSpan Inc.	296,186	4,197
*	3D Systems Corp.	449,847	4,094
	Daktronics Inc.	500,799	3,090
*	SMART Global Holdings Inc.	127,847	2,939
	Bel Fuse Inc. Class B	143,477	2,464
*	CalAmp Corp.	185,237	2,164
*	Arlo Technologies Inc.	351,551	1,410
*	Kopin Corp.	238,424	260
*	Applied Optoelectronics Inc.	25	—
			961,013
Materials (4.2%)
	Balchem Corp.	264,040	26,396
	Quaker Chemical Corp.	110,600	22,439
	HB Fuller Co.	432,308	20,059
	Innospec Inc.	208,490	19,023
	Stepan Co.	168,861	15,520
	Kaiser Aluminum Corp.	143,350	13,992
	Materion Corp.	178,538	12,107
*	Ferro Corp.	752,500	11,890
	Boise Cascade Co.	396,782	11,154
	Neenah Inc.	161,080	10,881
*	AK Steel Holding Corp.	4,301,890	10,195
*	Kraton Corp.	315,853	9,814
	Schweitzer-Mauduit International Inc.	268,329	8,903
*	US Concrete Inc.	162,005	8,050
*	AdvanSix Inc.	281,237	6,871
	Mercer International Inc.	443,198	6,856
*	Koppers Holdings Inc.	212,413	6,236
*	SunCoke Energy Inc.	666,185	5,916
	Hawkins Inc.	127,612	5,540
*	Century Aluminum Co.	781,877	5,403
	Myers Industries Inc.	276,140	5,321
	Innophos Holdings Inc.	174,927	5,092
	Tredegar Corp.	270,145	4,490
	Haynes International Inc.	136,694	4,348
	American Vanguard Corp.	266,729	4,110
	FutureFuel Corp.	333,304	3,896
	PH Glatfelter Co.	224,768	3,794
*	TimkenSteel Corp.	279,550	2,273
	Olympic Steel Inc.	158,450	2,163
*	Clearwater Paper Corp.	90,658	1,676
	Rayonier Advanced Materials Inc.	217,463	1,411
*	LSB Industries Inc.	203,062	792
*,§	A Schulman Inc. CVR	252,331	109
*	Livent Corp.	68	—
			276,720
Other (4.1%)
1	Vanguard Real Estate ETF	3,100,000	270,940

Real Estate (3.7%)
	HFF Inc. Class A	355,141	16,152
	Xenia Hotels & Resorts Inc.	569,940	11,883
	DiamondRock Hospitality Co.	1,116,993	11,550
	Agree Realty Corp.	167,290	10,715
	Acadia Realty Trust	363,140	9,939
	Kite Realty Group Trust	655,365	9,916

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Washington REIT	355,978	9,515
	CareTrust REIT Inc.	395,482	9,405
	Lexington Realty Trust	931,296	8,763
	Retail Opportunity Investments Corp.	507,501	8,693
	Four Corners Property Trust Inc.	304,248	8,315
	LTC Properties Inc.	176,752	8,070
	American Assets Trust Inc.	168,563	7,943
	Chesapeake Lodging Trust	270,583	7,690
	Global Net Lease Inc.	373,200	7,322
	National Storage Affiliates Trust	252,452	7,306
	Realogy Holdings Corp.	887,414	6,425
	Office Properties Income Trust	214,000	5,622
	Innovative Industrial Properties Inc.	43,500	5,375
	Summit Hotel Properties Inc.	466,568	5,351
	Easterly Government Properties Inc.	271,100	4,910
	Universal Health Realty Income Trust	56,347	4,786
	RE/MAX Holdings Inc. Class A	153,178	4,712
	Getty Realty Corp.	151,057	4,646
	Independence Realty Trust Inc.	397,352	4,597
	RPT Realty	356,835	4,321
*	Marcus & Millichap Inc.	135,690	4,186
	Chatham Lodging Trust	207,291	3,912
	iStar Inc.	303,400	3,768
	Armada Hoffler Properties Inc.	220,535	3,650
	NorthStar Realty Europe Corp.	221,700	3,642
	Franklin Street Properties Corp.	477,200	3,522
	Washington Prime Group Inc.	828,000	3,163
	Community Healthcare Trust Inc.	79,200	3,121
	Saul Centers Inc.	51,534	2,893
	Urstadt Biddle Properties Inc. Class A	133,120	2,795
	Hersha Hospitality Trust Class A	160,499	2,655
	Whitestone REIT	177,056	2,247
	Pennsylvania REIT	287,944	1,872
	Cedar Realty Trust Inc.	383,466	1,016
	CBL & Associates Properties Inc.	771,900	803
			247,167
Utilities (2.1%)
	South Jersey Industries Inc.	829,902	27,993
	Avista Corp.	587,977	26,224
	El Paso Electric Co.	380,060	24,856
	American States Water Co.	313,012	23,551
	California Water Service Group	416,975	21,111
	Northwest Natural Holding Co.	257,814	17,918
			141,653
Total Common Stocks (Cost $4,705,263)			6,620,678
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
2	Vanguard Market Liquidity Fund, 2.499%	70,875	7,089

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill, 2.135%, 11/14/19	700	695
Total Temporary Cash Investments (Cost $7,783)			7,784
Total Investments (100.2%) (Cost $4,713,046)			6,628,462
Other Assets and Liabilities (-0.2%)
Other Assets			313,334
Liabilities			(323,328)
			(9,994)
Net Assets (100%)			6,618,468

Tax-Managed Small-Cap Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	6,350,433
Affiliated Issuers	278,029
Total Investments in Securities	6,628,462
Investment in Vanguard	311
Receivables for Investment Securities Sold	304,139
Receivable for Accrued Income	6,425
Receivables for Capital Shares Issued	2,033
Variation Margin Receivable—Futures Contracts	426
Total Assets	6,941,796
Liabilities
Payables for Investment Securities Purchased	319,797
Payables for Capital Shares Redeemed	1,898
Payables to Vanguard	1,493
Other Liabilities	140
Total Liabilities	323,328
Net Assets	6,618,468

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	5,158,529
Total Distributable Earnings (Loss)	1,459,939
Net Assets	6,618,468

Admiral Shares—Net Assets
Applicable to 96,291,721 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,081,905
Net Asset Value Per Share—Admiral Shares	$63.16

Institutional Shares—Net Assets
Applicable to 8,475,732 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	536,563
Net Asset Value Per Share—Institutional Shares	$63.31

•   See Note A in Notes to Financial Statements.

*     Non-income-producing security.

§   Security value determined using significant unobservable inputs.

1   Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Securities with a value of $695,000 have been segregated as initial margin for recently closed futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	40,491
Dividends—Affiliated Issuers	—
Interest—Unaffiliated Issuers	17
Interest—Affiliated Issuers	216
Total Income	40,724
Expenses
The Vanguard Group—Note B
Investment Advisory Services	798
Management and Administrative—Admiral Shares	1,736
Management and Administrative—Institutional Shares	82
Marketing and Distribution—Admiral Shares	131
Marketing and Distribution—Institutional Shares	6
Custodian Fees	11
Shareholders’ Reports—Admiral Shares	55
Shareholders’ Reports—Institutional Shares	3
Trustees’ Fees and Expenses	2
Total Expenses	2,824
Net Investment Income	37,900
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[1]	(69,356)
Investment Securities Sold—Affiliated Issuers	26,552
Futures Contracts	2,120
Realized Net Gain (Loss)	(40,684)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	793,612
Investment Securities—Affiliated Issuers	16,757
Futures Contracts	(15)
Change in Unrealized Appreciation (Depreciation)	810,354
Net Increase (Decrease) in Net Assets Resulting from Operations	807,570

1   Includes $145,222,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,900	73,612
Realized Net Gain (Loss)	(40,684)	428,399
Change in Unrealized Appreciation (Depreciation)	810,354	(1,081,295)
Net Increase (Decrease) in Net Assets Resulting from Operations	807,570	(579,284)
Distributions
Net Investment Income
Admiral Shares	(28,891)	(65,529)
Institutional Shares	(2,626)	(6,002)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(31,517)	(71,531)
Capital Share Transactions
Admiral Shares	65,831	475,282
Institutional Shares	40	32,704
Net Increase (Decrease) from Capital Share Transactions	65,871	507,986
Total Increase (Decrease)	841,924	(142,829)
Net Assets
Beginning of Period	5,776,544	5,919,373
End of Period	6,618,468	5,776,544

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$55.70	$61.63	$55.16	$44.37	$45.78	$43.53
Investment Operations
Net Investment Income	.361[1]	.737[1]	.666[1]	.558	.556	.463
Net Realized and Unrealized Gain (Loss) on Investments	7.399	(5.965)	6.486	10.788	(1.406)	2.242
Total from Investment Operations	7.760	(5.228)	7.152	11.346	(.850)	2.705
Distributions
Dividends from Net Investment Income	(.300)	(.702)	(.664)	(.556)	(.560)	(.455)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	(.018)	—	—	—
Total Distributions	(.300)	(.702)	(.682)	(.556)	(.560)	(.455)
Net Asset Value, End of Period	$63.16	$55.70	$61.63	$55.16	$44.37	$45.78

Total Return[2]	13.95%	-8.62%	13.05%	25.73%	-1.85%	6.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,082	$5,304	$5,428	$4,671	$3,419	$3,382
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.20%	1.13%	1.17%	1.19%	1.21%	1.06%
Portfolio Turnover Rate[3]	53%	29%	37%	45%	33%	40%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$55.83	$61.77	$55.29	$44.47	$45.88	$43.63
Investment Operations
Net Investment Income	.371[1]	.755[1]	.693[1]	.572	.576	.481
Net Realized and Unrealized Gain (Loss)
on Investments	7.418	(5.972)	6.488	10.818	(1.406)	2.242
Total from Investment Operations	7.789	(5.217)	7.181	11.390	(.830)	2.723
Distributions
Dividends from Net Investment Income	(.309)	(.723)	(.683)	(.570)	(.580)	(.473)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	(.018)	—	—	—
Total Distributions	(.309)	(.723)	(.701)	(.570)	(.580)	(.473)
Net Asset Value, End of Period	$63.31	$55.83	$61.77	$55.29	$44.47	$45.88

Total Return	13.97%	-8.59%	13.08%	25.78%	-1.80%	6.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$537	$473	$492	$379	$276	$236
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.23%	1.16%	1.20%	1.22%	1.25%	1.10%
Portfolio Turnover Rate[2]	53%	29%	37%	45%	33%	40%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at June 30, 2019.

Tax-Managed Small-Cap Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Tax-Managed Small-Cap Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $311,000, representing 0.00% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,620,569	—	109
Temporary Cash Investments	7,089	695	—
Futures Contracts—Assets[1]	426	—	—
Total	6,628,084	695	109

1   Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,713,046
Gross Unrealized Appreciation	2,156,706
Gross Unrealized Depreciation	(241,290)
Net Unrealized Appreciation (Depreciation)	1,915,416

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $275,749,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Tax-Managed Small-Cap Fund

E.   During the six months ended June 30, 2019, the fund purchased $2,042,132,000 of investment securities and sold $1,956,201,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $259,439,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	653,854	10,492	2,059,002	31,843
Issued in Lieu of Cash Distributions	21,630	353	49,218	775
Redeemed	(609,653)	(9,770)	(1,632,938)	(25,466)
Net Increase (Decrease)—Admiral Shares	65,831	1,075	475,282	7,152
Institutional Shares
Issued	19,179	312	56,034	873
Issued in Lieu of Cash Distributions	1,617	26	3,754	59
Redeemed	(20,756)	(330)	(27,084)	(424)
Net Increase (Decrease)—Institutional Shares	40	8	32,704	508

G.   Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds	Realized				June 30,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	4,008	NA1	NA1	3	—	216	—	7,089
Vanguard Real Estate ETF	253,538	635,084	660,988	26,549	16,757	—	—	270,940
Total	257,546			26,552	16,757	216	—	278,029

1   Not applicable—purchases and sales are for temporary cash investment purposes.

H.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund, and Vanguard Tax-Managed Small-Cap Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1032 082019

Semiannual Report | June 30, 2019 Vanguard Developed Markets Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2019
Developed Markets Index Fund	Beginning Account Value 12/31/2018	Ending Account Value 6/30/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,137.64	$0.85
FTSE Developed Markets ETF Shares	1,000.00	1,138.07	0.27
Admiral™ Shares	1,000.00	1,137.61	0.37
Institutional Shares	1,000.00	1,138.48	0.27
Institutional Plus Shares	1,000.00	1,138.11	0.21
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.00	$0.80
FTSE Developed Markets ETF Shares	1,000.00	1,024.55	0.25
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.16% for Investor Shares, 0.05% for FTSE Developed Markets ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Developed Markets Index Fund

Sector Diversification

As of June 30, 2019

Basic Materials	7.0%
Consumer Goods	16.2
Consumer Services	8.1
Financials	23.4
Health Care	9.9
Industrials	16.2
Oil & Gas	6.3
Technology	6.3
Telecommunications	3.3
Utilities	3.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

3

Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Australia
	Commonwealth Bank of Australia	10,838,219	630,665	0.5%
	BHP Group Ltd.	18,033,787	524,220	0.5%
	Westpac Banking Corp.	21,102,999	420,591	0.4%
	CSL Ltd.	2,769,858	419,426	0.4%
	Australia & New Zealand Banking Group Ltd.	17,346,302	344,315	0.3%
§,1	Australia—Other †		4,970,914	4.3%
			7,310,131	6.4%

§,1Austria †			310,585	0.3%

Belgium
	Anheuser-Busch InBev SA/NV	4,711,742	416,944	0.4%
	Belgium—Other †		682,141	0.6%
			1,099,085	1.0%
Canada
	Royal Bank of Canada	8,834,947	702,114	0.6%
	Toronto-Dominion Bank	11,285,539	659,440	0.6%
	Enbridge Inc.	12,113,066	437,515	0.4%
	Canadian National Railway Co. (Toronto Shares)	4,438,483	410,785	0.4%
	Bank of Nova Scotia	7,542,888	405,152	0.3%
§,1	Canada—Other †		7,446,086	6.5%
			10,061,092	8.8%
Denmark
	Novo Nordisk A/S Class B	10,114,983	516,645	0.4%
1	Denmark—Other †		1,148,332	1.0%
			1,664,977	1.4%

Finland †			1,212,484	1.1%

4

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
France
	TOTAL SA	14,762,877	828,106	0.7%
	LVMH Moet Hennessy Louis Vuitton SE	1,523,143	647,527	0.6%
	Sanofi	6,631,607	573,119	0.5%
	Airbus SE	3,367,630	476,592	0.4%
1	France—Other †		7,288,635	6.3%
			9,813,979	8.5%
Germany
	SAP SE	5,926,319	812,450	0.7%
	Allianz SE	2,581,709	622,647	0.5%
	Siemens AG	4,632,975	551,580	0.5%
	BASF SE	5,602,567	407,582	0.4%
	Bayer AG	5,712,788	396,241	0.3%
	adidas AG	1,196,352	370,116	0.3%
	Deutsche Telekom AG	19,724,636	341,722	0.3%
1	Germany—Other †		4,800,596	4.2%
			8,302,934	7.2%
Hong Kong
	AIA Group Ltd.	74,020,720	799,343	0.7%
	Hang Seng Bank Ltd.	4,427,650	110,206	0.1%
	Canvest Environmental Protection Group Co. Ltd.	4,505,821	2,109	0.0%
§,1	Hong Kong—Other †		3,001,946	2.6%
			3,913,604	3.4%

§Ireland †			298,136	0.3%

Israel †			501,825	0.4%

Italy
	Enel SPA	47,517,232	331,468	0.3%
1	Italy—Other †		2,163,460	1.9%
			2,494,928	2.2%
Japan
	Toyota Motor Corp.	15,255,538	946,817	0.8%
	SoftBank Group Corp.	10,425,716	502,158	0.4%
	Sony Corp.	7,651,227	402,072	0.3%
	Mitsubishi UFJ Financial Group Inc.	76,309,679	363,461	0.3%
	Keyence Corp.	551,111	339,883	0.3%
	Chugai Pharmaceutical Co. Ltd.	1,323,588	86,685	0.1%
	Japan—Other †		21,635,338	18.9%
			24,276,414	21.1%

Mexico †			6,329	0.0%

Netherlands
	Unilever NV	8,876,373	539,312	0.5%
	ASML Holding NV	2,415,634	502,669	0.4%
1	Netherlands—Other †		2,243,096	2.0%
			3,285,077	2.9%

5

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
New Zealand †			390,228	0.3%

[1]Norway †			859,006	0.7%

[1]Poland †			408,765	0.4%

Portugal †			186,919	0.2%

§Singapore †			1,390,729	1.2%

South Korea
	Samsung Electronics Co. Ltd.	26,748,231	1,089,197	0.9%
	Samsung Electronics Co. Ltd. Preference Shares	4,259,138	141,252	0.1%
	Samsung Electronics Co. Ltd. GDR	107,990	109,856	0.1%
	Hankook Shell Oil Co. Ltd.	3,941	1,138	0.0%
§,1	South Korea—Other †		3,399,868	3.0%
			4,741,311	4.1%
Spain
	Banco Santander SA	98,178,555	455,024	0.4%
*	Iberdrola SA	37,237,289	370,741	0.3%
1	Spain—Other †		2,009,253	1.8%
			2,835,018	2.5%

[1]Sweden †			2,883,171	2.5%

Switzerland
	Nestle SA	18,210,061	1,885,146	1.7%
	Novartis AG	13,348,541	1,218,612	1.1%
	Roche Holding AG	4,242,108	1,192,829	1.0%
	Roche Holding AG (Bearer)	172,549	48,391	0.0%
1	Switzerland—Other †		4,167,072	3.6%
			8,512,050	7.4%
United Kingdom
	HSBC Holdings plc	123,863,492	1,033,801	0.9%
	Royal Dutch Shell plc Class A	26,794,963	874,526	0.8%
	BP plc	121,881,199	849,121	0.7%
	Royal Dutch Shell plc Class B	22,910,936	750,718	0.6%
	AstraZeneca plc	8,031,325	656,577	0.6%
	Diageo plc	14,283,597	614,772	0.5%
	GlaxoSmithKline plc	29,988,440	601,116	0.5%
	British American Tobacco plc	13,607,952	475,136	0.4%
	Rio Tinto plc	6,728,929	416,476	0.4%
	Unilever plc	6,663,265	413,625	0.4%
	Prudential plc	15,904,312	347,208	0.3%
	BHP Group plc	12,722,120	325,361	0.3%
§,1	United Kingdom—Other †		9,249,955	8.1%
			16,608,392	14.5%
Total Common Stocks (Cost $102,821,192)			113,367,169	98.8%[2]

6

Developed Markets Index Fund

				Market	Percentage
				Value•	of Net
		Coupon	Shares	($000)	Assets
§Preferred Stocks (Cost $—) †				257	0.0%
Temporary Cash Investments
Money Market Fund
3,4	Vanguard Market Liquidity Fund	2.499%	31,981,939	3,198,834	2.8%

5U.S. Government and Agency Obligations †				97,462	0.1%
Total Temporary Cash Investments (Cost $3,295,626)				3,296,296	2.9%[2]
[6]Total Investments (Cost $106,116,818)				116,663,722	101.7%

				Amount
				($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard				5,462
Receivables for Investment Securities Sold				3,897
Receivables for Accrued Income				359,240
Receivables for Capital Shares Issued				65,945
Variation Margin Receivable—Futures Contracts				6,865
Unrealized Appreciation—Forwards Currency Contracts				15,035
Other Assets[7]				45,246
Total Other Assets				501,690	0.4%
Liabilities
Payables for Investment Securities Purchased				(123,232)
Collateral for Securities on Loan				(2,156,974)
Payables for Capital Shares Redeemed				(92,556)
Payables to Vanguard				(14,758)
Variation Margin Payable—Futures Contracts				(980)
Unrealized Depreciation—Forwards Currency Contracts				(11,196)
Other Liabilities				(6,419)
Total Liabilities				(2,406,115)	(2.1%)
Net Assets				114,759,297	100.0%

7

Developed Markets Index Fund

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	106,364,590
Total Distributable Earnings (Loss)	8,394,707
Net Assets	114,759,297

Investor Shares—Net Assets
Applicable to 62,689,940 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	650,522
Net Asset Value Per Share—Investor Shares	$10.38

ETF Shares—Net Assets
Applicable to 1,740,021,237 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	72,536,128
Net Asset Value Per Share—ETF Shares	$41.69

Admiral Shares—Net Assets
Applicable to 1,337,857,336 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,929,864
Net Asset Value Per Share—Admiral Shares	$13.40

Institutional Shares—Net Assets
Applicable to 900,916,685 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,090,484
Net Asset Value Per Share—Institutional Shares	$13.42

Institutional Plus Shares—Net Assets
Applicable to 550,727,874 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,552,299
Net Asset Value Per Share—Institutional Plus Shares	$20.98

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

§   Certain of the fund’s securities are valued using significant unobservable inputs.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $1,498,257,000, representing 1.3% of net assets.

2   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $2,156,974,000 of collateral received for securities on loan.

5   Securities with a value of $67,703,000 have been segregated as initial margin for open futures contracts.

6   The total value of securities on loan is $2,043,031,000.

7   Cash of $6,837,000 has been segregated as collateral for open forward currency contracts.

GDR—Global Depositary Receipt.

8

Developed Markets Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	September 2019	11,489		453,484	5,248
Topix Index	September 2019	2,449		352,552	(85)
FTSE 100 Index	September 2019	2,998		281,169	832
S&P/TSX 60 Index	September 2019	1,087		162,657	635
S&P ASX 200 Index	September 2019	1,273		146,484	1,263
					7,893

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date	Receive		Deliver		($000)	($000)
Morgan Stanley Capital Services LLC	9/25/19	EUR	485,674	USD	549,741	6,356	—
Citibank, N.A.	9/18/19	JPY	39,912,439	USD	370,472	1,939	—
Toronto-Dominion Bank	9/24/19	GBP	246,444	USD	314,120	66	—
RBC Capital Markets, LLC	7/2/19	JPY	25,751,400	USD	240,360	—	(1,514)
Toronto-Dominion Bank	9/25/19	CAD	212,468	USD	161,333	1,168	—
Morgan Stanley Capital Services LLC	9/25/19	AUD	228,292	USD	157,255	3,436	—
JPMorgan Chase Bank, N.A.	7/1/19	JPY	10,151,034	USD	93,883	269	—
Citibank, N.A.	7/1/19	JPY	8,739,599	USD	81,199	—	(138)
State Street Bank and Trust Company	9/3/19	CHF	50,000	USD	51,715	—	(183)
Toronto-Dominion Bank	7/1/19	EUR	27,813	USD	31,644	—	(17)
Citibank, N.A.	7/1/19	GBP	19,179	USD	24,358	—	(2)
Bank of America, N.A.	7/1/19	AUD	35,335	USD	24,281	526	—
JPMorgan Chase Bank, N.A.	9/24/19	GBP	15,172	USD	19,336	6	—
State Street Bank and Trust Company	7/1/19	CHF	17,858	USD	18,201	92	—
Toronto-Dominion Bank	7/1/19	GBP	12,582	USD	15,982	—	(3)
State Street Bank and Trust Company	7/2/19	JPY	1,284,000	USD	11,990	—	(81)
Toronto-Dominion Bank	7/1/19	JPY	709,000	USD	6,557	19	—
Citibank, N.A.	7/1/19	EUR	3,818	USD	4,325	17	—
Bank of America, N.A.	7/2/19	CHF	1,532	USD	1,562	7	—
RBC Capital Markets, LLC	7/1/19	JPY	41,000	USD	383	—	(2)
RBC Capital Markets, LLC	7/1/19	USD	182,924	JPY	19,599,633	1,134	—

9

Developed Markets Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date	Receive		Deliver		($000)	($000)
Toronto-Dominion Bank	9/24/19	USD	124,943	GBP	98,025	—	(26)
Morgan Stanley Capital Services LLC	9/25/19	USD	108,292	EUR	95,671	—	(1,252)
State Street Bank and Trust Company	9/4/19	USD	91,640	CHF	89,358	—	(463)
JPMorgan Chase Bank, N.A.	7/2/19	USD	61,628	JPY	6,758,850	—	(1,061)
BNP Paribas	7/2/19	USD	61,610	JPY	6,758,850	—	(1,079)
Barclays Bank plc	7/2/19	USD	61,594	JPY	6,758,850	—	(1,096)
Toronto-Dominion Bank	7/2/19	USD	61,559	JPY	6,758,850	—	(1,130)
Bank of America, N.A.	9/25/19	USD	52,410	AUD	76,081	—	(1,141)
Goldman Sachs International	9/4/19	USD	47,651	CHF	46,315	—	(87)
UBS AG	7/1/19	USD	40,202	GBP	31,760	—	(132)
JPMorgan Chase Bank, N.A.	7/1/19	USD	35,414	EUR	31,631	—	(554)
JPMorgan Chase Bank, N.A.	9/18/19	USD	34,723	JPY	3,743,437	—	(206)
Morgan Stanley Capital Services LLC	7/1/19	USD	24,526	AUD	35,335	—	(281)
Goldman Sachs International	9/25/19	USD	22,272	EUR	19,680	—	(262)
JPMorgan Chase Bank, N.A.	7/1/19	USD	17,881	CHF	17,858	—	(412)
Toronto-Dominion Bank	9/25/19	USD	4,452	CAD	5,863	—	(32)
Bank of America, N.A.	9/4/19	USD	1,571	CHF	1,532	—	(8)
RBC Capital Markets, LLC	7/2/19	USD	1,535	CHF	1,532	—	(34)
						15,035	(11,196)

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

EUR—Euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

At June 30, 2019, the counterparty had deposited in segregated accounts cash of $7,670,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Developed Markets Index Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends[1]	2,261,503
Interest[2]	12,288
Securities Lending—Net	41,919
Total Income	2,315,710
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,172
Management and Administrative—Investor Shares	503
Management and Administrative—ETF Shares	12,609
Management and Administrative—Admiral Shares	4,780
Management and Administrative—Institutional Shares	2,264
Management and Administrative—Institutional Plus Shares	1,677
Marketing and Distribution—Investor Shares	41
Marketing and Distribution—ETF Shares	1,373
Marketing and Distribution—Admiral Shares	463
Marketing and Distribution—Institutional Shares	189
Marketing and Distribution—Institutional Plus Shares	62
Custodian Fees	1,645
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—ETF Shares	940
Shareholders’ Reports—Admiral Shares	76
Shareholders’ Reports—Institutional Shares	23
Shareholders’ Reports—Institutional Plus Shares	8
Trustees’ Fees and Expenses	24
Total Expenses	28,854
Net Investment Income	2,286,856
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	352,112
Futures Contracts	122,701
Forward Currency Contracts	(10,302)
Foreign Currencies	(3,847)
Realized Net Gain (Loss)	460,664

11

Developed Markets Index Fund

Statement of Operations (continued)
Six Months Ended
June 30, 2019
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	11,093,155
Futures Contracts	33,152
Forward Currency Contracts	(5,934)
Foreign Currencies	1,602
Change in Unrealized Appreciation (Depreciation)	11,121,975
Net Increase (Decrease) in Net Assets Resulting from Operations	13,869,495

1   Dividends are net of foreign withholding taxes of $232,744,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $11,337,000, $251,000, and $499,000, respectively. Purchases and sales are for temporary cash investment purposes.

3   Includes $535,828,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,286,856	3,244,717
Realized Net Gain (Loss)	460,664	112,304
Change in Unrealized Appreciation (Depreciation)	11,121,975	(19,993,039)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,869,495	(16,636,018)
Distributions
Net Investment Income
Investor Shares	(9,871)	(23,364)
ETF Shares	(1,084,602)	(2,069,674)
Admiral Shares	(262,929)	(470,888)
Institutional Shares	(178,849)	(333,818)
Institutional Plus Shares	(169,267)	(294,490)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,705,518)	(3,192,234)
Capital Share Transactions
Investor Shares	(165,371)	(74,824)
ETF Shares	(395,638)	9,552,132
Admiral Shares	851,469	2,990,179
Institutional Shares	455,168	414,926
Institutional Plus Shares	1,144,676	1,014,326
Net Increase (Decrease) from Capital Share Transactions	1,890,304	13,896,739
Total Increase (Decrease)	14,054,281	(5,931,513)
Net Assets
Beginning of Period	100,705,016	106,636,529
End of Period	114,759,297	100,705,016

See accompanying Notes, which are an integral part of the Financial Statements.

13

Developed Markets Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.26	$11.16	$9.09	$9.15	$9.42	$10.34
Investment Operations
Net Investment Income	.202 [1]	.312 [1]	.284 [1]	.262	.261	.337
Net Realized and Unrealized Gain (Loss) on Investments	1.068	(1.914)	2.086	(.054)	(.276)	(.919)
Total from Investment Operations	1.270	(1.602)	2.370	.208	(.015)	(.582)
Distributions
Dividends from Net Investment Income	(.150)	(.298)	(.300)	(.268)	(.255)	(.338)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.150)	(.298)	(.300)	(.268)	(.255)	(.338)
Net Asset Value, End of Period	$10.38	$9.26	$11.16	$9.09	$9.15	$9.42

Total Return[2]	13.76%	-14.56%	26.31%	2.36%	-0.29%	-5.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$651	$731	$950	$875	$1,040	$1,331
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.17%	0.17%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.79%	2.89%	2.71%	3.00%	2.73%	3.22%
Portfolio Turnover Rate[3]	2%	3%	3%	11%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Developed Markets Index Fund

Financial Highlights

FTSE Developed Markets ETF Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$37.20	$44.83	$36.51	$36.75	$37.85	$41.53
Investment Operations
Net Investment Income	.841 [1]	1.291 [1]	1.166 [1]	1.090	1.096	1.395
Net Realized and Unrealized Gain (Loss) on Investments	4.274	(7.677)	8.397	(.216)	(1.125)	(3.681)
Total from Investment Operations	5.115	(6.386)	9.563	.874	(.029)	(2.286)
Distributions
Dividends from Net Investment Income	(.625)	(1.244)	(1.243)	(1.114)	(1.071)	(1.394)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.625)	(1.244)	(1.243)	(1.114)	(1.071)	(1.394)
Net Asset Value, End of Period	$41.69	$37.20	$44.83	$36.51	$36.75	$37.85

Total Return	13.81%	-14.47%	26.44%	2.51%	-0.21%	-5.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$72,536	$65,139	$68,406	$40,243	$29,288	$24,155
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.90%	3.00%	2.81%	3.10%	2.84%	3.33%
Portfolio Turnover Rate[2]	2%	3%	3%	11%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Developed Markets Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.96	$14.41	$11.74	$11.82	$12.17	$13.35
Investment Operations
Net Investment Income	.270 [1]	.412 [1]	.375 [1]	.350	.352	.450
Net Realized and Unrealized Gain (Loss) on Investments	1.370	(2.464)	2.695	(.071)	(.358)	(1.180)
Total from Investment Operations	1.640	(2.052)	3.070	.279	(.006)	(.730)
Distributions
Dividends from Net Investment Income	(.200)	(.398)	(.400)	(.359)	(.344)	(.450)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.200)	(.398)	(.400)	(.359)	(.344)	(.450)
Net Asset Value, End of Period	$13.40	$11.96	$14.41	$11.74	$11.82	$12.17

Total Return[2]	13.76%	-14.46%	26.40%	2.45%	-0.18%	-5.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,930	$15,209	$15,180	$9,702	$7,921	$6,068
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.88%	2.98%	2.81%	3.10%	2.84%	3.33%
Portfolio Turnover Rate[3]	2%	3%	3%	11%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Developed Markets Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.97	$14.43	$11.75	$11.83	$12.18	$13.37
Investment Operations
Net Investment Income	.272 [1]	.416 [1]	.379 [1]	.352	.354	.452
Net Realized and Unrealized Gain (Loss) on Investments	1.379	(2.475)	2.701	(.072)	(.358)	(1.190)
Total from Investment Operations	1.651	(2.059)	3.080	.280	(.004)	(.738)
Distributions
Dividends from Net Investment Income	(.201)	(.401)	(.400)	(.360)	(.346)	(.452)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.201)	(.401)	(.400)	(.360)	(.346)	(.452)
Net Asset Value, End of Period	$13.42	$11.97	$14.43	$11.75	$11.83	$12.18

Total Return	13.85%	-14.49%	26.46%	2.46%	-0.17%	-5.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,090	$10,361	$11,998	$9,092	$8,093	$7,743
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.06%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.90%	3.00%	2.82%	3.11%	2.86%	3.35%
Portfolio Turnover Rate[2]	2%	3%	3%	11%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months					April 1,
	Ended					2014[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$18.72	$22.56	$18.37	$18.49	$19.05	$20.90
Investment Operations
Net Investment Income	.428 [2]	.643 [2]	.597 [2]	.552	.558	.438
Net Realized and Unrealized Gain (Loss) on Investments	2.147	(3.855)	4.233	(.107)	(.573)	(1.798)
Total from Investment Operations	2.575	(3.212)	4.820	.445	(.015)	(1.360)
Distributions
Dividends from Net Investment Income	(.315)	(.628)	(.630)	(.565)	(.545)	(.490)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.315)	(.628)	(.630)	(.565)	(.545)	(.490)
Net Asset Value, End of Period	$20.98	$18.72	$22.56	$18.37	$18.49	$19.05

Total Return	13.81%	-14.45%	26.49%	2.50%	-0.21%	-6.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,552	$9,265	$10,102	$7,444	$7,253	$5,918
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	3.91%	3.01%	2.83%	3.12%	2.87%	2.92%[3]
Portfolio Turnover Rate[4]	2%	3%	3%	11%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSEArca; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

19

Developed Markets Index Fund

clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

20

Developed Markets Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

21

Developed Markets Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $5,462,000, representing 0.00% of the fund’s net assets and 2.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,099,833	103,259,177	8,159
Preferred Stocks	—	—	257
Temporary Cash Investments	3,198,834	97,462	—
Futures Contracts—Assets[1]	6,865	—	—
Futures Contracts—Liabilities[1]	(980)	—	—
Forward Currency Contracts—Assets	—	15,035	—
Forward Currency Contracts—Liabilities	—	(11,196)	—
Total	13,304,552	103,360,478	8,416

1 Represents variation margin on the last day of the reporting period.

22

Developed Markets Index Fund

D.   At June 30, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	6,865	—	6,865
Unrealized Appreciation—Forward Currency Contracts	—	15,035	15,035
Total Assets	6,865	15,035	21,900

Variation Margin Payable—Futures Contracts	(980)	—	(980)
Unrealized Depreciation—Forward Currency Contracts	—	(11,196)	(11,196)
Total Liabilities	(980)	(11,196)	(12,176)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2019, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	122,701	—	122,701
Forward Currency Contracts	—	(10,302)	(10,302)
Realized Net Gain (Loss) on Derivatives	122,701	(10,302)	112,399

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	33,152	—	33,152
Forward Currency Contracts	—	(5,934)	(5,934)
Change in Unrealized Appreciation (Depreciation) on Derivatives	33,152	(5,934)	27,218

E.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	106,343,971
Gross Unrealized Appreciation	22,783,813
Gross Unrealized Depreciation	(12,452,330)
Net Unrealized Appreciation (Depreciation)	10,331,483

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $2,385,913,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

23

Developed Markets Index Fund

F.   During the six months ended June 30, 2019, the fund purchased $5,054,034,000 of investment securities and sold $2,764,208,000 of investment securities, other than temporary cash investments. Purchases and sales include $762,849,000 and $1,362,192,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G.          Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	33,088	3,275	203,791	19,421
Issued in Lieu of Cash Distributions	8,920	884	20,774	2,051
Redeemed[1]	(207,379)	(20,430)	(299,389)	(27,672)
Net Increase (Decrease)—Investor Shares	(165,371)	(16,271)	(74,824)	(6,200)
ETF Shares
Issued	1,035,715	25,311	9,638,355	227,208
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,431,353)	(36,500)	(86,223)	(2,000)
Net Increase (Decrease)—ETF Shares	(395,638)	(11,189)	9,552,132	225,208
Admiral Shares
Issued[1]	2,675,977	206,333	6,539,544	483,375
Issued in Lieu of Cash Distributions	214,609	16,474	391,732	29,979
Redeemed	(2,039,117)	(156,837)	(3,941,097)	(294,797)
Net Increase (Decrease)—Admiral Shares	851,469	65,970	2,990,179	218,557
Institutional Shares
Issued	1,669,542	127,941	3,159,827	228,361
Issued in Lieu of Cash Distributions	164,323	12,594	307,770	23,476
Redeemed	(1,378,697)	(104,835)	(3,052,671)	(217,991)
Net Increase (Decrease)—Institutional Shares	455,168	35,700	414,926	33,846
Institutional Plus Shares
Issued	1,690,240	82,309	3,509,822	161,008
Issued in Lieu of Cash Distributions	160,500	7,870	278,574	13,609
Redeemed	(706,064)	(34,447)	(2,774,070)	(127,458)
Net Increase (Decrease)—Institutional Plus Shares	1,144,676	55,732	1,014,326	47,159

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares— Issued include $81,231,000 from the conversion during the six months ended June 30, 2019.

H.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Developed Markets Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

25

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

26

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q1272 082019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)                             Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (98.8%)[1]
Australia (6.4%)
	Commonwealth Bank of Australia	10,838,219	630,665
	BHP Group Ltd.	18,033,787	524,220
	Westpac Banking Corp.	21,102,999	420,591
	CSL Ltd.	2,769,858	419,426
	Australia & New Zealand Banking Group Ltd.	17,346,302	344,315
	National Australia Bank Ltd.	17,200,788	323,103
	Woolworths Group Ltd.	7,707,254	179,975
	Wesfarmers Ltd.	6,930,987	176,188
	Transurban Group	16,364,217	169,443
	Rio Tinto Ltd.	2,271,451	166,329
	Macquarie Group Ltd.	1,883,257	166,116
	Woodside Petroleum Ltd.	5,714,150	146,561
	Goodman Group	10,894,329	115,151
	Amcor plc	9,917,521	112,847
	Newcrest Mining Ltd.	4,700,034	105,593
	Brambles Ltd.	9,750,908	88,311
	Aristocrat Leisure Ltd.	3,903,169	84,372
	Scentre Group	31,174,964	84,135
	Insurance Australia Group Ltd.	14,132,703	82,055
	Suncorp Group Ltd.	7,938,893	75,179
	South32 Ltd.	30,854,493	69,165
	Telstra Corp. Ltd.	25,434,246	68,777
	ASX Ltd.	1,183,703	68,581
	QBE Insurance Group Ltd.	8,118,502	67,540
*	Coles Group Ltd.	6,946,492	65,222
	Fortescue Metals Group Ltd.	9,714,056	61,778
	Dexus	6,659,651	60,754
	AGL Energy Ltd.	4,003,663	56,306
	Sonic Healthcare Ltd.	2,904,031	55,334
	Origin Energy Ltd.	10,751,327	55,285
	APA Group	7,223,702	54,780
	Santos Ltd.	10,839,257	54,116
	Mirvac Group	23,882,342	52,573
	GPT Group	11,838,243	51,152
	Cochlear Ltd.	344,391	50,142
	Treasury Wine Estates Ltd.	4,398,759	46,198
	Aurizon Holdings Ltd.	11,711,559	44,459
	Stockland	14,600,940	42,811
	Medibank Pvt Ltd.	16,912,746	41,499
	Oil Search Ltd.	8,188,176	40,833
	Ramsay Health Care Ltd.	782,679	39,736
	Sydney Airport	6,763,676	38,212
	Tabcorp Holdings Ltd.	11,558,195	36,113
	James Hardie Industries plc	2,708,155	35,651
	Computershare Ltd.	2,951,655	33,663
	Orica Ltd.	2,317,728	33,023
	Vicinity Centres	19,108,439	32,900
	Lendlease Group	3,468,136	31,692
	SEEK Ltd.	2,118,072	31,526
	Northern Star Resources Ltd.	3,776,960	30,986
	Magellan Financial Group Ltd.	812,467	29,168
	BlueScope Steel Ltd.	3,213,018	27,320
	AMP Ltd.	18,056,450	26,935
	Caltex Australia Ltd.	1,524,838	26,543
	Boral Ltd.	7,159,584	25,821
	Alumina Ltd.	15,270,037	25,065
	Bendigo & Adelaide Bank Ltd.	2,994,562	24,374
*	Xero Ltd.	563,773	23,801
	Incitec Pivot Ltd.	9,843,125	23,591
	Atlas Arteria Ltd.	4,195,779	23,135
	Coca-Cola Amatil Ltd.	3,111,586	22,338

1

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Charter Hall Group	2,838,621	21,616
	REA Group Ltd.	308,702	20,854
	WorleyParsons Ltd.	1,956,020	20,334
	Evolution Mining Ltd.	6,425,154	19,692
	Iluka Resources Ltd.	2,568,949	19,505
*	Afterpay Touch Group Ltd.	1,066,106	18,891
	CIMIC Group Ltd.	596,357	18,753
	Crown Resorts Ltd.	2,131,332	18,629
	Downer EDI Ltd.	3,651,896	17,765
	Orora Ltd.	7,395,188	16,845
	Bank of Queensland Ltd.	2,475,861	16,579
	Challenger Ltd.	3,482,530	16,255
	Qube Holdings Ltd.	7,544,129	16,121
	Altium Ltd.	663,748	16,023
	DuluxGroup Ltd.	2,389,448	15,639
	Ansell Ltd.	811,726	15,327
	ALS Ltd.	2,962,907	15,307
	Beach Energy Ltd.	10,820,593	15,218
	nib holdings Ltd.	2,798,229	15,089
	Star Entertainment Grp Ltd.	5,061,025	14,655
	AusNet Services	11,068,002	14,586
	Qantas Airways Ltd.	3,802,961	14,432
	OZ Minerals Ltd.	1,965,386	13,912
	Cleanaway Waste Management Ltd.	8,274,172	13,561
	Appen Ltd.	659,739	13,033
	carsales.com Ltd.	1,325,351	12,615
^	JB Hi-Fi Ltd.	691,038	12,552
*	Saracen Mineral Holdings Ltd.	4,698,566	12,164
	Reliance Worldwide Corp. Ltd.	4,823,567	11,936
	Nine Entertainment Co. Holdings Ltd.	8,915,776	11,778
	Steadfast Group Ltd.	4,741,726	11,697
	Link Administration Holdings Ltd.	3,123,214	10,989
	Whitehaven Coal Ltd.	4,180,140	10,772
	Regis Resources Ltd.	2,875,791	10,679
	Seven Group Holdings Ltd.	802,440	10,457
	IRESS Ltd.	1,040,824	10,197
^	Metcash Ltd.	5,603,069	10,134
	TPG Telecom Ltd.	2,217,999	10,038
	Flight Centre Travel Group Ltd.	343,649	10,025
	Independence Group NL	2,987,167	9,939
	WiseTech Global Ltd.	500,848	9,801
^	Harvey Norman Holdings Ltd.	3,417,359	9,779
	IDP Education Ltd.	783,413	9,741
	Domino’s Pizza Enterprises Ltd.	367,713	9,718
2	Viva Energy Group Ltd.	6,475,469	9,608
*	NEXTDC Ltd.	2,094,150	9,559
	Shopping Centres Australasia Property Group	5,624,389	9,448
	Breville Group Ltd.	791,138	9,098
	Mineral Resources Ltd.	842,823	8,900
	St. Barbara Ltd.	4,269,415	8,818
	CSR Ltd.	3,118,434	8,578
	Washington H Soul Pattinson & Co. Ltd.	553,622	8,561
	Cromwell Property Group (London Shares)	10,505,672	8,523
	Pendal Group Ltd.	1,673,779	8,418
*	Vocus Group Ltd.	3,613,626	8,304
	Adelaide Brighton Ltd.	2,815,139	7,999
^	InvoCare Ltd.	710,846	7,982
	Corporate Travel Management Ltd.	503,992	7,976
	Perpetual Ltd.	262,835	7,809
	GrainCorp Ltd. Class A	1,385,220	7,766
	BWP Trust	2,975,121	7,697
	IOOF Holdings Ltd.	2,115,660	7,695
	Sims Metal Management Ltd.	1,004,926	7,686
	Webjet Ltd.	803,922	7,680

2

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Lynas Corp. Ltd.	4,108,514	7,430
	Healius Ltd.	3,469,525	7,361
	Monadelphous Group Ltd.	535,588	7,074
	Charter Hall Retail REIT	2,237,508	6,872
	Bapcor Ltd.	1,748,148	6,863
^	Platinum Asset Management Ltd.	1,840,946	6,281
	Charter Hall Long Wale REIT	1,725,121	6,070
	G8 Education Ltd.	2,832,551	6,039
*	nearmap Ltd.	2,225,290	5,936
	Abacus Property Group	2,047,379	5,902
*,^	Clinuvel Pharmaceuticals Ltd.	234,851	5,576
*	Nanosonics Ltd.	1,392,057	5,511
	Ausdrill Ltd.	4,173,530	5,362
	ARB Corp. Ltd.	416,710	5,336
	Costa Group Holdings Ltd.	1,862,371	5,292
*	Nufarm Ltd.	1,833,614	5,289
	Credit Corp. Group Ltd.	280,611	5,233
	Premier Investments Ltd.	488,526	5,209
	Viva Energy REIT	2,837,574	5,185
	Technology One Ltd.	913,919	5,068
^	Blackmores Ltd.	79,416	5,023
	Super Retail Group Ltd.	867,094	5,019
	National Storage REIT	3,976,284	4,889
	Growthpoint Properties Australia Ltd.	1,638,641	4,742
	Bingo Industries Ltd.	2,942,166	4,676
	IPH Ltd.	888,784	4,663
	Sandfire Resources NL	960,454	4,529
	Pro Medicus Ltd.	248,030	4,419
^	Bega Cheese Ltd.	1,296,383	4,353
	Southern Cross Media Group Ltd.	4,680,091	4,115
	Brickworks Ltd.	357,316	4,090
	NRW Holdings Ltd.	2,284,905	4,021
*,^	Pilbara Minerals Ltd.	10,305,749	3,957
*,2	Coronado Global Resources Inc.	1,545,537	3,951
	Aventus Group	2,438,838	3,923
	Collins Foods Ltd.	672,184	3,921
	Service Stream Ltd.	1,965,471	3,882
	GWA Group Ltd.	1,559,847	3,747
	oOh!media Ltd.	1,351,218	3,706
	GUD Holdings Ltd.	521,039	3,669
	Tassal Group Ltd.	1,065,114	3,668
	Charter Hall Education Trust	1,403,637	3,589
*,^	Gold Road Resources Ltd.	5,058,169	3,523
	Ingenia Communities Group	1,482,528	3,376
	SpeedCast International Ltd.	1,363,916	3,339
	Arena REIT	1,733,942	3,335
*	Mayne Pharma Group Ltd.	9,233,603	3,315
	Aveo Group	2,494,823	3,295
	Elders Ltd.	746,414	3,262
^	Inghams Group Ltd.	1,148,499	3,242
	Resolute Mining Ltd.	3,439,319	3,237
	Domain Holdings Australia Ltd.	1,440,742	3,221
	Rural Funds Group	1,959,575	3,167
*,^	Kidman Resources Ltd.	2,384,745	3,155
*	Cooper Energy Ltd.	8,217,504	3,125
	Automotive Holdings Group Ltd.	1,559,814	3,074
	Select Harvests Ltd.	591,570	3,015
	SmartGroup Corp. Ltd.	505,635	2,966
	McMillan Shakespeare Ltd.	341,857	2,935
*	Emeco Holdings Ltd.	2,006,264	2,924
*	Perseus Mining Ltd.	7,097,203	2,923
	Mount Gibson Iron Ltd.	4,002,518	2,875
	Centuria Industrial REIT	1,325,810	2,851
	Netwealth Group Ltd.	497,413	2,800

3

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Westgold Resources Ltd.	2,037,359	2,680
*,^	Orocobre Ltd.	1,342,096	2,671
*,^	Mesoblast Ltd.	2,572,072	2,669
	GDI Property Group	2,695,569	2,623
	Estia Health Ltd.	1,400,886	2,600
	Lovisa Holdings Ltd.	325,030	2,599
	New Hope Corp. Ltd.	1,347,058	2,568
*,^	Bellamy’s Australia Ltd.	433,534	2,538
	Genworth Mortgage Insurance Australia Ltd.	1,282,103	2,533
	Sigma Healthcare Ltd.	6,438,203	2,514
	Pact Group Holdings Ltd.	1,260,266	2,471
*	IMF Bentham Ltd.	1,133,428	2,329
	HUB24 Ltd.	265,055	2,216
	Western Areas Ltd.	1,544,605	2,138
	Australian Pharmaceutical Industries Ltd.	2,294,930	2,132
*	Starpharma Holdings Ltd.	2,223,603	2,124
	Ardent Leisure Group Ltd.	2,866,332	2,110
^	Freedom Foods Group Ltd.	586,009	2,091
	Hotel Property Investments	852,083	2,058
*	Senex Energy Ltd.	8,188,589	2,056
*,^	Galaxy Resources Ltd.	2,357,079	2,032
*,^	Myer Holdings Ltd.	5,193,599	1,993
	FlexiGroup Ltd.	1,728,408	1,981
	Navigator Global Investments Ltd.	698,118	1,934
*	Australian Agricultural Co. Ltd.	2,748,344	1,920
	Accent Group Ltd.	1,964,093	1,912
*	Seven West Media Ltd.	5,682,193	1,856
	HT&E Ltd.	1,481,534	1,828
^	Eclipx Group Ltd.	1,829,384	1,686
*	Aurelia Metals Ltd.	4,677,465	1,628
*,^	Syrah Resources Ltd.	2,492,233	1,543
	SG Fleet Group Ltd.	734,299	1,523
	Regis Healthcare Ltd.	808,472	1,494
	SeaLink Travel Group Ltd.	533,827	1,428
	Cedar Woods Properties Ltd.	341,113	1,367
*	Village Roadshow Ltd.	665,456	1,320
*	Asaleo Care Ltd.	2,019,510	1,285
*	Cromwell Property Group	1,531,654	1,242
	Infigen Energy	3,694,606	1,236
	OFX Group Ltd.	1,251,394	1,222
*,^	Superloop Ltd.	1,064,505	1,153
	Japara Healthcare Ltd.	1,447,017	1,143
*	Cardno Ltd.	1,626,106	1,079
	Virtus Health Ltd.	337,681	1,068
	ERM Power Ltd.	780,820	1,027
*	Karoon Energy Ltd.	1,368,931	919
*	New Century Resources Ltd.	2,648,261	906
	A2B Australia Ltd.	716,468	889
	MACA Ltd.	1,402,153	886
^	BWX Ltd.	622,872	799
*,^	Clean TeQ Holdings Ltd.	2,916,231	780
	Decmil Group Ltd.	1,144,603	727
	WPP AUNZ Ltd.	2,028,371	686
	Vita Group Ltd.	726,449	666
*,^	Liquefied Natural Gas Ltd.	3,307,629	547
*,^	Dacian Gold Ltd.	1,264,247	471
	Ainsworth Game Technology Ltd.	812,390	382
*	Cash Converters International Ltd.	2,163,915	247
*,§	BGP Holdings plc	7,179,555	—
*,§	Quintis Ltd.	1,474,169	—
			7,310,131
Austria (0.3%)
	Erste Group Bank AG	1,754,877	65,078
	OMV AG	867,824	42,302

4

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	voestalpine AG	699,986	21,640
	Verbund AG	403,205	21,122
	Raiffeisen Bank International AG	790,660	18,565
	Wienerberger AG	694,502	17,138
	ANDRITZ AG	434,244	16,349
	IMMOFINANZ AG	595,730	15,540
	CA Immobilien Anlagen AG	420,145	15,409
2	BAWAG Group AG	271,002	11,351
	Lenzing AG	81,162	9,048
	Oesterreichische Post AG	206,233	6,942
	Telekom Austria AG Class A	829,574	6,275
	UNIQA Insurance Group AG	667,300	6,217
	S IMMO AG	283,878	6,145
	Vienna Insurance Group AG Wiener Versicherung Gruppe	234,417	6,012
	Schoeller-Bleckmann Oilfield Equipment AG	69,099	5,868
	DO & CO AG	39,778	3,844
*	Strabag SE	96,252	3,340
	EVN AG	180,437	2,725
	Flughafen Wien AG	59,277	2,657
	Palfinger AG	59,662	1,835
	Agrana Beteiligungs AG	64,466	1,400
*	Zumtobel Group AG	163,313	1,280
^	Porr AG	55,117	1,216
	Kapsch TrafficCom AG	31,814	1,157
*,§	Strabag SE Rights Exp. 06/28/2021	87,956	130
			310,585
Belgium (1.0%)
	Anheuser-Busch InBev SA	4,711,742	416,944
	KBC Group NV	1,680,748	110,300
	UCB SA	737,592	61,213
	Ageas	1,129,736	58,792
	Solvay SA Class A	424,115	44,045
	Groupe Bruxelles Lambert SA	447,876	44,004
	Umicore SA	1,257,498	40,355
*	Argenx SE	230,780	32,613
	Proximus SADP	856,525	25,314
	Ackermans & van Haaren NV	135,807	20,393
	Warehouses De Pauw CVA	108,024	18,180
	Cofinimmo SA	138,062	17,927
	Sofina SA	93,368	17,817
	Colruyt SA	292,761	16,996
	Elia System Operator SA	215,245	15,873
	Telenet Group Holding NV	279,536	15,577
	Aedifica SA	151,118	14,427
	Barco NV	59,507	12,542
	KBC Ancora	216,863	9,706
	Euronav NV	978,041	9,165
	Ontex Group NV	494,161	7,976
^	Melexis NV	114,089	7,714
	Befimmo SA	130,270	7,492
	Gimv NV	115,353	7,281
	D’ieteren SA	141,703	6,513
	Montea C.V.A	72,602	6,223
^	Bekaert SA	214,063	5,756
^	bpost SA	603,052	5,723
*	Tessenderlo Chemie NV (Voting Shares)	164,624	5,500
	Retail Estates NV	51,526	4,762
	Fagron	230,064	4,678
	Kinepolis Group NV	78,172	4,268
	Cie d’Entreprises CFE	41,742	3,964
*	AGFA-Gevaert NV	1,005,484	3,906
	Orange Belgium SA	169,458	3,362
^	Econocom Group SA	802,827	2,874
*,^	Mithra Pharmaceuticals SA	85,025	2,503

5

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	EVS Broadcast Equipment SA	82,983	1,931
*,^	Ion Beam Applications	120,426	1,830
	Wereldhave Belgium Comm VA	13,500	1,238
	Van de Velde NV	35,294	1,103
^	Greenyard NV	77,723	305
			1,099,085
Canada (8.8%)
	Royal Bank of Canada	8,834,947	702,114
	Toronto-Dominion Bank	11,285,539	659,440
	Enbridge Inc.	12,113,066	437,515
	Canadian National Railway Co. (Toronto Shares)	4,438,483	410,785
	Bank of Nova Scotia	7,542,888	405,152
	Suncor Energy Inc.	9,626,460	300,287
	Bank of Montreal	3,907,341	295,150
	TC Energy Corp.	5,620,715	278,643
	Brookfield Asset Management Inc. Class A	5,178,251	247,732
	Manulife Financial Corp.	12,059,188	219,166
^	Canadian Imperial Bank of Commerce	2,719,537	213,858
	Canadian Pacific Railway Ltd.	860,905	202,763
	Canadian Natural Resources Ltd.	7,199,179	194,115
	Nutrien Ltd.	3,573,234	191,138
*	Shopify Inc. Class A	606,171	182,182
	Alimentation Couche-Tard Inc. Class B	2,607,935	164,117
	Sun Life Financial Inc.	3,631,422	150,381
	Rogers Communications Inc. Class B	2,195,326	117,515
	Constellation Software Inc.	121,792	114,789
	Pembina Pipeline Corp.	3,068,565	114,232
*	CGI Inc.	1,482,661	113,989
	Barrick Gold Corp.	7,196,442	113,589
	Restaurant Brands International Inc.	1,451,886	100,968
	Fortis Inc.	2,521,324	99,559
	Waste Connections Inc. (Canadian Shares)	1,020,875	97,523
	National Bank of Canada	2,048,109	97,295
	Franco-Nevada Corp.	1,118,833	94,963
	Magna International Inc.	1,882,471	93,667
	BCE Inc.	1,829,709	83,245
	Fairfax Financial Holdings Ltd.	165,843	81,400
	Intact Financial Corp.	847,051	78,279
	Thomson Reuters Corp.	1,204,521	77,704
	Agnico Eagle Mines Ltd.	1,424,835	73,051
	Teck Resources Ltd. Class B	3,090,287	71,313
	Dollarama Inc.	1,903,749	66,974
	Wheaton Precious Metals Corp.	2,719,670	65,772
	Open Text Corp.	1,584,855	65,401
	Loblaw Cos. Ltd.	1,141,875	58,465
	Emera Inc.	1,429,044	58,393
	Waste Connections Inc.	587,659	56,169
	Shaw Communications Inc. Class B	2,737,932	55,865
	Cenovus Energy Inc.	6,243,881	55,070
	Metro Inc.	1,464,782	54,965
*	Bausch Health Cos. Inc.	2,109,568	53,224
^	Kirkland Lake Gold Ltd.	1,135,321	48,914
	Gildan Activewear Inc.	1,251,785	48,444
	Barrick Gold Corp. (London Shares)	3,434,210	48,361
	Encana Corp.	9,096,255	46,678
	Power Corp. of Canada	2,130,863	45,903
	TELUS Corp.	1,214,358	44,891
	CAE Inc.	1,640,756	44,115
*,^	Canopy Growth Corp.	1,089,519	43,987
	CCL Industries Inc. Class B	888,475	43,571
	Imperial Oil Ltd.	1,453,569	40,248
	Saputo Inc.	1,337,836	40,047
	First Quantum Minerals Ltd.	4,149,842	39,421
	Inter Pipeline Ltd.	2,479,967	38,576

6

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
^	Canadian Tire Corp. Ltd. Class A	351,900	38,341
*,^	Aurora Cannabis Inc.	4,849,546	37,995
	RioCan REIT	1,870,974	37,132
	Great-West Lifeco Inc.	1,589,187	36,588
^	Algonquin Power & Utilities Corp.	2,963,134	35,909
^	WSP Global Inc.	631,482	34,763
2	Hydro One Ltd.	1,916,529	33,426
	George Weston Ltd.	436,066	33,089
	Keyera Corp.	1,278,932	32,912
*,^	Cronos Group Inc.	2,042,389	32,767
	Canadian Apartment Properties REIT	886,946	32,754
	Power Financial Corp.	1,392,432	32,026
	Onex Corp.	505,910	30,516
	H&R REIT	1,748,850	30,502
*	Kinross Gold Corp.	7,545,422	29,155
^	Parkland Fuel Corp.	887,466	28,158
	iA Financial Corp. Inc.	660,796	26,915
	Empire Co. Ltd.	1,045,532	26,331
	Cameco Corp.	2,415,760	25,900
^	AltaGas Ltd.	1,660,060	25,112
*	Air Canada Class B	825,969	25,034
	Allied Properties REIT	666,791	24,120
	TMX Group Ltd.	334,819	23,292
	CI Financial Corp.	1,401,007	22,830
	Toromont Industries Ltd.	476,816	22,600
*	BlackBerry Ltd.	3,012,670	22,453
^	Ritchie Bros Auctioneers Inc.	664,370	22,094
*	Bombardier Inc. Class B	12,886,161	21,648
	SNC-Lavalin Group Inc.	1,069,941	21,635
	Lundin Mining Corp.	3,889,070	21,412
	Methanex Corp.	468,258	21,258
	Canadian Utilities Ltd. Class A	726,027	20,491
^	PrairieSky Royalty Ltd.	1,414,029	19,868
	Tourmaline Oil Corp.	1,535,552	19,559
	SmartCentres REIT	768,681	19,494
	Element Fleet Management Corp.	2,613,553	19,079
	Finning International Inc.	1,010,945	18,427
*	B2Gold Corp.	5,999,414	18,233
^	Vermilion Energy Inc.	836,269	18,168
	FirstService Corp.	187,006	17,993
	Husky Energy Inc.	1,862,359	17,649
*	Descartes Systems Group Inc.	470,174	17,395
	Quebecor Inc. Class B	710,956	16,933
	West Fraser Timber Co. Ltd.	369,917	16,864
^	Stantec Inc.	695,857	16,701
	Pan American Silver Corp.	1,254,132	16,214
	First Capital Realty Inc.	945,421	15,782
^	Gibson Energy Inc.	883,317	15,750
	Colliers International Group Inc.	218,709	15,637
*	Stars Group Inc.	911,645	15,559
	Atco Ltd.	458,335	15,449
	Boyd Group Income Fund	120,654	15,245
	Chartwell Retirement Residences	1,302,844	15,142
	TFI International Inc.	500,305	15,140
^	IGM Financial Inc.	515,261	14,712
*	Parex Resources Inc.	911,672	14,627
	Choice Properties REIT	1,396,643	14,590
	Yamana Gold Inc.	5,742,264	14,558
	Alamos Gold Inc. Class A	2,364,178	14,262
^	Capital Power Corp.	619,456	14,262
	Granite REIT	301,330	13,873
	Northland Power Inc.	709,387	13,813
*	Detour Gold Corp.	1,087,417	13,718
*,^	Canada Goose Holdings Inc.	345,138	13,360

7

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Stella-Jones Inc.	343,061	12,381
^	Premium Brands Holdings Corp.	178,020	12,168
*	Ivanhoe Mines Ltd.	3,812,876	12,112
^	Canadian Western Bank	525,531	11,987
*	Great Canadian Gaming Corp.	342,879	11,625
	TransAlta Corp.	1,769,664	11,514
	Dream Global REIT	1,097,201	11,437
	Crescent Point Energy Corp.	3,350,175	11,077
	Cott Corp.	828,563	11,060
^	Enerplus Corp.	1,450,981	10,914
*	Pretium Resources Inc.	1,053,131	10,527
^	Cominar REIT	1,098,083	10,490
	Linamar Corp.	280,099	10,455
^	ARC Resources Ltd.	2,127,620	10,414
	OceanaGold Corp.	3,799,772	10,388
	Maple Leaf Foods Inc.	471,890	10,335
*	SSR Mining Inc.	744,962	10,194
	Osisko Gold Royalties Ltd.	931,027	9,704
*	IAMGOLD Corp.	2,853,406	9,653
*	Kinaxis Inc.	153,865	9,596
^	NFI Group Inc.	331,288	9,335
*	Centerra Gold Inc.	1,296,828	9,130
	Superior Plus Corp.	876,594	8,943
^	BRP Inc.	249,048	8,900
^	Laurentian Bank of Canada	257,825	8,856
*,^	Aphria Inc.	1,235,395	8,688
*	NovaGold Resources Inc.	1,429,030	8,413
*	Seven Generations Energy Ltd. Class A	1,700,996	8,339
^	Whitecap Resources Inc.	2,538,176	8,237
	WestJet Airlines Ltd.	344,330	8,083
^	Innergex Renewable Energy Inc.	752,783	8,013
*	SEMAFO Inc.	2,002,535	7,891
	Hudbay Minerals Inc.	1,429,441	7,739
*,^	First Majestic Silver Corp.	975,346	7,701
*	ATS Automation Tooling Systems Inc.	466,929	7,595
*	Turquoise Hill Resources Ltd.	5,995,913	7,463
^	Norbord Inc.	299,446	7,422
*	Endeavour Mining Corp.	454,549	7,411
^	Genworth MI Canada Inc.	225,333	7,131
^	Boardwalk REIT	232,912	7,086
	Enerflex Ltd.	543,946	7,082
	Artis REIT	772,409	6,860
	North West Co. Inc.	295,196	6,738
^	Cineplex Inc.	378,522	6,645
	Pason Systems Inc.	448,411	6,499
	Enghouse Systems Ltd.	237,174	6,272
	Russel Metals Inc.	370,422	6,251
*	Alacer Gold Corp.	1,791,449	6,224
	Winpak Ltd.	187,644	6,190
	TransAlta Renewables Inc.	584,715	6,184
	ShawCor Ltd.	423,841	5,929
	Northview Apartment REIT	286,209	5,879
*	MEG Energy Corp.	1,504,005	5,765
^	Eldorado Gold Corp.	964,738	5,606
	Corus Entertainment Inc. Class B	1,194,875	5,602
*,^	Home Capital Group Inc. Class B	371,046	5,494
	Dream Office REIT	298,253	5,384
	Aecon Group Inc.	358,717	5,251
*	Torex Gold Resources Inc.	508,796	5,230
	Secure Energy Services Inc.	937,590	5,112
*,^	Baytex Energy Corp.	3,290,398	5,101
^	Transcontinental Inc. Class A	456,218	5,083
	Cogeco Communications Inc.	69,244	4,980
*	Celestica Inc.	723,460	4,939

8

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
^	Westshore Terminals Investment Corp.	283,308	4,755
	Hudson’s Bay Co.	622,793	4,566
^	Mullen Group Ltd.	614,455	4,457
	ECN Capital Corp.	1,365,045	4,399
	Martinrea International Inc.	520,908	4,320
*	Gran Tierra Energy Inc.	2,418,776	3,786
*	Precision Drilling Corp.	1,814,603	3,409
	Cascades Inc.	403,690	3,249
^	Birchcliff Energy Ltd.	1,618,860	3,214
*	Canfor Corp.	376,895	3,059
	Fortis Inc. (New York Shares)	73,120	2,886
^	Peyto Exploration & Development Corp.	950,520	2,845
	CES Energy Solutions Corp.	1,512,347	2,795
*	Kelt Exploration Ltd.	917,388	2,732
^	TORC Oil & Gas Ltd.	844,019	2,636
	Just Energy Group Inc.	603,573	2,595
^	Ensign Energy Services Inc.	785,080	2,572
*	Sierra Wireless Inc.	202,405	2,450
*,^	NuVista Energy Ltd.	1,126,373	2,245
	First National Financial Corp.	91,636	2,187
*,^	Paramount Resources Ltd. Class A	420,246	2,096
*	China Gold International Resources Corp. Ltd.	1,495,282	1,873
	Morguard REIT	147,286	1,367
*,§	Tahoe Resources Inc. CVR Exp. 02/26/2028	1,805,222	702
	Dorel Industries Inc. Class B	77,557	628
	Enbridge Inc. (New York Shares)	7,620	275
			10,061,092
Denmark (1.4%)
	Novo Nordisk A/S Class B	10,114,983	516,645
	DSV A/S	1,075,620	105,916
	Vestas Wind Systems A/S	1,216,951	105,429
	Coloplast A/S Class B	811,207	91,698
	Carlsberg A/S Class B	643,745	85,423
2	Orsted A/S	912,442	78,934
	Danske Bank A/S	4,066,037	64,420
*	Genmab A/S	340,352	62,639
	Novozymes A/S	1,280,989	59,728
	Chr Hansen Holding A/S	627,632	59,063
	AP Moller - Maersk A/S Class B	36,805	45,797
	GN Store Nord A/S	784,040	36,652
	AP Moller - Maersk A/S Class A	29,912	34,786
	ISS A/S	1,130,617	34,182
	Tryg A/S	737,745	24,007
	SimCorp A/S	243,012	23,524
	Royal Unibrew A/S	309,980	22,661
*,^	Demant A/S	640,685	19,941
	Pandora A/S	546,413	19,441
^	Ambu A/S Class B	1,014,425	16,491
	Topdanmark A/S	256,455	14,474
	H Lundbeck A/S	362,008	14,339
	Jyske Bank A/S	407,235	14,126
	FLSmidth & Co. A/S	305,693	13,852
	Ringkjoebing Landbobank A/S	173,567	11,269
*	Drilling Co. of 1972 A/S	135,135	10,499
	Rockwool International A/S Class B	39,107	10,005
*	ALK-Abello A/S	39,540	9,232
*,2	Netcompany Group A/S	199,879	8,046
	Dfds A/S	184,819	7,849
	Sydbank A/S	337,339	6,435
	Schouw & Co. A/S	76,570	5,836
*,^	Bavarian Nordic A/S	198,972	4,923
*	Nilfisk Holding A/S	163,591	4,571
2	Scandinavian Tobacco Group A/S	390,770	4,557
	Spar Nord Bank A/S	492,906	4,341

9

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Alm Brand A/S	375,895	3,324
*	NKT A/S	167,533	2,580
	D/S Norden A/S	168,219	2,424
	Matas A/S	201,080	2,183
*	Bang & Olufsen A/S	202,869	1,418
	Solar A/S Class B	27,374	1,317
			1,664,977
Finland (1.1%)
	Nokia Oyj	34,339,445	171,038
	Sampo Oyj Class A	2,999,564	141,593
	Kone Oyj Class B	2,389,879	141,130
	Nordea Bank Abp (Stockholm Shares)	19,008,564	138,092
	UPM-Kymmene Oyj	3,268,442	86,964
	Neste Oyj	2,547,179	86,598
	Fortum Oyj	2,634,578	58,228
	Elisa Oyj	875,140	42,718
	Stora Enso Oyj	3,504,307	41,238
	Wartsila Oyj Abp	2,781,669	40,389
	Nokian Renkaat Oyj	823,666	25,723
	Metso Oyj	651,790	25,652
	Huhtamaki Oyj	568,278	23,372
	Kesko Oyj Class B	414,617	23,048
	Orion Oyj Class B	623,091	22,849
	Valmet Oyj	808,892	20,180
	Konecranes Oyj Class A	441,083	16,852
^	Tieto Oyj	449,395	13,321
	Cargotec Oyj Class B	297,508	11,305
	DNA Oyj	370,609	8,850
	Kemira Oyj	536,538	7,899
^	Outokumpu Oyj	1,828,554	6,252
	Cramo Oyj	257,767	6,133
	YIT Oyj	986,554	6,072
	Metsa Board Oyj	1,037,063	5,574
	Caverion Oyj	638,342	5,010
^	Citycon Oyj	467,318	4,869
*	Outotec Oyj	884,962	4,683
	Sanoma Oyj	443,056	4,273
	Ramirent Oyj	400,724	4,073
^	Ahlstrom-Munksjo Oyj	226,180	3,724
	Uponor Oyj	327,166	3,555
	Nordea Bank Abp	398,531	2,894
	Finnair Oyj	327,294	2,610
	Raisio Oyj	705,858	2,332
*	F-Secure Oyj	616,061	1,739
	Oriola Oyj	723,442	1,652
			1,212,484
France (8.5%)
	TOTAL SA	14,762,877	828,106
	LVMH Moet Hennessy Louis Vuitton SE	1,523,143	647,527
	Sanofi	6,631,607	573,119
	Airbus SE	3,367,630	476,592
	BNP Paribas SA	6,621,453	313,892
	L’Oreal SA	1,102,722	313,535
	Danone SA	3,657,958	309,727
	AXA SA	11,745,118	308,447
	Safran SA	2,016,425	294,987
	Schneider Electric SE	3,208,808	290,342
	Vinci SA	2,840,844	290,123
	Kering SA	453,531	267,684
^	Pernod Ricard SA	1,293,381	238,210
	EssilorLuxottica SA	1,796,368	234,106
	Orange SA	11,685,030	184,309
	Vivendi SA	5,919,393	162,444

10

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Cie Generale des Etablissements Michelin SCA	1,078,382	136,352
	Hermes International	188,511	135,897
	Dassault Systemes SE	806,959	128,714
	Air Liquide SA (Prime de fidelite)	890,429	124,543
	Legrand SA	1,634,786	119,517
	Air Liquide SA	845,425	118,248
	Capgemini SE	949,949	118,110
	Cie de Saint-Gobain	2,981,939	116,444
	Societe Generale SA	4,423,975	111,658
	L’Oreal SA Loyalty Line	368,925	104,896
	Credit Agricole SA	7,003,006	83,565
*	Air Liquide SA Loyalty Line 2021	593,265	82,979
	Peugeot SA	3,321,248	81,744
	Thales SA	612,280	75,630
	Veolia Environnement SA	3,061,311	74,544
	Edenred	1,457,613	74,287
	TechnipFMC plc	2,808,991	72,469
	Teleperformance	354,316	70,957
^	Renault SA	1,118,291	70,304
	STMicroelectronics NV	3,854,412	68,362
^	Publicis Groupe SA	1,283,068	67,721
^	Carrefour SA	3,419,144	65,992
	Accor SA	1,206,393	51,781
	Engie SA	3,389,138	51,392
	Gecina SA	319,711	47,855
	Atos SE	567,556	47,418
^	Valeo SA	1,455,193	47,375
	Bouygues SA	1,273,238	47,152
	Eiffage SA	454,487	44,917
	Engie	2,954,338	44,798
	Getlink SE	2,762,599	44,253
	Alstom SA	946,694	43,880
^	Bureau Veritas SA	1,678,080	41,420
*	Ubisoft Entertainment SA	522,445	40,860
	Arkema SA	438,648	40,779
	SCOR SE	913,183	40,033
	Klepierre SA	1,163,602	38,984
*,2	Worldline SA	509,576	37,023
*	Engie Loyalty Line 2021	2,400,527	36,400
	Electricite de France SA	2,817,097	35,518
*	Air Liquide SA Loyalty Line 2020	246,444	34,470
	Ingenico Group SA	379,764	33,610
	SES SA Class A	2,144,349	33,487
	Orpea	274,710	33,136
	Sodexo SA	281,724	32,935
2	Euronext NV	427,858	32,371
^	Suez	2,235,787	32,261
	Aeroports de Paris	173,247	30,567
^	Rubis SCA	540,492	30,432
*,^	Eurofins Scientific SE	68,515	30,233
	Ipsen SA	210,900	28,766
	Covivio	270,031	28,254
^	Bollore SA	5,994,679	26,451
2	Amundi SA	346,555	24,196
^	Rexel SA	1,868,549	23,716
	Wendel SA	173,677	23,677
	Sartorius Stedim Biotech	147,335	23,232
^	Altran Technologies SA	1,411,128	22,394
	CNP Assurances	980,563	22,257
^	Remy Cointreau SA	150,278	21,662
	Eutelsat Communications SA	1,131,081	21,124
	BioMerieux	254,489	21,087
	Engie Loyalty Line 2020	1,375,938	20,864
	Faurecia SA	448,375	20,796

11

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
^	Alten SA	173,002	20,742
	Natixis SA	5,117,390	20,606
	Eurazeo SE	294,268	20,505
	Dassault Aviation SA	14,168	20,370
	Sodexo Prime Fidelite	169,171	19,778
	Lagardere SCA	708,273	18,453
^	ICADE	196,900	18,038
^	Iliad SA	147,119	16,521
	Elis SA (London Shares)	809,664	14,679
	SPIE SA	739,523	13,721
	JCDecaux SA	447,227	13,543
	Gaztransport Et Technigaz SA	133,538	13,395
	Imerys SA	223,606	11,850
^	Societe BIC SA	153,791	11,715
^	Casino Guichard Perrachon SA	340,758	11,604
	Nexity SA	263,176	11,373
*	Air France-KLM	1,176,380	11,303
*	SOITEC	102,273	11,189
^	Korian SA	284,060	10,805
	Sopra Steria Group	86,780	10,112
	SEB SA Loyalty Line	54,573	9,818
	SEB SA (XPAR)	54,206	9,752
2	Elior Group SA	647,615	8,907
	Cie Plastic Omnium SA	339,888	8,839
*	CGG SA	4,299,837	8,100
*	Fnac Darty SA	106,220	7,890
2	ALD SA	494,923	7,741
	Metropole Television SA	397,931	7,527
*	SEB SA	41,119	7,397
	Television Francaise 1	646,384	6,802
*,2	Maisons du Monde SA	268,214	6,399
	IPSOS	228,166	6,016
	Nexans SA	178,151	5,984
	Rothschild & Co.	176,461	5,726
*	Altarea SCA	27,150	5,652
	Coface SA	554,658	5,594
*,^	Vallourec SA	1,855,381	5,330
	Sodexo Prime Fidelity Loyalty Line 2020	45,442	5,313
	Mercialys SA	386,124	5,095
*	Virbac SA	26,258	5,024
	Akka Technologies	65,536	4,720
	Vicat SA	93,428	4,649
^	Tarkett SA	194,658	4,557
2	Europcar Mobility Group	632,241	4,500
	Neopost SA	208,063	4,451
*,^	Genfit	220,996	4,423
	Trigano SA	47,744	4,356
	Interparfums SA	80,028	3,834
	Eramet	55,071	3,665
	Mersen SA	91,001	3,491
	Carmila SA	193,022	3,455
	FFP	31,025	3,337
	Sodexo SA - PRIME FIDELITE 2023	28,542	3,337
	LISI	101,732	3,291
*,2	Neoen SA	130,185	3,176
*,^	DBV Technologies SA	175,330	2,940
	Electricite de France SA (Prime de fidelite)	229,038	2,888
*	SEB Prime Fidelite	15,997	2,878
	Bonduelle SCA	84,233	2,759
*,2	SMCP SA	147,150	2,480

12

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Beneteau SA	223,150	2,456
	Manitou BF SA	75,283	2,325
	Derichebourg SA	572,747	2,201
*	GL Events	81,920	2,143
*	Technicolor SA	2,242,226	2,077
	Vilmorin & Cie SA	35,698	2,043
	Guerbet	33,254	1,803
*,2	X-Fab Silicon Foundries SE	319,844	1,798
	Jacquet Metal Service SA	84,366	1,724
	Synergie SA	41,129	1,484
	Albioma SA	52,983	1,405
*	Pharmagest Inter@ctive	20,431	1,354
*	Albioma	39,928	1,058
	Groupe Crit	15,148	1,022
	Etablissements Maurel et Prom	301,678	999
	AKWEL	50,714	928
	Albioma Prime Fidelite	34,044	902
	Albioma ACT Prime Fidelite	32,290	856
	Sodexo Prime Fidelity	6,158	720
	Boiron SA	15,337	651
	Haulotte Group SA	74,843	604
*,^	Bourbon Corp.	168,814	403
	Union Financiere de France BQE SA	17,333	369
	Esso SA Francaise	12,846	360
			9,813,979
Germany (7.2%)
	SAP SE	5,926,319	812,450
	Allianz SE	2,581,709	622,647
	Siemens AG	4,632,975	551,580
	BASF SE	5,602,567	407,582
	Bayer AG	5,712,788	396,241
	adidas AG	1,196,352	370,116
	Deutsche Telekom AG	19,724,636	341,722
	Daimler AG	5,262,368	293,492
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	852,249	213,623
	Deutsche Post AG	5,961,074	196,100
	Volkswagen AG Preference Shares	1,118,394	188,380
	Deutsche Boerse AG	1,122,688	158,490
	Vonovia SE	3,173,760	151,610
	Bayerische Motoren Werke AG	1,960,189	144,892
	E.ON SE	13,268,818	143,968
	Infineon Technologies AG	7,630,573	135,593
	Fresenius SE & Co. KGaA	2,487,007	135,044
	Wirecard AG	698,548	117,926
	Henkel AG & Co. KGaA Preference Shares	1,064,171	104,097
	Fresenius Medical Care AG & Co. KGaA	1,303,867	102,397
	Continental AG	662,750	96,509
	Deutsche Bank AG	12,511,042	96,473
	Merck KGaA	792,565	82,784
	Deutsche Wohnen SE	2,188,348	80,188
	RWE AG	3,230,021	79,703
	MTU Aero Engines AG	316,472	75,482
	Symrise AG Class A	771,079	74,247
	HeidelbergCement AG	908,098	73,488
	Beiersdorf AG	610,685	73,225
	Porsche Automobil Holding SE Preference Shares	936,625	60,679
	Hannover Rueck SE	367,695	59,454
	Henkel AG & Co. KGaA	624,773	57,421
*	QIAGEN NV	1,338,399	54,462
2	Covestro AG	1,040,863	52,990
	Brenntag AG	949,251	46,577
	Commerzbank AG	6,367,853	45,730
	LEG Immobilien AG	386,482	43,589
	Sartorius AG Preference Shares	208,872	42,836

13

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
^	thyssenkrupp AG	2,854,311	41,675
*,2	Zalando SE	828,737	36,694
	Uniper SE	1,195,095	36,214
*,2	Scout24 AG	659,685	35,065
	Volkswagen AG	198,886	34,114
^	Aroundtown SA	4,124,881	34,031
2	Siemens Healthineers AG	796,582	33,566
	Puma SE	499,970	33,368
	LANXESS AG	560,167	33,268
	Knorr-Bremse AG	294,714	32,875
	Rheinmetall AG	263,198	32,258
*,2	Delivery Hero SE	670,822	30,450
	Evonik Industries AG	1,022,550	29,795
	GEA Group AG	1,018,448	28,904
	KION Group AG	432,763	27,368
	HUGO BOSS AG	391,235	26,074
	Deutsche Lufthansa AG	1,460,847	25,047
	United Internet AG	703,531	23,179
*	Evotec SE	822,577	23,030
	Carl Zeiss Meditec AG	224,227	22,116
	ProSiebenSat.1 Media SE	1,394,582	21,847
	K&S AG	1,171,482	21,796
	Bayerische Motoren Werke AG Preference Shares	348,529	21,595
	Nemetschek SE	333,279	20,078
2	Innogy SE Ordinary Shares	422,266	20,024
^	Axel Springer SE	272,670	19,178
	Bechtle AG	166,173	19,124
*	Dialog Semiconductor plc	468,205	18,840
^	METRO AG	1,030,947	18,838
	Fraport AG Frankfurt Airport Services Worldwide	216,886	18,669
*	MorphoSys AG	192,168	18,510
	TAG Immobilien AG	775,691	17,917
^	OSRAM Licht AG	541,143	17,876
	Fuchs Petrolub SE Preference Shares	445,309	17,483
^	GRENKE AG	161,615	17,376
	alstria office REIT-AG	968,601	15,679
	Freenet AG	783,176	15,668
	CTS Eventim AG & Co. KGaA	335,398	15,595
^	Grand City Properties SA	674,859	15,435
	Innogy SE	358,996	15,378
	TLG Immobilien AG	518,869	15,190
	HOCHTIEF AG	122,618	14,932
	Gerresheimer AG	193,361	14,252
	Rational AG	20,203	13,924
	Hella GmbH & Co. KGaA	271,222	13,364
	RTL Group SA	231,079	11,827
	Telefonica Deutschland Holding AG	4,098,371	11,462
*,2	Rocket Internet SE	394,367	11,362
	Stroeer SE & Co. KGaA	150,721	11,323
	CompuGroup Medical SE	139,459	11,263
	Aurubis AG	223,953	10,938
	CANCOM SE	202,284	10,737
	Fielmann AG	147,970	10,716
	Software AG	299,528	10,294
	Duerr AG	300,826	10,278
	Talanx AG	235,345	10,199
	Jenoptik AG	309,426	10,006
	Aareal Bank AG	362,699	9,555
	1&1 Drillisch AG	280,369	9,355
	Siltronic AG	128,150	9,312
2	Deutsche Pfandbriefbank AG	760,680	9,159
	Jungheinrich AG Preference Shares	291,653	9,003
^	Deutsche EuroShop AG	311,263	8,602
	Sixt SE	76,157	8,149

14

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Norma Group SE	195,972	8,122
	Suedzucker AG	470,023	7,965
	Sixt SE Preference Shares	107,076	7,803
2	DWS Group GmbH & Co. KGaA	214,214	7,478
2	ADO Properties SA	178,171	7,368
	Deutz AG	751,352	7,310
	Krones AG	90,246	7,271
	XING SE	16,933	7,240
	Wacker Chemie AG	91,554	7,235
2	Hapag-Lloyd AG	164,664	7,209
	S&T AG	298,765	6,981
	Stabilus SA	148,231	6,868
*	Hypoport AG	24,850	6,784
2	Befesa SA	169,370	6,745
	RWE AG Preference Shares	272,186	6,736
	FUCHS PETROLUB SE	187,421	6,672
*	CECONOMY AG	1,090,586	6,667
	Salzgitter AG	232,361	6,659
*,^	AIXTRON SE	638,454	6,099
	TUI AG	619,858	6,064
	DMG Mori AG	119,991	5,948
	Pfeiffer Vacuum Technology AG	39,609	5,820
	Bilfinger SE	176,168	5,701
	PATRIZIA AG	264,420	5,478
*	Nordex SE	379,547	5,240
	RIB Software SE	252,820	5,193
	Indus Holding AG	115,348	5,181
*,^	zooplus AG	36,976	5,049
*	Varta AG	80,047	4,970
	KWS Saat SE	62,265	4,539
	Washtec AG	64,372	4,376
	Isra Vision AG	93,392	4,161
	Wacker Neuson SE	157,322	3,955
	Hamburger Hafen und Logistik AG	148,344	3,925
	RHOEN-KLINIKUM AG	123,636	3,779
	Koenig & Bauer AG	82,846	3,419
	Schaeffler AG Preference Shares	448,223	3,329
*,^	Leoni AG	199,397	3,298
	DIC Asset AG	279,119	3,223
	Hornbach Holding AG & Co. KGaA	53,184	3,022
	Takkt AG	204,076	2,971
	Draegerwerk AG & Co. KGaA Preference Shares	45,810	2,886
	Kloeckner & Co. SE	445,002	2,661
	Deutsche Beteiligungs AG	66,860	2,579
*,^	Heidelberger Druckmaschinen AG	1,603,698	2,575
	Dermapharm Holding SE	70,215	2,422
	BayWa AG	83,175	2,406
	Wuestenrot & Wuerttembergische AG	111,381	2,396
*	SGL Carbon SE	292,491	2,375
^	Corestate Capital Holding SA	64,565	2,208
	Bertrandt AG	29,728	2,112
	comdirect bank AG	175,675	1,979
	Vossloh AG	53,124	1,954
*	SMA Solar Technology AG	56,422	1,639
*,2	Tele Columbus AG	554,921	1,115
*,^	ElringKlinger AG	170,712	1,030
	Draegerwerk AG & Co. KGaA	20,836	997
	CropEnergies AG	107,543	756
	Hornbach Baumarkt AG	242	5
			8,302,934
Hong Kong (3.4%)
	AIA Group Ltd.	74,020,720	799,343
	Hong Kong Exchanges & Clearing Ltd.	7,708,300	272,412
	CK Hutchison Holdings Ltd.	16,388,452	161,652

15

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Link REIT	12,890,309	158,621
	Sun Hung Kai Properties Ltd.	8,697,921	147,561
	Hong Kong & China Gas Co. Ltd.	60,368,624	133,832
	CK Asset Holdings Ltd.	16,455,502	128,914
	CLP Holdings Ltd.	10,050,424	110,754
	Hang Seng Bank Ltd.	4,427,650	110,206
	Galaxy Entertainment Group Ltd.	13,112,682	88,209
	BOC Hong Kong Holdings Ltd.	21,943,211	86,394
	Jardine Matheson Holdings Ltd.	1,305,336	82,331
	Sands China Ltd.	14,716,018	70,299
	China Mengniu Dairy Co. Ltd.	16,336,845	63,340
	Power Assets Holdings Ltd.	8,388,023	60,344
	MTR Corp. Ltd.	8,754,310	58,968
	Techtronic Industries Co. Ltd.	7,617,801	58,359
	New World Development Co. Ltd.	35,038,688	54,806
	Wharf Real Estate Investment Co. Ltd.	7,431,106	52,370
2	WH Group Ltd.	51,399,271	52,139
	Hongkong Land Holdings Ltd.	7,105,024	45,797
	Henderson Land Development Co. Ltd.	7,948,576	43,823
	Jardine Strategic Holdings Ltd.	1,112,338	42,444
	Swire Pacific Ltd. Class A	3,092,331	37,996
	Wheelock & Co. Ltd.	4,995,892	35,874
	Lenovo Group Ltd.	45,474,000	35,210
	Sino Land Co. Ltd.	19,519,775	32,736
	CK Infrastructure Holdings Ltd.	3,812,805	31,075
	Hang Lung Properties Ltd.	12,363,662	29,413
	Want Want China Holdings Ltd.	33,532,109	27,269
	Swire Properties Ltd.	6,431,096	25,999
	AAC Technologies Holdings Inc.	4,201,713	23,771
	Vitasoy International Holdings Ltd.	4,853,061	23,338
	Bank of East Asia Ltd.	7,697,454	21,525
*,^	Semiconductor Manufacturing International Corp.	18,566,172	20,695
	Wynn Macau Ltd.	8,911,313	19,949
	Wharf Holdings Ltd.	7,425,899	19,681
	Hysan Development Co. Ltd.	3,750,378	19,379
	Tingyi Cayman Islands Holding Corp.	11,475,045	19,170
	ASM Pacific Technology Ltd.	1,863,020	19,100
2	Samsonite International SA	7,886,387	18,147
	NWS Holdings Ltd.	8,628,764	17,747
	Kerry Properties Ltd.	3,652,766	15,343
	Hang Lung Group Ltd.	5,347,772	14,844
	PCCW Ltd.	25,153,638	14,516
	Dairy Farm International Holdings Ltd.	1,842,743	13,172
	SJM Holdings Ltd.	11,362,465	12,921
	Xinyi Glass Holdings Ltd.	12,256,622	12,875
	Sun Art Retail Group Ltd.	13,496,965	12,791
	Yue Yuen Industrial Holdings Ltd.	4,296,115	11,783
	Minth Group Ltd.	4,205,124	11,341
	Fortune REIT	8,194,044	11,265
	NagaCorp Ltd.	9,144,432	11,247
2	BOC Aviation Ltd.	1,286,107	10,778
	Swire Pacific Ltd. Class B	5,681,318	10,777
	Melco International Development Ltd.	4,785,639	10,590
	HKBN Ltd.	5,783,752	10,429
	Xinyi Solar Holdings Ltd.	20,668,196	10,213
	Champion REIT	12,123,568	10,102
	PRADA SPA	3,161,855	9,777
*	United Energy Group Ltd.	45,489,171	8,917
	VTech Holdings Ltd.	975,325	8,742
	Shangri-La Asia Ltd.	6,834,920	8,608
	Uni-President China Holdings Ltd.	7,000,968	7,798
	MGM China Holdings Ltd.	4,536,983	7,707
	SITC International Holdings Co. Ltd.	7,237,863	7,391
	Great Eagle Holdings Ltd.	1,696,688	7,260

16

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Chow Tai Fook Jewellery Group Ltd.	6,597,173	7,177
	Luk Fook Holdings International Ltd.	2,062,780	6,461
	Li & Fung Ltd.	35,737,386	6,235
	Nexteer Automotive Group Ltd.	4,884,943	6,083
	IGG Inc.	5,412,937	6,054
	Kerry Logistics Network Ltd.	3,355,862	6,047
	Hongkong & Shanghai Hotels Ltd.	4,627,514	6,025
	Cafe de Coral Holdings Ltd.	1,994,109	5,933
	First Pacific Co. Ltd.	14,319,867	5,811
	Cathay Pacific Airways Ltd.	3,745,272	5,597
	L’Occitane International SA	2,774,914	5,481
	Shui On Land Ltd.	22,368,014	5,190
	Sunlight REIT	6,577,365	5,042
*	MMG Ltd.	14,165,883	4,957
*,^,2	Razer Inc.	22,420,723	4,824
^	Haitong International Securities Group Ltd.	14,727,461	4,814
	Shougang Fushan Resources Group Ltd.	21,933,315	4,776
	Pacific Basin Shipping Ltd.	25,664,148	4,702
	Shun Tak Holdings Ltd.	11,253,451	4,504
	Towngas China Co. Ltd.	6,212,958	4,476
	Johnson Electric Holdings Ltd.	2,087,975	4,464
	K Wah International Holdings Ltd.	7,612,451	4,444
	Asia Cement China Holdings Corp.	2,654,000	4,255
	Dah Sing Financial Holdings Ltd.	895,124	4,183
	Lifestyle International Holdings Ltd.	2,775,883	4,061
	Man Wah Holdings Ltd.	9,093,515	4,013
	Dah Sing Banking Group Ltd.	2,219,092	4,006
	Gemdale Properties & Investment Corp. Ltd.	33,423,776	3,981
	Value Partners Group Ltd.	5,535,807	3,697
*	COFCO Meat Holdings Ltd.	10,544,876	3,516
^	Guotai Junan International Holdings Ltd.	19,483,667	3,369
	CITIC Telecom International Holdings Ltd.	8,465,595	3,357
	Mandarin Oriental International Ltd.	1,822,909	3,246
*,^	Suncity Group Holdings Ltd.	13,220,000	3,232
	SUNeVision Holdings Ltd.	3,654,000	3,184
	Road King Infrastructure Ltd.	1,542,105	3,183
	Prosperity REIT	7,251,063	3,166
	China Travel International Investment Hong Kong Ltd.	15,202,841	3,153
	Television Broadcasts Ltd.	1,828,399	3,058
	Giordano International Ltd.	6,959,213	3,050
	Pou Sheng International Holdings Ltd.	12,564,071	2,909
	Far East Consortium International Ltd.	5,918,763	2,725
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,425,000	2,556
	Chinese Estates Holdings Ltd.	2,804,553	2,534
2	FIT Hon Teng Ltd.	6,211,814	2,513
	Pacific Textiles Holdings Ltd.	3,165,430	2,506
^,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,714,009	2,488
	Dynam Japan Holdings Co. Ltd.	1,780,681	2,359
	SmarTone Telecommunications Holdings Ltd.	2,368,848	2,258
	Huabao International Holdings Ltd.	5,311,030	2,245
*,^	Agritrade Resources Ltd.	14,695,000	2,128
	Chow Sang Sang Holdings International Ltd.	1,433,542	2,114
	Canvest Environmental Protection Group Co. Ltd.	4,505,821	2,109
*,^	Camsing International Holding Ltd.	2,274,000	2,090
	VSTECS Holdings Ltd.	3,754,000	2,085
*,^	Esprit Holdings Ltd.	10,814,690	2,064
*,^	FIH Mobile Ltd.	18,188,100	2,028
^	SA Sa International Holdings Ltd.	6,762,431	1,942
^	Microport Scientific Corp.	2,558,904	1,902
^	NOVA Group Holdings Ltd.	7,035,000	1,856
*,^,§	Town Health International Medical Group Ltd.	20,414,000	1,803
	Hutchison Telecommunications Hong Kong Holdings Ltd.	7,408,533	1,747
	Inspur International Ltd.	3,552,253	1,736
	Anton Oilfield Services Group	12,952,652	1,715

17

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
2	Regina Miracle International Holdings Ltd.	2,030,993	1,619
	TPV Technology Ltd.	5,231,610	1,582
	Sun Hung Kai & Co. Ltd.	3,373,891	1,576
^	United Laboratories International Holdings Ltd.	2,867,654	1,537
2	IMAX China Holding Inc.	626,010	1,530
2	Crystal International Group Ltd.	3,346,288	1,488
^	Nan Hai Corp. Ltd.	73,194,853	1,461
*,^	Digital Domain Holdings Ltd.	100,192,403	1,461
*	GCL New Energy Holdings Ltd.	37,854,541	1,454
*,^	Beijing Sports and Entertainment Industry Group Ltd.	5,185,000	1,428
*,^	HC Group Inc.	3,476,594	1,419
*,^	Hong Kong Television Network Ltd.	2,463,385	1,413
^	China Harmony New Energy Auto Holding Ltd.	4,084,318	1,382
*,§	Convoy Global Holdings Ltd.	62,200,399	1,330
*,^	Truly International Holdings Ltd.	9,135,276	1,311
*,^	Macau Legend Development Ltd.	9,228,847	1,298
	Singamas Container Holdings Ltd.	8,626,229	1,291
*,^	NewOcean Energy Holdings Ltd.	5,288,518	1,200
*	Goodbaby International Holdings Ltd.	5,136,542	1,166
*	Honghua Group Ltd.	12,907,067	1,142
	Texwinca Holdings Ltd.	3,719,015	1,139
	Glory Sun Financial Group Ltd.	22,343,219	1,130
	Ju Teng International Holdings Ltd.	4,567,147	1,100
*,^	We Solutions Ltd.	19,441,041	1,059
*	G-Resources Group Ltd.	128,983,837	1,041
	Lee’s Pharmaceutical Holdings Ltd.	1,502,214	1,009
*	Beijing Enterprises Medical & Health Group Ltd.	28,203,608	874
*	Lifestyle China Group Ltd.	2,624,750	860
2	CGN New Energy Holdings Co. Ltd.	6,478,299	853
	Emperor Capital Group Ltd.	22,734,249	845
*	China Strategic Holdings Ltd.	85,394,224	744
*	China LNG Group Ltd.	9,303,799	715
*,^	KuangChi Science Ltd.	10,027,510	617
*	New World Department Store China Ltd.	3,151,539	605
	EVA Precision Industrial Holdings Ltd.	6,277,277	562
^	BOE Varitronix Ltd.	1,848,084	543
	Henderson Investment Ltd.	6,014,837	531
*,^	Future World Financial Holdings Ltd.	49,962,251	505
	Emperor Watch & Jewellery Ltd.	17,347,004	455
	Shenwan Hongyuan HK Ltd.	2,523,758	449
^	Parkson Retail Group Ltd.	4,475,123	390
*	China Silver Group Ltd.	5,674,857	386
*,^	Global Brands Group Holding Ltd.	3,620,867	324
	Chong Hing Bank Ltd.	160,430	274
*,§	Brightoil Petroleum Holdings Ltd.	10,098,301	259
*	Sunshine Oilsands Ltd.	25,118,287	257
*,^	Panda Green Energy Group Ltd.	5,896,314	171
^	China LotSynergy Holdings Ltd.	4,018,264	159
	China Baoli Technologies Holdings Ltd.	10,554,643	134
*	Mei Ah Entertainment Group Ltd.	3,759,482	91
*	Good Resources Holdings Ltd.	1,644,532	27
*	Sino Oil And Gas Holdings Ltd.	705,000	10
			3,913,604
Ireland (0.3%)
	Kerry Group plc Class A	891,883	106,491
	Kingspan Group plc	917,473	49,845
	CRH plc (Dublin Shares)	952,351	31,130
	Bank of Ireland Group plc	5,619,848	29,401
	AIB Group plc	4,805,678	19,664
	Glanbia plc (Irish Shares)	1,205,564	19,602
	Green REIT plc	4,150,274	8,542
	C&C Group plc	1,900,382	8,443
	Hibernia REIT plc	4,253,818	7,016
	Dalata Hotel Group plc	1,118,763	5,992

18

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Cairn Homes plc	3,991,008	5,394
	Irish Continental Group plc	965,314	4,790
*	Permanent TSB Group Holdings plc	690,650	958
*	Cairn Homes plc Dublin Shares	635,556	868
*,§	Irish Bank Resolution Corp. Ltd.	257,065	—
			298,136
Israel (0.4%)
	Bank Leumi Le-Israel BM	9,087,324	65,684
*	Teva Pharmaceutical Industries Ltd.	5,919,310	54,260
*	Nice Ltd.	380,329	52,065
*	Bank Hapoalim BM	6,637,098	49,289
	Israel Discount Bank Ltd. Class A	7,093,784	28,924
	Israel Chemicals Ltd.	4,208,849	22,143
	Elbit Systems Ltd.	143,591	21,424
*	Mizrahi Tefahot Bank Ltd.	800,291	18,487
	Azrieli Group Ltd.	224,165	15,042
*	Tower Semiconductor Ltd.	641,292	9,846
	Bezeq The Israeli Telecommunication Corp. Ltd.	12,447,077	9,428
	Paz Oil Co. Ltd.	61,954	8,726
	Alony Hetz Properties & Investments Ltd.	635,846	8,263
*	Airport City Ltd.	440,410	8,099
	First International Bank Of Israel Ltd.	316,103	7,986
	Strauss Group Ltd.	252,618	7,273
	Reit 1 Ltd.	1,085,938	5,575
*	Israel Corp. Ltd.	22,743	5,540
	Harel Insurance Investments & Financial Services Ltd.	725,239	5,445
	Delek Group Ltd.	30,377	5,225
	Amot Investments Ltd.	784,671	5,218
	Melisron Ltd.	96,689	5,213
*	Oil Refineries Ltd.	9,323,609	4,789
	Shufersal Ltd.	683,454	4,560
	Phoenix Holdings Ltd.	743,444	4,509
	Gazit-Globe Ltd.	538,985	4,459
*	Nova Measuring Instruments Ltd.	168,669	4,202
*	Clal Insurance Enterprises Holdings Ltd.	240,013	4,002
*	Jerusalem Economy Ltd.	1,016,886	3,901
	Shikun & Binui Ltd.	1,173,578	3,425
	Electra Ltd.	10,239	2,862
	Matrix IT Ltd.	189,738	2,733
	Hilan Ltd.	82,340	2,679
	Shapir Engineering and Industry Ltd.	685,858	2,518
	Sella Capital Real Estate Ltd.	1,142,042	2,510
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	45,797	2,388
*	Africa Israel Properties Ltd.	73,419	2,369
	Formula Systems 1985 Ltd.	45,544	2,349
*	Partner Communications Co. Ltd.	547,031	2,341
	Bayside Land Corp.	4,338	2,294
	Kenon Holdings Ltd.	102,508	2,175
	Menora Mivtachim Holdings Ltd.	135,267	2,054
	Migdal Insurance & Financial Holding Ltd.	1,919,311	2,013
*	Big Shopping Centers Ltd.	26,422	1,910
	AudioCodes Ltd.	123,869	1,877
	IDI Insurance Co. Ltd.	44,712	1,740
	Delta Galil Industries Ltd.	56,125	1,653
	Gilat Satellite Networks Ltd.	174,451	1,499
	Naphtha Israel Petroleum Corp. Ltd.	209,361	1,371
*	Brack Capital Properties NV	14,032	1,326
*	Allot Ltd.	165,766	1,184
*	Cellcom Israel Ltd. (Registered)	377,206	1,081
	Delek Automotive Systems Ltd.	208,748	958
*	Teva Pharmaceutical Industries Ltd. ADR	95,578	882
*	Kamada Ltd.	148,777	805
	Norstar Holdings Inc.	48,272	677
	Property & Building Corp. Ltd.	5,883	575

19

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Ormat Technologies Inc.	1	—
			501,825
Italy (2.2%)
	Enel SPA	47,517,232	331,468
	Eni SPA	15,298,370	254,371
	Intesa Sanpaolo SPA (Registered)	91,526,207	195,940
	UniCredit SPA	13,683,201	168,424
	Assicurazioni Generali SPA	7,855,015	147,891
	Ferrari NV	760,645	123,331
	Fiat Chrysler Automobiles NV	6,733,495	93,450
	Atlantia SPA	3,254,000	84,852
^	Snam SPA	13,936,573	69,332
	CNH Industrial NV	6,031,525	61,963
	Terna Rete Elettrica Nazionale SPA	8,631,686	54,998
	Moncler SPA	1,121,172	48,055
	Mediobanca Banca di Credito Finanziario SPA	4,447,603	45,863
	EXOR NV	636,387	44,584
	Tenaris SA	2,856,025	37,459
*	Telecom Italia SPA (Registered)	66,160,504	36,121
	FinecoBank Banca Fineco SPA	3,039,129	33,903
^	Prysmian SPA	1,606,142	33,186
	Davide Campari-Milano SPA	3,384,131	33,153
	Leonardo SPA	2,359,112	29,929
2	Poste Italiane SPA	2,786,116	29,359
	Recordati SPA	580,632	24,201
	Italgas SPA	2,985,997	20,069
	Hera SPA	4,972,882	19,021
*,^	Banco BPM SPA	9,244,455	18,828
^	Telecom Italia SPA (Bearer)	35,650,211	18,485
*	Saipem SPA	3,463,563	17,284
	Amplifon SPA	729,143	17,085
	A2A SPA	9,467,586	16,435
	DiaSorin SPA	138,625	16,104
^	Unione di Banche Italiane SPA	5,843,368	15,954
2	Pirelli & C SPA	2,636,920	15,565
	Interpump Group SPA	488,797	15,041
2	Infrastrutture Wireless Italiane SPA	1,477,042	14,482
	Unipol Gruppo SPA	2,919,184	14,224
^	Azimut Holding SPA	732,488	14,115
	Banca Mediolanum SPA	1,744,248	12,848
	Freni Brembo SPA	914,926	10,529
	Iren SPA	4,013,723	10,435
	Cerved Group SPA	1,171,956	10,401
	Banca Generali SPA	346,404	9,975
	Salvatore Ferragamo SPA	405,521	9,683
^	BPER Banca	2,306,168	9,400
^	UnipolSai Assicurazioni SPA	3,547,101	9,114
2	Enav SPA	1,548,110	8,787
	IMA Industria Macchine Automatiche SPA	102,839	8,528
	Societa Cattolica di Assicurazioni SC	952,954	8,523
	Reply SPA	124,020	8,463
	Buzzi Unicem SPA	399,450	8,110
	Autogrill SPA	771,751	8,095
	Societa Iniziative Autostradali e Servizi SPA	428,962	7,970
	De’ Longhi SPA	392,480	7,943
2	Technogym SPA	678,330	7,558
	Brunello Cucinelli SPA	200,826	6,781
	ERG SPA	330,305	6,764
	ASTM SPA	205,478	6,645
*,^	Mediaset SPA	1,882,409	6,153
	Banca Popolare di Sondrio SCPA	2,722,921	6,041
2	Anima Holding SPA	1,727,954	5,875
	Saras SPA	3,412,474	5,151
	ACEA SPA	266,557	5,076

20

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	MARR SPA	199,438	4,553
	Tamburi Investment Partners SPA	615,674	3,932
2	Banca Farmafactoring SPA	670,533	3,737
^	Tod’s SPA	79,571	3,713
*,^	Juventus Football Club SPA	2,191,816	3,691
2	RAI Way SPA	564,630	3,379
	Buzzi Unicem SPA RSP	237,595	3,324
2	doValue SPA	249,808	3,323
	Fincantieri SPA	2,789,373	3,128
2	Carel Industries SPA	255,700	3,113
	Danieli & C Officine Meccaniche SPA RSP	235,975	2,966
	Piaggio & C SPA	972,048	2,852
	Maire Tecnimont SPA	870,306	2,822
	Datalogic SPA	117,635	2,333
	Zignago Vetro SPA	188,496	2,282
	Credito Emiliano SPA	459,099	2,212
	Immobiliare Grande Distribuzione SIIQ SPA	311,480	2,054
*,^	Banca Monte dei Paschi di Siena SPA	1,657,724	2,031
2	Gima TT SPA	218,844	2,027
	Cementir Holding SPA	279,567	2,027
*,^	Salini Impregilo SPA	939,117	1,897
*,^,2	OVS SPA	1,096,657	1,884
	CIR-Compagnie Industriali Riunite SPA	1,725,458	1,846
	Banca IFIS SPA	130,556	1,762
	Italmobiliare SPA	67,138	1,620
	Danieli & C Officine Meccaniche SPA	78,234	1,434
*	Arnoldo Mondadori Editore SPA	679,942	1,225
	Cairo Communication SPA	379,091	1,139
	Biesse SPA	78,443	1,007
	Rizzoli Corriere Della Sera Mediagroup SPA	743,731	788
	DeA Capital SPA	540,849	785
	Geox SPA	460,767	669
			2,494,928
Japan (21.1%)
	Toyota Motor Corp.	15,255,538	946,817
	SoftBank Group Corp.	10,425,716	502,158
	Sony Corp.	7,651,227	402,072
	Mitsubishi UFJ Financial Group Inc.	76,309,679	363,461
	Keyence Corp.	551,111	339,883
	Takeda Pharmaceutical Co. Ltd.	8,348,434	296,977
	Sumitomo Mitsui Financial Group Inc.	8,082,292	286,482
	Honda Motor Co. Ltd.	10,654,484	275,512
	KDDI Corp.	10,615,789	270,137
	Recruit Holdings Co. Ltd.	7,315,086	244,923
	Nintendo Co. Ltd.	652,343	239,344
	Shin-Etsu Chemical Co. Ltd.	2,436,034	227,920
	Mizuho Financial Group Inc.	155,238,581	225,737
	Kao Corp.	2,909,584	222,014
	Central Japan Railway Co.	1,104,483	221,458
	FANUC Corp.	1,187,144	220,586
	Daikin Industries Ltd.	1,621,263	212,286
	East Japan Railway Co.	2,229,981	208,824
	Hitachi Ltd.	5,656,432	208,115
	Mitsubishi Corp.	7,872,232	208,027
	Daiichi Sankyo Co. Ltd.	3,887,369	203,875
	Tokio Marine Holdings Inc.	4,025,299	201,971
	Nidec Corp.	1,424,345	195,612
	Fast Retailing Co. Ltd.	313,976	190,049
^	Canon Inc.	6,281,207	183,933
	Nippon Telegraph & Telephone Corp.	3,911,487	182,235
	Shiseido Co. Ltd.	2,374,827	179,624
	Hoya Corp.	2,247,258	172,711
	Mitsui & Co. Ltd.	10,348,025	168,910
	NTT DOCOMO Inc.	7,140,749	166,607

21

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Astellas Pharma Inc.	11,559,423	164,731
	ITOCHU Corp.	8,416,724	161,239
	Mitsubishi Electric Corp.	12,086,546	159,785
	Seven & i Holdings Co. Ltd.	4,713,350	159,695
^	Japan Tobacco Inc.	7,236,697	159,523
	Murata Manufacturing Co. Ltd.	3,487,201	156,996
	Bridgestone Corp.	3,656,044	144,227
	Oriental Land Co. Ltd.	1,150,652	142,748
	Mitsui Fudosan Co. Ltd.	5,746,490	139,664
	Komatsu Ltd.	5,589,360	135,697
	Mitsubishi Estate Co. Ltd.	7,226,880	134,691
	Tokyo Electron Ltd.	952,749	133,914
	SMC Corp.	354,386	132,850
	Softbank Corp.	9,812,399	127,471
	Suzuki Motor Corp.	2,629,286	123,698
	Kyocera Corp.	1,874,789	122,843
	Terumo Corp.	3,963,144	118,393
	Denso Corp.	2,783,003	117,348
	ORIX Corp.	7,849,695	117,313
	Daiwa House Industry Co. Ltd.	3,967,596	115,936
	Kubota Corp.	6,797,038	113,555
	FUJIFILM Holdings Corp.	2,211,090	112,257
	Panasonic Corp.	13,029,512	108,838
	Kirin Holdings Co. Ltd.	4,928,435	106,417
	Asahi Group Holdings Ltd.	2,327,599	104,785
	Sumitomo Corp.	6,858,077	104,161
	Secom Co. Ltd.	1,184,787	102,093
	Dai-ichi Life Holdings Inc.	6,709,048	101,506
	Shionogi & Co. Ltd.	1,718,524	99,301
	Toshiba Corp.	3,158,335	98,460
	MS&AD Insurance Group Holdings Inc.	3,008,624	95,633
	JXTG Holdings Inc.	18,928,994	94,340
	Japan Post Holdings Co. Ltd.	8,114,052	91,892
	Eisai Co. Ltd.	1,613,914	91,471
	Subaru Corp.	3,745,165	91,184
	West Japan Railway Co.	1,114,434	90,197
	Chugai Pharmaceutical Co. Ltd.	1,323,588	86,685
	Sumitomo Realty & Development Co. Ltd.	2,415,210	86,404
	Nippon Steel Corp.	4,993,537	85,939
	Nissan Motor Co. Ltd.	11,799,071	84,510
	Otsuka Holdings Co. Ltd.	2,556,687	83,544
	Fujitsu Ltd.	1,172,804	81,963
	Sumitomo Mitsui Trust Holdings Inc.	2,255,271	81,938
	Sompo Holdings Inc.	2,111,807	81,688
	Asahi Kasei Corp.	7,599,966	81,248
	Olympus Corp.	6,863,208	76,380
	Mitsubishi Heavy Industries Ltd.	1,745,457	76,123
	Sysmex Corp.	1,158,548	75,792
	Aeon Co. Ltd.	4,280,603	73,667
	Unicharm Corp.	2,368,106	71,395
	Nomura Holdings Inc.	20,142,256	71,307
	Shimano Inc.	478,279	71,269
	Toray Industries Inc.	9,275,686	70,472
	Marubeni Corp.	9,547,635	63,375
	Tokyo Gas Co. Ltd.	2,646,782	62,390
	Omron Corp.	1,161,234	60,902
	Sumitomo Electric Industries Ltd.	4,595,126	60,484
	Nitori Holdings Co. Ltd.	454,494	60,312
	NEC Corp.	1,526,616	60,242
	Chubu Electric Power Co. Inc.	4,265,734	59,922
	MEIJI Holdings Co. Ltd.	818,159	58,499
	Sekisui House Ltd.	3,547,084	58,444
	Bandai Namco Holdings Inc.	1,191,028	57,794
	Rakuten Inc.	4,829,063	57,732

22

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	TDK Corp.	732,660	57,070
	Resona Holdings Inc.	13,388,568	55,852
	Mitsubishi Chemical Holdings Corp.	7,771,450	54,410
	Yaskawa Electric Corp.	1,588,582	54,325
	Toyota Industries Corp.	976,393	53,851
	Tokyu Corp.	3,016,230	53,552
	Daito Trust Construction Co. Ltd.	414,933	52,917
	Kintetsu Group Holdings Co. Ltd.	1,095,549	52,523
	Japan Exchange Group Inc.	3,273,107	52,130
	Ajinomoto Co. Inc.	2,990,170	51,876
	NTT Data Corp.	3,851,274	51,422
	Kansai Electric Power Co. Inc.	4,438,679	50,882
	Makita Corp.	1,488,278	50,814
	Inpex Corp.	5,574,317	50,522
*	Tokyo Electric Power Co. Holdings Inc.	9,533,230	49,793
	Pan Pacific International Holdings Corp.	778,297	49,484
	Kikkoman Corp.	1,116,201	48,673
	Ono Pharmaceutical Co. Ltd.	2,691,499	48,393
	Hankyu Hanshin Holdings Inc.	1,346,346	48,310
	M3 Inc.	2,570,646	47,174
	Dentsu Inc.	1,346,685	47,098
	Nitto Denko Corp.	947,716	46,909
	Obic Co. Ltd.	408,195	46,389
	JFE Holdings Inc.	3,148,777	46,365
	Keio Corp.	701,714	46,245
	Taisei Corp.	1,262,688	45,995
	Yamaha Corp.	965,793	45,969
	Odakyu Electric Railway Co. Ltd.	1,862,237	45,635
	Yakult Honsha Co. Ltd.	748,093	44,152
	Yamato Holdings Co. Ltd.	2,165,927	44,149
	Idemitsu Kosan Co. Ltd.	1,450,580	43,873
	MINEBEA MITSUMI Inc.	2,551,166	43,466
	Sumitomo Metal Mining Co. Ltd.	1,448,900	43,433
	Sumitomo Chemical Co. Ltd.	9,249,051	43,067
	MISUMI Group Inc.	1,704,656	42,969
	Yahoo Japan Corp.	14,351,888	42,217
	Osaka Gas Co. Ltd.	2,409,358	42,048
	Daiwa Securities Group Inc.	9,444,670	41,466
	Ricoh Co. Ltd.	4,135,618	41,374
	Toyota Tsusho Corp.	1,360,534	41,329
	Obayashi Corp.	4,110,933	40,611
	Shimadzu Corp.	1,641,199	40,403
	AGC Inc.	1,132,016	39,215
	Kajima Corp.	2,805,168	38,584
	Dai Nippon Printing Co. Ltd.	1,798,438	38,410
	Nissan Chemical Corp.	836,152	37,776
	Koito Manufacturing Co. Ltd.	701,501	37,542
	T&D Holdings Inc.	3,424,276	37,268
*	Nexon Co. Ltd.	2,525,041	36,890
	SG Holdings Co. Ltd.	1,294,025	36,795
	Nippon Paint Holdings Co. Ltd.	940,931	36,631
	Aisin Seiki Co. Ltd.	1,059,262	36,539
	Tobu Railway Co. Ltd.	1,251,749	36,532
	Mazda Motor Corp.	3,488,054	36,106
	Santen Pharmaceutical Co. Ltd.	2,170,319	36,082
	Rohm Co. Ltd.	534,698	36,026
	Nisshin Seifun Group Inc.	1,572,489	35,914
	Isuzu Motors Ltd.	3,110,085	35,521
	Takeda Pharmaceutical Co. Ltd. ADR	1,999,907	35,398
	TOTO Ltd.	884,034	35,010
	SBI Holdings Inc.	1,372,759	34,097
	FamilyMart UNY Holdings Co. Ltd.	1,411,376	33,696
	Advantest Corp.	1,209,668	33,303
	Suntory Beverage & Food Ltd.	764,683	33,250

23

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Daifuku Co. Ltd.	588,193	33,223
	Nagoya Railroad Co. Ltd.	1,185,110	32,820
	Sekisui Chemical Co. Ltd.	2,168,300	32,649
	Trend Micro Inc.	709,557	31,706
	Oji Holdings Corp.	5,378,188	31,154
	Keisei Electric Railway Co. Ltd.	850,235	31,012
	Hamamatsu Photonics KK	779,263	30,443
	Yamaha Motor Co. Ltd.	1,707,084	30,427
	Nikon Corp.	2,134,033	30,345
	Hikari Tsushin Inc.	136,561	29,834
	Nomura Research Institute Ltd.	1,852,755	29,795
	Toho Co. Ltd.	695,765	29,642
	Kose Corp.	175,444	29,612
	Tohoku Electric Power Co. Inc.	2,888,176	29,225
	Yokogawa Electric Corp.	1,480,921	29,148
	Shimizu Corp.	3,472,078	28,909
	Lion Corp.	1,543,979	28,803
	Kyushu Railway Co.	980,177	28,594
	Asahi Intecc Co. Ltd.	1,141,942	28,228
	Disco Corp.	169,274	27,933
	Kyushu Electric Power Co. Inc.	2,830,645	27,809
	Kyowa Hakko Kirin Co. Ltd.	1,515,648	27,348
	Suzuken Co. Ltd.	463,531	27,239
	Nissin Foods Holdings Co. Ltd.	421,715	27,201
	Konami Holdings Corp.	577,143	27,148
	Brother Industries Ltd.	1,432,472	27,133
	Kobayashi Pharmaceutical Co. Ltd.	376,774	27,031
	Konica Minolta Inc.	2,761,421	26,906
*	PeptiDream Inc.	523,024	26,864
	Seiko Epson Corp.	1,683,237	26,670
	Pigeon Corp.	657,942	26,532
	Fuji Electric Co. Ltd.	761,939	26,406
	Mitsui Chemicals Inc.	1,062,051	26,386
	Alfresa Holdings Corp.	1,061,086	26,242
	Keikyu Corp.	1,514,971	26,122
	Concordia Financial Group Ltd.	6,992,968	26,099
^	Showa Denko KK	881,086	26,074
	Marui Group Co. Ltd.	1,277,993	26,062
	Keihan Holdings Co. Ltd.	596,621	26,030
	Ryohin Keikaku Co. Ltd.	143,130	25,933
	USS Co. Ltd.	1,310,866	25,896
	NH Foods Ltd.	603,709	25,884
	Kuraray Co. Ltd.	2,141,292	25,651
	LIXIL Group Corp.	1,606,279	25,480
	Japan Post Bank Co. Ltd.	2,492,273	25,326
	Otsuka Corp.	624,484	25,184
	TIS Inc.	491,108	25,097
	Kansai Paint Co. Ltd.	1,175,482	24,704
	Tosoh Corp.	1,745,780	24,624
	Hakuhodo DY Holdings Inc.	1,454,666	24,570
	Sojitz Corp.	7,618,165	24,517
	Toppan Printing Co. Ltd.	1,599,665	24,325
	Persol Holdings Co. Ltd.	1,025,496	24,177
	NSK Ltd.	2,688,989	24,035
	Sumitomo Heavy Industries Ltd.	693,610	23,963
	Hoshizaki Corp.	320,506	23,901
	Nippon Express Co. Ltd.	440,182	23,462
	NGK Insulators Ltd.	1,604,281	23,461
	NGK Spark Plug Co. Ltd.	1,226,663	23,078
	Shizuoka Bank Ltd.	3,121,008	23,048
	Hirose Electric Co. Ltd.	205,034	22,943
	Electric Power Development Co. Ltd.	1,004,553	22,860
	Japan Airlines Co. Ltd.	712,756	22,748
	Toyo Suisan Kaisha Ltd.	548,931	22,626

24

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	ANA Holdings Inc.	679,573	22,525
	Taiheiyo Cement Corp.	736,764	22,369
	Sony Financial Holdings Inc.	929,333	22,365
	Chugoku Electric Power Co. Inc.	1,766,231	22,274
	Stanley Electric Co. Ltd.	902,512	22,253
	Nippon Shinyaku Co. Ltd.	314,113	22,236
	Amada Holdings Co. Ltd.	1,967,202	22,236
	Japan Post Insurance Co. Ltd.	1,195,016	22,170
	Mitsubishi Materials Corp.	768,989	21,908
	Coca-Cola Bottlers Japan Holdings Inc.	860,129	21,816
	Seibu Holdings Inc.	1,301,642	21,729
	CyberAgent Inc.	584,605	21,304
*	Renesas Electronics Corp.	4,274,807	21,266
	Kawasaki Heavy Industries Ltd.	883,092	20,827
	Alps Alpine Co. Ltd.	1,228,282	20,802
	MediPal Holdings Corp.	935,494	20,692
	Tsuruha Holdings Inc.	222,906	20,673
	Tokyu Fudosan Holdings Corp.	3,697,658	20,464
^	Skylark Holdings Co. Ltd.	1,166,100	20,379
	Toho Gas Co. Ltd.	548,415	20,221
	Hitachi High-Technologies Corp.	392,993	20,203
	Azbil Corp.	821,504	20,116
	Taisho Pharmaceutical Holdings Co. Ltd.	260,533	20,068
	ZOZO Inc.	1,062,853	19,947
	Nabtesco Corp.	710,917	19,861
^	Yamada Denki Co. Ltd.	4,421,053	19,566
	IHI Corp.	796,840	19,264
	Teijin Ltd.	1,126,431	19,245
	Sumitomo Dainippon Pharma Co. Ltd.	1,010,450	19,237
	Chiba Bank Ltd.	3,883,745	19,019
	Sohgo Security Services Co. Ltd.	408,506	18,882
	Nihon M&A Center Inc.	780,688	18,805
	Taiyo Nippon Sanso Corp.	877,301	18,679
	Toyo Seikan Group Holdings Ltd.	935,611	18,603
	Miura Co. Ltd.	596,282	18,482
	Mitsubishi Motors Corp.	3,809,677	18,298
	Fukuoka Financial Group Inc.	990,572	18,141
	JSR Corp.	1,144,194	18,124
	JGC Corp.	1,319,740	18,055
	COMSYS Holdings Corp.	703,259	17,871
	Hulic Co. Ltd.	2,192,249	17,649
	Isetan Mitsukoshi Holdings Ltd.	2,165,062	17,575
	Hisamitsu Pharmaceutical Co. Inc.	442,485	17,536
	MonotaRO Co. Ltd.	713,192	17,471
	J Front Retailing Co. Ltd.	1,497,633	17,205
	Bank of Kyoto Ltd.	443,716	17,203
	Aozora Bank Ltd.	715,405	17,202
	Haseko Corp.	1,684,229	17,088
	SUMCO Corp.	1,431,759	17,067
	Hitachi Construction Machinery Co. Ltd.	646,782	16,921
	GMO Payment Gateway Inc.	243,661	16,839
	JTEKT Corp.	1,381,029	16,792
	THK Co. Ltd.	695,173	16,721
	House Foods Group Inc.	443,528	16,672
	Kurita Water Industries Ltd.	665,800	16,588
	Mebuki Financial Group Inc.	6,304,334	16,474
	Hitachi Chemical Co. Ltd.	603,815	16,457
	Casio Computer Co. Ltd.	1,314,764	16,392
	Nankai Electric Railway Co. Ltd.	666,027	16,220
	Ito En Ltd.	345,949	16,145
	Ebara Corp.	591,916	16,135
	Air Water Inc.	938,294	16,109
	Mitsui OSK Lines Ltd.	670,306	16,096
	Denka Co. Ltd.	539,475	16,055

25

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Rohto Pharmaceutical Co. Ltd.	587,983	16,009
	Relo Group Inc.	632,213	15,966
	Sankyu Inc.	301,894	15,895
	Nippon Yusen KK	980,051	15,773
	Kyowa Exeo Corp.	630,351	15,730
	NOF Corp.	420,556	15,715
	Kakaku.com Inc.	806,922	15,606
	Park24 Co. Ltd.	667,514	15,585
	Daicel Corp.	1,744,719	15,549
	Nichirei Corp.	650,787	15,450
	Mitsubishi Gas Chemical Co. Inc.	1,139,054	15,235
	Square Enix Holdings Co. Ltd.	472,989	15,198
	Nomura Real Estate Holdings Inc.	704,741	15,179
	Itochu Techno-Solutions Corp.	584,123	15,017
	Mitsubishi Tanabe Pharma Corp.	1,348,417	15,006
	Sega Sammy Holdings Inc.	1,221,255	14,868
	Kamigumi Co. Ltd.	623,721	14,791
	Kewpie Corp.	663,935	14,676
	Shinsei Bank Ltd.	942,865	14,673
	Oracle Corp. Japan	199,094	14,577
^	Anritsu Corp.	833,307	14,531
	Taiyo Yuden Co. Ltd.	773,500	14,519
	Ezaki Glico Co. Ltd.	319,243	14,232
	Rinnai Corp.	222,330	14,163
	Mitsubishi UFJ Lease & Finance Co. Ltd.	2,649,019	14,077
	Lawson Inc.	292,287	14,042
	NET One Systems Co. Ltd.	506,958	14,019
	Iida Group Holdings Co. Ltd.	864,206	13,991
	Hino Motors Ltd.	1,636,403	13,812
	Matsumotokiyoshi Holdings Co. Ltd.	467,476	13,731
^	Goldwin Inc.	108,687	13,663
	Hitachi Metals Ltd.	1,202,710	13,638
	Tokyo Tatemono Co. Ltd.	1,209,685	13,467
	Nihon Unisys Ltd.	394,500	13,271
	Kaneka Corp.	347,293	13,094
	Sanwa Holdings Corp.	1,214,697	13,093
	DeNA Co. Ltd.	680,388	13,045
	DIC Corp.	491,875	13,024
	Nifco Inc.	523,303	12,993
	Sotetsu Holdings Inc.	470,784	12,991
	Ube Industries Ltd.	618,444	12,867
	Nippon Shokubai Co. Ltd.	193,896	12,853
	Sawai Pharmaceutical Co. Ltd.	236,307	12,790
	Pola Orbis Holdings Inc.	452,711	12,686
	Sumitomo Rubber Industries Ltd.	1,093,192	12,662
	Seino Holdings Co. Ltd.	947,353	12,653
	SCSK Corp.	253,267	12,485
^	Tokai Carbon Co. Ltd.	1,184,939	12,439
	Welcia Holdings Co. Ltd.	304,830	12,437
	Nihon Kohden Corp.	454,796	12,358
	Horiba Ltd.	237,162	12,304
	Nippon Electric Glass Co. Ltd.	484,070	12,303
	Nippon Kayaku Co. Ltd.	1,019,779	12,294
	Calbee Inc.	454,583	12,277
	Kinden Corp.	798,132	12,250
	Tokyo Century Corp.	288,482	12,208
^	Japan Airport Terminal Co. Ltd.	284,231	12,156
	TechnoPro Holdings Inc.	222,481	11,876
	Zenkoku Hosho Co. Ltd.	308,510	11,864
	Kobe Steel Ltd.	1,797,004	11,795
	Asics Corp.	1,082,604	11,757
	Morinaga & Co. Ltd.	239,941	11,702
	Daiichikosho Co. Ltd.	249,936	11,659
	Yamazaki Baking Co. Ltd.	768,788	11,640

26

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Yokohama Rubber Co. Ltd.	631,913	11,635
	Ibiden Co. Ltd.	656,943	11,543
	Mitsubishi Logistics Corp.	416,328	11,466
	Credit Saison Co. Ltd.	975,470	11,448
	Amano Corp.	412,695	11,421
	Sankyo Co. Ltd.	312,299	11,323
	AEON Financial Service Co. Ltd.	700,811	11,311
	Tsumura & Co.	403,550	11,278
	Hachijuni Bank Ltd.	2,751,967	11,238
	Capcom Co. Ltd.	555,888	11,190
	Tokuyama Corp.	412,083	11,178
	Kagome Co. Ltd.	479,770	11,168
	Zensho Holdings Co. Ltd.	546,981	11,137
	Takara Holdings Inc.	1,058,898	11,092
	Furukawa Electric Co. Ltd.	372,357	10,956
	Aeon Mall Co. Ltd.	720,572	10,858
	Sundrug Co. Ltd.	397,984	10,794
	Mabuchi Motor Co. Ltd.	313,414	10,753
	Aica Kogyo Co. Ltd.	318,970	10,692
	PALTAC Corp.	192,807	10,623
	Seven Bank Ltd.	4,039,331	10,586
	Maruichi Steel Tube Ltd.	378,213	10,525
	ABC-Mart Inc.	160,010	10,435
	K’s Holdings Corp.	1,102,382	10,409
	Sugi Holdings Co. Ltd.	219,399	10,391
	Ship Healthcare Holdings Inc.	238,736	10,328
	Sharp Corp.	935,916	10,324
^	NOK Corp.	684,419	10,282
	Rengo Co. Ltd.	1,272,901	10,248
	Nippon Paper Industries Co. Ltd.	577,288	10,237
	Takashimaya Co. Ltd.	923,274	10,132
	Fancl Corp.	409,528	10,130
	Shimamura Co. Ltd.	134,929	10,102
	Nagase & Co. Ltd.	667,398	10,033
^	SHO-BOND Holdings Co. Ltd.	283,104	9,996
	Benesse Holdings Inc.	426,186	9,946
	SCREEN Holdings Co. Ltd.	238,625	9,936
	Infomart Corp.	629,998	9,874
^	DMG Mori Co. Ltd.	612,803	9,872
	Nippon Suisan Kaisha Ltd.	1,588,633	9,860
	Kaken Pharmaceutical Co. Ltd.	210,204	9,859
	Sumitomo Forestry Co. Ltd.	819,247	9,848
	Zeon Corp.	882,080	9,841
	Izumi Co. Ltd.	242,953	9,838
	Ain Holdings Inc.	168,519	9,811
	Nishi-Nippon Railroad Co. Ltd.	458,746	9,800
	Yamaguchi Financial Group Inc.	1,419,401	9,714
	Morinaga Milk Industry Co. Ltd.	244,844	9,695
	Kyushu Financial Group Inc.	2,385,999	9,457
	OKUMA Corp.	182,521	9,412
	Chugoku Bank Ltd.	1,055,475	9,321
	Ulvac Inc.	291,402	9,285
	OSG Corp.	468,818	9,272
^	Sushiro Global Holdings Ltd.	154,824	9,251
	Ushio Inc.	712,878	9,211
	Cosmos Pharmaceutical Corp.	53,753	9,139
	Lasertec Corp.	229,849	9,116
	GS Yuasa Corp.	470,466	9,096
	Wacoal Holdings Corp.	348,510	9,056
	Cosmo Energy Holdings Co. Ltd.	394,399	8,938
	Gunma Bank Ltd.	2,543,440	8,922
*,^	LINE Corp.	317,173	8,921
	ADEKA Corp.	601,247	8,907
	Toyoda Gosei Co. Ltd.	450,532	8,805

27

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Dowa Holdings Co. Ltd.	273,171	8,781
	Bic Camera Inc.	893,115	8,779
	Shikoku Electric Power Co. Inc.	947,476	8,773
	Hiroshima Bank Ltd.	1,811,235	8,744
	Sumitomo Osaka Cement Co. Ltd.	217,994	8,679
	Iwatani Corp.	248,860	8,647
	Hitachi Transport System Ltd.	265,264	8,629
	Citizen Watch Co. Ltd.	1,668,061	8,583
	TS Tech Co. Ltd.	313,849	8,573
	FP Corp.	139,522	8,540
	Glory Ltd.	321,342	8,504
	Iyo Bank Ltd.	1,659,144	8,394
	Penta-Ocean Construction Co. Ltd.	1,705,911	8,383
	Pilot Corp.	214,744	8,334
	Acom Co. Ltd.	2,305,636	8,320
	Fuji Oil Holdings Inc.	275,032	8,297
	Hokuhoku Financial Group Inc.	790,816	8,240
	Toyo Tire Corp.	619,785	8,172
	Sapporo Holdings Ltd.	384,424	8,103
	Daido Steel Co. Ltd.	212,971	8,101
	Topcon Corp.	643,580	8,085
	Toagosei Co. Ltd.	762,521	8,033
	Mitsui Mining & Smelting Co. Ltd.	334,058	8,030
	Mani Inc.	124,463	8,009
	Hazama Ando Corp.	1,189,396	7,962
^	Sanrio Co. Ltd.	357,356	7,947
	Fuji Seal International Inc.	257,130	7,882
	Kureha Corp.	115,100	7,873
	Nipro Corp.	702,566	7,807
	Meitec Corp.	151,534	7,798
	NTN Corp.	2,606,487	7,769
	Nippon Light Metal Holdings Co. Ltd.	3,550,894	7,698
	Toda Corp.	1,383,236	7,669
	NHK Spring Co. Ltd.	987,440	7,633
*	Hokuriku Electric Power Co.	1,047,864	7,608
	en-japan Inc.	193,000	7,554
	Maeda Road Construction Co. Ltd.	353,626	7,456
	Open House Co. Ltd.	181,007	7,441
	Outsourcing Inc.	607,973	7,417
	Tadano Ltd.	707,363	7,409
	Miraca Holdings Inc.	323,465	7,370
	Nikkon Holdings Co. Ltd.	316,929	7,287
	Kyudenko Corp.	240,559	7,244
	Kokuyo Co. Ltd.	512,477	7,189
	SMS Co. Ltd.	305,703	7,185
	Fukuyama Transporting Co. Ltd.	197,669	7,166
	Sumitomo Bakelite Co. Ltd.	199,907	7,156
^	Tokyo Ohka Kogyo Co. Ltd.	226,903	7,112
	Shiga Bank Ltd.	301,754	7,021
	Duskin Co. Ltd.	265,704	7,001
	Kansai Mirai Financial Group Inc.	1,086,353	6,978
	Toho Holdings Co. Ltd.	310,603	6,969
	Ariake Japan Co. Ltd.	109,995	6,960
	Systena Corp.	423,840	6,959
	Jafco Co. Ltd.	189,192	6,951
	Kusuri no Aoki Holdings Co. Ltd.	97,704	6,879
	Daishi Hokuetsu Financial Group Inc.	267,812	6,871
	Kyoritsu Maintenance Co. Ltd.	146,151	6,843
^	Yoshinoya Holdings Co. Ltd.	395,526	6,832
	Shochiku Co. Ltd.	60,291	6,823
	Mochida Pharmaceutical Co. Ltd.	159,522	6,802
	Maeda Corp.	846,200	6,796
	Okumura Corp.	221,680	6,794
	Tsubakimoto Chain Co.	207,098	6,777

28

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Nishi-Nippon Financial Holdings Inc.	939,147	6,772
	Justsystems Corp.	207,462	6,751
	Sangetsu Corp.	365,020	6,725
	Colowide Co. Ltd.	347,535	6,664
	GMO internet Inc.	365,997	6,654
	Japan Steel Works Ltd.	395,624	6,635
	Fuyo General Lease Co. Ltd.	115,891	6,612
	Kenedix Inc.	1,323,640	6,611
	Nisshinbo Holdings Inc.	861,526	6,605
	Inaba Denki Sangyo Co. Ltd.	156,608	6,583
	Koei Tecmo Holdings Co. Ltd.	352,503	6,574
	Fujikura Ltd.	1,734,336	6,547
	NSD Co. Ltd.	225,954	6,542
	Japan Lifeline Co. Ltd.	401,677	6,525
	Mirait Holdings Corp.	438,514	6,508
	Tomy Co. Ltd.	557,397	6,499
	Heiwa Corp.	315,779	6,496
	77 Bank Ltd.	437,766	6,454
	Takasago Thermal Engineering Co. Ltd.	388,131	6,413
	IBJ Leasing Co. Ltd.	255,354	6,406
	Maruha Nichiro Corp.	217,484	6,391
	Benefit One Inc.	368,504	6,377
	Nihon Parkerizing Co. Ltd.	571,607	6,354
	Toyobo Co. Ltd.	530,308	6,351
	NS Solutions Corp.	198,002	6,300
	GungHo Online Entertainment Inc.	225,961	6,275
	Oki Electric Industry Co. Ltd.	502,153	6,272
	Iriso Electronics Co. Ltd.	123,977	6,262
	Kumagai Gumi Co. Ltd.	211,098	6,258
	Fuji Corp.	488,007	6,225
*,^	Kawasaki Kisen Kaisha Ltd.	506,859	6,211
	As One Corp.	74,515	6,200
	Yamato Kogyo Co. Ltd.	211,815	6,197
	Lintec Corp.	296,340	6,187
	Nichias Corp.	341,951	6,163
	Autobacs Seven Co. Ltd.	371,157	6,132
	TOKAI Holdings Corp.	723,140	6,131
	Digital Garage Inc.	192,495	6,116
	Tokyo Seimitsu Co. Ltd.	237,252	6,107
	Fujitec Co. Ltd.	464,520	6,087
	Nippon Gas Co. Ltd.	238,749	6,086
	Resorttrust Inc.	394,931	6,058
	Nishimatsu Construction Co. Ltd.	313,361	6,055
	Nippo Corp.	305,934	6,038
	Hokkaido Electric Power Co. Inc.	1,071,120	6,007
	Canon Marketing Japan Inc.	274,552	6,006
	Matsui Securities Co. Ltd.	634,450	5,993
	H2O Retailing Corp.	516,851	5,972
	Hanwa Co. Ltd.	221,264	5,937
	Yaoko Co. Ltd.	130,365	5,909
	cocokara fine Inc.	113,283	5,905
	San-In Godo Bank Ltd.	919,403	5,901
	Daiseki Co. Ltd.	235,058	5,894
	Sakata Seed Corp.	201,094	5,886
	Hitachi Capital Corp.	262,626	5,852
	Nomura Co. Ltd.	465,580	5,827
	Toei Co. Ltd.	41,357	5,762
	Takuma Co. Ltd.	461,548	5,745
	Shimachu Co. Ltd.	246,244	5,737
	Megmilk Snow Brand Co. Ltd.	254,516	5,589
	Kanematsu Corp.	500,089	5,554
	Itoham Yonekyu Holdings Inc.	805,988	5,499
	DCM Holdings Co. Ltd.	558,448	5,494
	Milbon Co. Ltd.	112,725	5,471

29

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Fuji Soft Inc.	124,278	5,464
^	Katitas Co. Ltd.	144,739	5,392
	Mandom Corp.	222,201	5,388
	Shima Seiki Manufacturing Ltd.	181,717	5,351
	Fujitsu General Ltd.	335,833	5,348
	Kotobuki Spirits Co. Ltd.	113,564	5,345
	Aoyama Trading Co. Ltd.	272,023	5,340
	Taikisha Ltd.	175,718	5,322
	Awa Bank Ltd.	221,755	5,322
	Daiwabo Holdings Co. Ltd.	111,256	5,317
	Central Glass Co. Ltd.	236,861	5,276
	Takara Bio Inc.	275,212	5,263
	Kandenko Co. Ltd.	624,668	5,230
	Tokyo Dome Corp.	552,586	5,229
	Trusco Nakayama Corp.	242,147	5,197
	Jeol Ltd.	231,848	5,196
	Daio Paper Corp.	440,654	5,192
	KH Neochem Co. Ltd.	211,077	5,190
	Senko Group Holdings Co. Ltd.	647,369	5,122
^	Ogaki Kyoritsu Bank Ltd.	231,269	5,086
	EDION Corp.	545,623	5,081
	Digital Arts Inc.	57,424	5,080
	DTS Corp.	243,134	5,079
	Makino Milling Machine Co. Ltd.	124,840	5,063
	Noevir Holdings Co. Ltd.	92,117	5,056
	JINS Inc.	90,609	5,045
	Sumitomo Mitsui Construction Co. Ltd.	902,568	5,011
	Tokai Rika Co. Ltd.	300,787	4,972
	Fuji Kyuko Co. Ltd.	137,687	4,971
	Japan Material Co. Ltd.	344,890	4,941
	ZERIA Pharmaceutical Co. Ltd.	246,071	4,932
	Round One Corp.	387,858	4,932
	Okamura Corp.	490,909	4,916
	Japan Elevator Service Holdings Co. Ltd.	193,500	4,915
	JCR Pharmaceuticals Co. Ltd.	83,916	4,904
	United Arrows Ltd.	156,733	4,900
	Valor Holdings Co. Ltd.	235,209	4,895
	Toyo Ink SC Holdings Co. Ltd.	224,433	4,860
	Nikkiso Co. Ltd.	362,946	4,850
	Kiyo Bank Ltd.	379,916	4,847
	Toyota Boshoku Corp.	368,298	4,843
	HIS Co. Ltd.	193,764	4,830
	Paramount Bed Holdings Co. Ltd.	125,514	4,788
	Menicon Co. Ltd.	144,613	4,775
	Nichiha Corp.	170,314	4,760
	Nippon Flour Mills Co. Ltd.	296,704	4,751
	Nippon Seiki Co. Ltd.	274,901	4,725
	Nachi-Fujikoshi Corp.	112,985	4,684
	Asahi Holdings Inc.	228,424	4,641
	Kissei Pharmaceutical Co. Ltd.	184,570	4,620
	Ichibanya Co. Ltd.	103,172	4,593
	Hokuetsu Corp.	847,343	4,581
	Kanamoto Co. Ltd.	175,131	4,541
	San-A Co. Ltd.	113,083	4,525
	Atom Corp.	508,825	4,510
	Funai Soken Holdings Inc.	185,832	4,509
	Takara Standard Co. Ltd.	284,021	4,506
	Totetsu Kogyo Co. Ltd.	165,337	4,503
	Tokai Tokyo Financial Holdings Inc.	1,448,616	4,435
	Japan Petroleum Exploration Co. Ltd.	190,005	4,419
	Starts Corp. Inc.	186,840	4,411
	FCC Co. Ltd.	210,160	4,410
	Elecom Co. Ltd.	129,439	4,396
	Heiwa Real Estate Co. Ltd.	212,296	4,345

30

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Hokkoku Bank Ltd.	153,352	4,322
	Juroku Bank Ltd.	211,668	4,319
	Showa Sangyo Co. Ltd.	153,184	4,295
	Gunze Ltd.	99,503	4,290
	Kumiai Chemical Industry Co. Ltd.	591,399	4,287
	Mitsubishi Pencil Co. Ltd.	265,296	4,261
	Shinmaywa Industries Ltd.	333,539	4,250
	Anicom Holdings Inc.	118,424	4,245
	Nanto Bank Ltd.	195,159	4,242
	Tokyo Steel Manufacturing Co. Ltd.	560,054	4,241
	Topre Corp.	254,346	4,238
	North Pacific Bank Ltd.	1,773,166	4,223
	Arcs Co. Ltd.	211,419	4,223
	Nippon Densetsu Kogyo Co. Ltd.	209,807	4,216
	Morita Holdings Corp.	239,622	4,201
	Keiyo Bank Ltd.	712,137	4,172
	Nippon Signal Company Ltd.	356,941	4,154
	Sumitomo Warehouse Co. Ltd.	324,612	4,151
*	Mitsui E&S Holdings Co. Ltd.	447,605	4,141
	Joyful Honda Co. Ltd.	359,985	4,129
	OBIC Business Consultants Co. Ltd.	90,532	4,115
	Bank of Okinawa Ltd.	134,751	4,110
	Nippon Soda Co. Ltd.	161,722	4,108
	Eizo Corp.	115,367	4,107
	Japan Aviation Electronics Industry Ltd.	278,613	4,106
	Toshiba Plant Systems & Services Corp.	216,067	4,068
	Toshiba TEC Corp.	145,101	4,049
	Descente Ltd.	228,537	4,028
	Tsubaki Nakashima Co. Ltd.	242,570	3,985
	KYORIN Holdings Inc.	224,539	3,981
	Nisshin Oillio Group Ltd.	141,739	3,975
*,^	Suruga Bank Ltd.	1,062,219	3,961
	Kato Sangyo Co. Ltd.	129,734	3,947
	Exedy Corp.	187,151	3,930
	Okinawa Electric Power Co. Inc.	255,364	3,930
	Showa Corp.	290,897	3,930
	Fuji Media Holdings Inc.	281,087	3,926
	Okamoto Industries Inc.	87,089	3,919
	Seiren Co. Ltd.	279,976	3,906
	Pacific Industrial Co. Ltd.	270,038	3,891
	Ichigo Inc.	1,316,609	3,876
	Towa Pharmaceutical Co. Ltd.	151,785	3,864
	Hyakugo Bank Ltd.	1,246,852	3,862
	TKC Corp.	86,924	3,856
^	Royal Holdings Co. Ltd.	155,834	3,854
	Ohsho Food Service Corp.	65,628	3,848
^	Monex Group Inc.	1,084,086	3,834
	Hogy Medical Co. Ltd.	128,975	3,816
	Nippon Sheet Glass Co. Ltd.	554,905	3,788
	Yamazen Corp.	392,223	3,784
	Koshidaka Holdings Co. Ltd.	268,389	3,783
	Unipres Corp.	229,139	3,774
	Adastria Co. Ltd.	175,249	3,757
	Prestige International Inc.	252,264	3,756
	Hosiden Corp.	337,191	3,754
	Macnica Fuji Electronics Holdings Inc.	282,398	3,753
	S Foods Inc.	110,076	3,742
	Meidensha Corp.	238,129	3,733
*,^	Leopalace21 Corp.	1,435,441	3,725
	Takeuchi Manufacturing Co. Ltd.	206,897	3,719
	Tokyo Broadcasting System Holdings Inc.	217,179	3,716
	Orient Corp.	3,473,544	3,715
	Maxell Holdings Ltd.	270,074	3,704
	Keihin Corp.	256,228	3,677

31

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Musashino Bank Ltd.	193,940	3,670
	Kitz Corp.	517,844	3,634
	Transcosmos Inc.	162,291	3,633
^	Miroku Jyoho Service Co. Ltd.	115,234	3,633
	Onward Holdings Co. Ltd.	657,135	3,630
	Nitto Boseki Co. Ltd.	171,253	3,629
	Nippon Steel Trading Corp.	87,908	3,628
	Hitachi Zosen Corp.	984,038	3,616
*	euglena Co. Ltd.	409,635	3,600
	BML Inc.	126,281	3,593
	Musashi Seimitsu Industry Co. Ltd.	277,812	3,579
	Nissan Shatai Co. Ltd.	366,999	3,576
	Kameda Seika Co. Ltd.	79,696	3,568
	Earth Corp.	78,691	3,523
*	Aiful Corp.	1,719,644	3,520
	Sato Holdings Corp.	138,152	3,515
	KOMEDA Holdings Co. Ltd.	185,716	3,505
	Okasan Securities Group Inc.	955,462	3,503
	Daihen Corp.	121,671	3,503
	Modec Inc.	123,070	3,486
	Sanyo Chemical Industries Ltd.	65,725	3,472
	Ai Holdings Corp.	213,485	3,462
	Raito Kogyo Co. Ltd.	270,544	3,461
	Kadokawa Dwango Corp.	255,118	3,461
	Nagaileben Co. Ltd.	157,256	3,455
	Prima Meat Packers Ltd.	180,140	3,442
	Shibuya Corp.	125,551	3,429
	Max Co. Ltd.	236,101	3,427
	Komeri Co. Ltd.	166,313	3,407
	Computer Engineering & Consulting Ltd.	154,129	3,403
	CKD Corp.	333,589	3,402
	Create Restaurants Holdings Inc.	272,724	3,398
	NEC Networks & System Integration Corp.	132,793	3,390
	Saizeriya Co. Ltd.	155,050	3,372
	NichiiGakkan Co. Ltd.	230,730	3,370
	Zenrin Co. Ltd.	189,330	3,351
	Shinko Electric Industries Co. Ltd.	396,097	3,351
	MOS Food Services Inc.	151,940	3,333
*	KYB Corp.	117,899	3,332
	Ryosan Co. Ltd.	142,427	3,329
	Noritake Co. Ltd.	78,893	3,316
	Seiko Holdings Corp.	162,146	3,311
	Nissin Kogyo Co. Ltd.	239,458	3,300
	Inabata & Co. Ltd.	255,733	3,281
	Nitta Corp.	115,880	3,277
	Hamakyorex Co. Ltd.	92,144	3,255
	Fujimori Kogyo Co. Ltd.	121,030	3,255
	Toshiba Machine Co. Ltd.	141,164	3,253
	Kohnan Shoji Co. Ltd.	155,994	3,249
	Sekisui Jushi Corp.	165,420	3,245
	Idec Corp.	172,227	3,245
	Yodogawa Steel Works Ltd.	166,563	3,244
^	Kisoji Co. Ltd.	137,134	3,211
	Jaccs Co. Ltd.	160,921	3,210
	Internet Initiative Japan Inc.	170,528	3,206
	Chudenko Corp.	153,616	3,198
	Aeon Delight Co. Ltd.	107,920	3,196
	Nojima Corp.	194,414	3,180
	Heiwado Co. Ltd.	178,699	3,174
	Hiday Hidaka Corp.	165,209	3,170
	Bank of Nagoya Ltd.	100,180	3,163
	Sakai Moving Service Co. Ltd.	53,508	3,157
	San-Ai Oil Co. Ltd.	324,319	3,154
	Taiyo Holdings Co. Ltd.	104,299	3,153

32

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Kobe Bussan Co. Ltd.	64,848	3,152
	Nippon Ceramic Co. Ltd.	116,331	3,130
	Aomori Bank Ltd.	127,414	3,127
	EPS Holdings Inc.	200,443	3,119
	Senshu Ikeda Holdings Inc.	1,678,019	3,104
	Japan Wool Textile Co. Ltd.	392,337	3,068
	United Super Markets Holdings Inc.	349,389	3,065
	Nichicon Corp.	374,375	3,057
	Nitto Kogyo Corp.	159,377	3,054
	Nichi-iko Pharmaceutical Co. Ltd.	278,779	3,054
	Unizo Holdings Co. Ltd.	177,361	3,040
	Create SD Holdings Co. Ltd.	129,137	3,039
	Financial Products Group Co. Ltd.	366,638	3,034
	Hyakujushi Bank Ltd.	150,360	3,013
	Konoike Transport Co. Ltd.	191,015	3,013
	Yokogawa Bridge Holdings Corp.	186,421	3,010
	Shoei Co. Ltd.	75,468	3,009
	Eiken Chemical Co. Ltd.	189,491	3,007
	TOMONY Holdings Inc.	892,027	3,002
	Nissin Electric Co. Ltd.	273,343	2,991
	Yamagata Bank Ltd.	199,542	2,989
	Komori Corp.	273,895	2,981
	Axial Retailing Inc.	86,337	2,975
	Ryobi Ltd.	156,832	2,969
	Yondoshi Holdings Inc.	128,906	2,965
	UACJ Corp.	173,583	2,963
	TSI Holdings Co. Ltd.	492,605	2,957
	Relia Inc.	250,030	2,938
	Osaka Soda Co. Ltd.	116,986	2,928
	Maruzen Showa Unyu Co. Ltd.	91,927	2,923
^	Hirata Corp.	50,102	2,922
	TPR Co. Ltd.	170,723	2,909
	Saibu Gas Co. Ltd.	148,432	2,904
	Wacom Co. Ltd.	869,830	2,889
	Doutor Nichires Holdings Co. Ltd.	151,991	2,881
	SKY Perfect JSAT Holdings Inc.	734,903	2,869
	Nishio Rent All Co. Ltd.	100,743	2,853
	Sanken Electric Co. Ltd.	135,861	2,840
	Aida Engineering Ltd.	365,900	2,835
	MCJ Co. Ltd.	385,048	2,828
	Nohmi Bosai Ltd.	132,077	2,826
	Kintetsu World Express Inc.	215,772	2,823
	Tokyu Construction Co. Ltd.	411,942	2,789
	Gree Inc.	596,743	2,784
	Futaba Corp.	212,446	2,776
	Sanki Engineering Co. Ltd.	239,106	2,775
^	Zojirushi Corp.	258,877	2,769
^	Tokyotokeiba Co. Ltd.	89,143	2,741
	Daibiru Corp.	293,813	2,738
	Ringer Hut Co. Ltd.	131,989	2,732
	Bell System24 Holdings Inc.	196,335	2,720
	Shinko Plantech Co. Ltd.	231,138	2,716
	Yuasa Trading Co. Ltd.	96,934	2,714
	Pressance Corp.	195,506	2,690
	Maruwa Unyu Kikan Co. Ltd.	60,816	2,688
	Belc Co. Ltd.	54,892	2,677
	Maruwa Co. Ltd.	48,444	2,661
	Arata Corp.	77,778	2,654
	Chugoku Marine Paints Ltd.	308,266	2,651
	Seikagaku Corp.	230,146	2,646
	Bank of Iwate Ltd.	101,632	2,645
	Giken Ltd.	84,232	2,644
	Kura Sushi Inc.	61,725	2,638
	Toho Bank Ltd.	1,107,625	2,637

33

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Japan Securities Finance Co. Ltd.	514,995	2,631
	Star Micronics Co. Ltd.	202,966	2,627
*,^	Japan Display Inc.	3,956,237	2,624
	Ricoh Leasing Co. Ltd.	85,611	2,613
	Shizuoka Gas Co. Ltd.	342,006	2,613
	Oiles Corp.	177,902	2,610
	Daikyonishikawa Corp.	326,041	2,597
	Bank of the Ryukyus Ltd.	242,810	2,597
	Oita Bank Ltd.	92,524	2,596
	Noritz Corp.	216,455	2,593
	ASKUL Corp.	120,659	2,586
^	SAMTY Co. Ltd.	169,300	2,580
	FULLCAST Holdings Co. Ltd.	120,648	2,574
	Furukawa Co. Ltd.	197,975	2,574
	JCU Corp.	139,281	2,564
	Sintokogio Ltd.	290,015	2,544
*,^	Chiyoda Corp.	945,634	2,543
	Macromill Inc.	210,571	2,536
^	Nissha Co. Ltd.	245,193	2,526
	ESPEC Corp.	115,489	2,519
	Bunka Shutter Co. Ltd.	330,548	2,510
	Tamura Corp.	472,966	2,500
	Piolax Inc.	142,616	2,497
	Optex Group Co. Ltd.	197,901	2,495
	Topy Industries Ltd.	105,891	2,490
^	Toridoll Holdings Corp.	129,651	2,482
^	Siix Corp.	209,361	2,481
	Token Corp.	43,700	2,472
	Mizuno Corp.	109,021	2,472
	Teikoku Sen-I Co. Ltd.	125,733	2,465
	Bando Chemical Industries Ltd.	259,606	2,458
	Tokyo Kiraboshi Financial Group Inc.	156,080	2,457
	Life Corp.	121,901	2,455
^	Tsugami Corp.	284,784	2,454
	Wakita & Co. Ltd.	251,994	2,444
	Chofu Seisakusho Co. Ltd.	123,063	2,443
	Kyokuto Kaihatsu Kogyo Co. Ltd.	195,786	2,442
	ZIGExN Co. Ltd.	331,800	2,439
	Fujimi Inc.	118,142	2,436
	V Technology Co. Ltd.	52,972	2,435
	Takasago International Corp.	88,228	2,411
	Yokohama Reito Co. Ltd.	259,729	2,409
^	Nippon Carbon Co. Ltd.	62,236	2,399
	Tsukishima Kikai Co. Ltd.	209,062	2,392
	Avex Inc.	187,801	2,386
	Obara Group Inc.	70,117	2,381
	Koa Corp.	182,558	2,376
	Press Kogyo Co. Ltd.	521,117	2,368
	Daiho Corp.	94,188	2,364
	Noritsu Koki Co. Ltd.	120,563	2,358
	Fujicco Co. Ltd.	124,482	2,356
	Tocalo Co. Ltd.	321,216	2,354
	Tayca Corp.	102,572	2,353
	Maeda Kosen Co. Ltd.	127,928	2,351
	Marudai Food Co. Ltd.	124,906	2,350
	Yellow Hat Ltd.	175,064	2,343
	Ishihara Sangyo Kaisha Ltd.	199,568	2,343
	Sakata INX Corp.	249,195	2,341
	AOKI Holdings Inc.	235,356	2,334
	Kyoei Steel Ltd.	131,658	2,332
*	Vision Inc.	51,575	2,331
	Fuso Chemical Co. Ltd.	116,937	2,330
	Fixstars Corp.	125,600	2,325
	Solasto Corp.	266,071	2,323

34

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Nippon Television Holdings Inc.	156,165	2,317
^	Shoei Foods Corp.	74,478	2,312
	T-Gaia Corp.	121,861	2,308
	Konishi Co. Ltd.	154,075	2,294
	Tekken Corp.	82,587	2,293
	Retail Partners Co. Ltd.	207,325	2,288
	Broadleaf Co. Ltd.	461,347	2,285
	Information Services International-Dentsu Ltd.	71,365	2,283
	Kurabo Industries Ltd.	127,647	2,282
	Fukushima Industries Corp.	69,160	2,280
	Tanseisha Co. Ltd.	195,506	2,273
	Sodick Co. Ltd.	261,882	2,272
	DyDo Group Holdings Inc.	52,798	2,271
	Tokai Corp.	107,010	2,270
	Itochu Enex Co. Ltd.	280,453	2,252
	Mitsuboshi Belting Ltd.	126,981	2,248
	Tachi-S Co. Ltd.	174,346	2,245
	Doshisha Co. Ltd.	141,585	2,238
	Ichikoh Industries Ltd.	337,849	2,238
	Tsurumi Manufacturing Co. Ltd.	123,060	2,235
	T Hasegawa Co. Ltd.	124,415	2,224
	Riso Kagaku Corp.	139,262	2,221
	Mitsubishi Shokuhin Co. Ltd.	84,395	2,217
	Joshin Denki Co. Ltd.	111,787	2,212
	Plenus Co. Ltd.	135,558	2,211
	Key Coffee Inc.	112,860	2,210
	Trancom Co. Ltd.	38,235	2,209
^	J Trust Co. Ltd.	491,937	2,209
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	78,387	2,206
^	Monogatari Corp.	27,587	2,204
	Restar Holdings Corp.	152,332	2,204
	ValueCommerce Co. Ltd.	95,200	2,190
	Tosho Co. Ltd.	86,127	2,187
	Tonami Holdings Co. Ltd.	41,839	2,186
	Okabe Co. Ltd.	248,914	2,171
	Ehime Bank Ltd.	224,168	2,171
	JVC Kenwood Corp.	930,401	2,167
^	Pack Corp.	70,453	2,163
	Riso Kyoiku Co. Ltd.	515,700	2,161
	Hokuto Corp.	127,454	2,151
	Sanyo Denki Co. Ltd.	53,402	2,148
	Nextage Co. Ltd.	211,298	2,137
	Onoken Co. Ltd.	167,815	2,136
*,^	Istyle Inc.	305,276	2,124
^	Aruhi Corp.	107,713	2,118
*	M&A Capital Partners Co. Ltd.	38,839	2,106
	Keihanshin Building Co. Ltd.	227,749	2,102
	Denki Kogyo Co. Ltd.	70,966	2,097
	METAWATER Co. Ltd.	67,648	2,096
	Nishimatsuya Chain Co. Ltd.	270,756	2,095
	Geo Holdings Corp.	161,953	2,077
	Future Corp.	104,670	2,069
	VT Holdings Co. Ltd.	529,643	2,068
	Rheon Automatic Machinery Co. Ltd.	120,861	2,067
	TV Asahi Holdings Corp.	127,814	2,066
	Yamanashi Chuo Bank Ltd.	191,338	2,064
	eGuarantee Inc.	171,500	2,064
	Sakai Chemical Industry Co. Ltd.	86,940	2,060
	Sanyo Special Steel Co. Ltd.	147,898	2,050
	Aichi Steel Corp.	69,947	2,048
^	Dip Corp.	121,747	2,044
^	JAC Recruitment Co. Ltd.	86,248	2,040
	Qol Holdings Co. Ltd.	132,299	2,037
	Japan Pulp & Paper Co. Ltd.	61,015	2,033

35

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	J-Oil Mills Inc.	56,166	2,027
	eRex Co. Ltd.	188,092	2,022
	Kanematsu Electronics Ltd.	72,659	2,014
	Fuji Co. Ltd.	118,803	2,009
	Mitsui Sugar Co. Ltd.	96,861	2,004
	San ju San Financial Group Inc.	145,653	2,004
	Shikoku Chemicals Corp.	191,158	2,003
	Arcland Sakamoto Co. Ltd.	162,985	1,997
^	W-Scope Corp.	147,181	1,993
	Chiyoda Co. Ltd.	136,064	1,993
	Mitsubishi Logisnext Co. Ltd.	186,491	1,983
	Toho Titanium Co. Ltd.	194,496	1,983
	PAL GROUP Holdings Co. Ltd.	65,439	1,981
*	Open Door Inc.	76,284	1,980
	Kanto Denka Kogyo Co. Ltd.	282,331	1,979
	Futaba Industrial Co. Ltd.	360,651	1,978
	Micronics Japan Co. Ltd.	223,089	1,974
	Belluna Co. Ltd.	287,877	1,968
	Central Security Patrols Co. Ltd.	42,388	1,965
	Riken Corp.	51,079	1,954
	World Co. Ltd.	101,500	1,943
	Marusan Securities Co. Ltd.	373,627	1,942
	Vital KSK Holdings Inc.	204,325	1,938
	Argo Graphics Inc.	87,200	1,928
	GLOBERIDE Inc.	61,800	1,927
	Miyazaki Bank Ltd.	85,814	1,923
	Valqua Ltd.	91,328	1,923
	Asahi Diamond Industrial Co. Ltd.	314,535	1,922
	Tamron Co. Ltd.	93,454	1,917
^	OSAKA Titanium Technologies Co. Ltd.	117,703	1,913
	Sanyo Electric Railway Co. Ltd.	98,314	1,912
	Hibiya Engineering Ltd.	109,300	1,905
	Mitsui-Soko Holdings Co. Ltd.	131,931	1,903
	TOC Co. Ltd.	316,198	1,902
	Shinko Shoji Co. Ltd.	107,491	1,901
	Dai-Dan Co. Ltd.	88,476	1,895
	Nippon Koei Co. Ltd.	85,789	1,889
	Taihei Dengyo Kaisha Ltd.	93,527	1,887
	Mitsuuroko Group Holdings Co. Ltd.	258,759	1,879
	Daiken Corp.	91,809	1,876
^	Kitanotatsujin Corp.	358,868	1,874
	Ryoyo Electro Corp.	114,036	1,873
	Daito Pharmaceutical Co. Ltd.	60,822	1,868
	KAWADA TECHNOLOGIES Inc.	24,899	1,865
	Matsuya Co. Ltd.	234,386	1,862
^	Starzen Co. Ltd.	47,866	1,858
	Nippon Thompson Co. Ltd.	410,338	1,857
	Nippon Road Co. Ltd.	33,004	1,856
	Sinfonia Technology Co. Ltd.	161,258	1,854
	Enplas Corp.	62,043	1,848
	LIFULL Co. Ltd.	396,216	1,842
^	Sourcenext Corp.	500,000	1,842
*	RENOVA Inc.	253,300	1,842
	Mie Kotsu Group Holdings Inc.	343,943	1,837
	Meisei Industrial Co. Ltd.	274,961	1,835
	Toho Zinc Co. Ltd.	78,898	1,834
	Tokushu Tokai Paper Co. Ltd.	52,171	1,828
^	Sankyo Tateyama Inc.	166,294	1,823
	St. Marc Holdings Co. Ltd.	85,332	1,819
	Pacific Metals Co. Ltd.	87,521	1,817
	Takara Leben Co. Ltd.	509,965	1,816
	Chubu Shiryo Co. Ltd.	158,766	1,802
	Foster Electric Co. Ltd.	124,208	1,796
	G-Tekt Corp.	126,680	1,796

36

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Riken Keiki Co. Ltd.	98,061	1,793
	Intage Holdings Inc.	204,553	1,789
	Kappa Create Co. Ltd.	140,923	1,784
	Hioki EE Corp.	54,691	1,780
	Uchida Yoko Co. Ltd.	53,982	1,777
	Akita Bank Ltd.	93,833	1,777
	Toppan Forms Co. Ltd.	225,477	1,777
	Torii Pharmaceutical Co. Ltd.	73,652	1,776
	Sanshin Electronics Co. Ltd.	105,241	1,773
	COLOPL Inc.	291,566	1,767
	Inageya Co. Ltd.	142,032	1,766
	KFC Holdings Japan Ltd.	95,333	1,765
	Dexerials Corp.	272,458	1,761
	Tachibana Eletech Co. Ltd.	112,500	1,755
^	Nippon Yakin Kogyo Co. Ltd.	832,076	1,746
	Shikoku Bank Ltd.	207,990	1,745
^	Akatsuki Inc.	32,221	1,744
	Sogo Medical Holdings Co. Ltd.	111,486	1,740
	Hosokawa Micron Corp.	40,942	1,731
	Aichi Bank Ltd.	50,404	1,729
	Takamatsu Construction Group Co. Ltd.	85,821	1,727
	Goldcrest Co. Ltd.	97,767	1,725
	Strike Co. Ltd.	91,732	1,724
	Cybozu Inc.	151,766	1,722
	Canon Electronics Inc.	101,799	1,713
	Kenko Mayonnaise Co. Ltd.	82,099	1,713
	Sinko Industries Ltd.	117,539	1,710
	Alconix Corp.	128,406	1,700
	Toa Corp.	112,010	1,694
	Toyo Tanso Co. Ltd.	84,216	1,689
	YAMABIKO Corp.	193,444	1,687
	Fukui Bank Ltd.	129,319	1,684
	Nippon Kanzai Co. Ltd.	98,661	1,672
	Mitsui High-Tec Inc.	151,143	1,661
	Anest Iwata Corp.	185,043	1,651
	Sumitomo Seika Chemicals Co. Ltd.	53,795	1,645
	Roland DG Corp.	73,229	1,643
	Daiwa Industries Ltd.	156,434	1,632
	Juki Corp.	176,129	1,631
	Tosei Corp.	179,900	1,626
	Sumitomo Riko Co. Ltd.	207,479	1,624
	Daido Metal Co. Ltd.	261,997	1,613
	Sun Frontier Fudousan Co. Ltd.	169,691	1,607
	Kintetsu Department Store Co. Ltd.	53,866	1,597
	Iino Kaiun Kaisha Ltd.	475,824	1,589
	Yurtec Corp.	231,338	1,586
	LEC Inc.	147,956	1,584
	Neturen Co. Ltd.	197,165	1,583
^	OPT Holding Inc.	100,978	1,582
	Amuse Inc.	68,521	1,581
	Pasona Group Inc.	112,800	1,579
	CMK Corp.	270,446	1,579
	Toyo Construction Co. Ltd.	402,842	1,578
	Eagle Industry Co. Ltd.	161,375	1,578
	Toa Corp.	132,225	1,576
	Osaki Electric Co. Ltd.	241,982	1,576
^	Alpen Co. Ltd.	109,950	1,559
	Nittetsu Mining Co. Ltd.	35,932	1,558
	Nichiban Co. Ltd.	77,374	1,546
	Daiichi Jitsugyo Co. Ltd.	53,891	1,543
	Kaga Electronics Co. Ltd.	106,180	1,537
	Arcland Service Holdings Co. Ltd.	89,399	1,536
	Rock Field Co. Ltd.	117,181	1,536
	LIXIL VIVA Corp.	132,058	1,534

37

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	OSJB Holdings Corp.	619,161	1,531
	Union Tool Co.	54,315	1,531
	Tenma Corp.	90,018	1,527
^	PIA Corp.	35,338	1,521
	CI Takiron Corp.	242,605	1,518
	Shindengen Electric Manufacturing Co. Ltd.	44,378	1,516
	Okuwa Co. Ltd.	151,515	1,496
	Achilles Corp.	80,825	1,480
	Melco Holdings Inc.	53,743	1,477
	Ryoden Corp.	99,374	1,477
	Gakken Holdings Co. Ltd.	31,201	1,472
	WATAMI Co. Ltd.	110,567	1,470
	Komtasu Matere Co. Ltd.	196,162	1,470
	Advan Co. Ltd.	149,072	1,467
	Shin-Etsu Polymer Co. Ltd.	201,715	1,466
	Trust Tech Inc.	102,650	1,464
	Nichiden Corp.	84,175	1,462
	Kyokuyo Co. Ltd.	54,708	1,458
	Marvelous Inc.	190,997	1,454
	Cosel Co. Ltd.	135,886	1,453
	Dai Nippon Toryo Co. Ltd.	150,009	1,451
	ASKA Pharmaceutical Co. Ltd.	124,152	1,451
^	Kamakura Shinsho Ltd.	110,700	1,450
	Ines Corp.	135,521	1,445
	Kourakuen Holdings Corp.	56,133	1,444
	Stella Chemifa Corp.	51,611	1,442
	Fujibo Holdings Inc.	66,643	1,439
	SBS Holdings Inc.	101,700	1,438
	Katakura Industries Co. Ltd.	120,038	1,437
^	Link And Motivation Inc.	252,897	1,427
	Feed One Co. Ltd.	822,491	1,424
	Ichiyoshi Securities Co. Ltd.	209,794	1,421
	Kamei Corp.	136,404	1,421
	Riken Vitamin Co. Ltd.	45,330	1,420
*,^	KLab Inc.	166,318	1,420
	Tsukui Corp.	295,377	1,412
	ARTERIA Networks Corp.	121,300	1,409
	Nippon Parking Development Co. Ltd.	890,781	1,408
^	YA-MAN Ltd.	170,677	1,407
	Zuken Inc.	83,604	1,401
	Hoosiers Holdings	249,200	1,395
	Xebio Holdings Co. Ltd.	122,194	1,393
	Itochu-Shokuhin Co. Ltd.	32,290	1,393
	Matsuyafoods Holdings Co. Ltd.	45,675	1,387
^	Megachips Corp.	109,320	1,384
	Towa Bank Ltd.	216,016	1,376
	Chukyo Bank Ltd.	66,715	1,375
^	Sumida Corp.	127,576	1,374
	Sagami Holdings Corp.	113,561	1,366
	Yakuodo Co. Ltd.	61,620	1,363
	Krosaki Harima Corp.	23,787	1,360
	Mitsuba Corp.	221,871	1,359
	Kyodo Printing Co. Ltd.	53,876	1,357
	Kyokuto Securities Co. Ltd.	166,442	1,355
	Kanagawa Chuo Kotsu Co. Ltd.	39,216	1,352
	Michinoku Bank Ltd.	88,213	1,348
	Fukuda Corp.	31,600	1,344
*,^	Gunosy Inc.	79,800	1,343
*,^	Change Inc.	58,400	1,339
	Yorozu Corp.	106,428	1,337
*	Vector Inc.	139,008	1,332
	Fujita Kanko Inc.	53,051	1,332
	Riken Technos Corp.	275,100	1,331
	Cawachi Ltd.	71,475	1,328

38

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Sumitomo Densetsu Co. Ltd.	83,377	1,326
	Nitto Kohki Co. Ltd.	67,614	1,326
	Nippon Beet Sugar Manufacturing Co. Ltd.	70,822	1,323
	Nippon Chemi-Con Corp.	89,863	1,320
	Nihon Trim Co. Ltd.	27,300	1,318
	Nagatanien Holdings Co. Ltd.	67,548	1,311
	JSP Corp.	68,636	1,310
*,^	Remixpoint Inc.	322,249	1,299
	Shinwa Co. Ltd.	64,629	1,299
	Nihon Chouzai Co. Ltd.	41,948	1,299
	Aisan Industry Co. Ltd.	202,476	1,285
	Mimasu Semiconductor Industry Co. Ltd.	85,918	1,284
	Kanaden Corp.	106,133	1,281
	Toenec Corp.	44,324	1,278
	Shin Nippon Air Technologies Co. Ltd.	80,300	1,275
	Nisso Corp.	92,000	1,272
	Furuno Electric Co. Ltd.	135,035	1,271
	Organo Corp.	38,129	1,271
	Nippon Denko Co. Ltd.	657,617	1,267
	Rokko Butter Co. Ltd.	74,125	1,260
	F@N Communications Inc.	241,371	1,259
	Arakawa Chemical Industries Ltd.	96,278	1,258
	Rorze Corp.	59,010	1,255
	Nihon Tokushu Toryo Co. Ltd.	96,072	1,249
^	Yonex Co. Ltd.	216,078	1,246
	Japan Transcity Corp.	282,857	1,245
	Itoki Corp.	303,560	1,242
	Icom Inc.	54,805	1,237
	Iseki & Co. Ltd.	86,257	1,224
	MTI Ltd.	172,309	1,223
	Torishima Pump Manufacturing Co. Ltd.	124,128	1,220
	Warabeya Nichiyo Holdings Co. Ltd.	78,996	1,219
	Koatsu Gas Kogyo Co. Ltd.	154,729	1,215
	Fuji Pharma Co. Ltd.	93,814	1,215
	Toyo Corp.	136,311	1,205
	WDB Holdings Co. Ltd.	48,104	1,199
^	Pepper Food Service Co. Ltd.	73,502	1,197
	Shinnihon Corp.	143,190	1,187
	Chiyoda Integre Co. Ltd.	64,427	1,185
^	Optorun Co. Ltd.	54,506	1,185
	Oyo Corp.	117,204	1,185
	K&O Energy Group Inc.	85,018	1,184
^	Yamashin-Filter Corp.	201,426	1,178
	Tosho Printing Co. Ltd.	96,289	1,164
	Jamco Corp.	59,211	1,161
	Kansai Super Market Ltd.	115,032	1,161
	FIDEA Holdings Co. Ltd.	1,083,754	1,158
^	Genky DrugStores Co. Ltd.	47,951	1,154
	CONEXIO Corp.	90,739	1,153
	Misawa Homes Co. Ltd.	122,538	1,149
	Kato Works Co. Ltd.	61,446	1,148
*	Unitika Ltd.	318,800	1,147
	Keiyo Co. Ltd.	264,524	1,138
	Godo Steel Ltd.	62,179	1,138
	Teikoku Electric Manufacturing Co. Ltd.	96,154	1,134
	NS United Kaiun Kaisha Ltd.	54,415	1,122
	Yushin Precision Equipment Co. Ltd.	118,633	1,115
	France Bed Holdings Co. Ltd.	123,300	1,108
	Osaka Steel Co. Ltd.	67,527	1,100
^	Nissei ASB Machine Co. Ltd.	45,786	1,097
	Denyo Co. Ltd.	81,101	1,094
	Hisaka Works Ltd.	134,936	1,091
	Nissin Corp.	66,345	1,091
	Happinet Corp.	88,793	1,091

39

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*,^	Medical Data Vision Co. Ltd.	88,908	1,086
	Mitsubishi Research Institute Inc.	34,738	1,086
	Nissin Sugar Co. Ltd.	63,500	1,084
^	Fujiya Co. Ltd.	59,519	1,077
	Ministop Co. Ltd.	74,666	1,075
	Sac’s Bar Holdings Inc.	116,961	1,065
^	Taki Chemical Co. Ltd.	27,700	1,054
*	ES-Con Japan Ltd.	168,800	1,050
	Tokyo Individualized Educational Institute Inc.	121,387	1,047
	Aiphone Co. Ltd.	69,885	1,046
	CAC Holdings Corp.	74,880	1,045
	Yushiro Chemical Industry Co. Ltd.	86,412	1,044
	Hochiki Corp.	84,124	1,043
	Asunaro Aoki Construction Co. Ltd.	138,540	1,042
	Shimizu Bank Ltd.	61,677	1,038
	Kasai Kogyo Co. Ltd.	140,417	1,035
	Yomiuri Land Co. Ltd.	22,388	1,032
	Alpha Systems Inc.	39,423	1,026
	Central Sports Co. Ltd.	35,454	1,024
	Mitsui Matsushima Holdings Co. Ltd.	80,871	1,010
	Wellnet Corp.	119,543	1,009
^	RS Technologies Co. Ltd.	37,654	1,006
	CMIC Holdings Co. Ltd.	52,810	1,004
	Sankyo Seiko Co. Ltd.	208,137	1,003
^	Hito Communications Holdings Inc.	60,129	1,000
	Studio Alice Co. Ltd.	52,824	998
	Japan Cash Machine Co. Ltd.	97,177	997
	ST Corp.	63,324	990
^	BRONCO BILLY Co. Ltd.	48,787	988
	Chori Co. Ltd.	61,953	988
	Aichi Corp.	152,505	987
	JP-Holdings Inc.	360,632	987
	Bank of Saga Ltd.	68,753	986
	Yahagi Construction Co. Ltd.	150,623	983
	Sanyo Shokai Ltd.	68,421	975
	SWCC Showa Holdings Co. Ltd.	126,696	969
	Weathernews Inc.	31,298	967
	Sekisui Plastics Co. Ltd.	138,160	963
	Daikokutenbussan Co. Ltd.	29,904	954
	CHIMNEY Co. Ltd.	43,432	953
	Toyo Kanetsu KK	49,790	952
	Mars Group Holdings Corp.	51,685	950
	Halows Co. Ltd.	46,151	949
	Towa Corp.	130,147	949
	CTS Co. Ltd.	148,973	948
	Kurimoto Ltd.	70,113	946
*	Nippon Sharyo Ltd.	38,211	943
	Hokkan Holdings Ltd.	59,403	940
	Matsuda Sangyo Co. Ltd.	68,507	939
	Hokkaido Gas Co. Ltd.	70,006	938
	Kyosan Electric Manufacturing Co. Ltd.	268,928	936
	Sanei Architecture Planning Co. Ltd.	65,601	933
	Tomoku Co. Ltd.	57,494	932
	Tokyo Energy & Systems Inc.	110,005	930
	Honeys Holdings Co. Ltd.	84,006	925
	SRA Holdings	37,753	921
	Maezawa Kyuso Industries Co. Ltd.	51,364	917
	Pronexus Inc.	87,917	911
	Toho Co. Ltd.	49,173	909
	Tochigi Bank Ltd.	552,057	888
	Parco Co. Ltd.	87,711	884
	Hodogaya Chemical Co. Ltd.	32,715	884
	IDOM Inc.	327,281	881
	Space Value Holdings Co. Ltd.	185,821	873

40

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	NEC Capital Solutions Ltd.	52,437	871
*	KNT-CT Holdings Co. Ltd.	69,863	871
	Tatsuta Electric Wire and Cable Co. Ltd.	194,859	864
	Sinanen Holdings Co. Ltd.	50,668	861
	Nihon Nohyaku Co. Ltd.	221,855	859
	Fudo Tetra Corp.	70,353	855
	Jimoto Holdings Inc.	957,856	855
	Gurunavi Inc.	137,864	855
	Fukui Computer Holdings Inc.	36,820	854
	Meiko Network Japan Co. Ltd.	96,194	853
	Tv Tokyo Holdings Corp.	38,913	847
	ASAHI YUKIZAI Corp.	65,451	843
	Taisei Lamick Co. Ltd.	32,617	836
	Namura Shipbuilding Co. Ltd.	297,620	835
	Mitsubishi Paper Mills Ltd.	160,325	829
	Shibusawa Warehouse Co. Ltd.	53,391	824
	Tsutsumi Jewelry Co. Ltd.	46,523	818
	Kitagawa Corp.	41,770	816
	Tokyo Rakutenchi Co. Ltd.	17,452	814
	Zuiko Corp.	24,480	811
	Shin Nippon Biomedical Laboratories Ltd.	124,229	807
	Mitsubishi Steel Manufacturing Co. Ltd.	67,838	798
	Elematec Corp.	83,720	797
	Takamiya Co. Ltd.	109,775	786
*,^	COOKPAD Inc.	274,525	785
	GCA Corp.	121,958	779
	SMK Corp.	31,019	776
	Daisyo Corp.	53,616	775
	Asahi Co. Ltd.	67,524	763
	Wowow Inc.	30,633	755
	Chuo Spring Co. Ltd.	27,263	740
	Aeon Fantasy Co. Ltd.	35,544	739
	Artnature Inc.	126,227	739
	Maezawa Kasei Industries Co. Ltd.	75,258	735
	World Holdings Co. Ltd.	46,591	729
*	Tokyo Base Co. Ltd.	93,810	717
	Kita-Nippon Bank Ltd.	44,446	699
	Takaoka Toko Co. Ltd.	62,022	696
	Hakuto Co. Ltd.	61,962	696
*,^	FDK Corp.	84,263	694
	Tsukuba Bank Ltd.	437,582	688
	Chuetsu Pulp & Paper Co. Ltd.	50,703	686
	Tokyo Rope Manufacturing Co. Ltd.	73,863	686
^	Inaba Seisakusho Co. Ltd.	51,448	676
	Chiba Kogyo Bank Ltd.	272,400	674
	Fuso Pharmaceutical Industries Ltd.	39,035	673
*,^	Toyo Engineering Corp.	141,595	669
*	Kojima Co. Ltd.	151,201	669
	Nippon Coke & Engineering Co. Ltd.	787,278	666
	Nihon Yamamura Glass Co. Ltd.	51,470	657
	Toa Oil Co. Ltd.	38,449	657
	Fujikura Kasei Co. Ltd.	123,278	645
*	Sanden Holdings Corp.	128,818	644
	Shimojima Co. Ltd.	63,984	641
	PC Depot Corp.	159,940	636
	Seika Corp.	52,217	633
	Ohara Inc.	47,987	632
	Atsugi Co. Ltd.	76,668	630
	Mito Securities Co. Ltd.	345,814	628
	Okura Industrial Co. Ltd.	40,559	623
	Gun-Ei Chemical Industry Co. Ltd.	27,199	613
	T RAD Co. Ltd.	34,134	603
*,^	Funai Electric Co. Ltd.	82,615	603
	Corona Corp. Class A	65,691	602

41

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Taiho Kogyo Co. Ltd.	77,263	594
	Toli Corp.	263,868	586
	Fuji Oil Co. Ltd.	237,736	583
	AOI Electronics Co. Ltd.	28,511	576
	Chugai Ro Co. Ltd.	38,129	573
	Sanoh Industrial Co. Ltd.	131,782	563
	Kitano Construction Corp.	23,091	553
	Gecoss Corp.	61,164	540
	Takihyo Co. Ltd.	32,385	540
	Ateam Inc.	50,815	538
	Fujitsu Frontech Ltd.	56,915	532
	Rhythm Watch Co. Ltd.	41,251	532
	Linical Co. Ltd.	56,843	528
	Daikoku Denki Co. Ltd.	43,834	527
	Tokyo Electron Device Ltd.	28,224	498
	Airport Facilities Co. Ltd.	101,608	477
	Nakayama Steel Works Ltd.	107,585	466
	Sumitomo Precision Products Co. Ltd.	18,050	466
	Toyo Securities Co. Ltd.	408,286	448
*	Akebono Brake Industry Co. Ltd.	447,976	438
	Showa Aircraft Industry Co. Ltd.	35,208	431
^	Right On Co. Ltd.	63,885	428
^	Dai-ichi Seiko Co. Ltd.	36,735	427
*,^	Laox Co. Ltd.	137,705	410
	Cleanup Corp.	77,914	399
	Fields Corp.	82,878	388
*	Aplus Financial Co. Ltd.	596,261	383
	Paris Miki Holdings Inc.	120,822	375
*	Kinki Sharyo Co. Ltd.	22,152	362
*,^	Tateru Inc.	186,055	290
	Nippon Chemiphar Co. Ltd.	4,042	108
			24,276,414
Mexico (0.0%)
	Elis SA	348,824	6,329

Netherlands (2.9%)
	Unilever NV	8,876,373	539,312
	ASML Holding NV	2,415,634	502,669
	ING Groep NV	23,866,887	276,468
	Koninklijke Philips NV	5,601,862	243,546
	Heineken NV	1,442,788	160,802
	Koninklijke Ahold Delhaize NV	6,841,792	153,596
	Koninklijke DSM NV	1,075,990	132,760
	Akzo Nobel NV	1,394,857	131,075
^	Unibail-Rodamco-Westfield	824,865	123,571
	Wolters Kluwer NV	1,661,890	120,905
	NN Group NV	2,032,803	81,717
	Heineken Holding NV	645,855	67,650
	ArcelorMittal	3,665,774	65,573
	Koninklijke KPN NV	20,215,729	62,078
2	ABN AMRO Bank NV	2,532,870	54,197
	Aegon NV	10,330,544	51,316
*,2	Adyen NV	61,803	47,674
*,^	Galapagos NV	287,423	37,122
	Randstad NV	675,246	37,059
	ASR Nederland NV	847,791	34,447
	IMCD NV	322,390	29,573
	Aalberts NV	594,262	23,326
	SBM Offshore NV	1,082,763	20,902
*,2	Takeaway.com NV	221,776	20,749
	Koninklijke Vopak NV	409,377	18,852
2	Signify NV	629,741	18,581
*	OCI NV	584,471	16,048
	TKH Group NV	257,308	15,923

42

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	ASM International NV	237,812	15,435
	Corbion NV	362,962	11,815
^	Boskalis Westminster	501,005	11,558
*	Altice Europe NV	3,154,860	11,300
	BE Semiconductor Industries NV	439,627	11,281
2	Intertrust NV	530,137	10,935
	VEON Ltd.	3,694,503	10,516
	APERAM SA	301,613	8,485
	Arcadis NV	427,055	8,100
	Sligro Food Group NV	210,075	7,829
	Eurocommercial Properties NV	292,356	7,803
*,2	Basic-Fit NV	210,672	7,415
2	GrandVision NV	299,754	6,964
	Koninklijke BAM Groep NV	1,511,168	6,695
^	Wereldhave NV	245,161	6,425
^	AMG Advanced Metallurgical Group NV	184,182	5,715
^	PostNL NV	2,816,849	4,882
2	Flow Traders	165,338	4,826
	TomTom NV	412,641	4,741
	NSI NV	108,904	4,607
*,^	Fugro NV	498,010	4,284
	Wessanen	325,702	4,212
	Accell Group NV	127,887	3,524
	Vastned Retail NV	108,537	3,505
	Koninklijke Volkerwessels NV	153,583	3,088
2	B&S Group Sarl	151,752	2,449
2	NIBC Holding NV	241,574	2,166
	Aegon NV (New York Shares)	398,879	1,974
	ForFarmers NV	228,864	1,938
	Brunel International NV	125,543	1,835
*	Altice Europe NV Class B	359,367	1,284
			3,285,077
New Zealand (0.3%)
*	a2 Milk Co. Ltd.	4,447,320	43,962
	Auckland International Airport Ltd.	5,749,583	38,064
	Fisher & Paykel Healthcare Corp. Ltd.	3,468,177	36,078
	Spark New Zealand Ltd.	11,180,989	30,081
	Meridian Energy Ltd.	7,557,998	24,150
	Contact Energy Ltd.	4,383,126	23,582
	Ryman Healthcare Ltd.	2,511,341	19,834
	Fletcher Building Ltd.	5,233,872	17,055
	Mainfreight Ltd.	489,051	13,384
	Mercury NZ Ltd.	4,102,356	12,826
	SKYCITY Entertainment Group Ltd.	4,112,805	10,478
	Chorus Ltd.	2,708,956	10,381
	Infratil Ltd.	3,156,198	9,864
	Kiwi Property Group Ltd.	8,789,380	9,451
	Z Energy Ltd.	2,183,522	9,276
	EBOS Group Ltd.	565,599	8,799
	Goodman Property Trust	6,593,314	8,573
	Genesis Energy Ltd.	3,068,975	7,159
	Precinct Properties New Zealand Ltd.	5,703,726	6,784
	Air New Zealand Ltd.	3,101,867	5,530
	Summerset Group Holdings Ltd.	1,383,181	5,177
	Freightways Ltd.	899,300	5,102
	Argosy Property Ltd.	4,977,396	4,615
	Vector Ltd.	1,497,037	3,803
	Vital Healthcare Property Trust	2,293,821	3,792
*	Synlait Milk Ltd.	587,782	3,637
	Metlifecare Ltd.	1,081,724	3,193
*	Pushpay Holdings Ltd.	1,082,992	2,798
	Heartland Group Holdings Ltd.	2,466,860	2,738
	Scales Corp. Ltd.	648,922	2,049
	SKY Network Television Ltd.	2,509,932	1,990

43

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
^	Tourism Holdings Ltd.	735,140	1,868
	Kathmandu Holdings Ltd.	1,167,179	1,727
	New Zealand Refining Co. Ltd.	1,207,954	1,697
*	Restaurant Brands New Zealand Ltd.	116,369	731
			390,228
Norway (0.7%)
	DNB ASA	6,490,906	120,949
	Equinor ASA	6,021,691	119,455
	Telenor ASA	4,031,888	85,662
	Mowi ASA	2,597,703	60,783
	Yara International ASA	1,063,926	51,686
	Orkla ASA	4,665,019	41,402
	Norsk Hydro ASA	8,201,183	29,374
	Tomra Systems ASA	666,718	21,945
	Storebrand ASA	2,840,435	20,906
	Gjensidige Forsikring ASA	1,011,374	20,384
	Aker BP ASA	663,268	19,129
	TGS NOPEC Geophysical Co. ASA	624,921	17,585
	Subsea 7 SA	1,431,753	17,312
	Schibsted ASA Class A	545,287	15,062
	Schibsted ASA Class B	541,049	14,118
	Salmar ASA	317,609	13,826
	Bakkafrost P/F	243,309	13,588
2	Entra ASA	865,981	13,310
	SpareBank 1 SR-Bank ASA	1,073,738	13,090
	Leroy Seafood Group ASA	1,567,421	10,384
	SpareBank 1 SMN	807,058	9,250
*	Adevinta ASA Class B	821,390	9,051
	Aker ASA	147,737	8,516
	Borregaard ASA	634,928	7,359
*	Norwegian Finans Holding ASA	952,827	6,932
	DNO ASA	3,783,868	6,888
	Atea ASA	495,522	6,740
	Kongsberg Gruppen ASA	456,051	6,375
	Veidekke ASA	650,177	6,317
*	Adevinta ASA Class A	545,287	6,060
	Austevoll Seafood ASA	535,670	5,630
2	Scatec Solar ASA	512,075	5,131
	Grieg Seafood ASA	339,021	4,707
*	Borr Drilling Ltd.	467,125	4,546
2	Evry AS	1,048,912	4,290
2	Sbanken ASA	495,253	4,228
2	Elkem ASA	1,493,733	4,217
*,2	Aker Solutions ASA	941,879	3,867
*,^	Nordic Semiconductor ASA	901,065	3,788
*	Frontline Ltd.	459,237	3,730
*	PGS ASA	2,015,476	3,160
*,^,2	BW LPG Ltd.	458,282	2,239
	Norway Royal Salmon ASA	92,186	1,959
	Ocean Yield ASA	280,471	1,882
*,^,2	XXL ASA	561,411	1,876
^	Wallenius Wilhelmsen ASA	617,851	1,835
	Sparebank 1 Oestlandet	183,169	1,826
	Stolt-Nielsen Ltd.	144,973	1,764
*,^	Seadrill Ltd.	403,585	1,665
*,^	Norwegian Air Shuttle ASA	270,834	1,132
*	Akastor ASA	816,808	1,116
^	Hoegh LNG Holdings Ltd.	237,778	980
			859,006
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	5,212,382	59,828
	Polski Koncern Naftowy ORLEN SA	1,895,734	45,720
	Powszechny Zaklad Ubezpieczen SA	3,430,927	40,151
	Bank Polska Kasa Opieki SA	955,835	28,643

44

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	KGHM Polska Miedz SA	836,495	23,224
	CD Projekt SA	383,013	22,169
	Santander Bank Polska SA	180,041	17,901
	Polskie Gornictwo Naftowe i Gazownictwo SA	10,631,623	15,131
	Grupa Lotos SA	597,473	13,559
	Cyfrowy Polsat SA	1,636,699	13,053
*	PGE Polska Grupa Energetyczna SA	4,425,768	11,382
	LPP SA	5,093	10,430
*,2	Dino Polska SA	292,156	10,237
*	Bank Millennium SA	3,717,492	9,327
*	mBank SA	79,038	9,107
	CCC SA	173,727	7,844
*	Alior Bank SA	565,238	7,550
*	Orange Polska SA	4,092,618	7,338
	Asseco Poland SA	459,439	6,563
2	PLAY Communications SA	660,127	5,724
*	KRUK SA	99,571	4,882
*	AmRest Holdings SE	440,609	4,287
	Kernel Holding SA	312,259	4,042
*	Jastrzebska Spolka Weglowa SA	310,348	3,930
*	Enea SA	1,302,624	3,258
	Grupa Azoty SA	285,212	3,204
	Bank Handlowy w Warszawie SA	205,215	2,954
	Budimex SA	73,465	2,677
^	Eurocash SA	484,084	2,669
*	Tauron Polska Energia SA	5,748,257	2,641
*	Energa SA	1,212,911	2,537
*	PKP Cargo SA	183,352	2,136
	Warsaw Stock Exchange	160,889	1,852
*	Ciech SA	158,367	1,772
*	Lubelski Wegiel Bogdanka SA	65,281	623
*,^	Boryszew SA	391,867	420
			408,765
Portugal (0.2%)
	EDP - Energias de Portugal SA	13,831,454	52,566
	Galp Energia SGPS SA	3,142,431	48,328
	Jeronimo Martins SGPS SA	1,483,238	23,909
	Banco Comercial Portugues SA	47,772,038	14,771
	EDP Renovaveis SA	931,566	9,556
	NOS SGPS SA	1,364,536	8,971
	REN - Redes Energeticas Nacionais SGPS SA	2,354,383	6,453
	Navigator Co. SA	1,524,669	5,823
	Sonae SGPS SA	5,927,141	5,724
	Altri SGPS SA	431,360	2,994
	Corticeira Amorim SGPS SA	200,263	2,318
^	CTT-Correios de Portugal SA	953,283	2,294
	Semapa-Sociedade de Investimento e Gestao	145,280	2,043
^	Mota-Engil SGPS SA	524,900	1,137
*	Banco Espirito Santo SA	10,412,510	32
			186,919
Singapore (1.2%)
	DBS Group Holdings Ltd.	11,004,133	211,390
	Oversea-Chinese Banking Corp. Ltd.	20,338,715	171,561
	United Overseas Bank Ltd.	7,862,906	152,007
	Singapore Telecommunications Ltd.	45,452,333	117,645
	Keppel Corp. Ltd.	8,746,006	43,095
	CapitaLand Ltd.	15,300,020	39,952
	Ascendas REIT	15,434,841	35,615
	Wilmar International Ltd.	11,898,314	32,571
	Singapore Exchange Ltd.	5,033,084	29,486
	Singapore Technologies Engineering Ltd.	9,325,596	28,562
	CapitaLand Mall Trust	14,614,272	28,421
	ComfortDelGro Corp. Ltd.	12,580,763	24,741
	Genting Singapore Ltd.	35,532,173	24,175

45

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	CapitaLand Commercial Trust	14,911,828	23,929
	Singapore Airlines Ltd.	3,118,881	21,372
	City Developments Ltd.	2,887,183	20,225
	Venture Corp. Ltd.	1,588,302	19,177
	Mapletree Commercial Trust	11,707,556	18,091
	Singapore Press Holdings Ltd.	9,735,474	17,560
	Mapletree Logistics Trust	14,779,743	17,380
	Suntec REIT	12,056,852	17,297
	UOL Group Ltd.	3,017,204	16,854
	Jardine Cycle & Carriage Ltd.	607,687	16,284
	SATS Ltd.	3,854,762	14,873
	Mapletree Industrial Trust	8,597,756	14,239
	Mapletree North Asia Commercial Trust	12,929,683	13,951
	NetLink NBN Trust	18,006,828	11,845
	Keppel REIT	12,030,932	11,206
	Sembcorp Industries Ltd.	5,559,905	9,910
	Golden Agri-Resources Ltd.	38,794,423	8,329
	Frasers Logistics & Industrial Trust	9,145,810	8,183
	Keppel Infrastructure Trust	21,707,294	8,105
	Hutchison Port Holdings Trust	30,873,916	7,098
	Frasers Centrepoint Trust	3,629,878	6,975
	Ascott Residence Trust	6,699,711	6,439
	Singapore Post Ltd.	9,024,059	6,339
	Keppel DC REIT	4,970,394	6,136
	Manulife US REIT	6,987,597	6,046
	CDL Hospitality Trusts	4,835,114	5,827
	Olam International Ltd.	3,844,300	5,602
*	Sembcorp Marine Ltd.	4,954,077	5,546
	Parkway Life REIT	2,384,930	5,341
	Frasers Commercial Trust	4,125,951	5,093
	ESR-REIT	13,076,805	5,077
	Ascendas India Trust	5,008,500	5,035
	Bukit Sembawang Estates Ltd.	1,171,800	4,999
	Starhill Global REIT	8,525,292	4,884
	Raffles Medical Group Ltd.	5,723,412	4,401
	CapitaLand Retail China Trust	3,721,484	4,292
	StarHub Ltd.	3,475,616	3,961
	Cache Logistics Trust	6,353,319	3,710
	First Resources Ltd.	3,106,127	3,652
	AIMS APAC REIT	3,405,400	3,651
	Ascendas Hospitality Trust	5,002,713	3,624
	Wing Tai Holdings Ltd.	2,254,653	3,452
	OUE Hospitality Trust	6,202,946	3,279
	Frasers Property Ltd.	2,118,658	2,928
	Far East Hospitality Trust	5,751,910	2,828
	SPH REIT	3,482,709	2,753
	SIA Engineering Co. Ltd.	1,396,728	2,593
	GuocoLand Ltd.	1,722,815	2,548
	Frasers Hospitality Trust	4,810,692	2,507
	First REIT	3,118,382	2,375
	Lippo Malls Indonesia Retail Trust	12,911,976	2,291
	Soilbuild Business Space REIT	4,971,234	2,260
	Sheng Siong Group Ltd.	2,719,065	2,210
	Yoma Strategic Holdings Ltd.	7,479,468	2,130
	Sabana Shari’ah Compliant Industrial REIT	6,155,301	2,094
	Silverlake Axis Ltd.	5,073,661	2,007
	Accordia Golf Trust	4,731,755	1,854
	Thomson Medical Group Ltd.	37,593,900	1,779
	OUE Ltd.	1,589,204	1,762
§	Best World International Ltd.	1,646,200	1,655
	Boustead Singapore Ltd.	1,793,076	1,034
	Asian Pay Television Trust	7,666,749	969
	Bumitama Agri Ltd.	1,820,023	848
*,^,§	Hyflux Ltd.	2,817,700	437

46

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*,§	Noble Group Ltd.	4,883,318	292
*,^,§	Ezra Holdings Ltd.	10,329,900	84
*,§	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	720,757	1
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	5,153,611	—
			1,390,729
South Korea (4.1%)
	Samsung Electronics Co. Ltd.	26,748,231	1,089,197
	SK Hynix Inc.	3,155,977	189,830
	Samsung Electronics Co. Ltd. Preference Shares	4,259,138	141,252
	Samsung Electronics Co. Ltd. GDR	107,990	109,856
*,^	Celltrion Inc.	601,121	107,138
	Hyundai Motor Co.	864,350	104,902
	Shinhan Financial Group Co. Ltd.	2,621,655	101,967
	KB Financial Group Inc.	2,331,086	92,402
	POSCO	414,578	88,009
	LG Chem Ltd.	272,917	83,877
	Hyundai Mobis Co. Ltd.	398,511	81,306
	NAVER Corp.	816,519	80,697
	Samsung SDI Co. Ltd.	320,702	65,797
	Kia Motors Corp.	1,569,271	59,866
	LG Household & Health Care Ltd.	52,420	59,705
	Hana Financial Group Inc.	1,808,885	58,630
	KT&G Corp.	674,469	57,556
	SK Innovation Co. Ltd.	347,744	47,933
	Samsung Fire & Marine Insurance Co. Ltd.	187,316	43,493
	Samsung C&T Corp.	509,306	42,253
	NCSoft Corp.	101,938	42,169
	LG Electronics Inc.	605,154	41,638
	Woori Financial Group Inc.	3,405,317	41,442
	SK Holdings Co. Ltd.	201,729	40,594
	LG Corp.	547,819	36,471
	Samsung SDS Co. Ltd.	194,618	36,279
	Kakao Corp.	305,045	34,771
*	Korea Electric Power Corp.	1,356,275	30,023
^	Samsung Electro-Mechanics Co. Ltd.	338,724	28,820
	Samsung Life Insurance Co. Ltd.	388,825	28,174
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	261,918	26,907
	Amorepacific Corp.	186,057	26,578
	Korea Zinc Co. Ltd.	60,055	24,770
	Woongjin Coway Co. Ltd.	340,436	22,773
*,^,2	Samsung Biologics Co. Ltd.	80,975	22,474
*	LG Display Co. Ltd.	1,368,167	21,207
	Fila Korea Ltd.	318,164	21,130
	Hyundai Engineering & Construction Co. Ltd.	445,722	20,725
	Industrial Bank of Korea	1,648,835	20,075
	Lotte Chemical Corp.	89,262	19,552
*	Samsung Heavy Industries Co. Ltd.	2,677,565	18,951
	S-Oil Corp.	249,580	18,127
	Hyundai Heavy Industries Holdings Co. Ltd.	63,986	17,978
	SK Telecom Co. Ltd.	79,287	17,787
*,^	Celltrion Healthcare Co. Ltd.	355,073	17,381
	Kangwon Land Inc.	649,020	17,003
	Mirae Asset Daewoo Co. Ltd.	2,328,880	16,538
	Daelim Industrial Co. Ltd.	165,743	16,529
	Hyundai Steel Co.	455,476	16,514
	Korea Investment Holdings Co. Ltd.	232,833	16,296
	Hotel Shilla Co. Ltd.	187,290	15,763
	Hyundai Glovis Co. Ltd.	112,069	15,645
	Hyundai Motor Co. 2nd Preference Shares	208,633	15,608
	Hanmi Pharm Co. Ltd.	42,764	14,982
	LG Uplus Corp.	1,182,821	14,852
	E-MART Inc.	121,739	14,757
	DB Insurance Co. Ltd.	284,483	14,600
	SK Telecom Co. Ltd. ADR	589,509	14,590

47

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Samsung Engineering Co. Ltd.	954,104	14,198
	Hankook Tire & Technology Co. Ltd.	460,671	14,010
	GS Holdings Corp.	312,734	13,883
*,^	SillaJen Inc.	323,655	13,878
	Samsung Securities Co. Ltd.	378,310	12,832
	GS Engineering & Construction Corp.	357,359	12,507
	Korea Aerospace Industries Ltd.	397,588	12,405
*,^	Helixmith Co. Ltd.	82,936	12,142
	CJ CheilJedang Corp.	47,138	12,129
	BNK Financial Group Inc.	1,804,848	11,714
	Yuhan Corp.	53,615	11,359
	Shinsegae Inc.	42,561	11,110
	Cheil Worldwide Inc.	423,854	10,789
*,^,2	Netmarble Corp.	108,885	10,663
	Orion Corp.	131,644	10,554
	LG Household & Health Care Ltd. Preference Shares	14,912	10,415
	Hyundai Motor Co. Preference Shares	150,075	10,289
	S-1 Corp.	117,327	9,913
	Hanon Systems	976,103	9,862
	Medy-Tox Inc.	25,159	9,819
	Hanwha Chemical Corp.	491,665	9,689
	NH Investment & Securities Co. Ltd.	769,402	9,685
	Lotte Shopping Co. Ltd.	69,282	9,642
	LG Chem Ltd. Preference Shares	56,542	9,588
	AMOREPACIFIC Group	175,039	9,464
	CJ ENM Co. Ltd.	59,691	9,156
	Hyundai Marine & Fire Insurance Co. Ltd.	370,157	9,124
	Kumho Petrochemical Co. Ltd.	107,435	9,073
	OCI Co. Ltd.	108,779	8,808
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	293,991	8,335
	LG Innotek Co. Ltd.	84,761	8,031
	Meritz Securities Co. Ltd.	1,722,977	8,003
	KCC Corp.	33,422	7,980
	Hyundai Elevator Co. Ltd.	98,423	7,747
	Korean Air Lines Co. Ltd.	291,953	7,333
	LG Electronics Inc. Preference Shares	243,709	7,014
	BGF retail Co. Ltd.	38,151	6,972
	HDC Hyundai Development Co-Engineering & Construction	184,158	6,949
*,^	Pearl Abyss Corp.	37,565	6,918
	Hyundai Department Store Co. Ltd.	94,885	6,805
*,^	HLB Inc.	214,184	6,576
	DGB Financial Group Inc.	928,113	6,555
	CJ Corp.	74,557	6,531
	Samsung Card Co. Ltd.	186,399	6,167
	Meritz Fire & Marine Insurance Co. Ltd.	342,208	6,135
*	Hanwha Aerospace Co. Ltd.	212,836	6,135
	Lotte Corp.	158,973	6,066
^	POSCO Chemical Co. Ltd.	130,426	6,065
	Youngone Corp.	184,446	5,956
	Shinhan Financial Group Co. Ltd. ADR	152,314	5,922
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	35,423	5,873
^	Douzone Bizon Co. Ltd.	108,016	5,835
	Korea Gas Corp.	158,446	5,798
	Hanwha Corp.	249,799	5,786
	Amorepacific Corp. Preference Shares	76,438	5,717
2	Orange Life Insurance Ltd.	201,468	5,524
	GS Retail Co. Ltd.	156,941	5,348
*,^	Hyundai Rotem Co. Ltd.	289,386	5,289
^	Koh Young Technology Inc.	72,873	5,254
	Com2uSCorp	59,381	5,231
*,^	CJ Logistics Corp.	44,820	5,228
	Hyundai Mipo Dockyard Co. Ltd.	121,078	5,188
	Mando Corp.	202,298	5,172
*,^	Hyundai Merchant Marine Co. Ltd.	1,609,318	5,168

48

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Hanwha Life Insurance Co. Ltd.	1,758,661	4,994
^	KIWOOM Securities Co. Ltd.	69,346	4,914
	Hanmi Science Co. ltd	81,608	4,827
	LOTTE Fine Chemical Co. Ltd.	104,833	4,801
	Ottogi Corp.	8,070	4,786
*	Hanall Biopharma Co. Ltd.	221,152	4,780
*	Hugel Inc.	13,056	4,746
	Kolmar Korea Co. Ltd.	90,217	4,724
	Posco International Corp.	294,255	4,686
*	Korea Electric Power Corp. ADR	422,187	4,686
^	Hanjin Kal Corp.	178,209	4,639
*	Daewoo Engineering & Construction Co. Ltd.	1,068,027	4,578
*	Pan Ocean Co. Ltd.	1,136,769	4,576
	Doosan Bobcat Inc.	144,346	4,552
	JB Financial Group Co. Ltd.	879,046	4,503
	WONIK IPS Co. Ltd.	210,416	4,363
*,^	Celltrion Pharm Inc.	104,300	4,349
*,^	Doosan Infracore Co. Ltd.	801,706	4,327
	LS Corp.	104,845	4,321
	Innocean Worldwide Inc.	69,704	4,302
	NongShim Co. Ltd.	19,202	4,224
	Kolon Industries Inc.	113,484	4,203
	Korean Reinsurance Co.	555,140	4,197
*	NHN Corp.	61,113	4,091
	LS Industrial Systems Co. Ltd.	93,036	4,079
	SKC Co. Ltd.	118,347	4,069
	SK Networks Co. Ltd.	915,261	4,015
^	Hyundai Wia Corp.	94,299	3,977
*	Osstem Implant Co. Ltd.	60,516	3,933
*	Doosan Heavy Industries & Construction Co. Ltd.	725,077	3,902
	Taekwang Industrial Co. Ltd.	3,370	3,853
^	Paradise Co. Ltd.	271,991	3,849
*,^	Komipharm International Co. Ltd.	202,209	3,838
^	Cosmax Inc.	40,371	3,820
*,^	SM Entertainment Co. Ltd.	105,333	3,801
^	Hanssem Co. Ltd.	59,638	3,790
*,^	Sangsangin Co. Ltd.	194,023	3,773
	SFA Engineering Corp.	107,141	3,751
	Partron Co. Ltd.	239,406	3,685
	SK Materials Co. Ltd.	28,604	3,672
*	Genexine Co. Ltd.	74,529	3,666
	Green Cross Corp.	34,737	3,662
	Hyundai Greenfood Co. Ltd.	307,467	3,490
	Ssangyong Cement Industrial Co. Ltd.	636,056	3,479
	Daewoong Pharmaceutical Co. Ltd.	26,644	3,465
	Hyosung Corp.	54,931	3,459
	KEPCO Plant Service & Engineering Co. Ltd.	127,420	3,451
^	Seoul Semiconductor Co. Ltd.	218,612	3,421
	Hansol Chemical Co. Ltd.	49,412	3,403
^	JYP Entertainment Corp.	162,353	3,368
^	DoubleUGames Co. Ltd.	61,737	3,318
*,^	Iljin Materials Co. Ltd.	101,923	3,308
	Daeduck Electronics Co.	319,061	3,265
*,^	Ananti Inc.	247,143	3,256
	Hite Jinro Co. Ltd.	182,389	3,220
	Green Cross Holdings Corp.	171,017	3,217
	Hyundai Home Shopping Network Corp.	34,993	3,214
	Chong Kun Dang Pharmaceutical Corp.	39,872	3,190
^	Bukwang Pharmaceutical Co. Ltd.	209,575	3,180
	Dongsuh Cos. Inc.	187,393	3,125
	Lotte Chilsung Beverage Co. Ltd.	21,010	3,121
*,^	G-treeBNT Co. Ltd.	126,396	3,094
^	F&F Co. Ltd.	39,250	3,048
	Taeyoung Engineering & Construction Co. Ltd.	235,775	3,047

49

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	KB Financial Group Inc. ADR	76,887	3,036
*,^	ABLBio Inc.	143,448	3,005
	NICE Information Service Co. Ltd.	201,633	2,964
	Doosan Corp.	33,955	2,960
	Mirae Asset Daewoo Co. Ltd. Preference Shares	821,850	2,952
*	Asiana Airlines Inc.	616,504	2,934
	LEENO Industrial Inc.	55,503	2,887
	HDC Holdings Co. Ltd.	218,875	2,877
^	NEPES Corp.	102,684	2,861
*,^	Kumho Tire Co. Inc.	824,004	2,835
	Daou Technology Inc.	149,889	2,821
	DB HiTek Co. Ltd.	219,338	2,798
^	Eo Technics Co. Ltd.	50,617	2,789
*,^	CrystalGenomics Inc.	211,299	2,717
^	Hyundai Construction Equipment Co. Ltd.	75,533	2,660
	SK Chemicals Co. Ltd.	52,980	2,640
	IS Dongseo Co. Ltd.	78,256	2,622
	Poongsan Corp.	116,048	2,607
	LOTTE Himart Co. Ltd.	68,724	2,606
^	Shinsegae International Inc.	13,987	2,584
	GS Home Shopping Inc.	17,232	2,572
	Handsome Co. Ltd.	80,135	2,567
^	CJ CGV Co. Ltd.	78,648	2,563
	Sam Chun Dang Pharm Co. Ltd.	77,733	2,557
*,^	Esmo Corp.	529,030	2,539
	Korea Electric Terminal Co. Ltd.	43,419	2,528
	Huchems Fine Chemical Corp.	132,200	2,519
	NICE Holdings Co. Ltd.	126,639	2,490
	Daesang Corp.	117,998	2,480
*,^	Oscotec Inc.	135,121	2,475
	Dong-A ST Co. Ltd.	28,071	2,468
*	Medipost Co. Ltd.	87,244	2,452
*,^	Ecopro Co. Ltd.	104,357	2,443
^	Dentium Co. Ltd.	37,915	2,418
*	DIO Corp.	68,417	2,414
	HS Industries Co. Ltd.	286,809	2,322
	Daishin Securities Co. Ltd.	192,051	2,308
^	Hana Tour Service Inc.	52,769	2,299
*,^	Amicogen Inc.	108,603	2,292
*,^	Yungjin Pharmaceutical Co. Ltd.	516,317	2,271
*,^	GemVax & Kael Co. Ltd.	185,900	2,269
^	Hanjin Transportation Co. Ltd.	71,454	2,260
	LG International Corp.	146,292	2,259
	Samyang Holdings Corp.	35,223	2,250
	Meritz Financial Group Inc.	176,704	2,243
*	BH Co. Ltd.	137,788	2,230
	Hankook Technology Group Co. Ltd.	146,546	2,177
	LF Corp.	108,101	2,155
*,^	Pharmicell Co. Ltd.	318,418	2,151
	Hyosung TNC Co. Ltd.	17,419	2,143
*	Dongkuk Steel Mill Co. Ltd.	365,345	2,127
*,^	Studio Dragon Corp.	35,678	2,107
*	Ilyang Pharmaceutical Co. Ltd.	93,742	2,086
^	Samwha Capacitor Co. Ltd.	45,867	2,059
	SL Corp.	98,389	2,021
*,^	Telcon RF Pharmaceutical Inc.	406,213	2,019
	Kumho Industrial Co. Ltd.	163,764	2,005
	Songwon Industrial Co. Ltd.	103,406	1,998
^	L&F Co. Ltd.	84,064	1,996
	Grand Korea Leisure Co. Ltd.	112,307	1,995
	Soulbrain Co. Ltd.	48,504	1,986
	Korea Real Estate Investment & Trust Co. Ltd.	972,620	1,985
	Korea Petrochemical Ind Co. Ltd.	17,394	1,962
*	Seegene Inc.	85,211	1,953

50

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
^	JW Pharmaceutical Corp.	71,580	1,950
	Daewoong Co. Ltd.	131,735	1,950
	Ahnlab Inc.	34,731	1,928
	SKCKOLONPI Inc.	76,697	1,922
	Daea TI Co. Ltd.	352,743	1,922
	Sebang Global Battery Co. Ltd.	51,267	1,897
	Chongkundang Holdings Corp.	19,363	1,897
*	Hyosung Advanced Materials Corp.	18,227	1,890
	Jeil Pharma Holdings Inc.	99,006	1,888
	Binggrae Co. Ltd.	31,884	1,886
	Silicon Works Co. Ltd.	50,528	1,884
*	Enzychem Lifesciences Corp.	36,426	1,881
	Young Poong Corp.	3,002	1,870
^	LIG Nex1 Co. Ltd.	67,713	1,827
*,^	Cafe24 Corp.	34,153	1,821
	LG Hausys Ltd.	33,969	1,810
	Dongwon Industries Co. Ltd.	8,351	1,809
	Nexen Tire Corp.	212,874	1,798
	Orion Holdings Corp.	120,679	1,794
	S&T Motiv Co. Ltd.	46,362	1,792
^	Hansae Co. Ltd.	97,588	1,775
	Hyosung Chemical Corp.	13,518	1,753
	Youngone Holdings Co. Ltd.	33,272	1,753
	Tongyang Inc.	1,123,121	1,752
*	Innox Advanced Materials Co. Ltd.	37,450	1,739
*	LegoChem Biosciences Inc.	43,147	1,737
*,^	Naturecell Co. Ltd.	233,989	1,731
*,^	Foosung Co. Ltd.	293,060	1,727
*	iNtRON Biotechnology Inc.	140,806	1,723
	Hanwha Corp. Preference Shares	141,085	1,718
	Hanwha General Insurance Co. Ltd.	477,831	1,713
*	STCUBE	129,849	1,686
	Posco ICT Co. Ltd.	336,400	1,669
^	Harim Holdings Co. Ltd.	170,253	1,669
*	Eutilex Co. Ltd.	27,473	1,648
^	YG Entertainment Inc.	65,258	1,640
	Halla Holdings Corp.	42,686	1,633
*,^	Mezzion Pharma Co. Ltd.	29,783	1,629
	Mirae Asset Life Insurance Co. Ltd.	427,192	1,628
	Dong-A Socio Holdings Co. Ltd.	19,253	1,624
	Dongjin Semichem Co. Ltd.	185,654	1,619
	Dongwon F&B Co. Ltd.	6,635	1,616
	Huons Co. Ltd.	32,364	1,609
*,^	Korea Line Corp.	68,582	1,604
^	Advanced Process Systems Corp.	69,357	1,573
	Modetour Network Inc.	91,079	1,557
*	Webzen Inc.	104,573	1,551
^	SK Gas Ltd.	22,459	1,525
^	Dawonsys Co. Ltd.	124,076	1,519
	Daishin Securities Co. Ltd. Preference Shares	182,611	1,502
*	Yuanta Securities Korea Co. Ltd.	531,497	1,496
	DongKook Pharmaceutical Co. Ltd.	29,502	1,493
	iMarketKorea Inc.	146,117	1,489
*,^	CMG Pharmaceutical Co. Ltd.	529,148	1,483
	Wemade Co. Ltd.	51,776	1,482
§	Caregen Co. Ltd.	22,308	1,466
	Hanil Cement Co. Ltd.	13,163	1,456
^	Jeil Pharmaceutical Co. Ltd.	44,281	1,437
*,^	Feelux Co. Ltd.	289,317	1,423
	Jusung Engineering Co. Ltd.	244,854	1,417
	SK Securities Co. Ltd.	2,229,754	1,399
	SK Discovery Co. Ltd.	58,816	1,395
*	ATGen Co. Ltd.	119,638	1,372
^	Cuckoo Homesys Co. Ltd.	30,980	1,363

51

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	KONA I Co. Ltd.	69,825	1,362
	KEPCO Engineering & Construction Co. Inc.	76,726	1,346
*,^	SFA Semicon Co. Ltd.	474,580	1,344
	Maeil Dairies Co. Ltd.	17,825	1,306
*,^	Inscobee Inc.	515,693	1,263
^	Kwang Dong Pharmaceutical Co. Ltd.	193,657	1,258
	Lock&Lock Co. Ltd.	92,900	1,255
	InBody Co. Ltd.	59,060	1,243
	Namyang Dairy Products Co. Ltd.	2,539	1,237
*,^	Jenax Inc.	99,869	1,222
	KISWIRE Ltd.	53,719	1,220
*,^	Seobu T&D	153,335	1,220
^	Hansol Paper Co. Ltd.	95,821	1,218
*	Binex Co. Ltd.	140,057	1,216
*,^	Able C&C Co. Ltd.	120,276	1,207
	Lotte Confectionery Co. Ltd.	8,024	1,200
	SPC Samlip Co. Ltd.	13,957	1,188
	AK Holdings Inc.	30,661	1,182
*,^	Hyundai Electric & Energy System Co. Ltd.	75,450	1,180
*,^	HLB Life Science CO Ltd.	237,669	1,177
	Korea Asset In Trust Co. Ltd.	325,286	1,171
*,^	Insun ENT Co. Ltd.	161,857	1,160
	Vieworks Co. Ltd.	41,511	1,160
	Green Cross Cell Corp.	33,065	1,147
*,^	Hyosung Heavy Industries Corp.	39,263	1,144
*,^	Vidente Co. Ltd.	148,221	1,142
	Hankook Shell Oil Co. Ltd.	3,941	1,138
^	Aekyung Industrial Co. Ltd.	35,249	1,131
*,^	Anterogen Co. Ltd.	28,881	1,111
	JW Holdings Corp.	208,854	1,104
*,^	Peptron Inc.	78,086	1,095
*	Hanwha Investment & Securities Co. Ltd.	498,370	1,092
^	TES Co. Ltd.	76,230	1,088
	GOLFZON Co. Ltd.	17,230	1,088
*,^	Duk San Neolux Co. Ltd.	74,443	1,080
	Dae Han Flour Mills Co. Ltd.	6,231	1,066
^	Namhae Chemical Corp.	113,780	1,066
	Kolmar Korea Holdings Co. Ltd.	42,246	1,043
	i-SENS Inc.	49,409	1,041
	Lotte Food Co. Ltd.	2,032	1,035
	Huons Global Co. Ltd.	30,624	1,031
	Samchully Co. Ltd.	12,589	1,020
	INTOPS Co. Ltd.	69,896	1,019
	Sung Kwang Bend Co. Ltd.	107,988	1,002
	Seah Besteel Corp.	62,744	1,001
^	Kyobo Securities Co. Ltd.	104,501	997
*	Gamevil Inc.	28,917	996
	CJ CheilJedang Corp. Preference Shares	8,902	991
^	BGF Co. Ltd.	151,707	973
	SeAH Steel Holdings Corp.	19,451	964
	NS Shopping Co. Ltd.	91,209	949
	CJ Hello Co. Ltd.	155,972	934
^	Samyang Corp.	19,705	933
	Hancom Inc.	84,391	923
	Sungwoo Hitech Co. Ltd.	256,964	920
*	Hansol Holdings Co. Ltd.	209,522	907
	Dae Hwa Pharmaceutical Co. Ltd.	65,917	907
	Cuckoo Holdings Co. Ltd.	7,425	887
	Daekyo Co. Ltd.	161,636	879
*	Neowiz	69,435	878
	Toptec Co. Ltd.	108,069	872
	Youlchon Chemical Co. Ltd.	72,331	863
^	Hyundai Corp.	42,262	860
*	Taihan Electric Wire Co. Ltd.	1,377,777	847

52

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
^	Muhak Co. Ltd.	87,541	843
*	Ssangyong Motor Co.	238,196	835
	Sindoh Co. Ltd.	20,162	825
*	Eusu Holdings Co. Ltd.	120,539	817
	Hyundai Livart Furniture Co. Ltd.	53,890	810
*	Lutronic Corp.	110,737	808
*	Woongjin Thinkbig Co. Ltd.	320,566	806
	Eugene Investment & Securities Co. Ltd.	337,863	803
*,^	Kolon Life Science Inc.	43,689	784
*,^	Homecast Co. Ltd.	189,088	784
	E1 Corp.	14,871	750
*,^	Hansol Technics Co. Ltd.	131,099	750
	CJ Freshway Corp.	28,241	742
	TK Corp.	82,760	740
^	KC Tech Co. Ltd.	52,883	729
^	ST Pharm Co. Ltd.	48,592	729
*	Samsung Pharmaceutical Co. Ltd.	329,251	727
	DB Financial Investment Co. Ltd.	158,760	720
*	KTB Investment & Securities Co. Ltd.	263,903	715
	Humedix Co. Ltd.	32,250	712
	KT Skylife Co. Ltd.	77,678	710
	Tongyang Life Insurance Co. Ltd.	186,940	708
*	Wonik Holdings Co. Ltd.	202,877	707
*,^	KH Vatec Co. Ltd.	76,572	705
	Sam Young Electronics Co. Ltd.	70,475	703
	Kolon Corp.	43,765	686
	KISCO Corp.	126,920	678
*,^	Cellumed Co. Ltd.	109,221	658
^	Hanil Holdings Co. Ltd.	14,061	642
*	COSON Co. Ltd.	85,102	588
^	Cell Biotech Co. Ltd.	31,477	572
*,^	Interflex Co. Ltd.	57,472	553
^	ICD Co. Ltd.	59,955	543
*	Leaders Cosmetics Co. Ltd.	66,350	535
*	SBS Media Holdings Co. Ltd.	270,712	531
^	Byucksan Corp.	263,447	531
*,^	Coreana Cosmetics Co. Ltd.	148,739	523
*,^	CUROCOM Co. Ltd.	479,509	506
	S&T Dynamics Co. Ltd.	82,160	506
*,^	Taewoong Co. Ltd.	56,050	501
^	COSMAX NBT Inc.	54,959	489
*	Agabang&Company	166,714	485
*	Aprogen pharmaceuticals Inc.	437,995	473
	Interpark Holdings Corp.	226,106	473
*	Humax Co. Ltd.	74,623	461
	KC Co. Ltd.	38,571	456
*,^	GNCO Co. Ltd.	366,174	420
	It’s Hanbul Co. Ltd.	20,953	419
^	Cosmax BTI Inc	24,252	406
	SeAH Steel Corp.	6,368	394
*	Lumens Co. Ltd.	193,646	371
*	APS Holdings Corp.	49,008	248
*	G-SMATT GLOBAL Co. Ltd.	330,764	187
*	Helixmith Co. Ltd. Rights Exp. 08/06/2019	5,545	157
*	Aprogen pharmaceuticals Inc. Rights Exp. 07/25/2019	425,788	89
	Maeil Holdings Co. Ltd.	5,636	67
*	CMG Pharmaceutical Co. Ltd. Rights Exp. 07/23/2019	121,871	37
			4,741,311
Spain (2.5%)
	Banco Santander SA	98,178,555	455,024
*	Iberdrola SA	37,237,289	370,741
	Telefonica SA	27,717,347	227,928
	Banco Bilbao Vizcaya Argentaria SA	40,542,692	226,134
	Amadeus IT Group SA	2,491,602	197,448

53

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Industria de Diseno Textil SA	6,426,178	193,346
*	Repsol SA	8,224,724	129,069
2	Aena SME SA	430,833	85,392
*	Ferrovial SA	2,914,039	74,595
	CaixaBank SA	21,936,329	62,913
	Grifols SA	2,075,048	61,408
*	ACS Actividades de Construccion y Servicios SA	1,483,484	59,353
	Red Electrica Corp. SA	2,639,975	54,986
	Naturgy Energy Group SA	1,886,935	52,002
^	Endesa SA	1,934,572	49,758
^,2	Cellnex Telecom SA	1,281,250	47,398
	Enagas SA	1,386,593	37,003
	Banco de Sabadell SA	34,378,551	35,634
	Grifols SA Preference Shares	1,513,768	31,663
	Bankinter SA	4,195,075	28,917
	Merlin Properties Socimi SA	2,044,484	28,340
	Siemens Gamesa Renewable Energy SA	1,371,206	22,791
	Inmobiliaria Colonial Socimi SA	1,983,897	22,106
	Mapfre SA	6,046,754	17,683
	Bankia SA	7,438,926	17,571
	Acciona SA	127,101	13,641
	Viscofan SA	238,441	12,499
	Applus Services SA	881,197	11,982
	Bolsas y Mercados Espanoles SHMSF SA	463,346	11,344
*	Masmovil Ibercom SA	474,152	10,577
	Acerinox SA	1,038,047	10,437
	Ebro Foods SA	470,650	10,071
	CIE Automotive SA	328,914	9,519
	Cia de Distribucion Integral Logista Holdings SA	386,754	8,758
	Zardoya Otis SA	1,095,327	8,323
	Faes Farma SA	1,659,011	7,817
	Mediaset Espana Comunicacion SA	1,063,099	7,738
	Prosegur Cia de Seguridad SA	1,641,567	7,705
*	Indra Sistemas SA	758,339	7,672
*	Almirall SA	366,858	6,781
	Corp Financiera Alba SA	124,776	6,537
	Melia Hotels International SA	681,660	6,516
*	Fomento de Construcciones y Contratas SA	455,629	6,067
*,2	Neinor Homes SA	470,354	5,728
2	Gestamp Automocion SA	944,280	5,587
2	Euskaltel SA	600,359	5,569
*	Construcciones y Auxiliar de Ferrocarriles SA	113,441	5,204
*	Fluidra SA	384,721	5,085
*,^	Sacyr SA	2,054,888	4,984
^	Tecnicas Reunidas SA	192,590	4,944
2	Prosegur Cash SA	2,332,977	4,618
*	Repsol SA Rights Exp. 07/04/2019	8,270,833	4,588
2	Unicaja Banco SA	4,739,595	4,232
*,^	Promotora de Informaciones SA	2,510,739	4,110
*,2	Global Dominion Access SA	696,301	3,574
	Liberbank SA	8,052,114	3,473
	Ence Energia y Celulosa SA	761,340	3,442
	Lar Espana Real Estate Socimi SA	398,686	3,091
*,2	Aedas Homes SAU	127,692	3,034
2	Metrovacesa SA	267,765	2,884
*	ACS Actividades de Construccion y Servicios SA Rights Exp. 07/08/2019	1,483,484	2,328
	Atresmedia Corp. de Medios de Comunicacion SA	466,172	2,291
*,^	Pharma Mar SA	1,035,318	2,126
^	NH Hotel Group SA	157,953	816
*,^	Sacyr SA Rights Exp. 07/02/2019	2,054,888	123
			2,835,018
Sweden (2.5%)
	Telefonaktiebolaget LM Ericsson Class B	18,199,266	172,742
	Volvo AB Class B	9,164,934	145,628

54

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Investor AB Class B	2,940,841	141,422
	Assa Abloy AB Class B	5,606,769	126,504
	Sandvik AB	6,584,851	121,004
	Atlas Copco AB Class A	3,756,475	120,379
	Essity AB Class B	3,715,667	114,307
	Hennes & Mauritz AB Class B	5,360,018	95,227
	Swedbank AB Class A	6,131,814	92,310
	Svenska Handelsbanken AB Class A	8,784,863	86,695
	Hexagon AB Class B	1,541,719	85,725
	Skandinaviska Enskilda Banken AB Class A	8,673,641	80,309
	Telia Co. AB	16,138,463	71,547
	Atlas Copco AB Class B	2,405,398	69,156
	Tele2 AB	3,249,899	47,465
	Swedish Match AB	1,034,629	43,742
	Boliden AB	1,681,847	43,096
	Alfa Laval AB	1,921,194	41,983
	SKF AB	2,249,792	41,417
	Epiroc AB Class A	3,841,331	40,024
	Skanska AB Class B	2,180,330	39,396
	Kinnevik AB	1,464,214	38,113
	Electrolux AB Class B	1,457,024	37,349
	Securitas AB Class B	1,890,243	33,179
	Lundin Petroleum AB	1,058,349	32,975
	Elekta AB Class B	2,187,466	31,799
	Castellum AB	1,651,121	31,594
	Svenska Cellulosa AB SCA Class B	3,619,746	31,489
	Investor AB Class A	639,112	30,720
	Industrivarden AB Class A	1,217,531	27,797
^	Nibe Industrier AB Class B	1,830,046	26,804
	Fabege AB	1,607,278	24,201
	Industrivarden AB	1,081,387	23,995
	Husqvarna AB	2,497,231	23,385
	Epiroc AB Class B	2,254,607	22,364
	Getinge AB	1,369,916	21,603
	Trelleborg AB Class B	1,490,997	21,196
*	Swedish Orphan Biovitrum AB	1,073,092	20,709
^	ICA Gruppen AB	472,666	20,325
*	Fastighets AB Balder Class B	593,233	19,883
	AAK AB	1,039,704	19,717
^	Saab AB Class B	569,096	18,535
	Indutrade AB	567,725	18,153
2	Dometic Group AB	1,800,897	18,058
	L E Lundbergforetagen AB Class B	456,635	17,113
2	Thule Group AB	639,223	15,806
	Loomis AB Class B	459,635	15,801
	Lifco AB Class B	276,806	15,364
2	Evolution Gaming Group AB	756,681	14,985
^	BillerudKorsnas AB	1,071,924	14,282
	AF POYRY AB	590,579	13,375
	Holmen AB	619,299	13,230
	Axfood AB	641,123	12,694
	Hexpol AB	1,519,252	12,393
	Wihlborgs Fastigheter AB	802,311	11,640
^	Intrum AB	452,348	11,628
	Hufvudstaden AB Class A	665,055	11,319
	SSAB AB Class B	3,699,450	11,286
^	Sweco AB Class B	404,849	11,123
2	Bravida Holding AB	1,236,301	10,970
^	Investment AB Latour Class B	726,972	10,723
^	Wallenstam AB	993,498	10,506
	Peab AB	1,223,807	10,465
^	NCC AB Class B	577,743	10,018
^	JM AB	428,503	9,856
	Kungsleden AB	1,159,020	9,570

55

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Nordic Entertainment Group AB Class B	404,607	9,498
	Beijer Ref AB	385,677	9,318
	Pandox AB Class B	460,730	8,491
	Hemfosa Fastigheter AB	889,612	8,413
	Vitrolife AB	389,236	7,594
	Bonava AB	515,089	6,473
	Nolato AB Class B	103,244	6,310
*	Nyfosa AB	981,137	6,159
	Arjo AB	1,349,870	6,113
^	Avanza Bank Holding AB	733,310	5,598
	Bure Equity AB	311,339	5,316
	Atrium Ljungberg AB	281,674	5,091
	Mycronic AB	416,540	5,068
	Lindab International AB	420,510	4,838
	SSAB AB Class A	1,383,771	4,832
2	Resurs Holding AB	747,457	4,452
*	Betsson AB	725,925	4,446
*	Modern Times Group MTG AB Class B	395,392	4,433
	Klovern AB	2,709,367	4,266
*	Hembla AB Class B	218,731	4,261
	Cloetta AB Class B	1,304,187	4,247
	Bilia AB	468,533	4,238
	Nobia AB	704,040	4,105
	Klovern AB Preference Shares	111,251	4,062
	Catena AB	122,499	3,851
2	Scandic Hotels Group AB	431,621	3,809
*	Hansa Biopharma AB	201,842	3,755
*	NetEnt AB	1,123,751	3,604
	Svenska Handelsbanken AB Class B	346,375	3,543
	Concentric AB	233,578	3,506
	Ratos AB	1,188,922	3,303
	SkiStar AB	258,668	3,180
2	Attendo AB	627,619	2,726
	Telefonaktiebolaget LM Ericsson Class A	278,623	2,638
	Investment AB Oresund	185,469	2,455
	Clas Ohlson AB	238,270	2,368
	Skandinaviska Enskilda Banken AB	238,483	2,234
	Sagax AB	570,457	2,212
	Hemfosa Fastigheter AB Preference Shares	102,953	2,084
*,^	Mekonomen AB	244,054	2,033
	SKF AB Class A	93,864	1,726
*,2	Munters Group AB	326,272	1,530
*	SAS AB	1,145,967	1,529
	Svenska Cellulosa AB SCA Class A	144,992	1,472
*	Collector AB	238,608	1,365
	Haldex AB	178,288	1,095
	Sagax AB Preference Shares	132,815	527
	NCC AB Class A	27,790	481
	Oriflame Holding AG	14,495	355
			2,883,171
Switzerland (7.4%)
	Nestle SA	18,210,061	1,885,146
	Novartis AG	13,348,541	1,218,612
	Roche Holding AG	4,242,108	1,192,829
	Zurich Insurance Group AG	900,787	313,428
	Cie Financiere Richemont SA	3,120,118	265,137
	UBS Group AG	21,267,757	252,773
	ABB Ltd.	10,915,358	218,833
	Swiss Re AG	1,834,161	186,383
	Credit Suisse Group AG	15,371,065	183,979
*	Alcon Inc.	2,810,628	173,555
	Givaudan SA	56,479	159,527
	Lonza Group AG	453,140	152,977
	Sika AG	847,694	144,822

56

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	LafargeHolcim Ltd.	2,258,070	110,412
	Swiss Life Holding AG	206,849	102,553
	Geberit AG	217,879	101,842
	SGS SA	31,497	80,281
	Partners Group Holding AG	101,010	79,436
	Swisscom AG	155,307	78,009
	Sonova Holding AG	335,849	76,439
	Temenos AG	362,883	64,976
	Julius Baer Group Ltd.	1,324,801	59,025
	Adecco Group AG	950,540	57,125
	Straumann Holding AG	61,661	54,489
	Schindler Holding AG	238,075	53,066
	Chocoladefabriken Lindt & Spruengli AG Registered Shares	621	50,517
	Baloise Holding AG	284,577	50,401
	Swatch Group AG (Bearer)	171,442	49,146
	Roche Holding AG (Bearer)	172,549	48,391
	Chocoladefabriken Lindt & Spruengli AG	6,459	47,020
	Kuehne & Nagel International AG	307,324	45,649
	Swiss Prime Site AG	459,303	40,114
	Vifor Pharma AG	271,075	39,181
	Logitech International SA	890,840	35,608
	LafargeHolcim Ltd. (Paris Shares)	635,227	31,009
	Barry Callebaut AG	14,192	28,484
	EMS-Chemie Holding AG	43,515	28,248
	PSP Swiss Property AG	239,587	28,001
	Schindler Holding AG (Registered)	126,563	27,668
	Clariant AG	1,229,669	25,018
	Helvetia Holding AG	199,190	25,004
	Georg Fischer AG	25,012	23,927
	BB Biotech AG	342,416	23,209
	Flughafen Zurich AG	115,119	21,681
2	VAT Group AG	156,542	19,309
	Tecan Group AG	71,850	18,660
*	ams AG	475,002	18,597
*	Panalpina Welttransport Holding AG	78,775	18,138
	Pargesa Holding SA	228,074	17,590
	Belimo Holding AG	2,841	17,470
	Cembra Money Bank AG	171,456	16,546
	Swatch Group AG (Registered)	294,187	15,943
^,2	Sunrise Communications Group AG	206,934	15,456
	Dufry AG	179,403	15,203
2	Galenica AG	295,973	14,872
	Allreal Holding AG	86,096	14,819
	OC Oerlikon Corp. AG	1,178,397	14,400
	Bucher Industries AG	40,249	13,867
	dormakaba Holding AG	18,558	13,460
	Banque Cantonale Vaudoise	17,039	13,268
	DKSH Holding AG	218,075	12,778
*	Idorsia Ltd.	538,175	12,315
	Landis&Gyr Group AG	151,616	12,094
	Sulzer AG	106,207	11,626
	Forbo Holding AG	6,366	11,242
	Emmi AG	11,803	11,043
	Mobimo Holding AG	39,451	10,488
	Valiant Holding AG	95,878	10,412
	SIG Combibloc Group AG	836,702	9,636
	Vontobel Holding AG	166,962	9,290
	Huber & Suhner AG	104,330	8,794
	Siegfried Holding AG	25,067	8,734
	SFS Group AG	102,212	8,703
	Interroll Holding AG	3,438	8,648
	BKW AG	109,608	7,324
	Inficon Holding AG	11,889	7,256
	St. Galler Kantonalbank AG	16,048	7,233

57

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Daetwyler Holding AG	44,847	6,833
	HBM Healthcare Investments AG	36,124	6,803
	Conzzeta AG	7,968	6,759
*	Aryzta AG	5,621,721	6,457
	Berner Kantonalbank AG	26,973	6,425
	Kardex AG	36,191	6,323
	Schweiter Technologies AG	5,570	5,252
	Burckhardt Compression Holding AG	19,202	5,104
	Valora Holding AG	19,833	5,045
^	Komax Holding AG	21,604	4,810
	Bachem Holding AG	34,461	4,561
	VZ Holding AG	16,608	4,552
*	GAM Holding AG	968,066	4,480
	Comet Holding AG	44,911	4,355
	Liechtensteinische Landesbank AG	65,528	4,169
	LEM Holding SA	2,907	4,086
*,^	COSMO Pharmaceuticals NV	43,092	4,078
	Intershop Holding AG	7,177	3,656
	Bobst Group SA	47,854	3,542
	Arbonia AG	259,502	3,438
	Bell Food Group AG	12,163	3,373
	u-blox Holding AG	39,439	3,349
^	EFG International AG	461,346	3,195
	Ascom Holding AG	211,311	2,769
	Rieter Holding AG	17,996	2,738
^	Implenia AG	90,308	2,676
	Ypsomed Holding AG	19,381	2,666
	Vetropack Holding AG	1,196	2,544
*,^	Basilea Pharmaceutica AG	67,885	2,510
	VP Bank AG	15,160	2,451
	ALSO Holding AG	16,998	2,431
^	Autoneum Holding AG	16,539	2,384
*,^	Meyer Burger Technology AG	4,324,876	2,323
	Bossard Holding AG	14,808	2,305
*	Leonteq AG	64,606	2,298
	Swissquote Group Holding SA	53,840	2,297
	Hiag Immobilien Holding AG	17,972	2,155
	Zehnder Group AG	55,449	2,019
	APG SGA SA	6,002	1,698
*	Alpiq Holding AG	20,220	1,456
^	Kudelski SA	203,833	1,348
*	Schmolz & Bickenbach AG	2,483,513	1,193
			8,512,050
United Kingdom (14.5%)
	HSBC Holdings plc	123,863,492	1,033,801
	Royal Dutch Shell plc Class A	26,794,963	874,526
	BP plc	121,881,199	849,121
	Royal Dutch Shell plc Class B	22,910,936	750,718
	AstraZeneca plc	8,031,325	656,577
	Diageo plc	14,283,597	614,772
	GlaxoSmithKline plc	29,988,440	601,116
	British American Tobacco plc	13,607,952	475,136
	Rio Tinto plc	6,728,929	416,476
	Unilever plc	6,663,265	413,625
	Prudential plc	15,904,312	347,208
	BHP Group plc	12,722,120	325,361
	Lloyds Banking Group plc	432,243,488	310,447
	Reckitt Benckiser Group plc	3,848,175	303,833
	RELX plc	11,501,194	278,956
	Vodafone Group plc	164,245,964	269,210
	Glencore plc	68,293,873	236,361
	Compass Group plc	9,691,370	232,320
	National Grid plc	20,844,494	221,679
	Barclays plc	105,213,801	200,123

58

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Anglo American plc	6,043,722	172,660
	Tesco plc	59,223,190	170,722
	Experian plc	5,555,793	168,283
	Standard Chartered plc	16,536,938	150,021
	Imperial Brands plc	5,833,793	136,891
	London Stock Exchange Group plc	1,916,461	133,548
	CRH plc	3,975,104	129,910
	BT Group plc	50,987,397	127,486
	Aviva plc	23,911,887	126,651
	Legal & General Group plc	36,205,456	124,041
	BAE Systems plc	19,583,924	123,083
	Smith & Nephew plc	5,349,811	116,170
	Rolls-Royce Holdings plc	10,403,657	111,142
	Ferguson plc	1,418,754	101,001
	WPP plc	7,475,943	94,171
	SSE plc	6,335,750	90,306
	3i Group plc	5,830,007	82,483
	Ashtead Group plc	2,856,092	81,831
	Informa plc	7,611,283	80,717
	Royal Bank of Scotland Group plc	27,738,012	77,365
	InterContinental Hotels Group plc	1,110,913	73,065
	Intertek Group plc	986,774	68,986
	Sage Group plc	6,657,808	67,901
	Melrose Industries plc	29,423,066	67,637
	Associated British Foods plc	2,128,607	66,637
	Whitbread plc	1,060,868	62,419
	Segro plc	6,655,850	61,797
	Halma plc	2,311,727	59,371
	Burberry Group plc	2,495,587	59,151
	Rentokil Initial plc	11,305,019	57,076
	Next plc	798,091	55,888
	Standard Life Aberdeen plc	14,737,747	55,142
	Bunzl plc	2,057,341	54,285
	DCC plc	602,270	53,730
	Spirax-Sarco Engineering plc	448,500	52,358
	Mondi plc	2,250,826	51,229
	Pearson plc	4,783,096	49,764
	Croda International plc	761,605	49,540
	Persimmon plc	1,935,342	49,167
	Johnson Matthey plc	1,159,533	49,022
	Smiths Group plc	2,428,039	48,309
	RSA Insurance Group plc	6,310,268	46,245
	Land Securities Group plc	4,349,271	46,071
	Micro Focus International plc	1,741,820	45,810
*	Coca-Cola HBC AG	1,186,802	44,832
	Barratt Developments plc	6,150,899	44,760
	St. James’s Place plc	3,196,596	44,632
	Smurfit Kappa Group plc	1,434,860	43,423
	Carnival plc	979,759	43,118
	United Utilities Group plc	4,171,704	41,525
*	Ocado Group plc	2,763,713	40,969
	Hargreaves Lansdown plc	1,648,518	40,279
	British Land Co. plc	5,831,983	39,914
	Taylor Wimpey plc	19,843,752	39,820
	Centrica plc	35,030,657	39,051
2	Auto Trader Group plc	5,585,803	38,904
	Severn Trent plc	1,449,409	37,706
	Rightmove plc	5,435,382	36,977
	Hiscox Ltd.	1,698,937	36,502
	DS Smith plc	7,786,346	35,921
	Flutter Entertainment plc	472,271	35,583
	Direct Line Insurance Group plc	8,382,021	35,333
	Admiral Group plc	1,257,064	35,250
	Kingfisher plc	12,886,379	35,124

59

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Berkeley Group Holdings plc	733,726	34,774
	Wm Morrison Supermarkets plc	13,480,869	34,507
	Marks & Spencer Group plc	11,941,071	31,927
	Meggitt plc	4,739,776	31,578
	Weir Group plc	1,586,209	31,211
	ITV plc	22,733,944	31,179
	Intermediate Capital Group plc	1,694,221	29,718
	GVC Holdings plc	3,535,617	29,308
	Phoenix Group Holdings plc	3,216,462	29,007
	Evraz plc	3,338,611	28,269
*	Just Eat plc	3,522,028	27,932
	International Consolidated Airlines Group SA (London Shares)	4,545,661	27,559
	Tate & Lyle plc	2,846,473	26,684
	Bellway plc	752,827	26,627
	Schroders plc	679,642	26,366
	Investec plc	3,985,448	25,908
	Spectris plc	705,834	25,782
	HomeServe plc	1,668,104	25,137
	Antofagasta plc	2,126,323	25,116
	G4S plc	9,472,953	25,062
*	BTG plc	2,359,209	25,036
	Travis Perkins plc	1,538,551	24,884
2	Merlin Entertainments plc	4,332,997	24,768
	RPC Group plc	2,457,878	24,736
	J Sainsbury plc	9,945,369	24,714
	Derwent London plc	610,675	24,183
	Pennon Group plc	2,558,108	24,128
	SSP Group plc	2,694,772	23,487
	John Wood Group plc	4,032,604	23,220
	Tullow Oil plc	8,583,420	22,962
	Howden Joinery Group plc	3,545,729	22,819
	BBA Aviation plc	6,273,710	22,493
	Beazley plc	3,201,494	22,441
	Polymetal International plc	1,758,598	22,299
	B&M European Value Retail SA	5,205,705	22,049
	Electrocomponents plc	2,713,939	21,803
	IMI plc	1,633,850	21,556
	Rotork plc	5,332,902	21,439
	Dechra Pharmaceuticals plc	608,195	21,228
2	Quilter plc	11,474,555	20,440
	Tritax Big Box REIT plc	10,420,962	20,436
	TUI AG (London Shares)	2,040,301	20,033
	Cineworld Group plc	6,199,862	19,947
	AVEVA Group plc	387,025	19,861
*	Cobham plc	14,625,863	19,796
	UNITE Group plc	1,599,590	19,793
	Inchcape plc	2,518,402	19,736
	Inmarsat plc	2,832,987	19,623
	Hikma Pharmaceuticals plc	861,237	18,848
	CYBG plc	7,512,835	18,346
	Man Group PLC	9,236,438	18,262
	Britvic plc	1,618,449	18,260
	Greggs plc	610,070	17,781
	IWG plc	4,091,180	17,679
	Hammerson plc	4,748,053	16,718
2	ConvaTec Group plc	8,992,789	16,663
	Close Brothers Group plc	926,929	16,636
	Moneysupermarket.com Group plc	3,142,552	16,462
	JD Sports Fashion plc	2,205,768	16,433
	Hays plc	8,220,711	16,424
	IG Group Holdings plc	2,205,696	16,352
^	NMC Health plc	527,841	16,150
	WH Smith plc	639,637	16,022
	UDG Healthcare plc	1,528,407	15,505

60

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Royal Mail plc	5,652,223	15,229
	Ashmore Group plc	2,351,474	15,213
2	John Laing Group plc	3,009,010	15,040
	Greene King plc	1,870,163	14,669
	Aggreko plc	1,456,223	14,620
	Great Portland Estates plc	1,679,417	14,596
	easyJet plc	1,189,402	14,401
	BCA Marketplace plc	4,596,658	14,170
	Shaftesbury plc	1,358,796	13,867
	Victrex plc	500,327	13,749
*	Capita plc	10,104,345	13,549
	Grafton Group plc	1,321,446	13,513
	Jupiter Fund Management plc	2,517,531	13,512
	Genus plc	398,769	13,430
	National Express Group plc	2,587,443	13,193
	TP ICAP plc	3,420,723	13,030
	Diploma plc	669,174	13,013
	Rhi Magnesita NV	208,613	12,805
	Balfour Beatty plc	4,151,528	12,768
	Fresnillo plc	1,130,389	12,511
	British American Tobacco plc ADR	358,284	12,493
	Games Workshop Group plc	198,043	12,479
	Pagegroup plc	1,911,745	12,444
*	Serco Group plc	6,716,867	12,275
	Capital & Counties Properties plc	4,448,893	12,241
	Bodycote plc	1,152,875	12,116
	QinetiQ Group plc	3,385,998	12,032
	Big Yellow Group plc	939,573	11,817
	Entertainment One Ltd.	2,328,958	11,763
	Assura plc	14,348,842	11,621
	Primary Health Properties plc	6,792,048	11,507
	Grainger plc	3,644,947	11,373
	Renishaw plc	208,410	11,288
2	Ascential plc	2,432,303	11,003
	Bovis Homes Group plc	831,391	10,930
	Lancashire Holdings Ltd.	1,220,525	10,686
	LondonMetric Property plc	3,931,693	10,533
	William Hill plc	5,362,298	10,529
	KAZ Minerals plc	1,359,856	10,446
	Marshalls plc	1,202,890	10,412
2	Sophos Group plc	2,044,694	10,264
	Cranswick plc	311,788	10,232
2	Countryside Properties plc	2,684,037	10,180
	Playtech plc	1,873,926	10,163
	Domino’s Pizza Group plc	2,812,167	9,948
	Safestore Holdings plc	1,253,664	9,768
	Redrow plc	1,406,933	9,743
	Centamin plc	6,653,436	9,679
	Savills plc	816,868	9,290
	Rathbone Brothers plc	329,506	9,277
	Mediclinic International plc	2,378,367	9,208
2	Avast plc	2,411,581	9,201
	Softcat plc	744,412	9,193
	Vesuvius plc	1,317,549	9,164
*	Firstgroup plc	7,373,790	9,158
	Coats Group plc	8,690,627	9,049
	Workspace Group plc	808,356	8,962
	Ultra Electronics Holdings plc	426,755	8,944
	Babcock International Group plc	1,529,211	8,902
	Micro Focus International plc ADR	336,895	8,823
	Paragon Banking Group plc	1,559,690	8,707
	Dixons Carphone plc	6,210,047	8,632
	Petrofac Ltd.	1,572,893	8,604
	Essentra plc	1,575,536	8,562

61

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Daily Mail & General Trust plc	859,806	8,536
	KCOM Group plc	5,944,434	8,474
	Provident Financial plc	1,560,995	8,174
	Drax Group plc	2,453,866	8,105
*	Cairn Energy plc	3,527,349	7,780
	Synthomer plc	1,617,904	7,674
	J D Wetherspoon plc	423,219	7,672
	Greencore Group plc	2,735,985	7,605
*,2	Wizz Air Holdings plc	173,548	7,516
	Hill & Smith Holdings plc	496,115	7,382
	Sanne Group plc	818,410	7,305
	Computacenter plc	431,076	7,279
2	Ibstock plc	2,333,764	7,203
	Senior plc	2,589,610	7,097
	Dunelm Group plc	588,749	6,883
	Crest Nicholson Holdings plc	1,511,950	6,869
*	EI Group plc	2,729,655	6,832
	OneSavings Bank plc	1,473,940	6,792
	Pets at Home Group plc	2,869,597	6,789
	Go-Ahead Group plc	261,566	6,563
*,^	Metro Bank plc	974,408	6,495
	Brewin Dolphin Holdings plc	1,638,015	6,371
	Polypipe Group plc	1,126,213	6,326
	Telecom Plus plc	349,431	6,275
	Ferrexpo plc	1,759,429	6,219
	Elementis plc	3,447,318	6,201
	AG Barr plc	519,797	6,118
	Morgan Advanced Materials plc	1,729,628	6,109
	SIG plc	3,649,908	6,008
	St. Modwen Properties plc	1,071,684	5,961
^	TalkTalk Telecom Group plc	4,020,587	5,721
	Marston’s plc	3,846,373	5,705
	IntegraFin Holdings plc	1,174,569	5,682
2	McCarthy & Stone plc	3,235,565	5,620
	Hunting plc	857,145	5,574
2	Equiniti Group plc	1,981,010	5,537
*,^	Sirius Minerals plc	29,305,993	5,483
^	Intu Properties plc	5,393,890	5,217
	Galliford Try plc	649,063	5,200
*,2	Aston Martin Lagonda Global Holdings plc	397,501	5,084
	AJ Bell plc	987,236	5,009
*	Premier Oil plc	4,946,007	4,852
	Restaurant Group plc	2,873,236	4,803
*	Mitchells & Butlers plc	1,315,246	4,787
2	Hastings Group Holdings plc	1,872,827	4,652
	F&C Commercial Property Trust Ltd.	3,217,055	4,565
	UK Commercial Property REIT Ltd.	4,041,959	4,532
*	Just Group plc	6,275,949	4,494
*	Vectura Group plc	4,037,340	4,436
	Bank of Georgia Group plc	232,219	4,428
	Plus500 Ltd.	664,053	4,394
	TBC Bank Group plc	217,697	4,380
	Card Factory plc	1,947,204	4,359
	Mitie Group plc	2,248,814	4,185
*	Sports Direct International plc	1,183,919	4,159
	Picton Property Income Ltd.	3,320,237	4,135
	NewRiver REIT plc	1,817,569	4,124
	Stagecoach Group plc	2,545,127	4,103
	ITE Group plc	4,439,753	4,036
	Chemring Group plc	1,712,254	4,009
	Chesnara plc	894,445	3,759
2	Charter Court Financial Services Group plc	998,903	3,752
	Hochschild Mining plc	1,520,676	3,696
*	Bank of Cyprus Holdings plc	2,038,246	3,690

62

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Northgate plc	804,816	3,540
	Halfords Group plc	1,210,642	3,471
	Keller Group plc	441,501	3,440
	888 Holdings plc	1,631,056	3,384
	Saga plc	6,711,622	3,382
	NCC Group plc	1,624,561	3,376
	Hansteen Holdings plc	2,555,820	3,139
	PZ Cussons plc	1,140,314	3,100
*	Georgia Capital plc	215,604	2,991
	Stobart Group Ltd.	1,938,692	2,735
	Helical plc	579,719	2,711
	Devro plc	977,265	2,572
2	Spire Healthcare Group plc	1,670,789	2,543
	Dignity plc	309,209	2,535
	Superdry plc	419,069	2,452
	De La Rue plc	619,630	2,408
*	Indivior plc	4,309,996	2,338
	Schroder REIT Ltd.	3,280,646	2,293
	AA plc	3,718,347	2,275
	GoCo Group plc	1,865,710	2,229
^,2	Amigo Holdings plc	877,073	2,214
	Rank Group plc	1,071,418	2,165
	Daejan Holdings plc	30,165	2,127
	Redefine International plc	1,544,958	2,066
	International Personal Finance plc	1,339,405	2,043
*,2	Funding Circle Holdings plc	866,548	1,984
*	Acacia Mining plc	863,552	1,952
	Smurfit Kappa Group plc (Dublin Shares)	63,008	1,909
	RPS Group plc	1,341,299	1,827
	Ted Baker plc	174,644	1,800
*,^	AO World plc	1,895,003	1,756
*	Premier Foods plc	4,066,539	1,738
	Soco International plc	1,882,504	1,670
	N Brown Group plc	892,721	1,483
*,^	Thomas Cook Group plc	8,426,319	1,407
	Renewi plc	3,559,609	1,307
2	Bakkavor Group plc	848,372	1,290
^	Kier Group plc	942,854	1,273
*,^	Petra Diamonds Ltd.	5,004,728	1,249
	Lookers plc	1,890,031	1,221
2	CMC Markets plc	686,218	785
*,2	Alfa Financial Software Holdings plc	547,694	732
	Glanbia plc (London Shares)	771	13
*,§	Sole Realisation Co. plc	135	—
*,§	Carillion plc	2,500,529	—
			16,608,392
Total Common Stocks (Cost $102,821,192)			113,367,169
Preferred Stocks (0.0%)
*,§,3	CJ Corp - Convert Preference Shares (Cost $ —)	11,000	257

Coupon
Temporary Cash Investments (2.9%)[1]
Money Market Fund (2.8%)
4,5	Vanguard Market Liquidity Fund	2.499%	31,981,939	3,198,834

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	2.385%	8/1/19	7,000	6,988
6	United States Treasury Bill	2.349%	8/15/19	36,000	35,907

63

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	United States Treasury Bill	2.135%	11/14/19	47,000	46,636
6	United States Treasury Bill	2.275%	11/29/19	8,000	7,931
					97,462
Total Temporary Cash Investments (Cost $3,295,626)					3,296,296
Total Investments (101.7%) (Cost $106,116,818)					116,663,722
Other Assets and Liabilities—Net (-1.7%)[5,7]					(1,904,425)
Net Assets (100%)					114,759,297

*                   Non-income-producing security.

^                  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,043,031,000.

§                 Security value determined using significant unobservable inputs.

1                 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.

2                 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $1,498,257,000, representing 1.3% of net assets.

3                 Perpetual security with no stated maturity.

4                 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5                 Includes $2,156,974,000 of collateral received for securities on loan.

6                 Securities with a value of $67,703,000 have been segregated as initial margin for open futures contracts.

7                 Cash of $6,837,000 has been segregated as collateral for open forward currency contracts.

ADR—American Depositary Receipt.

CVR—Contingent Value Rights.

GDR—Global Depositary Receipt.

REIT—Real Estate Investment Trust.

64

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© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1272 082019

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)     Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  August 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  August 16, 2019

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 16, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.